                              AMERICAN

                                           SKANDIA
                                                    TRUST

                              -----------------------------------------------
                                             SEMIANNUAL REPORT
                              -----------------------------------------------

                                               JUNE 30, 2001
                                                (UNAUDITED)

                             AMERICAN SKANDIA TRUST
                            SCHEDULES OF INVESTMENTS
                           JUNE 30, 2001 (UNAUDITED)

                     AST AIM INTERNATIONAL EQUITY PORTFOLIO
                    AST ALLIANCE GROWTH AND INCOME PORTFOLIO
                          AST JANCAP GROWTH PORTFOLIO
                           AST MONEY MARKET PORTFOLIO
                  AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
                           AST AIM BALANCED PORTFOLIO
                       AST FEDERATED HIGH YIELD PORTFOLIO
                  AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                     AST PIMCO TOTAL RETURN BOND PORTFOLIO
                      AST INVESCO EQUITY INCOME PORTFOLIO
                      AST JANUS SMALL-CAP GROWTH PORTFOLIO
             AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II
                    AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                        AST FOUNDERS PASSPORT PORTFOLIO
                 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                         AST ALLIANCE GROWTH PORTFOLIO
                      AST JANUS OVERSEAS GROWTH PORTFOLIO
                 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
               AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
              AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
                     AST GABELLI SMALL-CAP VALUE PORTFOLIO
                      AST MARSICO CAPITAL GROWTH PORTFOLIO
                      AST COHEN & STEERS REALTY PORTFOLIO
                  AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
               AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
                     AST SCUDDER SMALL-CAP GROWTH PORTFOLIO
                        AST MFS GLOBAL EQUITY PORTFOLIO
                            AST MFS GROWTH PORTFOLIO
                      AST MFS GROWTH WITH INCOME PORTFOLIO
                       AST ALGER ALL-CAP GROWTH PORTFOLIO
                       AST JANUS MID-CAP GROWTH PORTFOLIO
                   AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                      AST GABELLI ALL-CAP VALUE PORTFOLIO
                      AST JANUS STRATEGIC VALUE PORTFOLIO
                        AST KINETICS INTERNET PORTFOLIO
                    AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
                          AST SCUDDER JAPAN PORTFOLIO
                AST ALLIANCE/BERNSTEIN GROWTH + VALUE PORTFOLIO
                   AST SANFORD BERNSTEIN CORE VALUE PORTFOLIO

AST AIM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 93.4%
AUSTRALIA -- 0.9%
    AMP Ltd. ........................     414,000   $  4,626,412
                                                    ------------
BRAZIL -- 1.5%
    Companhia de Bebidas das Americas
      [ADR]..........................     173,700      4,021,155
    Embartel Participacoes SA
      [ADR]..........................      90,500        676,940
    Petroleo Brasileiro SA...........     153,600      3,584,869
                                                    ------------
                                                       8,282,964
                                                    ------------
CANADA -- 9.8%
    Alberta Energy Co. Ltd. .........     196,100      8,076,287
    Biovail Corp.*...................     268,100     11,662,350
    Bombardier, Inc. Cl-B............     696,630     10,466,251
    Canadian Pacific Ltd. ...........      65,600      2,534,848
    Celestica, Inc.*.................      59,000      3,038,500
    Loblaw Companies Ltd. ...........     246,400      8,181,618
    Royal Bank of Canada.............     120,500      3,856,642
    Talisman Energy, Inc. ...........     141,300      5,377,102
                                                    ------------
                                                      53,193,598
                                                    ------------
DENMARK -- 3.9%
    Novo Nordisk AS Cl-B.............     271,057     11,990,508
    Vestas Wind Systems AS...........     190,000      8,858,595
                                                    ------------
                                                      20,849,103
                                                    ------------
FINLAND -- 0.2%
    Tieto Corp. Cl-B.................      46,000      1,024,178
                                                    ------------
FRANCE -- 20.0%
    Altran Technologies SA...........     164,500      7,659,324
    Assurances Generales de France
      SL.............................     126,503      7,036,036
    Aventis SA.......................     162,200     12,948,647
    BNP Paribas SA...................     138,727     12,073,021
    Havas Advertising SA.............     125,846      1,384,984
    Peugeot Citroen SA*..............      38,600     10,479,682
    Pinault-Printemps Redoute SA.....      36,940      5,347,550
    Publicis Groupe SA...............     185,800      4,498,561
    Sanofi SA........................     220,300     14,453,667
    Societe Generale SA..............      71,600      4,239,968
    Sodexho Alliance SA..............      76,700      3,580,987
    Total Fina SA Cl-B...............      74,000     10,361,654
    Vinci SA.........................     111,000      7,071,171
    Vivendi Environment SA...........     158,300      6,661,722
                                                    ------------
                                                     107,796,974
                                                    ------------
GERMANY -- 5.2%
    Altana AG........................     313,280     11,908,056
    Bayerische Motoren Werke AG......      79,430      2,629,197
    Marschollek, Lautenschlaeger und
      Partner AG Pfd.................      58,100      6,394,128
    Muenchener Rueckversicherung
      AG.............................       2,450        685,778
    Porsche AG Pfd...................      17,700      6,293,387
                                                    ------------
                                                      27,910,546
                                                    ------------
HONG KONG -- 2.2%
    China Mobile Ltd.*...............   1,761,000      9,302,134
    CNOOC Ltd. [ADR]*................     144,000      2,728,800
                                                    ------------
                                                      12,030,934
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
INDIA -- 0.2%
    Infosys Technologies Ltd.
      [ADR]..........................      20,000   $  1,300,000
                                                    ------------
IRELAND -- 3.3%
    Bank of Ireland PLC..............   1,163,601     11,554,840
    CRH PLC..........................     153,000      2,564,593
    Elan Corp. PLC [ADR]*............      56,300      3,434,300
                                                    ------------
                                                      17,553,733
                                                    ------------
ISRAEL -- 2.6%
    Check Point Software Technologies
      Ltd.*..........................      35,800      1,810,406
    Teva Pharmaceutical Industries
      Ltd. [ADR].....................     196,500     12,241,950
                                                    ------------
                                                      14,052,356
                                                    ------------
ITALY -- 3.4%
    Bulgari SPA......................     276,100      2,891,332
    Ente Nazionale Idrocarburi SPA...     607,650      7,407,606
    Riunione Adriatica di Sicurta
      SPA............................     666,900      8,197,646
                                                    ------------
                                                      18,496,584
                                                    ------------
JAPAN -- 10.3%
    Crayfish Co. Ltd. [ADR]*.........      16,100        177,100
    Fuji Photo Film Co. Ltd..........      79,000      3,407,914
    Hirose Electric Co. Ltd. ........      28,500      2,170,940
    Honda Motor Co. Ltd. ............      52,000      2,284,879
    Hoya Corp. ......................      51,000      3,230,551
    Mitsumi Electric Co. Ltd. .......         700         13,050
    NEC Corp. .......................     278,000      3,755,986
    NTT Data Corp. ..................         373      2,033,748
    NTT Mobile Communication Network,
      Inc. ..........................         273      4,750,088
    Ricoh Co. Ltd....................     275,000      5,931,496
    Sanyo Electric Co................   1,399,000      8,839,408
    Sharp Corp.......................     324,000      4,416,449
    Sony Corp........................      69,000      4,536,723
    Takeda Chemical Industries
      Ltd............................     135,000      6,278,285
    Trend Micro, Inc.*...............     102,600      3,850,104
                                                    ------------
                                                      55,676,721
                                                    ------------
KOREA -- 1.1%
    Korea Telecom Corp. [ADR]........     105,200      2,312,296
    Samsung Electronics Co...........      23,200      3,425,266
                                                    ------------
                                                       5,737,562
                                                    ------------
MEXICO -- 2.3%
    America Movil Cl-L [ADR].........      52,926      1,104,036
    Fomento Economico Mexicano SA de
      CV [ADR].......................      74,600      3,193,626
    Grupo Modelo SA de CV Cl-C.......     830,000      2,235,030
    Telefonos de Mexico SA Cl-L
      [ADR]..........................      52,926      1,857,173
    Wal-Mart de Mexico SA de CV Cl-
      C..............................   1,656,800      4,045,748
                                                    ------------
                                                      12,435,613
                                                    ------------

AST AIM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
NETHERLANDS -- 3.6%
    Koninklijke Ahold NV.............     265,600   $  8,319,394
    VNU NV...........................     159,900      5,414,649
    Wolters Kluwer NV................     214,000      5,752,006
                                                    ------------
                                                      19,486,049
                                                    ------------
SINGAPORE -- 0.9%
    Datadraft Asia Ltd. .............     545,840      2,227,027
    DBS Group Holdings Ltd. .........     361,675      2,660,032
                                                    ------------
                                                       4,887,059
                                                    ------------
SPAIN -- 2.4%
    Banco Popular Espanol SA.........     232,000      8,109,512
    Industria de Diseno Textil SA*
      144A...........................      85,100      1,358,009
    Telefonica SA*...................     298,787      3,682,858
                                                    ------------
                                                      13,150,379
                                                    ------------
SWEDEN -- 0.0%
    Hennes & Mauritz AB Cl-B.........       5,250         89,952
                                                    ------------
SWITZERLAND -- 4.7%
    Compagnie Financiere Richemont
      AG.............................       1,145      2,930,425
    Kudelski SA*.....................      25,800      2,167,524
    Nestle SA........................      44,000      9,351,545
    Serono SA Cl-B...................      10,900     10,812,976
                                                    ------------
                                                      25,262,470
                                                    ------------
TAIWAN -- 0.7%
    Far Eastern Textile Ltd. [GDR]
      144A...........................      62,874        342,035
    Taiwan Semiconductor
      Manufacturing Co. Ltd.
      [ADR]*.........................     236,494      3,592,337
                                                    ------------
                                                       3,934,372
                                                    ------------
UNITED KINGDOM -- 14.2%
    British Petroleum Co. PLC........   1,152,600      9,474,912
    Capita Group PLC.................   1,292,400      8,406,607
    Dixons Group PLC.................     492,450      1,613,727
    Johnson Matthey PLC..............      90,700      1,367,458
    Man, (ED&F) Group PLC............     106,000      1,427,436
    Next PLC.........................     675,000      8,828,741
    Pace Micro Technology PLC........     284,900      1,530,622
    Reckitt Benckiser PLC............     502,500      7,243,893
    Royal Bank of Scotland Group
      PLC............................     425,400      9,375,157
    Safeway PLC......................   1,816,500     10,289,234
    Shell Transport & Trading Co.
      PLC............................   1,110,700      9,232,011

                                         SHARES        VALUE
                                         ------        -----
    Unilever PLC.....................     355,700   $  2,996,559
    WPP Group PLC....................     501,338      4,935,609
                                                    ------------
                                                      76,721,966
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $507,577,244)................                504,499,525
                                                    ------------
                                          PAR
                                         (000)
                                         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.6%
    Student Loan Marketing Assoc.
      3.94%, 07/02/01
    (Cost $30,049,711)...............  $   30,053   $ 30,049,711
                                                    ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $537,626,955)................                534,549,236
OTHER ASSETS LESS
  LIABILITIES -- 1.0%................                  5,567,889
                                                    ------------
NET ASSETS -- 100.0%.................               $540,117,125
                                                    ============

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2001. Percentages are based on net assets.

INDUSTRY
--------
Advertising...........................................   2.1%
Automobile Manufacturers..............................   4.0%
Beverages.............................................   1.7%
Building Materials....................................   0.5%
Business Services.....................................   1.6%
Clothing & Apparel....................................   0.1%
Consumer Products & Services..........................   2.0%
Computer Services & Software..........................   1.5%
Construction..........................................   2.7%
Electronic Components & Equipment.....................   7.8%
Environmental Services................................   1.2%
Financial-Bank & Trust................................   9.6%
Financial Services....................................   1.4%
Food..................................................   7.9%
Healthcare Services...................................   0.6%
Insurance.............................................   3.8%
Machinery & Equipment.................................   1.9%
Office Equipment......................................   1.1%
Oil & Gas.............................................  10.4%
Pharmaceuticals.......................................  17.6%
Printing & Publishing.................................   2.1%
Retail & Merchandising................................   5.0%
Semiconductors........................................   0.7%
Telecommunications....................................   5.6%
Transportation........................................   0.5%
                                                        ----
Total.................................................  93.4%
                                                        ====


--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.
                                        2

AST ALLIANCE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES         VALUE
                                         ------         -----
COMMON STOCK -- 96.4%
AEROSPACE -- 1.4%
    Honeywell International, Inc. ...     750,000   $   26,242,500
                                                    --------------
AIRLINES -- 2.8%
    AMR Corp.*.......................     800,000       28,904,000
    Continental Airlines, Inc.
      Cl-B*sec.......................     475,000       23,393,750
                                                    --------------
                                                        52,297,750
                                                    --------------
BEVERAGES -- 3.2%
    Anheuser-Busch Companies,
      Inc. ..........................   1,100,000       45,320,000
    Pepsi Bottling Group, Inc.sec....     400,000       16,040,000
                                                    --------------
                                                        61,360,000
                                                    --------------
BROADCASTING -- 3.4%
    Comcast Corp. Cl-A*sec...........   1,500,000       65,100,000
                                                    --------------
BUSINESS SERVICES -- 0.8%
    First Data Corp. ................     250,000       16,062,500
                                                    --------------
CHEMICALS -- 2.2%
    DuPont, (E.I.) de Nemours &
      Co. ...........................     350,000       16,884,000
    Eastman Chemical Co. ............     100,000        4,763,000
    Lyondell Chemical Co.sec.........     900,000       13,842,000
    Solutia, Inc. ...................     500,000        6,375,000
                                                    --------------
                                                        41,864,000
                                                    --------------
CLOTHING & APPAREL -- 0.7%
    Limited, Inc. ...................     800,000       13,216,000
                                                    --------------
COMPUTER SERVICES & SOFTWARE -- 0.8%
    Electronic Data Systems
      Corp.sec.......................     250,000       15,625,000
                                                    --------------
CONGLOMERATES -- 10.6%
    Philip Morris Co., Inc. .........   1,450,000       73,587,500
    Tyco International Ltd.sec.......   1,400,000       76,300,000
    United Technologies Corp. .......     700,000       51,282,000
                                                    --------------
                                                       201,169,500
                                                    --------------
CONSUMER PRODUCTS & SERVICES -- 4.7%
    Avon Products, Inc.sec...........   1,000,000       46,280,000
    Colgate-Palmolive Co. ...........     200,000       11,798,000
    Johnson & Johnson Co.sec.........     625,000       31,250,000
                                                    --------------
                                                        89,328,000
                                                    --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.7%
    Flextronics International
      Ltd.*..........................   1,000,000       26,110,000
    General Electric Co. ............     300,000       14,625,000
    Sanmina Corp.*sec................     850,000       19,898,500
    Solectron Corp.*sec..............     500,000        9,150,000
                                                    --------------
                                                        69,783,500
                                                    --------------
ENTERTAINMENT & LEISURE -- 1.1%
    Disney, (Walt) Co. ..............     500,000       14,445,000
    Royal Caribbean Cruises
      Ltd.sec........................     300,000        6,633,000
                                                    --------------
                                                        21,078,000
                                                    --------------

                                         SHARES         VALUE
                                         ------         -----
FINANCIAL-BANK & TRUST -- 12.0%
    Bank of America Corp. ...........     900,000   $   54,027,000
    Bank One Corp. ..................   1,600,000       57,280,000
    KeyCorp..........................     665,000       17,323,250
    MBNA Corp. ......................     500,000       16,475,000
    Morgan, (J.P.) & Co. Ltd. .......   1,550,000       69,130,000
    National City Corp. .............     500,000       15,390,000
                                                    --------------
                                                       229,625,250
                                                    --------------
FINANCIAL SERVICES -- 9.1%
    Citigroup, Inc. .................   1,550,000       81,902,000
    Household International, Inc. ...   1,100,000       73,370,000
    Washington Mutual, Inc.sec.......     450,000       16,897,500
                                                    --------------
                                                       172,169,500
                                                    --------------
FOOD -- 3.5%
    Kroger Co.*......................   2,650,000       66,250,000
                                                    --------------
HEALTHCARE SERVICES -- 3.3%
    IMS Health, Inc. ................     500,000       14,250,000
    Tenet Healthcare Corp.*..........     950,000       49,010,500
                                                    --------------
                                                        63,260,500
                                                    --------------
INSURANCE -- 2.5%
    Ace Ltd. ........................     400,000       15,636,000
    PMI Group, Inc.sec...............     225,000       16,123,500
    XL Capital Ltd. .................     200,000       16,420,000
                                                    --------------
                                                        48,179,500
                                                    --------------
MACHINERY & EQUIPMENT -- 1.1%
    Baker Hughes, Inc.sec............     625,000       20,937,500
                                                    --------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Abbott Laboratories..............     325,000       15,603,250
    Guidant Corp.*sec................     175,000        6,300,000
                                                    --------------
                                                        21,903,250
                                                    --------------
METALS & MINING -- 0.4%
    Alcoa, Inc. .....................     200,000        7,880,000
                                                    --------------
OIL & GAS -- 8.0%
    BP PLC [ADR].....................   1,000,000       49,850,000
    Chevron Corp.sec.................     175,000       15,837,500
    Exxon Mobil Corp. ...............     200,000       17,470,000
    Kerr-McGee Corp. ................     430,000       28,496,100
    Noble Drilling Corp.*............     600,000       19,650,000
    Transocean Sedco Forex,
      Inc.sec........................     500,000       20,625,000
                                                    --------------
                                                       151,928,600
                                                    --------------
PHARMACEUTICALS -- 3.0%
    Pharmacia Corp. .................   1,250,000       57,437,500
                                                    --------------
RAILROADS -- 0.8%
    Union Pacific Corp. .............     275,000       15,100,250
                                                    --------------
SEMICONDUCTORS -- 2.8%
    Fairchild Semiconductor Corp.*...     400,000        9,200,000
    Micron Technology, Inc.*sec......   1,050,000       43,155,000
                                                    --------------
                                                        52,355,000
                                                    --------------

AST ALLIANCE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
TELECOMMUNICATIONS -- 7.8%
    Amdocs Ltd.*sec................     275,000   $   14,808,750
    AT&T Corp.sec..................   2,575,000       56,650,000
    AT&T Corp. Liberty Media Group
      Cl-A*sec.....................   1,000,000       17,490,000
    BellSouth Corp.sec.............     365,000       14,698,550
    SBC Communications, Inc. ......     800,000       32,048,000
    Sprint Corp. (FON Group).......     300,000        6,408,000
    WorldCom, Inc.*sec.............     350,000        5,236,000
    WorldCom, Inc. -- MCI Group....      14,000          225,400
                                                  --------------
                                                     147,564,700
                                                  --------------
UTILITIES -- 5.5%
    AES Corp.*sec..................     350,000       15,067,500
    Duke Energy Corp.sec...........     150,000        5,851,500
    Dynegy, Inc. ..................   1,275,000       59,287,500
    FirstEnergy Corp.sec...........     400,000       12,864,000
    FPL Group, Inc. ...............     200,000       12,042,000
                                                  --------------
                                                     105,112,500
                                                  --------------
TOTAL COMMON STOCK (Cost
  $1,713,770,458)..................                1,832,830,800
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
SHORT-TERM INVESTMENTS -- 4.4%
    Temporary Investment Cash
      Fund.........................  42,298,726   $   42,298,726
    Temporary Investment Fund......  42,298,726       42,298,726
                                                  --------------
    (Cost $84,597,452).............                   84,597,452
                                                  --------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $1,798,367,910)............                1,917,428,252
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.8%).................                  (16,152,714)
                                                  --------------
NET ASSETS -- 100.0%...............               $1,901,275,538
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 83.7%
BEVERAGES -- 2.9%
    Coca-Cola Co. .................   2,044,845   $   92,018,025
                                                  --------------
COMPUTER HARDWARE -- 2.4%
    EMC Corp.*sec..................   2,243,480       65,173,094
    Handspring, Inc.*sec...........   1,572,315       12,106,826
                                                  --------------
                                                      77,279,920
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 10.9%
    Microsoft Corp.*...............   1,437,725      104,953,925
    Sun Microsystems, Inc.*........   1,148,580       18,055,678
    Veritas Software Corp.*sec.....   3,424,728      227,847,153
                                                  --------------
                                                     350,856,756
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 11.5%
    Aether Systems, Inc.*..........   1,712,870       15,158,900
    Flextronics International
      Ltd.*sec.....................   3,086,445       80,587,079
    General Electric Co. ..........   4,464,912      217,664,459
    Sanmina Corp.*sec..............   2,499,555       58,514,583
                                                  --------------
                                                     371,925,021
                                                  --------------
ENTERTAINMENT & LEISURE -- 21.3%
    AOL Time Warner, Inc.*sec......  10,868,552      576,033,255
    Viacom, Inc. Cl-B*.............   2,117,487      109,579,952
                                                  --------------
                                                     685,613,207
                                                  --------------
FINANCIAL SERVICES -- 8.3%
    Goldman Sachs Group,
      Inc.sec......................     939,010       80,567,058
    Merrill Lynch & Co., Inc. .....   1,341,365       79,475,876
    Schwab, (Charles) Corp.sec.....   6,910,516      105,730,895
                                                  --------------
                                                     265,773,829
                                                  --------------
INSURANCE -- 4.2%
    American International Group,
      Inc.sec......................   1,581,480      136,007,280
                                                  --------------
OIL & GAS -- 8.1%
    Anadarko Petroleum Corp.sec....     157,865        8,529,446
    BP PLC [ADR]...................     558,155       27,824,027
    Enron Corp.sec.................   1,475,755       72,311,995
    Exxon Mobil Corp. .............   1,194,015      104,297,210
    Royal Dutch Petroleum Co. .....     800,285       46,632,607
                                                  --------------
                                                     259,595,285
                                                  --------------
PHARMACEUTICALS -- 2.3%
    Pfizer, Inc.sec................   1,884,815       75,486,841
                                                  --------------
RETAIL & MERCHANDISING -- 2.0%
    Home Depot, Inc. ..............   1,351,070       62,892,309
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
TELECOMMUNICATIONS -- 9.8%
    China Mobile Ltd. [ADR]*sec....     956,825   $   25,633,342
    Ciena Corp.*...................     152,700        5,802,600
    EchoStar Communications Corp.
      Cl-A*........................     712,860       23,110,921
    Nokia Corp. Cl-A [ADR]sec......  10,081,440      222,194,937
    Qwest Communications
      International, Inc. .........   1,212,350       38,637,595
                                                  --------------
                                                     315,379,395
                                                  --------------
TOTAL COMMON STOCK
  (Cost $2,141,784,004)............                2,692,827,868
                                                  --------------
                                        PAR
                                       (000)
                                       -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.7%
    Federal Home Loan Bank
      3.52%, 12/14/01..............  $   20,000       19,671,467
      3.85%, 07/23/01..............      25,000       24,943,215
      3.87%, 07/09/01..............      50,000       49,957,000
      4.05%, 07/30/01..............      25,000       24,925,532
                                                  --------------
                                                     119,497,214
                                                  --------------
    Federal Home Loan Mortgage Corp.
      3.73%, 09/10/01..............      25,000       24,810,910
      3.80%, 08/16/01..............      55,000       54,725,465
                                                  --------------
                                                      79,536,375
                                                  --------------
    Federal National Mortgage
      Assoc.
      3.98%, 10/29/01..............      50,000       49,325,611
                                                  --------------
    (Cost $248,377,698)............                  248,359,200
                                                  --------------
CORPORATE OBLIGATIONS -- 2.4%
ENTERTAINMENT & LEISURE -- 1.6%
    Venetian Casino Resort LLC
      12.25%, 11/15/04.............      49,725       53,454,375
                                                  --------------
RETAIL & MERCHANDISING -- 0.8%
    Amazon.com, Inc.
      4.75%, 02/01/09sec...........      51,851       24,758,853
                                                  --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $102,148,168)..............                   78,213,228
                                                  --------------

AST JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
FOREIGN STOCK -- 2.2%
TELECOMMUNICATIONS
    America Movil-Series
      L --(MXP)sec.................     791,555   $   16,511,837
    China Telecom Ltd. -- (HKD)*...  10,500,000       55,464,170
                                                  --------------
      (Cost $83,875,562)...........                   71,976,007
                                                  --------------
                                        PAR
                                       (000)
                                       -----
COMMERCIAL PAPER -- 3.0%
    UBS AG
      4.14%, 07/02/01
    (Cost $97,988,730).............  $   98,000       97,988,730
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash
      Fund.........................      33,932   $       33,932
    Temporary Investment Fund......      33,932           33,932
                                                  --------------
    (Cost $67,864).................                       67,864
                                                  --------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $2,674,242,026)............                3,189,432,897
OTHER ASSETS LESS
  LIABILITIES -- 1.0%..............                   31,349,010
                                                  --------------
NET ASSETS -- 100.0%...............               $3,220,781,907
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
COMMERCIAL PAPER -- 37.7%
AUTOMOBILE MANUFACTURERS -- 2.2%
    Toyota Motor Corp.
      3.71%, 08/03/01++++............  $ 52,750  $   52,570,607
                                                 --------------
FINANCIAL-BANK & TRUST -- 6.8%
    Allied Irish Banks NA
      4.27%, 07/23/01................    50,000      49,869,528
    Banque Et Caisse Epargne
      5.09%, 08/15/01................    15,000      14,904,563
    Dresdner Bank
      3.92%, 08/08/01++++............    20,000      19,917,422
    Nordbanken NA, Inc.
      4.32%, 10/10/01................    25,000      24,697,000
    Svenska Handelsbanken, Inc.
      4.25%, 07/16/01................    50,000      49,911,458
                                                 --------------
                                                    159,299,971
                                                 --------------
FINANCIAL SERVICES -- 15.8%
    Bank One Financial Corp.
      3.75%, 07/23/01++++............    45,000      44,896,875
    CBA Finance, Inc.
      3.75%, 07/30/01................    35,000      34,893,771
    Commerzbank US Finance, Inc.
      4.255%, 07/20/01...............    30,000      29,932,630
      4.24%, 07/24/01................    10,000       9,972,912
    Credit Suisse First Boston
      5.13%, 07/20/01................    12,000      11,967,510
    Danske Corp.
      4.21%, 07/25/01................    15,000      14,957,901
    Dexia Bank
      4.245%, 07/20/01...............    48,500      48,391,340
    General Electric Capital Corp.
      4.10%, 07/02/01................    30,755      30,751,498
    Hewlett Packard Finance Co.
      3.70%, 09/05/01++++............    25,000      24,830,416
    Metlife Funding, Inc.
      3.78%, 07/17/01................    35,825      35,764,814
    Rio Tinto Finance PLC
      3.73%, 08/17/01++++............    32,640      32,481,052
    UBS Finance, Inc.
      4.42%, 10/12/01................    50,000      49,367,690
                                                 --------------
                                                    368,208,409
                                                 --------------
INSURANCE -- 1.8%
    Allstate Corp.
      3.77%, 07/19/01++++............    25,000      24,952,875
      3.78%, 07/27/01++++............    18,243      18,193,193
                                                 --------------
                                                     43,146,068
                                                 --------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Abbott Laboratories, Inc.
      3.87%, 07/05/01++++............  $ 25,000  $   24,989,250
                                                 --------------
OIL & GAS -- 3.5%
    Texaco, Inc.
      3.98%, 07/10/01................    83,000      82,917,415
                                                 --------------
REAL ESTATE -- 2.6%
    Nationwide Building Society
      4.26%, 07/18/01................    50,000      49,899,417
      4.22%, 07/19/01................    10,000       9,978,900
                                                 --------------
                                                     59,878,317
                                                 --------------
TELECOMMUNICATIONS -- 2.4%
    SBC Communications, Inc.
      3.98%, 07/06/01++++............    55,492      55,461,326
                                                 --------------
UTILITIES -- 1.5%
    National Rural Utilities
      3.77%, 07/25/01................    20,000      19,949,734
      3.77%, 07/30/01................    16,000      15,951,409
                                                 --------------
                                                     35,901,143
                                                 --------------
TOTAL COMMERCIAL PAPER
  (Cost $882,372,506)................               882,372,506
                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 30.9%
    Federal Home Loan Bank
      4.125%, 05/14/02...............    10,000       9,999,134
      4.74%, 08/17/01-08/24/01.......   116,021     115,238,508
      4.85%, 08/03/01................    10,000       9,955,542
                                                 --------------
                                                    135,193,184
                                                 --------------
    Federal Home Loan Mortgage Corp.
      4.14%, 07/18/01................    10,000       9,980,450
                                                 --------------
    Federal National Mortgage Assoc.
      3.58%, 09/13/01................    75,000      74,448,083
      3.62%, 12/06/01................    50,000      49,205,615
      3.65%, 12/13/01................    75,000      73,745,357
      3.78%, 07/09/01................    57,806      57,757,443
      4.15%, 07/12/01................    91,456      91,340,029
      4.36%, 09/07/01................    10,000       9,916,223
      4.70%, 08/15/01................   155,000     154,089,377
      4.84%, 08/23/01................    68,000      67,515,461
                                                 --------------
                                                    578,017,588
                                                 --------------
    (Cost $723,191,222)..............               723,191,222
                                                 --------------

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
CERTIFICATES OF DEPOSIT -- 19.5%
    Bayerische Hypo Vereinsbank
      3.84%, 09/21/01 [FRN]..........  $ 75,000  $   74,991,879
      3.793%, 09/28/01 [FRN]++.......    20,000      19,993,571
    Bayerische Landesbank
      3.86%, 09/19/01 [FRN]..........    30,000      29,997,474
    BNP Paribas NY
      3.76%, 12/10/01................    50,000      50,000,000
    Canadian Imperial Bank
      3.805%, 09/11/01 [FRN]++.......    40,000      39,996,264
    Credit Agricole Indosuez
      5.23%, 02/20/01................    39,000      38,995,207
      3.79%, 08/21/01 [FRN]++........    25,000      24,998,905
      4.54%, 10/11/01................    25,000      25,000,000
    Deutsche Bank Financial, Inc.
      3.65%, 09/17/01................    50,000      50,000,000
      6.71%, 09/20/01................    12,000      11,999,002
    Landesbank Hessen-Theuringen
      3.77%, 12/17/01................    50,000      50,000,000
    Merita Bank PLC
      3.81%, 08/21/01 [FRN]++........    25,000      25,000,000
    Westdeutsche Landsbank
      4.30%, 05/01/02................    14,000      14,005,647
                                                 --------------
    (Cost $454,977,949)..............               454,977,949
                                                 --------------
CORPORATE OBLIGATIONS -- 14.7%
FINANCIAL-BANK & TRUST -- 8.1%
    American Express Centurion Bank
      3.94%, 07/16/01 [FRN]++........    50,000      50,000,000
    Australia & New Zealand Banking
      Group
      4.286%, 08/02/01 [FRN]++.......    73,000      72,991,687
    Bank of America NA
      4.081%, 07/06/01 [FRN]++.......     5,000       5,000,745
    Bankboston
      4.20%, 08/24/01 [FRN]..........    10,000      10,002,227
    Federal Home Loan Bank
      4.30%, 05/23/02................    20,000      20,000,000
    First Union National Bank
      3.91%, 07/16/01 [FRN]++........    20,000      20,000,000
      3.879%, 09/24/01 [FRN].........    15,000      15,005,538
    National City Bank
      6.98%, 08/02/01................    15,000      14,999,502
                                                 --------------
                                                    207,999,699
                                                 --------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
FINANCIAL SERVICES -- 3.4%
    Bank One Corp.
      3.977%, 09/21/01 [FRN].........  $ 30,000  $   30,015,166
    Citigroup, Inc.
      3.96%, 07/12/01 [FRN]++........    50,000      50,000,000
                                                 --------------
                                                     80,015,166
                                                 --------------
RETAIL & MERCHANDISING -- 2.3%
    Wal-Mart Stores
      3.66%, 07/27/01 [FRN]++........    54,500      54,487,022
                                                 --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $342,501,887)................               342,501,887
                                                 --------------
SOVEREIGN ISSUES -- 0.1%
CANADA
    Province of Quebec
      4.49%, 08/27/01
    (Cost $2,979,047)................     3,000       2,979,047
                                                 --------------
TOTAL INVESTMENTS -- 102.9%
  (Cost $2,406,022,611)..............             2,406,022,611
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.9%)...................               (68,239,399)
                                                 --------------
NET ASSETS -- 100.0%.................            $2,337,783,212
                                                 ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

++  Maturity date reflects the next interest rate change date.

++++ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the current reporting period, these securities amounted to 12.76% of net assets.

See Notes to Financial Statements.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES          VALUE
                                      ------          -----
COMMON STOCK -- 95.3%
AUTOMOTIVE PARTS -- 2.6%
    AutoZone, Inc.*sec............      394,600   $   14,797,500
    Lear Corp.*...................      320,300       11,178,470
                                                  --------------
                                                      25,975,970
                                                  --------------
BROADCASTING -- 6.0%
    Cox Radio, Inc.*..............      442,400       12,320,840
    Entercom Communications
      Corp.*......................      202,100       10,834,581
    Scripps, (E.W.) Co. Cl-A......      112,700        7,776,300
    USA Networks, Inc.*...........      466,600       13,153,454
    Westwood One, Inc.*...........      438,200       16,147,670
                                                  --------------
                                                      60,232,845
                                                  --------------
BUILDING MATERIALS -- 0.9%
    Vulcan Materials Co. .........      176,200        9,470,750
                                                  --------------
BUSINESS SERVICES -- 2.1%
    ChoicePoint, Inc.*............      194,100        8,161,905
    Viad Corp. ...................      478,800       12,640,320
                                                  --------------
                                                      20,802,225
                                                  --------------
CAPITAL GOODS -- 0.7%
    SPX Corp.*sec.................       60,200        7,535,836
                                                  --------------
CHEMICALS -- 2.8%
    Air Products & Chemicals,
      Inc.sec.....................      269,400       12,325,050
    Cabot Corp. ..................      104,500        3,764,090
    FMC Corp.* ...................      180,000       12,340,800
                                                  --------------
                                                      28,429,940
                                                  --------------
CLOTHING & APPAREL -- 0.8%
    Ross Stores, Inc. ............      344,400        8,248,380
                                                  --------------
COMPUTER HARDWARE -- 0.9%
    Apple Computer, Inc.*.........      392,400        9,123,300
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 2.9%
    Cadence Design Systems,
      Inc.*.......................      597,600       11,133,288
    Computer Associates
      International, Inc. ........      341,900       12,308,400
    Compuware Corp.*..............      422,400        5,909,376
                                                  --------------
                                                      29,351,064
                                                  --------------
CONGLOMERATES -- 1.1%
    Johnson Controls, Inc. .......      154,700       11,211,109
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.9%
    Arrow Electronics,
      Inc.*sec....................      372,800        9,055,312
                                                  --------------
ENTERTAINMENT & LEISURE -- 1.5%
    Carnival Corp.sec.............      491,700       15,095,190
                                                  --------------
ENVIRONMENTAL SERVICES -- 2.5%
    Waste Management, Inc. .......      814,500       25,102,890
                                                  --------------
FINANCIAL-BANK & TRUST -- 8.6%
    Astoria Financial Corp. ......      244,900       13,469,500
    BB&T Corp.*...................      314,800       11,553,160
    Comerica, Inc. ...............      132,600        7,637,760

                                      SHARES          VALUE
                                      ------          -----
    Dime Bancorp, Inc.............      433,900   $   16,162,775
    Golden State Bancorp,
      Inc.*sec....................      236,300        7,278,040
    GreenPoint Financial Corp. ...      438,900       16,853,760
    Southtrust Corp. .............      522,600       13,587,600
                                                  --------------
                                                      86,542,595
                                                  --------------
FINANCIAL SERVICES -- 13.6%
    AMBAC Financial Group,
      Inc. .......................      216,250       12,585,750
    Block, (H&R), Inc. ...........      289,800       18,706,590
    Capital One Financial
      Corp. ......................      226,700       13,602,000
    Dun & Bradstreet Corp.*.......      435,150       12,271,230
    Federated Investors, Inc. ....      418,200       13,466,040
    Golden West Financial
      Corp.sec....................       97,500        6,263,400
    Heller Financial, Inc.sec.....      405,900       16,236,000
    John Hancock Financial
      Services, Inc. .............      341,200       13,736,712
    Lehman Brothers Holdings,
      Inc. .......................      110,600        8,599,150
    MBIA, Inc. ...................      299,500       16,676,160
    Moody's Corp. ................      152,900        5,122,150
                                                  --------------
                                                     137,265,182
                                                  --------------
INSURANCE -- 7.5%
    Chubb Corp. ..................      162,900       12,613,347
    Loews Corp. ..................      156,600       10,089,738
    Radian Group, Inc. ...........      273,100       11,046,895
    The Phoenix Companies,
      Inc.*sec....................      246,700        4,588,620
    UNUM Corp. ...................      393,000       12,623,160
    Willis Group Holdings Ltd.*...      447,900        7,950,225
    XL Capital Ltd. ..............      206,000       16,912,600
                                                  --------------
                                                      75,824,585
                                                  --------------
MACHINERY & EQUIPMENT -- 2.6%
    Pall Corp. ...................      568,300       13,372,099
    Precision Castparts Corp. ....      170,300        6,372,626
    Weatherford International,
      Inc.*sec....................      129,900        6,235,200
                                                  --------------
                                                      25,979,925
                                                  --------------
MEDICAL SUPPLIES & EQUIPMENT -- 4.1%
    Beckman Coulter, Inc. ........      315,000       12,852,000
    Becton Dickinson & Co. .......      495,000       17,716,050
    Bergen Brunswig Corp. Cl-A....      549,100       10,553,702
                                                  --------------
                                                      41,121,752
                                                  --------------
METALS & MINING -- 0.9%
    Alcan Aluminum, Ltd. .........      210,700        8,853,614
                                                  --------------
OIL & GAS -- 6.2%
    Anadarko Petroleum Corp. .....       85,700        4,630,371
    Apache Corp. .................      163,900        8,317,925
    Burlington Resources, Inc. ...      182,400        7,286,880
    Devon Energy Corp. ...........       91,600        4,809,000
    EOG Resources, Inc.sec........      225,400        8,012,970
    Louis Dreyfus Natural Gas
      Co.*........................      188,000        6,551,800
    Mitchell Energy & Development
      Corp. Cl-A..................      154,400        7,141,000
    Rowan Companies, Inc.*........      196,800        4,349,280
    USX-Marathon Group, Inc. .....      210,400        6,208,904
    XTO Energy, Inc. .............      361,400        5,186,090
                                                  --------------
                                                      62,494,220
                                                  --------------

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES          VALUE
                                      ------          -----
PHARMACEUTICALS -- 2.6%
    ICN Pharmaceuticals, Inc. ....      226,300   $    7,178,236
    Omnicare, Inc. ...............      959,800       19,387,960
                                                  --------------
                                                      26,566,196
                                                  --------------
PRINTING & PUBLISHING -- 4.0%
    Belo, (A.H.) Corp. Cl-A.......      791,700       14,915,628
    Knight-Ridder, Inc.sec........      338,600       20,078,980
    Valassis Communications,
      Inc.*.......................      141,300        5,058,540
                                                  --------------
                                                      40,053,148
                                                  --------------
REAL ESTATE -- 4.6%
    Archstone Communities Trust
      [REIT]......................      194,000        5,001,320
    Avalonbay Communities, Inc.
      [REIT]......................      110,100        5,147,175
    Boston Properties, Inc.
      [REIT]......................      323,500       13,231,150
    Equity Residential Properties
      Trust [REIT]................      142,600        8,064,030
    Vornado Realty Trust [REIT]...      372,500       14,542,400
                                                  --------------
                                                      45,986,075
                                                  --------------
RESTAURANTS -- 0.7%
    Tricon Global Restaurants,
      Inc.*sec....................      166,600        7,313,740
                                                  --------------
RETAIL & MERCHANDISING -- 2.6%
    Barnes & Noble, Inc.*sec......      184,200        7,248,270
    May Department Stores Co. ....      300,000       10,278,000
    RadioShack Corp.sec...........      291,300        8,884,650
                                                  --------------
                                                      26,410,920
                                                  --------------
SEMICONDUCTORS -- 1.2%
    Lam Research Corp.*sec........      215,800        6,398,470
    Photronics, Inc.*.............      230,900        5,924,894
                                                  --------------
                                                      12,323,364
                                                  --------------

                                      SHARES          VALUE
                                      ------          -----
TELECOMMUNICATIONS -- 2.8%
    BroadWing, Inc.*..............      767,200   $   18,758,040
    Telephone & Data Systems,
      Inc. .......................       88,800        9,657,000
                                                  --------------
                                                      28,415,040
                                                  --------------
TRANSPORTATION -- 1.2%
    Teekay Shipping Corp. ........      295,700       11,833,914
                                                  --------------
UTILITIES -- 6.4%
    American Electric Power Co.,
      Inc.sec.....................      205,800        9,501,786
    Dominion Resources, Inc. .....      139,600        8,394,148
    DPL, Inc.sec..................      260,200        7,535,392
    Entergy Corp. ................      202,300        7,766,297
    Exelon Corp. .................      191,062       12,250,895
    Teco Energy, Inc.sec..........      349,300       10,653,650
    UtiliCorp United, Inc.sec.....      275,400        8,457,534
                                                  --------------
                                                      64,559,702
                                                  --------------
TOTAL COMMON STOCK
  (Cost $892,636,490).............                   961,178,783
                                                  --------------
SHORT-TERM INVESTMENTS -- 4.3%
    Temporary Investment Cash
      Fund........................   21,501,444       21,501,444
    Temporary Investment Fund.....   21,501,444       21,501,444
                                                  --------------
    (Cost $43,002,888)............                    43,002,888
                                                  --------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $935,639,378).............                 1,004,181,671
OTHER ASSETS LESS
  LIABILITIES -- 0.4%.............                     4,608,844
                                                  --------------
NET ASSETS -- 100.0%..............                $1,008,790,515
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 51.5%
ADVERTISING -- 1.6%
    Lamar Advertising Co.*sec.........    65,600    $  2,886,400
    Omnicom Group, Inc.sec............    67,500       5,805,000
                                                    ------------
                                                       8,691,400
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.3%
    General Motors Corp. Cl-H.........    92,100       1,865,025
                                                    ------------
AUTOMOTIVE PARTS -- 0.0%
    Safety Components International,
      Inc.*+..........................       535               0
                                                    ------------
BROADCASTING -- 0.3%
    Hispanic Broadcasting
      Corp.*sec.......................    59,600       1,709,924
                                                    ------------
BUSINESS SERVICES -- 0.4%
    Quanta Services, Inc.*............   100,300       2,210,612
                                                    ------------
COMPUTER HARDWARE -- 0.8%
    Dell Computer Corp.*..............    57,000       1,479,150
    EMC Corp.*sec.....................   103,600       3,009,580
                                                    ------------
                                                       4,488,730
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 2.8%
    Brocade Communications Systems,
      Inc.*sec........................    50,700       2,230,293
    Cisco Systems, Inc.*..............   149,400       2,719,080
    DST Systems, Inc.*................    45,800       2,413,660
    Henry, (Jack) & Associates,
      Inc. ...........................    51,000       1,581,000
    Oracle Corp.*sec..................   116,800       2,219,200
    SunGard Data Systems, Inc.*.......    92,000       2,760,920
    Veritas Software Corp.*...........    17,800       1,184,234
                                                    ------------
                                                      15,108,387
                                                    ------------
CONGLOMERATES -- 0.7%
    Tyco International Ltd. ..........    75,000       4,087,500
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.6%
    Hedstrom Holdings, Inc. Warrants
      144A*...........................       303               3
    Johnson & Johnson Co.sec..........    62,000       3,100,000
                                                    ------------
                                                       3,100,003
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.9%
    Analog Devices, Inc.*.............    73,300       3,170,225
    Comverse Technology, Inc.*sec.....    27,300       1,573,026
    General Electric Co. .............    92,700       4,519,125
    Sanmina Corp.*sec.................    57,000       1,334,370
                                                    ------------
                                                      10,596,746
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.8%
    AOL Time Warner, Inc.*............    98,000       5,194,000
    Club Regina Resorts, Inc.
      Warrants*.......................        20              20
    Viacom, Inc. Cl-B*................    92,383       4,780,820
                                                    ------------
                                                       9,974,840
                                                    ------------
FINANCIAL-BANK & TRUST -- 1.8%
    Bank of New York Co., Inc. .......    84,200       4,041,600
    Morgan, (J.P.) & Co. Ltd. ........    86,300       3,848,980
    State Street Corp.sec.............    36,000       1,781,640
                                                    ------------
                                                       9,672,220
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FINANCIAL SERVICES -- 7.0%
    American Express Co. .............    69,255    $  2,687,094
    Citigroup, Inc. ..................   173,400       9,162,457
    Concord EFS, Inc.*................    43,000       2,236,430
    Fannie Mae........................    32,000       2,724,800
    Freddie Mac.......................    42,000       2,940,000
    Goldman Sachs Group, Inc. ........    39,200       3,363,360
    Merrill Lynch & Co., Inc.sec......    82,000       4,858,500
    Morgan Stanley Dean Witter &
      Co. ............................    40,400       2,594,892
    PNC Financial Services Group,
      Inc.sec.........................    54,900       3,611,871
    Stilwell Financial, Inc.sec.......    77,000       2,584,120
    Waddell & Reed Financial, Inc.
      Cl-A............................    70,000       2,222,500
                                                    ------------
                                                      38,986,024
                                                    ------------
FOOD -- 1.2%
    Kraft Foods, Inc.*................    65,200       2,021,200
    Safeway, Inc.*....................    89,600       4,300,800
                                                    ------------
                                                       6,322,000
                                                    ------------
HEALTHCARE SERVICES -- 1.3%
    HCA, Inc.sec......................    84,500       3,818,555
    Tenet Healthcare Corp.*...........    66,000       3,404,940
                                                    ------------
                                                       7,223,495
                                                    ------------
INSURANCE -- 3.6%
    AFLAC, Inc. ......................    98,000       3,086,020
    American International Group,
      Inc.sec.........................    62,000       5,332,000
    Marsh & McLennan Co., Inc. .......    46,500       4,696,500
    MGIC Investment Corp.sec..........    38,300       2,782,112
    The Hartford Financial Services
      Group, Inc. ....................    53,000       3,625,200
                                                    ------------
                                                      19,521,832
                                                    ------------
INTERNET SERVICES -- 1.4%
    Check Point Software Technologies
      Ltd.*sec........................    66,200       3,347,734
    Internet Security Systems,
      Inc.*...........................    38,400       1,864,704
    Juniper Networks, Inc.*sec........    37,600       1,169,360
    VeriSign, Inc.*sec................    19,400       1,164,194
                                                    ------------
                                                       7,545,992
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.8%
    Abbott Laboratories...............    81,400       3,908,014
    Baxter International, Inc. .......    80,200       3,929,800
    Genzyme Corp.*sec.................   125,800       7,673,800
                                                    ------------
                                                      15,511,614
                                                    ------------
OIL & GAS -- 5.7%
    Anadarko Petroleum Corp.sec.......    62,000       3,349,860
    Apache Corp. .....................    70,000       3,552,500
    BJ Services Co.*..................   102,000       2,894,760
    Chevron Corp.sec..................    38,000       3,439,000
    Devon Energy Corp. ...............    15,600         819,000
    El Paso Corp.sec..................    42,000       2,206,680
    Enron Corp.sec....................    46,700       2,288,300
    EOG Resources, Inc.sec............    48,000       1,706,400
    Exxon Mobil Corp. ................    51,000       4,454,850
    Kerr-McGee Corp. .................    45,300       3,002,031

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    TCR Holding Corp. Cl-B*...........     2,898    $         29
    Williams Companies, Inc. .........    99,400       3,275,230
                                                    ------------
                                                      30,988,640
                                                    ------------
PHARMACEUTICALS -- 3.6%
    Allergan, Inc. ...................    46,100       3,941,550
    American Home Products Corp. .....    36,800       2,150,592
    Cardinal Health, Inc. ............    37,500       2,587,500
    Medicis Pharmaceutical Corp.
      Cl-A*...........................    27,000       1,431,000
    Merck & Co., Inc. ................    37,200       2,377,452
    Pfizer, Inc. .....................    90,100       3,608,505
    Pharmacia Corp. ..................    73,500       3,377,325
                                                    ------------
                                                      19,473,924
                                                    ------------
RETAIL & MERCHANDISING -- 1.4%
    Bed, Bath & Beyond, Inc.*.........    90,600       2,718,000
    Home Depot, Inc. .................    38,800       1,806,140
    Target Corp. .....................    94,000       3,252,400
                                                    ------------
                                                       7,776,540
                                                    ------------
SEMICONDUCTORS -- 1.4%
    Applied Materials, Inc.*sec.......    41,900       2,057,290
    Intel Corp. ......................    88,500       2,588,625
    JDS Uniphase Corp.*...............   102,700       1,309,425
    Microchip Technology, Inc.*.......    49,975       1,711,644
                                                    ------------
                                                       7,666,984
                                                    ------------
TELECOMMUNICATIONS -- 6.4%
    Amdocs Ltd.*sec...................    74,600       4,017,210
    BellSouth Corp. ..................    92,000       3,704,840
    Birch Telecom, Inc. Warrants*
      144A............................        10             125
    BroadWing, Inc.*..................    95,142       2,326,222
    Clear Channel Communications,
      Inc.*...........................    43,700       2,739,990
    Korea Telecom Corp. [ADR]sec......    29,659         651,905
    McLeodUSA, Inc. Cl-A*.............   205,800         944,622
    Nextel International, Inc.*.......        18              90
    Nokia Corp. Cl-A [ADR]............   108,800       2,397,952
    Nortel Networks Corp. NY
      Reg.sec.........................    76,200         692,658
    Pathnet, Inc. Warrants 144A*......        30               8
    Qwest Communications
      International, Inc. ............    87,300       2,782,251
    SBC Communications, Inc. .........    97,600       3,909,856
    Time Warner Telecom, Inc. Cl-A*...    43,400       1,454,768
    Univision Communications,
      Inc.*sec........................    98,700       4,222,385
    Verizon Communications, Inc. .....    60,000       3,210,000
    Western Wireless Corp. Cl-A*......    39,600       1,702,800
                                                    ------------
                                                      34,757,682
                                                    ------------
UTILITIES -- 2.7%
    AES Corp.*sec.....................    73,600       3,168,480
    Calpine Corp.*sec.................    56,000       2,116,800
    Duke Energy Corp. ................    69,200       2,699,492
    Dynegy, Inc. .....................    78,900       3,668,850
    Mirant Corp.*.....................    43,936       1,511,398
    Reliant Resources, Inc.*..........    66,500       1,642,550
                                                    ------------
                                                      14,807,570
                                                    ------------
TOTAL COMMON STOCK
  (Cost $285,742,934).................               282,087,684
                                                    ------------
                                           PAR
                                          (000)        VALUE
                                        ---------   ------------
CORPORATE OBLIGATIONS -- 36.6%
AIRLINES -- 0.9%
    American Airline Series 2001-1
      C1-A2 6.817%, 05/23/11 144A.....   $   650    $    646,490
    Delta Air Lines, Inc.
      7.90%, 12/15/09.................     1,750       1,667,638
      10.375%, 12/15/22...............       750         798,533
    United Air Lines
      7.186%, 04/01/11................     1,600       1,630,720
                                                    ------------
                                                       4,743,381
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.1%
    Ford Motor Credit Co.
      7.875%, 06/15/10................       500         522,209
                                                    ------------
BROADCASTING -- 1.3%
    Continental Cablevision, Inc.
      9.50%, 08/01/13.................     4,450       4,947,257
    Liberty Media Group
      7.875%, 07/15/09................     1,520       1,459,803
      8.25%, 02/01/30.................     1,400       1,206,757
                                                    ------------
                                                       7,613,817
                                                    ------------
CABLE TELEVISION -- 1.3%
    British Sky Broadcasting
      8.20%, 07/15/09.................       750         742,664
    Cox Enterprises, Inc.
      8.00%, 02/15/07 144A............     1,400       1,464,764
    CSC Holdings, Inc.
      7.875%, 12/15/07................     2,225       2,235,457
      7.25%, 07/15/08.................       630         605,614
      8.125%, 07/15/09................     1,000         994,400
      7.625%, 04/01/11 144A...........       500         477,804
      7.875%, 02/15/18................       750         694,190
                                                    ------------
                                                       7,214,893
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 0.6%
    Veritas Software Corp.
      1.856%, 08/13/06sec. [CVT]......     1,600       3,190,000
                                                    ------------
CONSTRUCTION -- 0.0%
    American Architectural Co.
      11.75%, 12/01/07................        10           2,475
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Ford Holdings, Inc.
      9.30%, 03/01/30.................       900       1,035,866
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.3%
    Candescent Technologies Corp.
      8.00%, 05/01/03 144A [CVT]......     3,055         549,900
      8.00%, 05/01/03 144A [CVT]......       770         138,600
    Israel Electric Corp. Ltd.
      7.75%, 12/15/27 144A............     1,000         871,434
                                                    ------------
                                                       1,559,934
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.8%
    News America Holdings Co.
      9.25%, 02/01/13.................     1,700       1,888,374
      7.75%, 01/20/24.................     1,200       1,135,148
      8.45%, 08/01/34.................     2,000       2,134,572

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                        ---------   ------------
    Time Warner, Inc.
      8.18%, 08/15/07.................   $   550    $    597,759
      9.125%, 01/15/13................       665         761,283
      8.05%, 01/15/16.................     1,000       1,073,329
      9.15%, 02/01/23.................       900       1,032,210
      7.57%, 02/01/24.................     1,000         998,625
                                                    ------------
                                                       9,621,300
                                                    ------------
ENVIRONMENTAL SERVICES -- 0.6%
    Browning-Ferris Industries, Inc.
      7.40%, 09/15/35.................     1,500       1,229,425
    Waste Management, Inc.
      7.125%, 12/15/17................       170         157,916
      7.10%, 08/01/26.................     1,725       1,758,631
                                                    ------------
                                                       3,145,972
                                                    ------------
FINANCIAL-BANK & TRUST -- 4.8%
    Bank of America Corp.
      9.375%, 09/15/09................     1,200       1,380,570
    Bank United
      8.00%, 03/15/09.................     1,170       1,231,650
    Bankboston
      7.00%, 09/15/07.................     1,600       1,628,046
    BB&T Corp.
      6.375%, 06/30/05................     1,100       1,094,654
    Deutsche Bank Luxembourg
      6.825%, 12/28/07 144A...........     1,500       1,481,199
    First Union Corp.
      7.50%, 04/15/35.................     3,000       3,137,868
      6.55%, 10/15/35.................     1,840       1,869,508
    Firstar Bank NA
      7.125%, 12/01/09................     1,500       1,535,049
    Florida Windstorm
      7.125%, 02/25/19 144A...........     2,000       2,013,340
    GreenPoint Capital Corp.
      9.10%, 06/01/27.................        10           8,891
    Midland Bank PLC
      7.65%, 05/01/25.................       340         364,000
    NBD Bank NA
      8.25%, 11/01/24.................     2,965       3,265,434
    Provident Capital, Inc.
      8.60%, 12/01/26.................        20          17,789
    Regions Financial Corp.
      7.75%, 09/15/24.................     1,000       1,046,308
    Southtrust Bank NA
      6.125%, 01/09/28................     1,200       1,141,031
    Sovereign Capital, Inc.
      9.00%, 04/01/27.................        15          10,907
    St. Paul Bancorp, Inc.
      7.125%, 02/15/04................     1,220       1,246,317
    Suntrust Banks, Inc.
      8.75%, 11/15/04.................       600         649,901
    Swiss Bank Corp.
      7.375%, 06/15/17................       785         832,648
    U.S. Bancorp
      7.50%, 06/01/26.................     1,750       1,823,467
    Union Planters Bank NA
      6.50%, 03/15/08.................       970         920,068
                                                    ------------
                                                      26,698,645
                                                    ------------

                                           PAR
                                          (000)        VALUE
                                        ---------   ------------
FINANCIAL SERVICES -- 7.3%
    AIG Sunamerica Global Financial
      Services
      5.85%, 02/01/06 144A............   $   800    $    801,252
      6.30%, 05/10/11 144A............     2,900       2,863,160
    AIG Sunamerica Global Financial
      Services II
      7.60%, 06/15/05 144A............     1,500       1,597,548
    American General Finance Corp.
      8.45%, 10/15/09.................     2,300       2,558,529
    Associates Corp.
      6.95%, 11/01/18.................     1,000         995,286
    Bear Stearns Co., Inc.
      7.80%, 08/15/07.................       900         948,909
    Beaver Valley Funding Corp.
      9.00%, 06/01/17.................     1,930       2,068,360
    Capital One Financial Corp.
      7.25%, 05/01/06.................     1,065       1,028,133
    CIT Group, Inc.
      5.91%, 11/23/05.................     1,700       1,675,360
      6.50%, 02/07/06.................       625         633,976
    Citicorp Lease
      8.04%, 12/15/19 144A............     3,700       3,784,174
    Citigroup, Inc.
      7.25%, 10/01/10.................       500         520,984
      6.50%, 01/18/11.................       500         497,147
    Commercial Credit Co.
      7.875%, 02/01/25................     1,200       1,304,864
    Dow Capital BV
      9.20%, 06/01/10.................     1,600       1,818,110
    FMR Corp.
      7.57%, 06/15/29 144A............     1,000       1,049,094
    Ford Motor Credit Co.
      6.875%, 02/01/06................       600         608,448
      7.375%, 10/28/09................     1,000       1,016,340
    General Electric Capital Corp.
      5.375%, 04/23/04................     1,200       1,208,399
      6.875%, 11/15/10................     1,855       1,928,866
      6.125%, 02/22/11................       775         765,326
      8.125%, 05/15/12................     1,210       1,347,876
    General Motors Acceptance Corp.
      9.00%, 10/15/02.................       725         761,394
    Household Finance Corp.
      7.20%, 07/15/06.................       800         836,096
      6.875%, 03/01/07................     1,000       1,022,124
      8.00%, 07/15/10.................     1,000       1,072,694
    Lehman Brothers Holdings, Inc.
      7.875%, 08/15/10................       650         685,974
    Morgan Stanley Dean Witter
      6.75%, 04/15/11.................     1,500       1,492,232
    National Rural Utilities
      6.00%, 05/15/06.................       500         502,633
    Torchmark Corp.
      7.875%, 05/15/23................     1,400       1,370,477
    Washington Mutual, Inc.
      8.25%, 04/01/10.................       875         947,122
                                                    ------------
                                                      39,710,887
                                                    ------------

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                        ---------   ------------
FOOD -- 0.5%
    Conagra, Inc.
      7.125%, 10/01/26................   $ 2,500    $  2,559,755
                                                    ------------
HEALTHCARE SERVICES -- 0.2%
    Healthcare Realty Trust, Inc.
      8.125%, 05/01/11 [REIT].........     1,000         997,001
                                                    ------------
HOTELS & MOTELS -- 0.2%
    MGM Mirage, Inc.
      8.50%, 09/15/10.................     1,000       1,038,963
                                                    ------------
INSURANCE -- 0.6%
    Allstate Financial Global Fund
      6.50%, 06/14/11 144A............     1,500       1,483,740
    General Electric Global Insurance
      7.75%, 06/15/30.................     1,600       1,752,677
    Prudential Funding LLC
      6.60%, 05/15/08 144A............       300         298,199
                                                    ------------
                                                       3,534,616
                                                    ------------
OIL & GAS -- 3.7%
    Anadarko Petroleum Corp.
      7.375%, 05/15/06................       300         314,376
      7.73%, 09/15/45.................     1,300       1,349,222
    Anderson Exploration Ltd.
      6.75%, 03/15/11.................       800         789,578
    Burlington Resources, Inc.
      6.68%, 02/15/11.................     1,000         993,974
    Canadian Occidental Petroleum
      7.40%, 05/01/28.................     1,110       1,022,420
    Coastal Corp.
      6.70%, 02/15/27.................     2,000       1,998,885
    Global Marine, Inc.
      7.125%, 09/01/07................     1,100       1,124,411
    Gulf Canada Resources Ltd.
      7.125%, 01/15/11................       500         514,101
    Kinder Morgan Energy Partners
      6.30%, 02/01/09.................     1,400       1,351,064
    Louis Dreyfus Natural Gas Corp.
      6.875%, 12/01/07................     1,300       1,296,235
    Noble Affiliates, Inc.
      7.25%, 08/01/49.................       500         448,736
    Northern Border Partners
      8.875%, 06/15/10................     1,000       1,072,560
      7.10%, 03/15/11 144A............       400         391,342
    Oneok, Inc.
      7.75%, 08/15/06.................       500         527,726
    Petro-Canada
      9.25%, 10/15/21.................     1,000       1,176,600
    Petroleos Mexicanos
      9.375%, 12/02/08................       375         403,125
      9.50%, 09/15/27.................     2,375       2,597,655
    Petroleum Geo-Services
      7.125%, 03/30/28................       300         246,331
    Phillips Petroleum Co.
      8.50%, 05/25/05.................       750         813,728
    Williams Companies, Inc.
      6.75%, 01/15/06 144A............       470         468,918
      6.25%, 02/01/06.................       500         491,117

                                           PAR
                                          (000)        VALUE
                                        ---------   ------------
    Williams Gas Pipeline
      7.375%, 11/15/06 144A...........   $   800    $    830,846
                                                    ------------
                                                      20,222,950
                                                    ------------
RAILROADS -- 0.6%
    Consol Rail Corp.
      9.75%, 06/15/20.................     1,100       1,318,004
    Norfolk Southern Corp.
      7.05%, 05/01/37.................     1,800       1,848,799
                                                    ------------
                                                       3,166,803
                                                    ------------
REAL ESTATE -- 0.4%
    ERP Operating L.P.
      7.125%, 10/15/17................       500         452,946
    Spieker Properties, Inc. [REIT]
      7.35%, 12/01/17.................     1,000         940,162
      7.50%, 10/01/27.................     1,000         936,802
                                                    ------------
                                                       2,329,910
                                                    ------------
TELECOMMUNICATIONS -- 2.9%
    AT&T Canada, Inc.
      7.625%, 03/15/05................     1,700       1,691,197
      7.65%, 09/15/06.................       700         692,556
    Centel Capital Corp.
      9.00%, 10/15/19.................     3,000       3,127,271
    Cox Communications, Inc.
      6.53%, 02/01/28.................       700         683,751
    Lenfest Communications, Inc.
      8.25%, 02/15/08.................       350         365,993
    MCI Communications Corp.
      6.95%, 08/15/06.................       750         746,273
      7.125%, 06/15/27................     1,150       1,172,701
    Qwest Capital Funding Co.
      7.90%, 08/15/10.................     1,000       1,034,774
    TCI Communications, Inc.
      8.75%, 08/01/15.................       400         451,118
    TeleCommunications, Inc.
      9.80%, 02/01/12.................     2,900       3,430,824
    Telus Corp.
      8.00%, 06/01/11.................       250         255,018
    Vodafone Airtouch PLC
      7.75%, 02/15/10.................     1,500       1,578,449
    WorldCom, Inc.
      7.50%, 05/15/11.................       600         584,484
                                                    ------------
                                                      15,814,409
                                                    ------------
UTILITIES -- 8.3%
    Calpine Corp.
      8.50%, 02/15/11.................       400         386,232
    Cilcorp, Inc.
      9.375%, 10/15/29................     1,600       1,767,592
    Cleveland Electric Illuminating
      Co.
      6.86%, 10/01/08.................       780         771,936
    Cleveland Electric Illuminating
      Co. Cl-D
      7.88%, 11/01/17.................     1,250       1,275,240
    CMS Energy Corp.
      8.125%, 05/15/02................     4,000       4,039,675
      6.125%, 03/15/04................     3,000       2,951,556
    CMS Energy Corp. Cl-B
      6.75%, 01/15/04.................        40          38,937

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                        ---------   ------------
    Commonwealth Edison
      7.625%, 04/15/13................   $   700    $    736,149
      7.50%, 07/01/13.................     2,000       2,083,504
    Duke Energy Corp.
      7.875%, 08/15/04................     1,500       1,584,740
    Dynegy-Roseton Danskamme
      7.27%, 11/08/10 144A............       800         793,400
      7.67%, 11/08/16 144A............     1,750       1,730,243
    El Paso Electric Co.
      8.90%, 02/01/06.................     1,650       1,775,813
    El Paso Electric Co. Cl-E
      9.40%, 05/01/11.................     1,510       1,633,455
    Empire District Electric Co.
      7.70%, 11/15/04.................     1,300       1,366,154
    Hydro-Quebec
      8.62%, 12/15/11.................     2,000       2,340,484
    KN Energy, Inc.
      7.35%, 08/01/26.................     2,000       2,062,328
    Niagara Mohawk Power Corp.
      7.75%, 05/15/06.................       500         523,924
    Niagara Mohawk Power Corp. Cl-H
      7.841%, 07/01/10 [STEP].........     3,500       3,025,851
    Northeast Utilities System
      8.38%, 03/01/05.................        15          14,910
      8.58%, 12/01/06.................         7           6,694
    NRG Energy, Inc.
      7.75%, 04/01/11.................     1,300       1,317,707
    Pinnacle Partners
      8.83%, 08/15/04 144A............     2,500       2,600,885
    PSEG Power
      8.625%, 04/15/31 144A...........     1,700       1,836,568
    Public Service of New Mexico Cl-A
      7.10%, 08/01/05.................     1,200       1,188,428
    Sonat, Inc.
      7.625%, 07/15/11................     2,650       2,693,063
    Southern Energy
      7.90%, 07/15/09 144A............     2,500       2,461,065
    Texas-New Mexico Power Corp.
      6.25%, 01/15/09.................     1,000         907,290
    UtiliCorp United, Inc.
      6.70%, 10/15/06.................     1,500       1,507,125
                                                    ------------
                                                      45,420,948
                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $197,721,363).................               200,144,734
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.2%
    Federal Home Loan Mortgage Corp.
      5.875%, 03/21/11................     1,100       1,060,745
      7.00%, 07/16/31.................     2,000       2,010,625
                                                    ------------
                                                       3,071,370
                                                    ------------
    Federal National Mortgage Assoc.
      5.50%, 05/02/06.................     2,000       1,998,808
      6.50%, 04/01/14-12/01/14........     4,918       4,959,838
      7.00%, 10/01/29.................     1,413       1,421,641
      8.00%, 12/01/23.................     1,329       1,393,403
                                                    ------------
                                                       9,773,690
                                                    ------------

                                           PAR
                                          (000)        VALUE
                                        ---------   ------------
    Student Loan Marketing Assoc.
      3.94%, 07/02/01.................   $21,121    $ 21,121,000
                                                    ------------
    (Cost $33,960,961)................                33,966,060
                                                    ------------
U.S. TREASURY OBLIGATIONS -- 1.2%
    U.S. Treasury Notes
      6.50%, 08/15/05-02/15/10........     2,000       2,118,184
      6.875%, 05/15/06#...............     2,000       2,156,700
      6.125%, 08/15/07#...............     2,000       2,100,436
                                                    ------------
    (Cost $6,186,479).................                 6,375,320
                                                    ------------
                                         SHARES
                                         ------
FOREIGN STOCK -- 2.3%
OIL & GAS -- 0.7%
    Total Fina SA Cl-B -- (FRF).......    28,600       4,004,639
                                                    ------------
TELECOMMUNICATIONS -- 1.6%
    NTT Mobile Communications Network,
      Inc. -- (JPY)...................     1,250       2,174,949
    Telecom Italia SPA -- (ITL).......   389,400       1,859,246
    Telefonica SA -- (ESP)*...........   191,486       2,360,263
    Vodafone AirTouch PLC -- (GBP)....   870,635       1,928,540
                                                    ------------
                                                       8,322,998
                                                    ------------
TOTAL FOREIGN STOCK (Cost
  $15,159,937)........................                12,327,637
                                                    ------------
PREFERRED STOCK -- 0.8%
OIL & GAS -- 0.6%
    Kerr-McGee Corp.
      5.50%...........................    66,000       3,218,809
                                                    ------------
TELECOMMUNICATIONS -- 0.0%
    Cablevision Systems Corp.
      11.125% [PIK]...................        10           1,073
                                                    ------------
UTILITIES -- 0.2%
    AES Corp.
      6.75% [CVT].....................    15,000       1,035,000
    Public Service Co. of New
      Hampshire
      10.60%*.........................       352           8,888
                                                    ------------
                                                       1,043,888
                                                    ------------
TOTAL PREFERRED STOCK
    (Cost $3,599,463).................                 4,263,770
                                                    ------------

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
SOVEREIGN ISSUES -- 0.6%
CANADA
    Province of British Columbia
      5.375%, 10/29/08................   $   500    $    481,809
    Province of Ontario
      5.50%, 10/01/08.................     2,000       1,936,459
    Province of Quebec
      7.50%, 07/15/23.................       625         658,728
                                                    ------------
    (Cost $3,050,597).................                 3,076,996
                                                    ------------
                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)
                                        ---------
FOREIGN BONDS -- 0.3%
AUSTRALIA -- 0.1%
    John Hancock Global Fund
      6.75%, 02/15/06.................     1,750         890,127
                                                    ------------
NETHERLANDS -- 0.1%
    Tecnost International NV
      6.125%, 07/30/09................       510         411,177
                                                    ------------
UNITED KINGDOM -- 0.1%
    British Sky Broadcasting
      7.75%, 07/09/09.................       320         408,405
                                                    ------------
TOTAL FOREIGN BONDS (Cost
  $2,017,108).........................                 1,709,709
                                                    ------------

                                                       VALUE
                                                    ------------
                                        CURRENCY
                                          (000)
                                        ---------
TOTAL INVESTMENTS -- 99.5%
  (Cost $547,438,842).................              $543,951,910
OTHER ASSETS LESS
  LIABILITIES -- 0.5%.................                 2,440,803
                                                    ------------
NET ASSETS -- 100.0%..................              $546,392,713
                                                    ============

# Securities with an aggregate market value of $2,653,677 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                                                     UNREALIZED
                        EXPIRATION    NUMBER OF    APPRECIATION/
     DESCRIPTION          MONTH       CONTRACTS    (DEPRECIATION)
-----------------------------------------------------------------
NASDAQ 100............    09/01          32          $ 518,176
S&P 500...............    09/01          36           (410,108)
                                                     ---------
                                                     $ 108,068
                                                     =========

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

+ Illiquid security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CORPORATE OBLIGATIONS -- 90.5%
ADVERTISING -- 0.5%
    Advanstar Communications
      12.00%, 02/15/11.................  $ 1,725  $  1,742,250
    Advanstar, Inc. 144A
      6.418%, 10/15/11.................    1,100       596,749
                                                  ------------
                                                     2,338,999
                                                  ------------
AEROSPACE -- 0.6%
    Alliant Techsystems, Inc.
      8.50%, 05/15/11 144A.............    1,050     1,065,750
    Anteon Corp.
      12.00%, 05/15/09.................    1,900     1,852,500
                                                  ------------
                                                     2,918,250
                                                  ------------
AUTOMOTIVE PARTS -- 3.5%
    Accuride Corp. Cl-B
      9.25%, 02/01/08..................    1,775     1,180,375
    Aftermarket Technology, Inc.
      12.00%, 08/01/04.................    1,938     1,947,690
    American Axle & Manufacturing, Inc.
      9.75%, 03/01/09..................    3,600     3,608,999
    Arvin Industries, Inc.
      7.125%, 03/15/09.................    1,250     1,115,163
    French, (J.L.) Automotive Casting,
      Inc.
      11.50%, 06/01/09.................    1,900       712,500
    Hayes Lemmerz International, Inc.
      11.875%, 06/15/06 144A...........      600       594,000
    Lear Corp.
      9.50%, 07/15/06..................    2,500     2,618,750
    Lear Corp. Cl-B
      8.11%, 05/15/09..................    4,275     4,268,587
    Oxford Automotive, Inc.
      10.125%, 06/15/07................    2,000     1,250,000
                                                  ------------
                                                    17,296,064
                                                  ------------
BEVERAGES -- 0.6%
    Constellation Brands, Inc. 144A
      8.00%, 02/15/08..................    3,100     3,115,500
                                                  ------------
BROADCASTING -- 3.4%
    Acme Television Co. Cl-B
      10.875%, 09/30/04 [STEP].........    2,475     2,338,875
    American Tower Corp. 144A
      9.375%, 02/01/09.................    2,125     2,008,125
    Australis Media Ltd.
      15.998%, 05/15/03 [STEP].........      625            63
      48.236%, 05/15/03 [STEP].........       11             1
    Fox/Liberty Networks LLC
      9.323%, 08/15/07 [STEP]..........    6,700     6,381,749
    Sinclair Broadcast Group, Inc.
      10.00%, 09/30/05.................    2,700     2,713,500
      8.75%, 12/15/07..................    1,325     1,278,625
    UIH Australia Pacific, Inc. Cl-B
      14.00%, 05/15/06 [STEP]..........    2,725       885,625
    UnitedGlobalCom, Inc. Cl-B
      10.75%, 02/15/08 [STEP]..........    4,300     1,354,500
                                                  ------------
                                                    16,961,063
                                                  ------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
BUILDING MATERIALS -- 1.4%
    American Builders & Contractors
      Supply Co., Inc. Cl-B
      10.625%, 05/15/07................  $ 1,625  $  1,503,125
    ISG Resources, Inc.
      10.00%, 04/15/08.................    2,275     1,217,125
    NCI Building Systems, Inc. Cl-B
      9.25%, 05/01/09..................    1,800     1,656,000
    WCI Communities, Inc. 144A
      10.625%, 02/15/11................    2,350     2,455,750
                                                  ------------
                                                     6,832,000
                                                  ------------
BUSINESS SERVICES -- 1.5%
    Intermedia Communications, Inc.
      12.50%, 05/15/06 [STEP]..........    1,500     1,507,500
      12.25%, 03/01/09 [STEP]..........    2,250     1,676,250
    Intermedia Communications, Inc.
      Cl-B
      9.776%, 07/15/07 [STEP]..........    1,050       929,250
      8.875%, 11/01/07.................    1,000       985,000
    Orion Network Systems, Inc.
      11.25%, 01/15/07.................    3,000     1,215,000
    Sitel Corp.
      9.25%, 03/15/06..................    1,300     1,137,500
    U.S. Office Products Co.+,++
      9.75%, 06/15/08..................    4,475       111,875
                                                  ------------
                                                     7,562,375
                                                  ------------
CABLE TELEVISION -- 8.3%
    Charter Communications Holdings LLC
      10.00%, 04/01/09.................    3,000     3,045,000
      13.351%, 01/15/11 [STEP].........    4,900     3,099,250
      12.16%, 04/01/11 [STEP]..........    9,825     6,754,687
      11.75%, 05/15/11 [STEP], 144A....    5,050     2,954,250
    Comcast U.K. Cable Corp.
      11.20%, 11/15/07 [STEP]..........    2,900     1,986,500
    CSC Holdings, Inc.
      9.25%, 11/01/05..................    4,525     4,660,750
      7.875%, 12/15/07.................    1,700     1,695,325
      9.875%, 02/15/13.................      500       532,500
    Diamond Cable Communications PLC
      11.75%, 12/15/05 [STEP]..........    4,000     2,940,000
    Diamond Holdings Co. PLC
      9.125%, 02/01/08.................    1,875     1,171,875
    Echostar DBS Corp.
      9.375%, 02/01/09.................    3,200     3,208,000
    Lin Television Corp.
      8.00%, 01/15/08 144A.............      600       582,000
    Rogers Cablesystems of America,
      Inc.
      11.00%, 12/01/15.................      750       836,250
    TeleWest Communications PLC
      11.00%, 10/01/07.................    4,525     3,891,500
      11.25%, 11/01/08.................      525       469,875
      9.25%, 04/15/09 [STEP]...........    3,450     1,690,500
    United Pan-Europe Communication
      Corp.
      12.471%, 08/01/09 [STEP].........    7,400     1,221,000
      13.221%, 11/01/09 [STEP].........    3,125       546,875
                                                  ------------
                                                    41,286,137
                                                  ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CHEMICALS -- 3.3%
    Foamex L.P.
      13.50%, 08/15/05.................  $ 2,650  $  2,000,750
      9.875%, 06/15/07.................      325       212,875
    General Chemical Industry Products,
      Inc.
      10.625%, 05/01/09................    2,000     1,110,000
    Huntsman Corp.
      9.50%, 07/01/07 144A.............    2,525     1,477,125
    Huntsman ICI Chemicals Corp.
      10.125%, 07/01/09................    1,200     1,194,000
    Lyondell Chemical Co.
      10.875%, 05/01/09................    5,000     5,012,500
    Polymer Group, Inc. Cl-B
      9.00%, 07/01/07..................    3,475     1,337,875
      8.75%, 03/01/08..................    2,450       918,750
    Sterling Chemicals Holdings, Inc.
      10.522%, 08/15/08 [STEP].........    2,150       118,250
    Texas Petrochemical Corp.
      11.125%, 07/01/06................    2,125     1,901,875
    United Industries Corp. Cl-B
      9.875%, 04/01/09.................    1,675     1,348,375
                                                  ------------
                                                    16,632,375
                                                  ------------
CLOTHING & APPAREL -- 0.5%
    Dyersburg Corp. Cl-B+,++
      9.75%, 09/01/07..................    1,725       146,625
    GFSI, Inc. Cl-B
      9.625%, 03/01/07.................    2,675     2,033,000
    Pillowtex Corp.+,++
      10.00%, 11/15/06.................    1,600        56,000
    Pillowtex Corp. Cl-B+,++
      9.00%, 12/15/07..................    1,825        63,875
                                                  ------------
                                                     2,299,500
                                                  ------------
CONGLOMERATES -- 0.5%
    Eagle-Picher Industries, Inc.
      9.375%, 03/01/08.................    3,350     2,278,000
                                                  ------------
CONSTRUCTION -- 1.1%
    Formica Corp.
      10.875%, 03/01/09................    2,600     1,573,000
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07.................    3,100     3,014,750
    Nortek, Inc.
      9.125%, 02/10/98.................    1,025     1,009,625
                                                  ------------
                                                     5,597,375
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 4.5%
    Albecca, Inc.
      10.75%, 08/15/08.................    4,000     4,019,999
    American Greetings Corp.
      11.75%, 07/15/08 144A............      800       780,000
    American Safety Razor Co.
      9.875%, 08/01/05.................      650       646,750
    Amscan Holdings, Inc.
      9.875%, 12/15/07.................    1,800     1,593,000
    Boyds Collection Ltd.
      9.00%, 05/15/08..................      321       321,803

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Cabot Safety Corp.
      12.50%, 07/15/05.................  $ 2,150  $  2,160,750
    Chattem, Inc. Cl-B
      8.875%, 04/01/08.................    1,575     1,456,875
    Diamond Brands Operating, Inc.+,++
      12.83%, 04/15/09 [STEP]..........    1,500        22,500
    Glenoit Corp.+,++
      11.00%, 04/15/07.................    2,000        50,000
    Jostens, Inc.
      12.75%, 05/01/10.................    1,325     1,344,875
    Levi Strauss & Co.
      11.625%, 01/15/08................    2,225     2,024,750
    NBTY, Inc. Cl-B
      8.625%, 09/15/07.................      650       620,750
    Ownes & Minor, Inc.
      8.50%, 07/15/11 144A.............      500       507,500
    Playtex Products, Inc.
      9.375%, 06/01/11 144A............    1,975     2,024,375
    Revlon Consumer Products Corp.
      8.625%, 02/01/08.................    4,500     2,047,500
    Sleepmaster, Inc.
      11.00%, 05/15/09.................    1,000       695,000
    Volume Services America, Inc.
      11.25%, 03/01/09.................    2,200     2,079,000
                                                  ------------
                                                    22,395,427
                                                  ------------
CONTAINERS & PACKAGING -- 2.5%
    Huntsman Packaging Corp.
      13.00%, 06/01/10.................    1,000       765,000
    Owens-Illinois, Inc.
      7.85%, 05/15/04..................    2,475     1,967,625
      7.15%, 05/15/05..................    2,750     2,048,750
      8.10%, 05/15/07..................    1,000       745,000
      7.35%, 05/15/08..................    1,050       750,750
    Riverwood International Co.
      10.625%, 08/01/07 144A...........    2,200     2,277,000
    Russell Stanley Holdings, Inc.+,++
      10.875%, 02/15/09................    1,950       302,250
    Sealed Air Corp.
      8.75%, 07/01/08 144A.............    2,200     2,183,500
    Stone Container Corp.
      12.58%, 08/01/16 [VR]............    1,550     1,627,500
                                                  ------------
                                                    12,667,375
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.0%
    Amphenol Corp.
      9.875%, 05/15/07.................    1,400     1,477,000
    CMS Energy Corp.
      8.90%, 07/15/08..................      750       751,200
    SCG Holdings Corp.
      12.00%, 08/01/09.................      350       222,250
    WESCO Distribution, Inc. Cl-B
      9.125%, 06/01/08.................    2,800     2,674,000
                                                  ------------
                                                     5,124,450
                                                  ------------
ENTERTAINMENT & LEISURE -- 2.3%
    AMF Group, Inc.+,++
      12.25%, 03/15/06.................    3,462        86,550

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Florida Panthers Holdings, Inc.
      9.875%, 04/15/09.................  $ 2,925  $  3,056,625
    Premier Parks, Inc.
      9.25%, 04/01/06..................    2,275     2,286,375
      9.75%, 06/15/07..................    1,600     1,624,000
      10.231%, 04/01/08 [STEP].........    4,250     3,506,250
    True Temper Sports, Inc.
      10.875%, 12/01/08................      750       768,750
                                                  ------------
                                                    11,328,550
                                                  ------------
ENVIRONMENTAL SERVICES -- 3.3%
    Allied Waste North America Co.
      8.875%, 04/01/08 144A............    1,100     1,139,875
      10.00%, 08/01/09.................   14,950    15,473,250
                                                  ------------
                                                    16,613,125
                                                  ------------
FARMING & AGRICULTURE -- 0.3%
    Royster-Clark, Inc.
      10.25%, 04/01/09.................    2,000     1,600,000
                                                  ------------
FINANCIAL-BANK & TRUST -- 1.0%
    GS Escrow Corp.
      7.125%, 08/01/05.................    4,925     4,800,496
                                                  ------------
FINANCIAL SERVICES -- 1.0%
    Alamosa Delaware, Inc.
      12.50%, 02/01/11 144A............    1,250     1,131,250
    Caithness Coso Fund Corp.
      9.05%, 12/15/09..................    2,100     2,058,000
    Unifrax Investment Corp.
      10.50%, 11/01/03.................    2,125     2,008,125
                                                  ------------
                                                     5,197,375
                                                  ------------
FOOD -- 2.7%
    Agrilink Foods, Inc.
      11.875%, 11/01/08................    4,975     4,527,250
    Del Monte Foods Co.
      9.25%, 05/15/11 144A.............    3,125     3,171,875
    Dominos, Inc. Cl-B
      10.375% 01/15/09.................    2,500     2,550,000
    Eagle Family Foods, Inc. Cl-B
      8.75%, 01/15/08..................    2,200     1,276,000
    Jitney-Jungle Stores, Inc.+,++
      10.375%, 09/15/07................    2,725           273
    Michael Foods Acquisition Corp.
      144A
      11.75%, 04/01/11.................    1,750     1,802,500
    Nebco Evans Holding Co.+,++
      11.645%, 07/15/07 [STEP].........    1,250           125
                                                  ------------
                                                    13,328,023
                                                  ------------
FURNITURE -- 0.5%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07.................    1,425     1,410,750
      10.852%, 12/15/07 [STEP].........    1,600     1,320,000
                                                  ------------
                                                     2,730,750
                                                  ------------
HEALTHCARE SERVICES -- 6.7%
    Alliance Imaging, Inc.
      10.375%, 04/15/11 144A...........    3,025     3,100,625

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Davita, Inc.
      9.25%, 04/15/11 144A.............  $   750  $    772,500
    HCA -- The Healthcare Corp.
      6.91%, 06/15/05..................    2,950     2,916,016
      8.75%, 09/01/10..................    1,500     1,605,000
      7.875%, 02/01/11.................    4,400     4,444,000
    Hudson Respiratory Care, Inc.
      9.125%, 04/15/08.................    2,000     1,010,000
    Manor Care, Inc.
      8.00%, 03/01/08 144A.............    2,700     2,684,718
    Tenet Healthcare Corp.
      8.00%, 01/15/05..................    4,000     4,140,000
      8.125%, 12/01/08.................    5,000     5,175,000
      9.25%, 09/01/10..................    5,750     6,583,749
    Triad Hospitals, Inc.
      8.75%, 05/01/09 144A.............    1,000     1,020,000
                                                  ------------
                                                    33,451,608
                                                  ------------
HOTELS & MOTELS -- 1.4%
    Courtyard by Marriott II Ltd. Cl-B
      10.75%, 02/01/08.................      975     1,004,250
    Felcor Lodging L.P.
      8.50%, 06/01/11 144A.............    3,300     3,167,999
    Meristar Hospitality Corp.
      9.00%, 01/15/08 [REIT], 144A.....      675       683,438
      9.125%, 01/15/11 [REIT], 144A....    2,075     2,100,938
                                                  ------------
                                                     6,956,625
                                                  ------------
INDUSTRIAL PRODUCTS -- 2.2%
    Blount, Inc.
      7.00%, 06/15/05..................    1,825     1,195,375
      13.00%, 08/01/09.................    1,750     1,041,250
    Briggs & Stratton Corp.
      8.875%, 03/15/11 144A............      875       872,953
    Continental Global Group, Inc. Cl-B
      11.00%, 04/01/07.................    2,100       892,500
    Dresser, Inc.
      9.375%, 04/15/11 144A............    1,800     1,863,000
    Hexcel Corp.
      7.00%, 08/01/03..................    1,200     1,194,000
      9.75%, 01/15/09..................    2,250     2,227,500
    Tekni-Plex, Inc.
      12.75%, 06/15/10.................    2,400     1,932,000
                                                  ------------
                                                    11,218,578
                                                  ------------
INTERNET SERVICES -- 0.6%
    Call-Net Enterprises, Inc.
      8.522%, 08/15/07 [STEP]..........    4,100       881,500
      9.573%, 08/15/08 [STEP]..........    3,800       665,000
      10.826%, 05/15/09 [STEP].........    4,800       840,000
    PSINet, Inc.++
      11.50%, 11/01/08.................      800        56,000
      11.00%, 08/01/09.................    3,000       210,000
    PSINet, Inc. Cl-B++
      10.00%, 02/15/05.................    3,250       227,500
                                                  ------------
                                                     2,880,000
                                                  ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
MACHINERY & EQUIPMENT -- 2.3%
    AGCO Corp.
      9.50%, 05/01/08 144A.............  $ 3,000  $  2,925,000
    Clark Materials Handling Corp.
      Cl-D+,++
      10.75%, 11/15/06.................    2,625        65,625
    Columbus McKinnon Corp.
      8.50%, 04/01/08..................    2,150     1,924,250
    NationsRent, Inc.
      10.375%, 12/15/08................    2,100       493,500
    Simonds Industries, Inc.
      10.25%, 07/01/08.................      900       589,500
    United Rentals, Inc.
      10.75%, 04/15/08 144A............    3,875     4,068,750
      9.25%, 01/15/09..................    1,400     1,316,000
    Woods Equipment Co.+,++
      12.00%, 07/15/09.................    1,375       144,375
                                                  ------------
                                                    11,527,000
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
    CONMED Corp.
      9.00%, 03/15/08..................    2,975     2,930,375
    Fisher Scientific International,
      Inc.
      9.00%, 02/01/08..................    4,700     4,676,500
    Hanger Orthopedic Group, Inc.
      11.25%, 06/15/09.................    1,575       700,875
    Kinetic Concepts, Inc. Cl-B
      9.625%, 11/01/07.................    4,050     3,705,750
    Magellan Health Services
      9.375%, 11/15/07 144A............    1,225     1,252,563
                                                  ------------
                                                    13,266,063
                                                  ------------
METALS & MINING -- 2.0%
    AEI Resources, Inc.+,++
      11.50%, 12/15/06 144A............    3,375     1,198,125
    AEI Resources, Inc.+,++
      10.50%, 12/15/05 144A............    2,800     1,918,000
    Euramax International PLC
      11.25%, 10/01/06.................    2,875     2,314,375
    Murrin Murrin Holdings PTY
      9.375%, 08/31/07.................      500       437,500
    Neenah Corp. Cl-B
      11.125%, 05/01/07................    3,125     1,671,875
    Neenah Corp. Cl-F
      11.125%, 05/01/07................    1,450       775,750
    Republic Technologies, Inc.+,++
      13.75%, 07/15/09.................    1,700       178,500
    Ryerson Tull, Inc.
      9.125%, 07/15/06.................    1,550     1,418,250
                                                  ------------
                                                     9,912,375
                                                  ------------
OFFICE EQUIPMENT -- 0.6%
    Buhrmann U.S., Inc.
      12.25%, 11/01/09.................    2,925     2,910,375
                                                  ------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
OIL & GAS -- 2.1%
    BRL Universal Equipment
      8.875%, 02/15/08.................  $ 2,650  $  2,742,750
    Continental Resources, Inc.
      10.25%, 08/01/08.................    3,075     2,690,625
    DI Industries, Inc.
      8.875%, 07/01/07.................      975     1,004,250
    Lone Star Technologies, Inc.
      9.00%, 06/01/11 144A.............      950       931,000
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09................    1,950     2,106,000
    Triton Energy Ltd.
      9.25%, 04/15/05..................      850       888,250
                                                  ------------
                                                    10,362,875
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.2%
    Georgia-Pacific Corp.
      7.50%, 05/15/06..................    1,175     1,171,628
                                                  ------------
PRINTING & PUBLISHING -- 1.6%
    Garden State Newspapers, Inc. Cl-B
      8.75%, 10/01/09..................    2,575     2,510,625
    K-III Communications Corp.
      8.50%, 02/01/06..................    1,000       965,000
    Primedia, Inc.
      8.875%, 05/15/11 144A............    1,200     1,134,000
    Quebecor Media, Inc.
      11.125%, 07/15/11................    1,675     1,662,438
      13.75%, 07/15/11 144A............    1,700       896,750
    Ziff Davis Media, Inc.
      12.00%, 07/15/10.................    1,325       788,375
                                                  ------------
                                                     7,957,188
                                                  ------------
RAILROADS -- 0.1%
    Railworks Corp.
      11.50%, 04/15/09.................    1,200       414,000
                                                  ------------
REAL ESTATE -- 1.6%
    HMH Properties, Inc. Cl-B
      7.875%, 08/01/08.................    8,100     7,695,000
    HMH Properties, Inc. Cl-C
      8.45%, 12/01/08..................      500       490,000
                                                  ------------
                                                     8,185,000
                                                  ------------
RESTAURANTS -- 0.7%
    Advantica Restaurant Group, Inc.
      11.25%, 01/15/08.................    1,750     1,093,750
    Carrols Corp.
      9.50%, 12/01/08..................    3,000     2,655,000
                                                  ------------
                                                     3,748,750
                                                  ------------
RETAIL & MERCHANDISING -- 0.4%
    Community Distributors, Inc. Cl-B
      10.25%, 10/15/04.................    1,000       400,000
    Michael Stores, Inc.
      9.25%, 07/01/09 144A.............    1,825     1,829,563
                                                  ------------
                                                     2,229,563
                                                  ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
SEMICONDUCTORS -- 0.3%
    Fairchild Semiconductor Corp.
      10.75%, 04/15/09.................  $ 2,100  $  1,690,500
                                                  ------------
TELECOMMUNICATIONS -- 15.8%
    Airgate PCS, Inc.
      13.621%, 10/01/09 [STEP].........    5,300     3,074,000
    Alamosa PCS Holdings, Inc.
      13.827%, 02/15/10 [STEP].........    6,275     2,917,875
    AMFM Operating, Inc.
      12.625%, 10/31/06................      968     1,064,250
    Asia Global Crossing Ltd.
      13.375%, 10/15/10................    1,000       785,000
    Crown Castle International Corp.
      10.545%, 05/15/11 [STEP].........    9,875     6,270,625
    Dolphin Telecom PLC
      14.00%, 05/15/09 [STEP]..........    3,200        80,000
    Echostar Broadband Corp.
      10.375%, 10/01/07................    2,825     2,839,125
    Global Crossing Holdings Ltd.
      9.50%, 11/15/09..................    4,375     3,368,750
    Golden Sky Systems, Inc.
      12.389%, 03/01/07................    1,450       891,750
    Level 3 Communications, Inc.
      9.125%, 05/01/08.................    5,550     2,358,750
      11.406%, 12/01/08 [STEP].........   11,025     2,811,375
    McLeodUSA, Inc.
      9.812%, 03/01/07 [STEP]..........    6,925     3,774,125
      9.25%, 07/15/07..................    1,300       760,500
      8.375%, 03/15/08.................    1,250       693,750
    Millicom International Cellular,
      Inc.
      13.50%, 06/01/06 [STEP]..........    5,375     4,756,875
    Nextel Communications, Inc.
      10.214%, 02/15/08 [STEP].........    6,500     4,127,500
      9.375%, 11/15/09.................    8,175     6,499,124
    Nextel International, Inc.
      12.125%, 04/15/08 [STEP].........    1,750       376,250
    Nextel Partners, Inc.
      14.00%, 02/01/09 [STEP]..........    1,235       734,825
      11.00%, 03/15/10.................    2,425     1,927,875
    NEXTLINK Communications, Inc.
      9.00%, 03/15/08..................    1,575       417,375
      10.039%, 04/15/08 [STEP].........    3,000       495,000
      12.02%, 06/01/09 [STEP]..........   10,800     1,566,000
    NTL, Inc. Cl-B
      11.50%, 02/01/06 [STEP]..........    5,100     3,493,500
      9.316%, 04/01/08 [STEP]..........    7,825     3,443,000
    RCN Corp.
      12.606%, 07/01/08 [STEP].........    1,100       291,500
    RCN Corp. Cl-B
      12.361%, 02/15/08 [STEP].........    1,700       467,500
    Rogers Cantel, Inc.
      8.80%, 10/01/07..................    4,000     3,860,000
    Telecommunications Techniques Co.
      9.75%, 05/15/08..................    5,825     4,980,375

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Tritel PCS, Inc.
      11.452%, 05/15/09 [STEP].........  $ 5,000  $  3,200,000
    Triton PCS, Inc.
      11.404%, 05/01/08 [STEP].........    3,500     2,817,500
      9.375%, 02/01/11.................    2,900     2,827,500
    Viatel, Inc.+,++
      11.25%, 04/15/08.................    1,100        27,500
      12.374%, 04/15/08 [STEP].........    2,250        33,750
      11.50%, 03/15/09.................      500        12,500
    Winstar Communications+,++
      12.75%, 04/15/10.................    1,100        22,000
      17.421%, 04/15/10 [STEP].........    4,925        61,563
    XM Satellite Radio, Inc.
      14.00%, 03/15/10.................    2,000     1,210,000
                                                  ------------
                                                    79,338,887
                                                  ------------
TRANSPORTATION -- 1.9%
    Allied Holdings, Inc. Cl-B
      8.625%, 10/01/07.................    2,900     1,957,500
    Ameritruck Distribution Corp.
      Cl-B+,++
      12.25%, 11/15/05.................    1,950           195
    Gearbulk Holding Ltd.
      11.25%, 12/01/04.................    1,500     1,537,500
    Holt Group, Inc.+,++
      9.75%, 01/15/06..................    1,350        33,750
    Motor Coach Industries, Inc.
      11.25%, 05/01/09.................    2,100       850,500
    Stena AB
      10.50%, 12/15/05.................    2,475     2,450,250
      8.75%, 06/15/07..................    2,675     2,420,875
                                                  ------------
                                                     9,250,570
                                                  ------------
UTILITIES -- 3.0%
    Calpine Corp.
      8.50%, 02/15/11..................    9,125     8,822,324
    CMS Energy Corp.
      7.50%, 01/15/09..................    4,275     4,005,803
      8.50%, 04/15/11..................    1,600     1,571,248
    El Paso Electric Co. Cl-E
      9.40%, 05/01/11..................      175       189,214
    International Utility Structures,
      Inc.
      10.75%, 02/01/08.................      925       513,375
                                                  ------------
                                                    15,101,964
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $590,315,618)..................            452,476,758
                                                  ------------
                                         SHARES
                                         ------
PREFERRED STOCK -- 3.3%
BROADCASTING -- 1.0%
    Sinclair Capital Cl-A 11.625%......   52,225     4,922,206
                                                  ------------
CABLE TELEVISION -- 0.6%
    Pegasus Communications Series AI
      12.75% [PIK].....................    2,934     2,801,865
                                                  ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES      VALUE
                                         ------      -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.0%
    Electronic Retailing System
      International 10.00%.............   61,538  $      4,702
    Electronic Retailing System
      International 8.00%..............   60,671        23,182
                                                  ------------
                                                        27,884
                                                  ------------
FOOD -- 0.0%
    Nebco Evans Holding Co.
      11.25% [PIK]+,++.................    8,483         1,060
                                                  ------------
HEALTHCARE SERVICES -- 0.1%
    River Holding Corp. Cl-B
      11.50% [PIK].....................    7,006       388,830
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.0%
    International Utility Structures,
      Inc.
      13.00% [PIK] 144A................       54        21,713
    International Utility Structures,
      Inc.
      13.00% Series U [PIK] 144A.......      125        50,312
                                                  ------------
                                                        72,025
                                                  ------------
PRINTING & PUBLISHING -- 1.3%
    Primedia, Inc. Cl-D
      10.00%...........................   11,500       983,250
    Primedia, Inc. Cl-F
      9.20%............................   26,250     2,165,625
    Primedia, Inc. Cl-H
      8.625%...........................   43,100     3,383,351
                                                  ------------
                                                     6,532,226
                                                  ------------
TELECOMMUNICATIONS -- 0.3%
    Nextel Communications, Inc.
      13.00% [PIK].....................    1,362       905,730
    Nextel Communications, Inc. Cl-E
      11.125% [PIK]....................    1,065       644,322
                                                  ------------
                                                     1,550,052
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost $19,177,565)...................             16,296,148
                                                  ------------
COMMON STOCK -- 0.0%
BROADCASTING -- 0.0%
    Australis Holdings Warrants........    1,000            10
                                                  ------------
CHEMICALS -- 0.0%
    Sterling Chemicals Holdings, Inc.
      Warrants.........................    1,075           903
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 0.0%
    Jostens, Inc. Warrants.............    1,800        36,450
                                                  ------------

                                         SHARES      VALUE
                                         ------      -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.0%
    Electronic Retailing Systems
      International Warrants 144A......    1,353  $        875
                                                  ------------
METALS & MINING -- 0.0%
    Republic Technologies Warrants++...    1,700             0
    Royal Oak Mines, Inc.*+,++.........   66,164             0
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.0%
    Pliant Corp. Warrants..............    1,000         1,000
                                                  ------------
PRINTING & PUBLISHING -- 0.0%
    MediaNews Group, Inc.*.............    1,000        92,625
                                                  ------------
TELECOMMUNICATIONS -- 0.0%
    Metricom, Inc. Warrants............    1,350            14
    Sullivan Broadcasting Holdings,
      Inc. ............................    2,400             0
    UIH Australia Warrants.............    3,100         3,875
    XM Satellite Radio Holdings, Inc.
      Warrants.........................    2,000        40,500
                                                  ------------
                                                        44,389
                                                  ------------
TOTAL COMMON STOCK
  (Cost $593,684)......................                176,252
                                                  ------------
                                           PAR
                                          (000)
                                          -----
REPURCHASE AGREEMENTS -- 4.5%
    Greenwich Capital, Inc. 3.90% dated
      06/29/01 maturing 07/02/01,
      repurchase price $22,403,279
      (Collateralized by U.S. Treasury
      Notes, par value $21,459,000
      market value $22,560,172 due
      08/15/23)
      (Cost $22,396,000)...............  $22,396    22,396,000
                                                  ------------
                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund.....    6,211         6,211
    Temporary Investment Fund..........    6,210         6,210
                                                  ------------
    (Cost $12,421).....................                 12,421
                                                  ------------
TOTAL INVESTMENTS -- 98.3%
  (Cost $632,495,288)..................            491,357,579
OTHER ASSETS LESS
  LIABILITIES -- 1.7%..................              8,567,160
                                                  ------------
NET ASSETS -- 100.0%...................           $499,924,739
                                                  ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

*  Non-income producing security.

+  Illiquid security.

++ Defaulted Security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 48.6%
ADVERTISING -- 0.2%
    Getty Images, Inc.*...............      1,600   $     42,016
    Lamar Advertising Co.*sec.........      2,400        105,600
    Omnicom Group, Inc.sec............      3,800        326,800
    TMP Worldwide, Inc.*sec...........      2,700        159,597
                                                    ------------
                                                         634,013
                                                    ------------
AEROSPACE -- 0.6%
    Honeywell International, Inc. ....     58,112      2,033,339
    Lockheed Martin Corp. ............      5,600        207,480
    Triumph Group, Inc.*..............        800         39,200
                                                    ------------
                                                       2,280,019
                                                    ------------
AIRLINES -- 0.1%
    Delta Air Lines, Inc. ............      3,800        167,504
    Frontier Airlines, Inc.*..........      1,500         18,375
    Northwest Airlines Corp.*.........      3,200         80,800
    Skywest, Inc. ....................      3,200         89,600
    Southwest Airlines Co. ...........      6,787        125,492
                                                    ------------
                                                         481,771
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.4%
    Ford Motor Co. ...................     32,000        785,600
    General Motors Corp. .............      3,080        198,198
    General Motors Corp. Cl-H.........     19,880        402,570
    Honda Motor Co. Ltd. [ADR]........      1,000         87,990
                                                    ------------
                                                       1,474,358
                                                    ------------
AUTOMOTIVE PARTS -- 0.3%
    Arvinmeritor, Inc. ...............      1,800         30,132
    Copart, Inc.*.....................      1,300         38,025
    Delphi Automotive Systems
      Corp. ..........................      6,919        110,220
    Eaton Corp. ......................        400         28,040
    Genuine Parts Co. ................      4,050        127,575
    Goodyear Tire & Rubber Co.sec.....      5,500        154,000
    Lear Corp.*.......................      1,000         34,900
    O'Reilly Auto*....................      3,200         91,840
    TRW, Inc.sec......................      9,200        377,199
    Visteon Corp. ....................      2,094         38,488
                                                    ------------
                                                       1,030,419
                                                    ------------
BEVERAGES -- 0.8%
    Anheuser-Busch Companies, Inc. ...     12,600        519,120
    Coca-Cola Co. ....................     34,000      1,530,000
    PepsiAmericas, Inc. ..............      2,800         37,240
    PepsiCo, Inc. ....................     19,900        879,580
                                                    ------------
                                                       2,965,940
                                                    ------------
BROADCASTING -- 0.4%
    Barra, Inc.*......................      1,500         58,725
    Comcast Corp. Cl-A*sec............     11,500        499,100
    Cox Radio, Inc.*..................      3,200         89,120
    Emmis Communications Corp.
      Cl-A*...........................      1,200         36,900
    Entercom Communications Corp.*....        700         37,527
    Fox Entertainment Group, Inc.
      Cl-A*...........................      2,400         66,960
    Hispanic Broadcasting
      Corp.*sec.......................      5,100        146,319
    News Corp. Ltd. ..................      5,400        200,610
    Radio One, Inc. Cl-D*.............      5,800        127,890
    Sinclair Broadcast Group, Inc.*...      6,500         66,950

                                         SHARES        VALUE
                                         ------        -----
    UnitedGlobalCom, Inc. Cl-A*sec....      2,400   $     20,760
    USA Networks, Inc.*...............      3,400         95,846
    Westwood One, Inc.*...............      1,300         47,905
    Young Broadcasting Corp. Cl-A*....        800         26,864
                                                    ------------
                                                       1,521,476
                                                    ------------
BUILDING MATERIALS -- 0.2%
    Insituform Technologies, Inc.*....      2,400         87,600
    Martin Marietta Materials
      Corp. ..........................      2,100        103,929
    Masco Corp.sec....................      6,900        172,224
    Modine Manufacturing Co. .........      1,100         30,338
    SCP Pool Corp.*...................      3,900        134,316
    York International Corp. .........      2,100         73,542
                                                    ------------
                                                         601,949
                                                    ------------
BUSINESS SERVICES -- 0.6%
    ChoicePoint, Inc.*................        800         33,640
    Comdisco, Inc. ...................      5,700          7,581
    Convergys Corp.*..................      2,900         87,725
    Corporate Executive Board
      Co.*sec.........................      7,600        319,200
    DiamondCluster International,
      Inc.*...........................        400          5,092
    Ecolab, Inc.sec...................      3,400        139,298
    Equifax, Inc. ....................      1,900         69,692
    Exult, Inc.*......................      9,100        155,155
    First Data Corp. .................      7,200        462,600
    Foundry Networks, Inc.*...........        800         15,984
    G & K Services, Inc. .............      2,000         53,800
    Hiedrick & Struggles
      International, Inc.*............      2,400         48,792
    Informatica Corp.*................      2,900         50,344
    Interwoven, Inc.*.................        600         10,140
    Iron Mountain, Inc.*sec...........        900         40,356
    Learning Tree International,
      Inc.*...........................      1,400         32,144
    Manpower, Inc. ...................      5,400        161,460
    Micromuse, Inc.*..................      1,200         33,588
    Paychex, Inc. ....................      2,900        116,000
    Quanta Services, Inc.*............      1,000         22,040
    Robert Half International,
      Inc.*...........................      3,100         77,159
    RSA Security, Inc.*...............        900         27,855
    The BISYS Group, Inc.*............      2,700        159,300
    Viad Corp. .......................      4,500        118,800
                                                    ------------
                                                       2,247,745
                                                    ------------
CABLE TELEVISION -- 0.0%
    Cablevision Systems Corp.*........        400         10,320
    Cablevision Systems Corp.
      Cl-A*sec........................        800         46,800
    Charter Communications, Inc.*.....      3,500         81,725
                                                    ------------
                                                         138,845
                                                    ------------
CAPITAL GOODS -- 0.1%
    American Standard Companies,
      Inc.*...........................      3,200        192,320
    Harsco Corp. .....................      1,700         46,121
    Mettler-Toledo International,
      Inc.*...........................      1,500         63,675
                                                    ------------
                                                         302,116
                                                    ------------
CHEMICALS -- 0.7%
    Air Products & Chemicals,
      Inc.sec.........................        600         27,450
    Arch Chemicals, Inc. .............      4,150         86,445
    Cabot Corp. ......................      7,800        280,956

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Cabot Microelectronics Corp.*.....      2,349   $    145,638
    Crompton Corp. ...................      5,451         59,416
    Dow Chemical Co. .................     14,700        488,775
    DuPont, (E.I.) de Nemours &
      Co. ............................     10,459        504,541
    Ferro Corp. ......................      3,000         65,430
    FMC Corp.*........................        500         34,280
    Grace, (W.R.) & Co.*..............     14,000         24,500
    Great Lakes Chemical Corp. .......      1,300         40,105
    IMC Global, Inc. .................      6,000         61,200
    Imperial Chemical Industries
      PLC.............................      3,000         71,250
    Olin Corp. .......................      1,800         30,582
    Polyone Corp. ....................      3,400         35,394
    Praxair, Inc. ....................      3,100        145,700
    Solutia, Inc. ....................     14,560        185,640
    Symyx Technologies, Inc.*.........      2,000         52,580
    Syngenta AG [ADR]*................      1,491         16,103
                                                    ------------
                                                       2,355,985
                                                    ------------
CLOTHING & APPAREL -- 0.2%
    Abercrombie & Fitch Co. Cl-A*.....      2,900        129,050
    AnnTaylor Stores Corp.*...........      1,600         57,280
    Jones Apparel Group, Inc.*sec.....      3,100        133,920
    Liz Claiborne, Inc. ..............        800         40,360
    Nike, Inc. Cl-Bsec................      5,500        230,945
    Ross Stores, Inc. ................      5,200        124,540
    Skechers USA, Inc. Cl-A*..........      1,200         35,076
    Unifi, Inc.*......................      4,800         40,800
    Vans, Inc.*.......................      1,500         35,250
                                                    ------------
                                                         827,221
                                                    ------------
COMPUTER HARDWARE -- 1.1%
    Black Box Corp.*..................      1,400         94,304
    Compaq Computer Corp. ............     30,368        470,400
    Dell Computer Corp.*..............     22,200        576,090
    EMC Corp.*sec.....................     33,700        978,985
    Hewlett-Packard Co.sec............     18,100        517,660
    Insight Enterprises, Inc.*........        800         19,600
    International Business Machines
      Corp. ..........................     11,150      1,259,950
    Maxtor Corp.*.....................      4,028         21,147
    National Instruments Corp.*sec....        800         25,960
    Quantum Corp. -- DLT & Storage
      Systems*........................      2,000         20,180
    Sandisk Corp.*....................      1,000         27,890
    Silicon Storage Technology,
      Inc.*...........................      1,400         14,182
    Storage Technology Corp.*sec......      3,700         50,912
                                                    ------------
                                                       4,077,260
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 3.1%
    Actuate Corp.*....................      3,800         36,290
    Affiliated Computer Services, Inc.
      Cl-A*sec........................      1,800        129,438
    Arbitron, Inc.*...................         40            964
    Ariba, Inc.*......................      4,400         24,200
    BEA Systems, Inc.*sec.............      5,900        181,189
    Brocade Communications Systems,
      Inc.*sec........................      3,800        167,162
    Cadence Design Systems, Inc.*.....      3,700         68,931
    Catalina Marketing Corp.*.........      1,400         42,714
    Ceridan Corp.*....................      7,100        136,107

                                         SHARES        VALUE
                                         ------        -----
    Checkfree Holdings Corp.*.........      1,100   $     38,577
    Cisco Systems, Inc.*sec...........     97,900      1,781,780
    DST Systems, Inc.*................      1,800         94,860
    Electronic Arts, Inc.*sec.........      4,000        231,600
    Embarcadero Technologies, Inc.*...      1,500         33,465
    Emulex Corp.*.....................        900         36,360
    Extreme Networks, Inc.*sec........        500         14,750
    Fiserv, Inc.*.....................      2,325        148,754
    Henry, (Jack) & Associates,
      Inc. ...........................      1,200         37,200
    Homestore.com, Inc.*..............      1,500         52,440
    I2 Technologies, Inc.*sec.........      2,600         51,480
    In Focus Systems*.................      2,000         40,780
    Inktomi Corp.*....................      1,400         13,426
    Integrated Silicon Solution*......      1,500         20,850
    Intuit, Inc.*.....................      1,200         47,988
    Manugistics Group, Inc.*..........      1,600         40,160
    Mcdata Corp.*.....................      1,148         20,147
    Mercury Interactive Corp.*sec.....      2,000        119,800
    Microsoft Corp.*..................     64,500      4,708,499
    Netegrity, Inc.*..................        800         24,000
    NETIQ Corp.*......................        600         18,774
    NVIDIA Corp.*sec..................        700         64,925
    Openwave Systems, Inc.*sec........      4,305        149,384
    Oracle Corp.*.....................     61,800      1,174,200
    Packeteer, Inc.*..................      2,800         35,084
    Peregrine Systems, Inc.*sec.......      2,800         81,200
    Rational Software Corp.*sec.......      5,700        159,885
    Redback Networks, Inc.*...........      1,100          9,812
    Siebel Systems, Inc.*sec..........     12,000        562,800
    Structural Dynamics Research
      Corp.*..........................      1,400         34,300
    SunGard Data Systems, Inc.*.......      6,400        192,064
    Sybase, Inc.*.....................      3,030         49,844
    Symantec Corp.*sec................      1,500         65,535
    Tech Data Corp.*..................      1,900         63,384
    Tibco Software, Inc.*sec..........      1,800         22,986
    Veritas Software Corp.*sec........      7,000        465,710
                                                    ------------
                                                      11,493,798
                                                    ------------
CONGLOMERATES -- 0.8%
    ITT Industries, Inc. .............      3,900        172,575
    Minnesota Mining & Manufacturing
      Co.sec..........................      6,500        741,650
    Philip Morris Co., Inc. ..........     39,700      2,014,775
    Textron, Inc. ....................      1,700         93,568
                                                    ------------
                                                       3,022,568
                                                    ------------
CONSTRUCTION -- 0.1%
    Dycom Industries, Inc.*...........      3,100         71,083
    Granite Construction, Inc. .......      3,975        101,045
    Jacobs Engineering Group, Inc.*...      1,600        104,368
    Lennar Corp.sec...................      1,400         58,380
    Toll Brothers, Inc.*..............        800         31,448
                                                    ------------
                                                         366,324
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 1.5%
    Clorox Co. .......................      6,656        225,306
    Colgate-Palmolive Co. ............      7,500        442,425
    Dial Corp. .......................      3,600         51,300
    Dollar Thrifty Automotive
      Group*..........................      3,600         86,400

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Fortune Brands, Inc. .............      2,200   $     84,392
    Gillette Co. .....................     14,000        405,860
    Johnson & Johnson Co.sec..........     47,046      2,352,299
    Keane, Inc.*......................        900         19,800
    Lancaster Colony Corp. ...........      1,550         51,119
    Newell Rubbermaid, Inc. ..........      3,500         87,850
    Pittston Brink's Group............      1,300         28,977
    Procter & Gamble Co.sec...........     20,000      1,276,000
    Safelite Glass Cl-A
      Warrants*144A...................      3,162              0
    Safelite Glass Corp. Cl-B*144A....      1,290          2,503
    Safelite Glass Corp. Cl-B
      Warrants*144A...................      2,108              0
    Universal Corp. ..................      3,100        122,946
    Vivendi Universal SA [ADR]........      4,100        237,800
                                                    ------------
                                                       5,474,977
                                                    ------------
CONTAINERS & PACKAGING -- 0.1%
    Packaging Corp. of America*.......      8,400        130,452
    Sonoco Products Co. ..............      3,910         97,281
                                                    ------------
                                                         227,733
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.8%
    Amphenol Corp.*...................        800         32,040
    Analog Devices, Inc.*.............     29,000      1,254,250
    Arrow Electronics, Inc.*..........      5,600        136,024
    Coherent, Inc.*...................        500         18,085
    Comverse Technology, Inc.*sec.....      1,800        103,716
    Cree, Inc.*sec....................      3,000         78,435
    DDI Corp.*........................        400          8,000
    Diebold, Inc. ....................      2,700         86,805
    Flextronics International
      Ltd.*sec........................     36,100        942,571
    General Electric Co. .............    162,300      7,912,124
    Gentex Corp.*.....................      2,500         69,675
    Harman International Industries,
      Inc. ...........................        700         26,663
    Harmonic, Inc.*...................      3,800         38,000
    Hitachi Ltd. [ADR]................      2,500        247,475
    Hubbell, Inc. Cl-B................      2,500         72,500
    Jabil Circuit, Inc.*sec...........     17,600        543,136
    KEMET Corp.*......................      1,200         23,772
    KLA-Tencor Corp.*sec..............     14,400        841,968
    Koninklijke (Royal) Philips
      Electronics NV..................      8,689        229,662
    Kopin Corp.*......................      3,100         37,634
    Littelfuse, Inc.*.................      1,000         26,790
    Metromedia Fiber Network, Inc.
      Cl-A*sec........................      3,400          6,936
    PerkinElmer, Inc. ................        600         16,518
    Plexus Corp.*.....................      1,900         62,700
    Sanmina Corp.*....................     17,600        412,016
    SCI Systems, Inc.*sec.............      8,400        214,200
    Solectron Corp.*sec...............      9,500        173,850
    Synopsys, Inc.*sec................      1,000         48,390
    Teleflex, Inc. ...................      1,800         79,200
    Ultimate Electronics, Inc.*.......      4,700        152,374

                                         SHARES        VALUE
                                         ------        -----
    Varian, Inc.*.....................      1,900   $     61,370
    Vishay Intertechnology,
      Inc.*sec........................        900         20,700
                                                    ------------
                                                      13,977,579
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.5%
    AOL Time Warner, Inc.*............     45,200      2,395,599
    Carnival Corp.sec.................      7,700        236,390
    Disney, (Walt) Co. ...............     25,592        739,353
    Gemstar-TV Guide International,
      Inc.*...........................        800         35,200
    Harley-Davidson, Inc.sec..........      2,100         98,868
    International Game Technology*....      1,000         62,590
    International Speedway Corp.
      Cl-A............................        800         33,600
    Macrovision Corp.*sec.............        900         61,650
    Mandalay Resort Group*............      3,500         95,900
    Sabre Group Holdings*.............      6,200        310,000
    Six Flags, Inc.*..................      3,400         71,536
    THQ, Inc.*........................        800         39,400
    Travelcenters of America*.........        525          5,513
    Viacom, Inc. Cl-B*sec.............     22,965      1,188,439
                                                    ------------
                                                       5,374,038
                                                    ------------
ENVIRONMENTAL SERVICES -- 0.2%
    Allied Waste Industries, Inc.*....      2,200         41,096
    Republic Services, Inc.*..........      2,300         45,655
    Tetra Tech, Inc.*.................      1,643         44,690
    Waste Connections, Inc.*..........      1,000         36,000
    Waste Management, Inc. ...........     21,759        670,612
                                                    ------------
                                                         838,053
                                                    ------------
FARMING & AGRICULTURE -- 0.1%
    Delta & Pine Land Co. ............      1,400         27,510
    Monsanto Co. .....................      6,200        229,400
                                                    ------------
                                                         256,910
                                                    ------------
FINANCIAL-BANK & TRUST -- 3.0%
    AmSouth Bancorp...................      5,100         94,299
    Astoria Financial Corp. ..........      3,200        176,000
    Australia & New Zealand Banking
      Group Ltd. [ADR]................      3,600        153,180
    Banco Bilbao Vizcaya Argentaria SA
      [ADR]sec........................     36,300        468,996
    Banco Bradesco SA [ADR]...........     33,000        171,471
    Banco Santiago SA [ADR]...........     14,200        323,902
    Bank of America Corp. ............     42,560      2,554,877
    BBVA Banco Frances SA [ADR].......      5,660        140,368
    City National Corp. ..............      1,800         79,722
    Commerce Bancshares, Inc. ........      3,900        143,910
    Community First Bankshares,
      Inc. ...........................      2,500         57,500
    Compass Bancshares, Inc. .........      4,500        119,250
    Dime Bancorp, Inc. ...............      5,100        189,975
    Dime Bancorp, Inc. Litigation
      Tracking Warrants*..............      5,100          1,428
    Fifth Third Bancorp...............     11,137        668,777
    First Tennessee National Corp. ...      5,400        187,434
    First Union Corp.sec..............     52,700      1,841,338
    First Virginia Banks, Inc. .......      2,000         94,240
    GreenPoint Financial Corp. .......      3,000        115,200
    Hibernia Corp. Cl-A...............      5,500         97,900
    Irwin Financial Corp. ............      2,800         70,420

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    M&T Bank Corp. ...................      1,200   $     90,600
    Marshall & Ilsley Corp. ..........      2,200        118,580
    Mellon Financial Corp. ...........     10,900        501,400
    Mercantile Bankshares Corp. ......      3,300        129,129
    Morgan, (J.P.) & Co. Ltd. ........     20,788        927,145
    National Commerce Financial
      Corp. ..........................      4,900        119,413
    North Fork Bancorporation,
      Inc. ...........................      4,400        136,400
    Silicon Valley Bancshares*........      1,700         37,400
    Southtrust Corp. .................      4,400        114,400
    Sterling Bancshares, Inc. ........      1,600         30,688
    Synovus Financial Corp. ..........     10,500        329,490
    TCF Financial Corp. ..............      4,700        217,657
    UCBH Holdings, Inc. ..............      2,000         60,700
    Uniao de Bancos Brasileiros SA
      [GDR]...........................      8,000        203,600
    UnionBanCal Corp. ................        900         30,330
    Wilmington Trust Corp. ...........      1,900        119,035
                                                    ------------
                                                      10,916,154
                                                    ------------
FINANCIAL SERVICES -- 3.7%
    Affiliated Managers Group,
      Inc.*...........................      1,400         86,100
    AMBAC Financial Group, Inc. ......      1,200         69,840
    American Express Co. .............     15,300        593,640
    Americredit Corp.*................      1,600         83,120
    Bear Stearns Companies, Inc. .....      1,195         70,469
    Capital One Financial Corp. ......        500         30,000
    Citigroup, Inc.sec................     74,941      3,959,882
    Concord EFS, Inc.*................      4,650        241,847
    Countrywide Credit Industries,
      Inc. ...........................      1,200         55,056
    Dun & Bradstreet Corp.*...........      1,250         35,250
    Eaton Vance Corp. ................      3,000        104,400
    Edwards, (A.G.), Inc. ............      2,850        128,250
    Factset Research Systems, Inc. ...      1,100         39,270
    Fannie Mae........................     12,300      1,047,345
    Federated Investors, Inc. ........      3,000         96,600
    Fleet Financial Group, Inc. ......     43,056      1,698,559
    Franklin Resources, Inc. .........      8,700        398,199
    Freddie Mac.......................      8,800        616,000
    Golden West Financial Corp. ......      2,400        154,176
    Goldman Sachs Group, Inc.sec......      8,100        694,980
    Investment Technology Group*......      3,300        165,957
    Investors Financial Service
      Corp. ..........................      1,400         93,800
    KPMG Consulting, Inc.*............      8,200        125,870
    Legg Mason, Inc.sec...............      1,400         69,664
    MBIA, Inc. .......................      1,650         91,872
    Merrill Lynch & Co., Inc.sec......      9,300        551,025
    Moody's Corp. ....................      2,500         83,750
    Morgan Stanley Dean Witter &
      Co. ............................     14,370        922,985
    Providian Financial Corp. ........      3,000        177,600
    Schwab, (Charles) Corp.sec........     26,000        397,800
    SEI Investments Co. ..............      2,400        113,760
    Triad Guaranty, Inc.*.............      1,200         48,000
    USA Education, Inc.sec............      1,600        116,800
    Waddell & Reed Financial, Inc.
      Cl-A............................      3,101         98,441
    Washington Mutual, Inc.sec........      8,625        323,869
                                                    ------------
                                                      13,584,176
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FOOD -- 0.9%
    Dean Foods Corp. .................      1,400   $     56,280
    Diageo PLC [ADR]..................      4,647        204,236
    Dole Food Co. ....................        900         17,145
    Dreyer's Grand Ice Cream, Inc. ...      1,600         44,640
    Flowers Foods, Inc. ..............        600         18,810
    General Mills, Inc. ..............      6,800        297,704
    Heinz, (H.J.) Co.sec..............      4,250        173,783
    Kroger Co.*sec....................     24,100        602,499
    McCormick & Co., Inc. ............      4,100        172,282
    Quaker Oats Co. ..................      2,500        228,125
    Ralston Purina Group..............     10,700        321,214
    Safeway, Inc.*....................      9,760        468,480
    Smithfield Foods, Inc.*...........      1,200         48,360
    Sysco Corp. ......................      5,500        149,325
    Tootsie Roll Industries, Inc. ....      1,924         74,151
    Unilever NV NY Reg................      5,343        318,283
    Whole Foods Market, Inc.*.........      3,800        102,980
    Wrigley, (Wm., Jr.) Co. ..........      2,700        126,495
                                                    ------------
                                                       3,424,792
                                                    ------------
FURNITURE -- 0.0%
    Furniture Brands International,
      Inc.*...........................      2,200         61,600
                                                    ------------
HEALTHCARE SERVICES -- 0.7%
    Accredo Health, Inc.*.............      2,700        100,413
    Albany Molecular Research,
      Inc.*...........................        900         34,209
    Amerisource Health Corp.*sec......      1,300         71,890
    Amgen, Inc.*......................     12,500        758,500
    Apria Healthcare Group, Inc.*.....      1,700         49,045
    Caremark Rx, Inc.*................      1,700         27,965
    Community Health Systems*.........      1,000         29,500
    First Health Group Corp.*.........      1,200         28,944
    Gentiva Health Services, Inc.*....        900         16,200
    HCA, Inc.sec......................      1,700         76,823
    Health Management Associates, Inc.
      Cl-A*...........................      7,850        165,164
    Health Net, Inc.*.................      6,400        111,360
    IMS Health, Inc. .................      5,000        142,500
    LifePoint Hospitals, Inc.*........      1,700         75,276
    Medarex, Inc.*....................        500         11,750
    Myriad Genetics, Inc.*............        300         18,996
    Oxford Health Plans, Inc.*........      1,300         37,180
    Protein Design Labs, Inc.*........        500         43,380
    Tenet Healthcare Corp.*...........      1,400         72,226
    Triad Hospitals, Inc.*............      1,478         42,618
    UnitedHealth Group, Inc. .........      8,600        531,050
    Universal Health Services, Inc.
      Cl-B*...........................      1,000         45,500
    Wellpoint Health Networks,
      Inc.*...........................      2,100        197,904
                                                    ------------
                                                       2,688,393
                                                    ------------
HOTELS & MOTELS -- 0.1%
    Extended Stay America, Inc.+*.....      3,200         48,000
    Lasalle Hotel Properties
      [REIT]*.........................      6,500        115,830
    Marriott International, Inc.
      Cl-Asec.........................      3,700        175,158

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Starwood Hotels & Resorts
      Worldwide, Inc. [REIT]..........      2,400   $     89,472
                                                    ------------
                                                         428,460
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Actuant Corp. ....................      2,000         32,900
                                                    ------------
INSURANCE -- 2.1%
    Allmerica Financial Corp. ........      2,300        132,250
    Allstate Corp. ...................     10,600        466,294
    American Financial Group, Inc. ...      1,600         48,480
    American International Group,
      Inc.sec.........................     29,930      2,573,979
    AON Corp.sec......................      6,400        224,000
    Arthur J. Gallagher & Co. ........      2,200         57,200
    Berkshire Hathaway, Inc.*.........          2        138,800
    Brown & Brown, Inc. ..............        800         33,592
    Chubb Corp. ......................      3,300        255,519
    CIGNA Corp. ......................      5,000        479,100
    Cincinnati Financial Corp. .......      1,200         47,400
    Hooper Holmes, Inc. ..............      3,900         39,975
    Jefferson-Pilot Corp. ............      2,550        123,216
    Lincoln National Corp. ...........      3,400        175,950
    Loews Corp. ......................      3,200        206,176
    Marsh & McLennan Co., Inc. .......      4,600        464,600
    MetLife, Inc.sec..................      7,100        219,958
    MGIC Investment Corp.sec..........      1,400        101,696
    Old Republic International
      Corp. ..........................     11,000        319,000
    PMI Group, Inc. ..................        800         57,328
    Progressive Corp. ................      1,000        135,190
    Radian Group, Inc. ...............      2,400         97,080
    Safeco Corp. .....................      1,800         53,100
    Safelite Realty Corp.144A.........         87              0
    St. Paul Companies, Inc. .........      2,900        147,001
    StanCorp Financial Group, Inc. ...      3,000        142,170
    The Hartford Financial Services
      Group, Inc. ....................      5,900        403,560
    Torchmark Corp. ..................      4,600        184,966
    Transatlantic Holdings, Inc. .....      1,050        128,636
    Unitrin, Inc. ....................      2,800        107,520
    UNUM Corp. .......................        274          8,801
    XL Capital Ltd. ..................      2,300        188,830
                                                    ------------
                                                       7,761,367
                                                    ------------
INTERNET SERVICES -- 0.6%
    Akamai Technologies, Inc.*........        500          4,588
    Art Technology Group, Inc.*.......        600          3,480
    CNET Networks, Inc.*..............     10,100        131,300
    Digex, Inc.*......................      1,000         13,000
    E.piphany, Inc.*..................        600          6,096
    Earthlink, Inc.*..................      2,500         35,250
    Exodus Communications,
      Inc.*sec........................     20,100         41,406
    Internet Security Systems,
      Inc.*...........................      1,900         92,264
    IntraNet Solutions, Inc.*.........      1,000         38,050
    Juniper Networks, Inc.*sec........      5,600        174,160
    Liberate Technologies, Inc.*......      1,200         13,140
    Macromedia, Inc.*.................      2,700         48,600
    Meredith Corp. ...................        600         21,486
    ONI Systems Corp.*sec.............     11,900        332,010
    Pacific Century CyberWorks
      Ltd. ...........................      6,369         18,279

                                         SHARES        VALUE
                                         ------        -----
    Register.com, Inc.*sec............     16,300   $    252,487
    SonicWALL, Inc.*..................      2,300         57,983
    VeriSign, Inc.*...................     13,900        834,139
    Verity, Inc.*.....................      1,000         19,950
    Vignette Corp.*...................      4,700         41,689
    WebMD Corp.*......................      3,500         24,500
                                                    ------------
                                                       2,203,857
                                                    ------------
LUMBER & WOOD PRODUCTS -- 0.0%
    Deltic Timber Corp. ..............        342          9,850
    Rayonier, Inc. ...................      1,600         74,320
                                                    ------------
                                                          84,170
                                                    ------------
MACHINERY & EQUIPMENT -- 0.6%
    AGCO Corp. .......................      2,100         19,215
    Asyst Technologies, Inc.*.........      2,000         27,000
    Baker Hughes, Inc.sec.............      8,800        294,800
    Black & Decker Corp.sec...........      2,700        106,542
    Cognex Corp.*.....................      1,300         44,005
    Cooper Cameron Corp.*.............      1,100         61,380
    Cooper Industries, Inc. ..........      3,700        146,483
    Danaher Corp.sec..................      1,700         95,200
    Dover Corp. ......................      7,300        274,845
    Federal Signal Corp. .............      3,600         84,492
    Flowserve Corp. ..................      2,900         89,175
    Gencorp, Inc. ....................      2,800         35,840
    Grant Prideco, Inc.*..............      2,320         40,577
    Illinois Tool Works, Inc. ........      2,800        177,240
    Kaydon Corp. .....................      2,200         56,430
    Nordson Corp. ....................      9,300        216,783
    Pall Corp. .......................      5,800        136,474
    Precision Castparts Corp. ........      2,800        104,776
    Smith International, Inc.*sec.....      2,000        119,800
    Tecumseh Products Co. Cl-A........      1,400         69,300
    Weatherford International,
      Inc.*sec........................      2,320        111,360
                                                    ------------
                                                       2,311,717
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Abbott Laboratories...............     24,200      1,161,841
    Affymetrix, Inc.*.................      1,400         30,870
    Apogent Technologies, Inc.*.......      3,700         91,020
    Applera Corp. -- Celera Genomics
      Group*..........................        700         27,762
    Baxter International, Inc. .......      7,300        357,700
    Beckman Coulter, Inc. ............      4,200        171,360
    Boston Scientific Corp.*..........      6,700        113,900
    Bruker Daltonics, Inc.*...........      2,000         30,140
    Carter-Wallace, Inc. .............      1,700         32,895
    Cytyc Corp.*sec...................      6,300        145,215
    Dentsply International, Inc. .....        900         39,915
    Edwards Lifesciences Corp.*.......      2,560         67,482
    Forest Laboratories, Inc.*........      1,700        120,700
    Genzyme Biosurgery Corp.*.........         21            174
    Genzyme Corp.*sec.................      3,000        183,000
    Hillenbrand Industries, Inc. .....      1,600         91,376
    Invitrogen Corp.*.................      1,562         86,910
    Laboratory Corp. of America*......      3,000        230,700
    Medtronic, Inc. ..................     11,300        519,913
    MiniMed, Inc.*....................      1,800         86,400

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Quest Diagnostic, Inc.*...........      2,400   $    179,640
    St. Jude Medical, Inc.*...........      1,400         84,000
    STERIS Corp.*.....................      4,000         80,200
    Techne Corp.*.....................      3,400        110,500
    Varian Medical Systems, Inc.*.....      1,500        107,250
                                                    ------------
                                                       4,150,863
                                                    ------------
METALS & MINING -- 0.5%
    Alcoa, Inc. ......................     12,600        496,440
    Allegheny Technologies, Inc. .....      3,800         68,742
    Barrick Gold Corp.sec.............      7,000        106,050
    Brush Wellman, Inc. ..............      1,600         25,600
    Carpenter Technology Corp. .......      3,200         93,728
    Cleveland-Cliffs, Inc. ...........      1,500         27,750
    Companhia Vale do Rio Doce
      [ADR]*..........................      8,000        185,600
    Inco Ltd.*........................      4,400         75,944
    Newmont Mining Corp. .............      8,459        157,422
    Nucor Corp. ......................      6,400        312,896
    Phelps Dodge Corp. ...............      3,400        141,100
    Stillwater Mining Co.*............      2,600         76,050
    USX-U.S. Steel Group, Inc. .......      1,500         30,225
                                                    ------------
                                                       1,797,547
                                                    ------------
OFFICE EQUIPMENT -- 0.1%
    Herman Miller, Inc. ..............      2,500         60,500
    Pitney Bowes, Inc. ...............      3,200        134,784
    Standard Register Co. ............      2,700         49,950
    Wallace Computer Service, Inc. ...      2,900         47,966
                                                    ------------
                                                         293,200
                                                    ------------
OIL & GAS -- 3.6%
    Amerada Hess Corp.sec.............      3,500        282,800
    Anadarko Petroleum Corp. .........      4,106        221,847
    BJ Services Co.*..................      4,400        124,872
    BP PLC [ADR]......................     11,100        553,335
    Brown (Tom), Inc.*................      1,000         24,000
    Cabot Oil & Gas Corp. ............      1,600         39,040
    Chevron Corp.sec..................     12,000      1,086,000
    Conoco, Inc. Cl-B.................      2,570         74,273
    Diamond Offshore Drilling,
      Inc.sec.........................      1,200         39,660
    Energen Corp. ....................      2,400         66,240
    ENI Co. SPA [ADR].................      5,500        339,350
    Ensco International, Inc. ........      3,900         91,260
    Exxon Mobil Corp. ................     42,733      3,732,728
    Global Marine, Inc.*..............      6,700        124,821
    Louis Dreyfus Natural Gas Co.*....      1,200         41,820
    Marine Drilling Co., Inc.*........      1,100         21,021
    Murphy Oil Corp.sec...............      1,600        117,760
    National Fuel Gas Co. ............      1,200         62,388
    Noble Affiliates, Inc. ...........      2,500         88,375
    Occidental Petroleum Corp. .......      9,600        255,264
    Ocean Energy, Inc. ...............      2,200         38,390
    Petroleo Brasileiro SA [ADR]......     11,900        278,341
    Repsol SA [ADR]...................      6,700        111,622
    Royal Dutch Petroleum Co. ........     44,500      2,593,015
    Schlumberger Ltd. ................      5,100        268,515
    Shell Transport & Trading Co.
      [ADR]...........................      6,700        337,278
    Spinnaker Exploration Co.*........        400         15,944
    Stone Energy Corp.*...............      1,400         62,020

                                         SHARES        VALUE
                                         ------        -----
    Texaco, Inc. .....................      9,300   $    619,380
    Tidewater, Inc. ..................      2,700        101,790
    Total Fina SA [ADR]...............      2,007        140,891
    Transocean Sedco Forex, Inc. .....      2,539        104,734
    Unocal Corp.sec...................     12,700        433,705
    USX-Marathon Group, Inc. .........     10,400        306,904
    Valero Energy Corp. ..............      2,500         91,950
    WGL Holdings, Inc. ...............      3,100         84,041
    Williams Companies, Inc. .........      7,000        230,650
                                                    ------------
                                                      13,206,024
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.4%
    Bowater, Inc.sec..................      1,300         58,162
    Georgia-Pacific Timber Group......      3,100        110,825
    Glatfelter, (P.H.) Co. ...........      2,600         37,076
    International Paper Co.sec........      9,300        332,010
    Kimberly-Clark Corp. .............      6,100        340,990
    Mead Corp. .......................      2,300         62,422
    Potlatch Corp. ...................      1,200         41,292
    Wausau-Mosinee Paper Corp. .......      3,700         47,693
    Weyerhaeuser Co.sec...............      4,500        247,365
                                                    ------------
                                                       1,277,835
                                                    ------------
PERSONAL SERVICES -- 0.2%
    Apollo Group, Inc. Cl-A*..........      2,550        108,248
    Bright Horizons Family
      Solutions*......................      1,200         37,680
    Cendant Corp.*....................     10,700        208,650
    Corinthian Colleges, Inc.*........        800         37,656
    DeVry, Inc.*......................      2,100         75,852
    Matthews International Corp.
      Cl-A............................      1,900         83,538
                                                    ------------
                                                         551,624
                                                    ------------
PHARMACEUTICALS -- 3.8%
    Abgenix, Inc.*....................      2,700        121,500
    Advance Paradigm, Inc.+*..........        500         32,025
    Alkermes, Inc.*...................      1,600         56,160
    Allergan, Inc. ...................      1,600        136,800
    American Home Products Corp. .....     24,100      1,408,404
    Bristol-Meyers Squibb Co. ........     14,300        747,890
    Cardinal Health, Inc. ............      4,650        320,850
    Celgene Corp.*....................        500         14,425
    Cephalon, Inc.*sec................        428         30,174
    CORR Therapeutics*................        900         27,450
    Enzon, Inc.*sec...................      1,200         75,000
    Genentech, Inc.*sec...............      6,800        374,680
    Gilead Sciences, Inc.*sec.........      6,200        360,778
    Glaxo Wellcome PLC [ADR]..........     12,100        680,020
    Human Genome Sciences,
      Inc.*sec........................      2,000        120,500
    IDEC Pharmaceuticals Corp.*sec....      1,800        121,842
    Immunex Corp.*....................     10,700        189,925
    Incyte Pharmaceuticals, Inc.*.....      2,000         49,040
    IVAX Corp.*sec....................      7,625        297,375
    King Pharmaceuticals, Inc.*.......      2,825        151,844
    Lilly, (Eli) & Co. ...............     16,400      1,213,600
    MedImmune, Inc.*sec...............      7,000        330,400
    Merck & Co., Inc. ................     17,700      1,131,207
    Millennium Pharmaceuticals,
      Inc.*...........................      3,200        113,856
    Mylan Laboratories, Inc. .........      3,600        101,268
    Neurocrine Biosciences, Inc.*.....      1,200         47,988

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Omnicare, Inc. ...................     10,900   $    220,180
    OSI Pharmaceuticals, Inc.*........      1,000         52,590
    Pfizer, Inc. .....................     94,150      3,770,707
    Pharmacia Corp. ..................     25,325      1,163,684
    Sepracor, Inc.*sec................        400         15,920
    Synavant, Inc.*...................        100            711
    Trimeris, Inc. -- Therapeutics*...      2,000        100,140
    Vertex Pharmaceuticals*sec........        400         19,800
    Waters Corp.*.....................      9,200        254,012
                                                    ------------
                                                      13,852,745
                                                    ------------
PRINTING & PUBLISHING -- 0.3%
    Banta Corp. ......................      2,900         84,970
    Belo, (A.H.) Corp. Cl-A...........      3,400         64,056
    Donnelley, (R.R.) & Sons Co. .....      2,600         77,220
    Dow Jones & Co., Inc.sec..........      1,200         71,652
    Gannett Co., Inc. ................      4,400        289,960
    Knight-Ridder, Inc.sec............      3,300        195,690
    McGraw-Hill Co., Inc. ............      3,500        231,525
    Readers Digest Assoc., Inc. ......      1,700         48,875
    Scholastic Corp.*.................      1,200         54,000
    Tribune Co. ......................      4,200        168,042
                                                    ------------
                                                       1,285,990
                                                    ------------
RAILROADS -- 0.1%
    Burlington Northern Santa Fe
      Corp. ..........................      6,200        187,054
    Union Pacific Corp. ..............      5,500        302,005
                                                    ------------
                                                         489,059
                                                    ------------
REAL ESTATE -- 0.4%
    AMB Property Corp. [REIT].........      2,600         66,976
    Apartment Investment & Management
      Co. Cl-A [REIT].................      2,000         96,400
    Archstone Communities Trust
      [REIT]..........................      1,200         30,936
    Bedford Property Investors, Inc.
      [REIT]..........................      2,200         46,090
    Boston Properties, Inc. [REIT]....      3,200        130,880
    Cabot Industries [REIT]...........      4,400         92,400
    Camden Property Trust.............      2,200         80,740
    Catellus Development Corp.*.......      2,000         34,900
    Cousins Properties, Inc. [REIT]...      1,600         42,960
    Cresent Real Estate Equities Co.
      [REIT]..........................      1,500         36,855
    Duke-Weeks Realty Corp. [REIT]....      3,100         77,035
    Equity Office Properties Trust
      [REIT]sec.......................      4,800        151,824
    Equity Residential Properties
      Trust [REIT]....................      2,500        141,375
    JP Realty, Inc. [REIT]............      2,400         58,800
    Prologis Trust [REIT].............      3,100         70,432
    Rouse Co. [REIT]..................      4,500        128,925
    Simon Property Group, Inc.
      [REIT]..........................      1,100         32,967
    Spieker Properties, Inc. [REIT]...      2,900        173,855
    Trammell Crow Co.*................      3,600         39,780
    Vornado Realty Trust [REIT].......        900         35,136
                                                    ------------
                                                       1,569,266
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
RESTAURANTS -- 0.3%
    Brinker International, Inc.*......      2,700   $     69,795
    California Pizza Kitchen, Inc.*...      1,200         27,900
    CBRL Group, Inc. .................      1,700         28,815
    Darden Restaurants, Inc. .........      4,400        122,760
    McDonald's Corp. .................     16,200        438,372
    Outback Steakhouse, Inc.*.........      7,000        201,600
    P.F. Chang's China Bistro,
      Inc.*...........................        800         30,320
    RARE Hospitality International,
      Inc.*...........................        800         18,080
    Showbiz Pizza Time, Inc.*.........        400         19,740
    Sonic Corp.*......................        600         19,038
    The Cheesecake Factory, Inc.*.....      1,300         36,790
    Tricon Global Restaurants,
      Inc.*...........................      1,480         64,972
    Wendy's International, Inc. ......      1,200         30,648
                                                    ------------
                                                       1,108,830
                                                    ------------
RETAIL & MERCHANDISING -- 2.1%
    BJ's Wholesale Club, Inc.*sec.....      1,500         79,890
    Circuit City Stores, Inc. ........      4,000         72,000
    Costco Wholesale Corp.*sec........      2,300         94,484
    Dollar General Corp. .............      3,800         74,100
    Dollar Tree Stores, Inc.*.........      6,600        183,744
    Dress Barn, Inc.*.................        500         11,375
    Family Dollar Stores, Inc. .......     11,300        289,619
    Federated Department Stores,
      Inc.*sec........................      2,500        106,250
    Gap, Inc. ........................     12,037        349,073
    Hart-Hanks Communications,
      Inc. ...........................      2,000         49,520
    Home Depot, Inc. .................     28,800      1,340,640
    Kohl's Corp.*sec..................      7,500        470,475
    Lowe's Companies, Inc.sec.........      1,900        137,845
    May Department Stores Co. ........      5,850        200,421
    Mens Warehouse, Inc.+*sec.........      3,400         93,840
    Michael's Stores, Inc.*...........        800         32,800
    Pier 1 Imports, Inc. .............      2,400         27,600
    Target Corp. .....................     23,400        809,640
    The Neiman-Marcus Group, Inc.
      Cl-A*...........................      4,300        133,300
    Tiffany & Co. ....................      6,200        224,564
    TJX Companies, Inc. ..............      5,600        178,472
    Tweeter Home Entertainment Group,
      Inc.*...........................      3,000        105,900
    Wal-Mart Stores, Inc. ............     48,800      2,381,440
    Walgreen Co.sec...................      5,400        184,410
    Williams-Sonoma, Inc.*............      2,400         93,168
                                                    ------------
                                                       7,724,570
                                                    ------------
SEMICONDUCTORS -- 1.4%
    Alliance Semiconductor Corp.*.....      2,100         25,242
    Altera Corp.*.....................      9,700        281,300
    Applied Materials, Inc.*sec.......     13,500        662,850
    Applied Micro Circuits Corp.*.....      5,700         98,040
    Atmel Corp.*......................     12,200        164,578
    Cypress Semiconductor
      Corp.*sec.......................      1,900         45,315
    Globespan, Inc.*..................        400          5,840
    Integrated Device Technology,
      Inc.*...........................        900         28,521
    Intel Corp. ......................     59,800      1,749,150
    JDS Uniphase Corp.*sec............     26,780        341,445
    Lam Research Corp.*sec............      2,700         80,055

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Lattice Semiconductor
      Corp.*sec.......................      2,400   $     58,560
    LTX Corp.*........................      2,200         56,232
    Maxim Integrated Products,
      Inc.*sec........................      8,400        371,364
    Micrel, Inc.*.....................      1,600         52,800
    Microchip Technology, Inc.*sec....      1,600         54,800
    Newport Corp.sec..................      1,700         45,050
    Pericom Semiconductor Corp.*......      1,200         18,864
    Pixelworks, Inc.*.................      2,000         71,480
    PMC-Sierra, Inc.*.................      2,200         68,354
    Semtech Corp.*....................        600         18,000
    Texas Instruments, Inc. ..........     14,700        463,050
    TranSwitch Corp.*.................      2,300         24,725
    TriQuint Semiconductor, Inc.*.....      1,400         31,500
    Varian Semiconductor Equipment
      Associates, Inc.*...............      1,900         79,800
    Xilinx, Inc.*.....................      4,000        164,960
                                                    ------------
                                                       5,061,875
                                                    ------------
TELECOMMUNICATIONS -- 4.2%
    Adelphia Communications Corp.
      Cl-A*sec........................      6,400        262,400
    Adtran, Inc.*.....................      1,600         32,800
    Allegiance Telecom, Inc.*.........     19,800        296,802
    American Tower Corp. Cl-A*sec.....      2,200         45,474
    AT&T Canada, Inc. NY Reg. 144A*...        342          9,274
    AT&T Corp.sec.....................     22,500        495,000
    AT&T Corp. Liberty Media Group
      Cl-A*sec........................     53,100        928,719
    AT&T Wireless Group*sec...........      5,300         86,655
    Audiovox Corp. Cl-A*..............      3,100         34,410
    Avaya, Inc.*......................      3,213         44,018
    BellSouth Corp. ..................     24,700        994,669
    BroadWing, Inc.*..................      2,800         68,460
    Ciena Corp.*sec...................     12,400        471,200
    Clear Channel Communications,
      Inc.*...........................      4,800        300,960
    Cox Communications, Inc.
      Cl-A*sec........................      3,473        153,854
    DMC Stratex Networks, Inc.*.......      3,200         32,000
    Ericsson, (L.M.) Telephone Co.
      [ADR]...........................     50,800        275,336
    Finisar Corp.*....................      1,400         26,152
    France Telecom SA [ADR]...........      5,300        255,990
    L-3 Communications Holdings,
      Inc.*...........................        500         38,150
    Leap Wireless International,
      Inc.*...........................        400         12,120
    Millicom International Cellular
      SA*.............................     32,000        803,200
    Nextel Communications, Inc.
      Cl-A*sec........................      9,600        168,000
    Nokia Corp. Cl-A [ADR]sec.........     38,300        844,132
    NTL, Inc.*sec.....................      3,700         44,585
    Pegasus Communications
      Corp.*sec.......................      1,600         36,000
    Plantronics, Inc.*................      1,300         30,095
    Polycom, Inc.*....................      2,200         50,798
    Powerwave Technologies, Inc.*.....        700         10,150
    Proxim, Inc.*.....................      4,800         67,680
    QUALCOMM, Inc.*...................     12,800        748,544
    RF Micro Devices, Inc.*...........      1,000         26,800
    SBC Communications, Inc. .........     46,333      1,856,099
    Sonus Networks, Inc.*.............      8,300        193,888
    Spectrasite Holdings, Inc.*.......      4,000         28,960
    Sprint Corp. (FON Group)..........     21,500        459,240

                                         SHARES        VALUE
                                         ------        -----
    Sprint Corp. (PCS Group)*sec......     15,400   $    371,910
    Telecom Corp. of New Zealand Ltd.
      [ADR]...........................      1,700         30,855
    Telefonica SA [ADR]*..............      9,545        355,456
    Telefonos de Mexico SA Cl-L
      [ADR]sec........................     13,600        477,224
    Telephone & Data Systems, Inc. ...        900         97,875
    Time Warner Telecom, Inc. Cl-A*...      1,200         40,224
    Triton PCS Holdings, Inc.*........      7,700        315,700
    Verizon Communications, Inc. .....     33,984      1,818,144
    Vodafone Airtouch PLC [ADR]sec....     45,700      1,021,395
    Western Wireless Corp. Cl-A*......      6,400        275,200
    Williams Communications Group,
      Inc.*...........................      5,756         16,980
    WorldCom, Inc.*sec................     35,745        534,745
                                                    ------------
                                                      15,588,322
                                                    ------------
TRANSPORTATION -- 0.2%
    Alexander & Baldwin, Inc. ........      2,500         64,375
    C.H. Robinson Worldwide, Inc. ....      2,400         66,936
    CNF Transportation, Inc. .........      5,000        141,250
    EGL, Inc.*........................      1,700         29,682
    Expeditors International of
      Washington, Inc. ...............        800         47,999
    FedEx Corp.*sec...................      3,500        140,700
    Forward Air Corp.*................      1,400         41,930
    United Parcel Service, Inc.
      Cl-B............................      1,100         63,580
                                                    ------------
                                                         596,452
                                                    ------------
UTILITIES -- 1.3%
    American Water Works Co., Inc. ...      3,400        112,098
    Calpine Corp.*sec.................      4,800        181,440
    Centrais Eletricas Brasileiras SA
      [ADR]...........................     20,200        119,350
    DPL, Inc.sec......................      4,400        127,424
    Duke Energy Corp.sec..............     15,600        608,556
    Dynegy, Inc. .....................      3,500        162,750
    Energy East Corp. ................      3,400         71,094
    Entergy Corp. ....................     16,700        641,113
    Exelon Corp. .....................     10,975        703,717
    Idacorp, Inc. ....................      1,800         62,784
    Kansas City Power & Light
      Co.sec..........................      4,000         98,200
    Mirant Corp.*sec..................      4,300        147,920
    Niagara Mohawk Holdings, Inc.*....     43,900        776,590
    Oklahoma Gas & Electric Co.sec....      2,900         65,569
    Orion Power Holdings, Inc.*.......      1,500         35,715
    Potomac Electric Power Co. .......      4,900        102,508
    Reliant Energy, Inc. .............      4,400        141,724
    SCANA Corp. ......................      2,272         64,525
    Sierra Pacific Resources Corp. ...      4,000         63,960
    Teco Energy, Inc.sec..............      2,200         67,100
    TXU Corp.sec......................      4,000        192,760
    UtiliCorp United, Inc.sec.........      3,450        105,950
    Wisconsin Energy Corp.sec.........      5,200        123,604
                                                    ------------
                                                       4,776,451
                                                    ------------
TOTAL COMMON STOCK
  (Cost $153,889,639).................               178,799,336
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
CORPORATE OBLIGATIONS -- 16.4%
AEROSPACE -- 0.2%
    Alliant Techsystems, Inc.
      8.50%, 05/15/11 144A............  $     275   $    279,125
    Anteon Corp.
      12.00%, 05/15/09................        150        146,063
    Boeing Co.
      6.35%, 06/15/03.................        120        123,943
    Dyncorp, Inc.
      9.50%, 03/01/07.................        200        189,500
                                                    ------------
                                                         738,631
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.2%
    Ford Motor Credit Co.
      7.875%, 06/15/10................        550        574,429
                                                    ------------
AUTOMOTIVE PARTS -- 0.1%
    Arvin Industries, Inc.
      7.125%, 03/15/09................         50         44,692
    Lear Corp. Cl-B
      8.11%, 05/15/09.................        300        301,141
    Venture Holdings Trust
      11.00%, 06/01/07................        200        155,000
                                                    ------------
                                                         500,833
                                                    ------------
BEVERAGES -- 0.1%
    Anheuser-Busch Companies, Inc.
      7.00%, 12/01/25.................        150        145,087
    Cott Corp.
      9.375%, 07/01/05................        300        305,625
      8.50%, 05/01/07.................        100        100,000
                                                    ------------
                                                         550,712
                                                    ------------
BROADCASTING -- 0.4%
    Comcast Cable Communications
      6.75%, 01/30/11.................        400        391,621
    Golden Sky Systems
      12.375%, 08/01/06...............        375        354,375
    Paxson Communications
      10.75%, 07/15/08 144A...........        200        202,280
    Sinclair Broadcast Group, Inc.
      8.75%, 12/15/07.................        275        263,313
    Young Broadcasting, Inc.
      10.00%, 03/01/11 144A...........        400        386,000
                                                    ------------
                                                       1,597,589
                                                    ------------
BUILDING MATERIALS -- 0.5%
    American Builders & Contractors
      Supply Co., Inc. Cl-B
      10.625%, 05/15/07...............        300        282,000
    American Standard, Inc.
      7.625%, 02/15/10................        200        198,500
      9.25%, 12/01/16.................         15         15,075
    Associated Materials, Inc.
      9.25%, 03/01/08.................        350        344,750
    Koppers Industry, Inc.
      9.875%, 12/01/07................        275        270,875
    Meritage Corp.
      9.75%, 06/01/11 144A............        225        225,000

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Nortek, Inc. 144A
      9.875%, 06/15/11................  $     150   $    145,125
    Ryland Group
      9.125%, 06/15/11................        150        148,875
    Schuff Steel Co.
      10.50%, 06/01/08................        100         94,500
                                                    ------------
                                                       1,724,700
                                                    ------------
BUSINESS SERVICES -- 0.0%
    Sitel Corp.
      9.25%, 03/15/06.................         50         44,188
                                                    ------------
CABLE TELEVISION -- 0.7%
    Charter Communication Holdings LLC
      11.125%, 01/15/11...............        300        318,000
      10.00%, 05/15/11 144Asec........        325        331,500
    Cox Communications, Inc.
      7.875%, 08/15/09................        750        788,364
    CSC Holdings, Inc.
      7.875%, 02/15/18................        300        277,676
    Frontiervision L.P.
      12.352%, 09/15/07 [STEP]........        125        128,125
    Lin Television Corp.
      8.00%, 01/15/08 144A............        150        145,500
    Rogers Cablesystems of America,
      Inc. Cl-B
      10.00%, 03/15/05................        125        134,063
    TeleWest Communications PLC
      11.00%, 10/01/07................        400        339,000
                                                    ------------
                                                       2,462,228
                                                    ------------
CHEMICALS -- 0.2%
    American Pacific Corp.
      9.25%, 03/01/05.................        225        225,563
    Hercules, Inc. 144A
      11.125%, 11/15/07...............        150        149,250
    Lyondell Chemical Co.
      10.875%, 05/01/09...............        200        197,000
    MacDermid, Inc. 144A
      9.125%, 07/15/11................        250        252,500
                                                    ------------
                                                         824,313
                                                    ------------
CLOTHING & APPAREL -- 0.1%
    Dan River, Inc.
      10.125%, 12/15/03...............        400        182,000
    Delta Mills, Inc.
      9.625%, 09/01/07................         75         57,000
    Dyersburg Corp. Cl-B+,++
      9.75%, 09/01/07.................        175         14,875
                                                    ------------
                                                         253,875
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Argosy Gaming Co.
      10.75%, 06/01/09................        300        324,000
    Holmes Products Corp. Cl-D
      9.875%, 11/15/07................        250         91,250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Playtex Products, Inc.
      9.375%, 06/01/11 144A...........  $     400   $    409,000
                                                    ------------
                                                         824,250
                                                    ------------
CONTAINERS & PACKAGING -- 0.3%
    Applied Extrusion Technologies
      10.75%, 07/01/11 144A...........        150        152,250
    BWAY Corp.
      10.25%, 04/15/07................        150        135,750
    Packaging Corp. of America, Inc.
      9.625%, 04/01/09................        600        639,750
    Riverwood International Corp.
      10.25%, 04/01/06................        250        252,500
                                                    ------------
                                                       1,180,250
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.4%
    Fairchild Semiconductors
      10.50%, 02/01/09................        400        392,000
    Flextronics International
      9.875%, 07/01/10................        350        350,000
    HCC Industries, Inc.
      10.75%, 05/15/07 144A...........        250        176,250
    PG&E National Energy Group
      10.375%, 05/16/11 144A..........        435        434,863
                                                    ------------
                                                       1,353,113
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.8%
    Ameristar Casinos, Inc.
      10.75%, 02/15/09 144A...........        500        524,999
    AOL Time Warner, Inc.
      7.625%, 04/15/31................        310        312,109
    Bally Total Fitness Holdings Corp.
      9.875%, 10/15/07 Cl-C...........        225        224,438
    Eldorado Resorts
      10.50%, 08/15/06................        150        155,250
    Harrahs Operating Co., Inc.
      7.875%, 12/15/05................        150        152,813
    International Game Technology
      8.375%, 05/15/09................        300        309,000
    Isle of Capri Casinos
      8.75%, 04/15/09.................        300        275,625
    Premier Parks, Inc.
      9.75%, 06/15/07.................        250        252,500
      9.402%, 04/01/08 [STEP].........        350        284,375
    Speedway Motorsports, Inc.
      8.50%, 08/15/07.................        300        307,500
                                                    ------------
                                                       2,798,609
                                                    ------------
ENVIRONMENTAL SERVICES -- 0.2%
    U.S.A. Waste Services, Inc.
      4.00%, 02/01/02.................        600        594,750
                                                    ------------
EQUIPMENT SERVICES -- 0.0%
    Coinmach Corp. Cl-D
      11.75%, 11/15/05................        125        128,750
                                                    ------------
FINANCIAL-BANK & TRUST -- 1.4%
    Banesto Delaware
      8.25%, 07/28/02.................         50         51,765

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Bank of America Corp.
      6.85%, 03/01/03.................  $     150   $    154,247
    Bank of Nova Scotia
      6.25%, 09/15/08.................         50         48,923
    BankUnited Capital Trust Corp.
      Cl-B
      10.25%, 12/31/26 144A...........        250        223,125
    Capital One Bank
      8.25%, 06/15/05.................        750        776,294
    Citigroup, Inc.
      6.75%, 12/01/05.................        800        827,670
    Countrywide Home Loan
      5.25%, 05/22/03.................        405        405,740
    First Union Corp.
      7.55%, 08/18/05.................      1,040      1,098,825
    MBNA Corp.
      6.15%, 10/01/03 144A............        450        448,852
    National Australia Bank
      8.60%, 05/19/10.................        600        670,054
    Provident Bank Corp.
      7.125%, 03/15/03................        175        178,603
    Williams Scotsman, Inc.
      9.875%, 06/01/07................        125        119,375
                                                    ------------
                                                       5,003,473
                                                    ------------
FINANCIAL SERVICES -- 1.5%
    AIG Sunamerica Global Financial
      Services II
      7.60%, 06/15/05 144A............        600        639,019
    ASAT Finance LLC Co.
      12.50%, 11/01/06................        195        182,325
    Hartford Financial Services Group
      6.375%, 11/01/08................      1,000        985,221
    Household Finance Corp.
      8.00%, 05/09/05.................        400        427,075
    Intertek Finance PLC Cl-B
      10.25%, 11/01/06................        150        117,750
    Lehman Brothers Holdings, Inc.
      7.875%, 08/15/10................        500        527,673
    Morgan Stanley Dean Witter & Co.
      6.10%, 04/15/06.................        700        700,115
    Orion Power Holdings, Inc.
      12.00%, 05/01/10 144A...........        300        334,500
    USF&G Capital II Cl-B
      8.47%, 01/10/27.................        500        496,632
    Verizon Global Funding Corp.
      7.75%, 12/01/30 144A............        500        515,777
    Wells Fargo & Co.
      6.25%, 04/15/08.................        700        689,237
                                                    ------------
                                                       5,615,324
                                                    ------------
FOOD -- 0.1%
    B&G Foods, Inc.
      9.625%, 08/01/07................         75         63,750
    Delhaize America, Inc.
      8.125%, 04/15/11 144A...........        210        219,418
    Luigino's, Inc.
      10.00%, 02/01/06................        275        237,875
                                                    ------------
                                                         521,043
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
FURNITURE -- 0.0%
    Sealy Mattress Co.
      9.875%, 12/15/07 144A...........  $     150   $    148,875
                                                    ------------
HEALTHCARE SERVICES -- 0.3%
    Lifepoint Hospitals Holdings
      10.75%, 05/15/09................        300        328,500
    Tenet Healthcare Corp.
      8.00%, 01/15/05.................        300        309,375
    Triad Hospitals Cl-B
      11.00%, 05/15/09................        250        270,625
    Triad Hospitals, Inc.
      8.75%, 05/01/09 144A............        200        204,500
                                                    ------------
                                                       1,113,000
                                                    ------------
HOTELS & MOTELS -- 0.2%
    Courtyard by Marriott II Ltd. Cl-B
      10.75%, 02/01/08................        290        301,600
    John Q. Hammons Hotels
      9.75%, 10/01/05.................        400        404,000
                                                    ------------
                                                         705,600
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.4%
    Briggs & Stratton Corp.
      8.875%, 03/15/11 144A...........        400        406,000
    FICO Strips [ZCB]
      13.226%, 04/06/03 144A..........      1,000        918,657
    Hexcel Corp.
      9.75%, 01/15/09sec..............        175        169,313
                                                    ------------
                                                       1,493,970
                                                    ------------
INSURANCE -- 0.1%
    John Hancock
      5.625%, 06/27/06 144A...........        500        491,425
                                                    ------------
MACHINERY & EQUIPMENT -- 0.3%
    Hawk Corp.
      10.25%, 12/01/03................        450        436,500
    Terex Corp. 144A
      10.375%, 04/01/11sec............        200        207,000
    Westinghouse Air Brake Co.
      9.375%, 06/15/05................        400        406,000
                                                    ------------
                                                       1,049,500
                                                    ------------
METALS & MINING -- 0.4%
    AK Steel Corp.
      9.125%, 12/15/06................        150        154,500
    Alcoa, Inc.
      7.375%, 08/01/10................        750        791,957
    Dodge Phelps Corp.
      8.75%, 06/01/11.................        425        421,761
    Freeport-McMoRan Resource
      Partners, Inc. L.P.
      7.00%, 02/15/08.................        150         90,750
                                                    ------------
                                                       1,458,968
                                                    ------------
OFFICE EQUIPMENT -- 0.1%
    Global Imaging Systems, Inc.
      10.75%, 02/15/07................        200        185,000
                                                    ------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
OIL & GAS -- 0.8%
    Comstock Resources, Inc.
      11.25%, 05/01/07................  $     335   $    355,938
    Cross Timbers Oil Co.
      8.75%, 11/01/09.................        400        411,000
    El Paso Energy L.P.
      8.50%, 06/01/11 144A............        250        251,250
    Frontier Oil Corp.
      11.75%, 11/15/09................        200        215,000
    Nuevo Energy Co. Cl-B
      9.50%, 06/01/08.................        600        606,000
    Pride Petroleum Services, Inc.
      9.375%, 05/01/07................        250        263,750
    Sempra Energy Corp.
      6.80%, 07/01/04.................        500        499,300
    Universal Compression, Inc.
      13.564%, 02/15/08 [STEP]........        400        366,000
                                                    ------------
                                                       2,968,238
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.3%
    International Paper Co.
      6.875%, 04/15/29................      1,000        902,224
                                                    ------------
PHARMACEUTICALS -- 0.2%
    Fresenius Medical Capital Trust II
      7.875%, 02/01/08................        300        293,250
    Omnicare, Inc.
      8.125%, 03/15/11 144A...........        150        152,250
    Owens & Minor, Inc.
      10.875%, 06/01/06...............         75         79,500
                                                    ------------
                                                         525,000
                                                    ------------
PRINTING & PUBLISHING -- 0.3%
    Eastman Kodak
      6.375%, 06/15/06................        350        345,698
    Hollinger International Publishing
      Co.
      9.25%, 03/15/07.................        400        404,000
    Quebecor Media, Inc.
      11.125%, 07/15/11 144A..........         75         73,583
    Sun Media Corp.
      9.50%, 05/15/07.................        163        161,370
                                                    ------------
                                                         984,651
                                                    ------------
REAL ESTATE -- 0.2%
    Simon Property Group
      7.375%, 01/20/06................        800        807,779
                                                    ------------
RESTAURANTS -- 0.2%
    AFC Enterprises
      10.25%, 05/15/07................        350        365,750
    Jack in the Box, Inc.
      9.75%, 11/01/03.................        400        408,500
    McDonald's Corp.
      6.625%, 09/01/05................        100        101,868
                                                    ------------
                                                         876,118
                                                    ------------
RETAIL & MERCHANDISING -- 0.8%
    Dayton Hudson Corp.
      5.875%, 11/01/08................      1,500      1,465,379
    Federated Department Stores
      6.625%, 04/01/11................      1,600      1,545,467

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Wal-Mart Stores, Inc.
      7.25%, 06/01/13.................  $      85   $     91,617
                                                    ------------
                                                       3,102,463
                                                    ------------
SEMICONDUCTORS -- 0.1%
    Amkor Technologies
      9.25%, 02/15/08 144A............        500        472,500
                                                    ------------
TELECOMMUNICATIONS -- 2.7%
    Adelphia Communications
      9.375%, 11/15/09................        300        288,000
      10.875%, 10/01/10...............         75         76,313
    Alaska Communications Systems
      9.375%, 05/15/09................        250        211,250
    Allegiance Telecom, Inc. Cl-B
      8.118%, 02/15/08 [STEP].........         75         43,125
    American Cellular Corp.
      9.50%, 10/15/09 144A............        150        141,750
    AT&T Corp.
      6.50%, 03/15/29.................        500        428,173
    British Telecom PLC
      8.125%, 12/15/10................        500        532,011
    Centurytel, Inc.
      8.375%, 10/15/10................        650        679,022
    Dobson Communications Corp.
      10.875%, 07/01/10...............        400        402,000
    Insight Midwest L.P.
      10.50%, 11/01/10 144A...........        600        636,000
    International Wire Group, Inc.
      Cl-B
      11.75%, 06/01/05................        350        354,813
    Koninklijke KPN KV
      7.50%, 10/01/05.................        435        428,602
    L-3 Communications Corp. Cl-B
      10.375%, 05/01/07...............        150        158,438
    Lucent Technologies, Inc.
      6.90%, 07/15/01.................        500        495,723
    Mastec, Inc.
      7.75%, 02/01/08.................        250        211,250
    Metromedia Fiber Network, Inc.
      Cl-B
      10.00%, 11/15/08................        100         38,500
    Millicom International Cellular,
      Inc.
      13.50%, 06/01/06 [STEP].........         75         64,875
    Nextel Communications, Inc.
      10.225%, 10/31/07 [STEP]........        575        384,531
    Nextel Partners, Inc.
      12.752%, 02/01/09 [STEP]........        300        171,750
    NTL Communications Corp.
      11.875%, 10/01/10sec............        500        335,000
    Radio One
      8.875%, 07/01/11 144A...........        400        402,000
    Rogers Wireless, Inc.
      9.625%, 05/01/11 144A...........        150        151,500
    Sprint Capital Corp.
      6.125%, 11/15/08................      1,000        926,446
    Telecorp PCS, Inc.
      11.345%, 04/15/09 [STEP]........        300        189,000
    Time Warner Telecom, Inc.
      10.125%, 02/01/11...............        100         90,500
    Triton PCS, Inc.
      10.853%, 05/01/08 [STEP]........        400        324,500
    Voicestream Wireless Holdings
      10.375%, 11/15/09...............        550        627,000

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Western Wireless
      10.50%, 02/01/07................  $     225   $    232,875
    WorldCom, Inc.
      7.50%, 05/15/11.................        765        746,115
                                                    ------------
                                                       9,771,062
                                                    ------------
TRANSPORTATION -- 0.4%
    Allied Holdings, Inc. Cl-B
      8.625%, 10/01/07................        175        118,563
    Avis Group Holdings, Inc.
      11.00%, 05/01/09................        300        336,375
    Travelcenters of America
      12.75%, 05/01/09................        175        180,906
    Union Pacific Corp.
      6.65%, 01/15/11.................        800        784,580
    Union Tank Car Co.
      7.125%, 02/01/07................        150        153,618
                                                    ------------
                                                       1,574,042
                                                    ------------
UTILITIES -- 1.2%
    Citizens Utilities Co.
      8.45%, 09/01/01.................        335        336,704
    CMS Energy Corp.
      9.875%, 10/15/07................        350        365,264
    DTE Energy Co.
      6.45%, 06/01/06.................        435        437,088
    Entergy Louisiana, Inc.
      6.50%, 03/01/08.................      1,000      1,001,061
    Exelon Generation Co LLC
      6.95%, 06/15/11 144A............        435        432,979
    National Rural Utilities Corp.
      5.70%, 01/15/10.................      1,000        945,414
    PSEG Energy Holdings
      8.50%, 06/15/11 144A............        270        267,462
    PSEG Power
      6.875%, 04/15/06 144A...........        145        146,177
    Public Service Electric & Gas Co.
      7.00%, 09/01/24.................        300        282,515
                                                    ------------
                                                       4,214,664
                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $61,339,546)..................                60,136,139
                                                    ------------
                                         SHARES
                                         ------
FOREIGN STOCK -- 11.8%
ADVERTISING -- 0.0%
    Asatsu-DK, Inc. -- (JPY)..........      3,000         60,858
    Publicis Groupe SA -- (FRF).......      4,378        106,000
                                                    ------------
                                                         166,858
                                                    ------------
AIRLINES -- 0.1%
    Singapore Airlines
      Ltd. -- (SGD)...................     27,000        186,723
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.5%
    DaimlerChrysler AG -- (DEM).......      3,320        152,335
    Fiat SPA -- (ITL).................      2,700         52,800
    Honda Motor Co. Ltd. -- (JPY).....      2,000         87,880
    Isuzu Motors Ltd. -- (JPY)*.......     39,000         85,370
    Mitsubishi Corp. -- (JPY).........     62,000        499,618
    Nissan Motor Co. Ltd. -- (JPY)....     54,000        372,800
    Peugeot Citroen SA -- (FRF)*......        270         73,303

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES
                                         ------
    Renault SA -- (FRF)...............      1,315   $     59,336
    Volkswagen AG -- (DEM)............      6,357        297,066
    Volvo AB Cl-B -- (SEK)............      1,900         28,452
                                                    ------------
                                                       1,708,960
                                                    ------------
AUTOMOTIVE PARTS -- 0.0%
    Bremba SPA -- (ITL)...............      6,800         51,752
    Bridgestone Corp. -- (JPY)........      7,000         73,247
                                                    ------------
                                                         124,999
                                                    ------------
BEVERAGES -- 0.1%
    Allied Domecq PLC -- (GBP)........     28,793        179,494
    Heineken NV -- (NLG)..............      2,503        100,926
    Lion Nathan Ltd. -- (NZD).........     50,000        110,311
    Remy Cointreau SA -- (FRF)........      2,836         81,629
                                                    ------------
                                                         472,360
                                                    ------------
BROADCASTING -- 0.1%
    EM.TV & Merchandising AG --
      (DEM)...........................      1,400          2,667
    Mediaset SPA -- (ITL).............     15,500        130,431
    Publishing & Broadcasting Ltd. --
      (AUD)...........................     29,900        137,948
                                                    ------------
                                                         271,046
                                                    ------------
BUILDING MATERIALS -- 0.2%
    Bouyguesn SA -- (FRF).............      4,350        147,008
    Cemex SA de CV -- (MXP)...........     53,051        281,101
    Lafarge SA -- (FRF)...............        755         64,555
    Malayan Cement BHD -- (MYR).......     30,750          8,092
    Pilkington PLC -- (GBP)...........     78,006        109,708
    RMC Group PLC -- (GBP)............     18,479        178,025
                                                    ------------
                                                         788,489
                                                    ------------
BUSINESS SERVICES -- 0.1%
    Autonomy Corp. PLC -- (GBP)*......      5,724         33,409
    Guardian IT PLC -- (GBP)..........      8,696         75,827
    Prosegur CIA de Seguridad SA --
      (ESP)...........................      8,500        109,736
    Securitas AB Cl-B -- (SEK)........      4,300         75,255
                                                    ------------
                                                         294,227
                                                    ------------
CHEMICALS -- 0.2%
    BASF AG -- (DEM)..................     10,904        430,164
    Imperial Chemical Industries
      PLC -- (GBP)....................     11,600         68,031
    Rhodia SA -- (FRF)................      4,992         54,939
    Sekisui Chemical Co.
      Ltd. -- (JPY)...................     27,000        111,710
    SGL Carbon AG -- (DEM)*...........        900         31,238
    Sumitomo Chemical Co. -- (JPY)....     42,000        189,599
                                                    ------------
                                                         885,681
                                                    ------------
CLOTHING & APPAREL -- 0.1%
    Wacoal Corp -- (JPY)..............     17,000        181,974
    Yue Yuen Industrial Holdings --
      (HKD)...........................     95,000        188,791
                                                    ------------
                                                         370,765
                                                    ------------
COMPUTER HARDWARE -- 0.0%
    Itochu Tecno-Science
      Corp. -- (JPY)..................        300         34,158
                                                    ------------

                                         SHARES
                                         ------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    ASM Lithography Holding NV --
      (NLG)*..........................      2,387   $     53,530
    Cap Gemini SA -- (FRF)............      1,259         91,661
    Eidos -- (GBP)*...................     19,138         66,482
    Enix Corp. -- (JPY)...............      5,000        125,886
    Getronics NV -- (NLG).............      3,776         15,664
    Logica PLC -- (GBP)...............      6,307         76,550
    SAP AG -- (DEM)...................      1,312        180,933
    Thiel Logistik AG -- (DEM)*.......      1,492         24,125
                                                    ------------
                                                         634,831
                                                    ------------
CONGLOMERATES -- 0.5%
    Cycle & Carriage Ltd. -- (SGD)....     15,000         26,345
    Fomento Economico Mexicano SA de
      CV -- (MEX).....................     57,400        243,189
    GKN PLC -- (GBP)..................      7,817         74,978
    Hitachi Ltd. -- (JPY).............     10,000         98,223
    Hutchison Whampoa Ltd. -- (HKD)...     70,400        710,804
    Norsk Hydro AS -- (NOK)...........      4,600        194,879
    Teijin Ltd. -- (JPY)..............     59,000        331,627
                                                    ------------
                                                       1,680,045
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.3%
    Adidas-Salomon AG -- (DEM)........      1,027         62,251
    Dior, (Christian) SA -- (FRF).....      4,754        171,045
    Electrolux AB Cl-B -- (SEK).......      5,300         73,280
    Kao Corp. -- (JPY)................      9,000        223,709
    L'Oreal SA -- (FRF)...............      4,498        290,350
    Orkla ASA Cl-A -- (NOK)...........      2,900         52,498
    Societe BIC SA -- (FRF)...........      1,954         71,130
    Swatch Group AG -- (CHF)..........        332         70,654
                                                    ------------
                                                       1,014,917
                                                    ------------
CONTAINERS & PACKAGING -- 0.0%
    Pechiney SA Cl-A -- (FRF).........      1,487         75,531
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
    Bang & Olufsen Holding AS --
      (DKK)...........................      2,800         64,637
    Disco Corp. -- (JPY)..............      1,000         57,330
    Epcos AG -- (DEM).................      1,579         85,551
    Fukikura Ltd. -- (JPY)............     68,000        414,383
    Iberdrola SA -- (ESP).............     30,000        384,765
    Johnson Electric Holdings Ltd. --
      (HKD)...........................    384,800        527,892
    Kyocera Corp. -- (JPY)............      2,000        176,401
    Matsushita Electric Industrial Co.
      Ltd. -- (JPY)...................     30,000        469,548
    Mitsubishi Electric
      Corp. -- (JPY)..................     82,000        406,333
    Nintendo -- (JPY).................      1,000        182,014
    Omron Corp. -- (JPY)..............      6,000        108,487
    Pace Micro Technology
      PLC -- (GBP)....................      8,627         46,348
    Pioneer Corp. -- (JPY)............     15,000        455,837
    Siemens AG -- (DEM)...............      7,713        473,394
    Sony Corp. -- (JPY)...............      6,000        394,498
    Tokyo Seimitsu Co.
      Ltd. -- (JPY)...................      2,000        102,954
    Yokogawa Electric
      Corp. -- (JPY)..................      7,000         62,302
                                                    ------------
                                                       4,412,674
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.1%
    Eidos PLC-Rights -- (GBP)*........      6,379          7,985
    EMI Group PLC -- (GBP)............     24,711        139,710

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES
                                         ------
    Granada Compass PLC -- (GBP)......     16,597   $     34,838
    IM International
      Media -- (DEM)*.................      1,231         29,180
    Zodiac Ord SA -- (FRF)............        161         39,090
                                                    ------------
                                                         250,803
                                                    ------------
FARMING & AGRICULTURE -- 0.0%
    Syngenta AG -- (CHF)*.............        405         21,294
                                                    ------------
FINANCIAL-BANK & TRUST -- 2.2%
    ABN AMRO Holding NV -- (NLG)......      8,509        159,844
    Allied Irish Banks PLC -- (IEP)...     18,900        213,602
    Australia & New Zealand Banking
      Group Ltd. -- (AUD).............     16,300        140,003
    Banc Nazionale del
      Lavoro -- (ITL).................     19,000         59,514
    Banca Intesa SPA -- (ITL).........    125,985        444,751
    Banca Popolare di
      Milano -- (ITL).................      5,100         20,076
    Bank of Scotland -- (GBP).........     94,250      1,064,411
    Bankgesellschaft Berlin
      AG -- (DEM).....................      8,650         69,567
    Bayerische Hypo-Und Vereinsbank
      AG -- (DEM).....................      3,898        192,715
    BNP Paribas -- (FRF)..............      2,619        227,924
    Commonwealth Bank of Australia --
      (AUD)...........................     17,900        310,601
    Credit Suisse Group -- (CHF)......      3,100        509,667
    Credito Italiano SPA -- (ITL).....     68,800        295,296
    Daiio Trust -- (JPY)..............      4,200         71,226
    DBS Groupo Holdings -- (SGD)......     20,236        148,831
    Den Norske Bank -- (NOK)..........      6,700         29,066
    Deutsche Bank AG -- (DEM).........      6,248        446,422
    Direkt Anlage Bank AG -- (DEM)....      3,274         45,732
    HSBC Holdings PLC -- (GBP)........     84,131        996,869
    KBC Bancassurance Holdings NV --
      (BEF)...........................      3,400        120,890
    Nordic Baltic Holding
      AB -- (DKK).....................     45,734        262,638
    NSK Ltd. -- (JPY).................     24,000        103,724
    Oversea-Chinese Banking Corp.
      Ltd. -- (SGD)...................     26,250        171,451
    Royal Bank of Scotland -- (GBP)...     27,803        612,735
    San Paolo-IMI SPA -- (ITL)........        889         11,394
    Societe Generale SA -- (FRF)......      1,842        109,079
    Sumitomo Bank Ltd. -- (JPY).......     49,000        404,681
    Sumitomo Trust &
      Banking -- (JPY)................     31,000        195,124
    Svenska Handlesbanken Cl-A --
      (SEK)...........................     17,400        248,571
    Yamaguchi Bank Ltd. -- (JPY)......     18,000        113,586
    Yasuda Trust & Banking -- (JPY)...    228,000        173,675
                                                    ------------
                                                       7,973,665
                                                    ------------
FINANCIAL SERVICES -- 0.4%
    Bollore Investment -- (FRF).......        997         45,578
    Fortis Cl-B -- (BEF)..............      4,800        115,811
    GIMV NV -- (NLG)..................      2,400         77,207
    Ifil SPA -- (ITL).................      3,800         21,586
    ING Groep NV -- (NLG)*............      7,472        488,333
    Mizuho Holdings, Inc. -- (JPY)....        127        590,623
                                                    ------------
                                                       1,339,138
                                                    ------------
FOOD -- 0.5%
    Compass Group PLC -- (GBP)........     16,597        132,817
    CSM NV -- (NLG)...................      4,699         98,058
    Danisco AS -- (DKK)...............        700         25,632
    Elior -- (FRF)....................      6,384         71,069

                                         SHARES
                                         ------
    Eridania Beghin-Say SA -- (FRF)...        894   $     73,413
    GBI Group SA -- (BEF).............      3,200        129,356
    Nestle SA -- (SEK)................      2,250        478,204
    Sainsbury (J) PLC -- (GBP)........     66,485        414,462
    Tesco PLC -- (GBP)................     48,886        176,353
    Yakult Honsha Co. -- (JPY)........     23,000        248,044
                                                    ------------
                                                       1,847,408
                                                    ------------
HOTELS & MOTELS -- 0.0%
    Accor SA -- (FRF).................      1,641         69,253
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Cookson Group PLC -- (GBP)........     50,980         92,133
    Glory Ltd. -- (JPY)...............      4,000         63,825
                                                    ------------
                                                         155,958
                                                    ------------
INSURANCE -- 0.6%
    Aegon NV -- (NLG).................      5,888        165,738
    Allianz AG -- (DEM)...............      1,386        406,798
    AMP Ltd. -- (AUD).................     12,000        134,099
    Assurances Generales de France --
      (FRF)...........................      1,769         98,391
    AXA SA -- (FRF)...................      7,116        202,714
    DBV-Winterthur Holding AG --
      (DEM)...........................      3,192        116,197
    Instituto Nazionale delle
      Assicurazioni -- (ITL)..........     52,244        106,147
    Muenchener Rueckversicherung AG --
      (DEM)...........................        722        202,620
    Prudential Corp. PLC -- (GBP).....     21,338        258,386
    Schweizerische Rueckversicherungs-
      Gesellschaft -- (DEM)...........        215        429,676
    Sumitomo Marine & Fire Insurance
      Co. -- (JPY)....................     30,000        167,661
                                                    ------------
                                                       2,288,427
                                                    ------------
MACHINERY & EQUIPMENT -- 0.1%
    Alstom -- (FRF)...................      2,889         80,367
    Credit Lyonnaise SA -- (FRF)......      3,073        110,876
    Deutz AG -- (DEM)*................     23,900         55,438
    Sandvik AB -- (SEK)...............      3,800         76,454
    Saurer AG -- (CHF)................        166         54,307
                                                    ------------
                                                         377,442
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    Fresenius AG -- (DEM).............        766         65,690
    Qiagen NV -- (NLG)*...............        978         21,527
    Radiometer AS -- (DKK)............      2,300         49,433
    Terumo Corp. -- (JPY).............      9,000        165,256
                                                    ------------
                                                         301,906
                                                    ------------
METALS & MINING -- 0.1%
    Rio Tinto Ltd. -- (AUD)...........     20,700        359,082
    Union Miniere SA -- (ATS).........      3,700        146,905
                                                    ------------
                                                         505,987
                                                    ------------
OFFICE EQUIPMENT -- 0.1%
    Canon, Inc. -- (JPY)..............      9,000        363,708
                                                    ------------
OIL & GAS -- 0.4%
    Coflexip SA -- (FRF)..............        476         61,654
    Cosmo Oil Co. Ltd. -- (DEM).......     42,000        104,398
    Ente Nazionale Idrocarburi SPA --
      (ITL)*..........................      3,550         43,406

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES
                                         ------
    Enterprise Oil -- (GBP)...........     15,481   $    128,894
    OMV AG -- (ATS)...................        200         16,762
    Santos Ltd. -- (AUD)..............     32,000        105,525
    Shell Transport & Trading Co.
      PLC -- (GBP)....................     45,600        379,022
    Total Fina SA Cl-B -- (FRF).......      3,530        494,278
    Tullow Oil PLC -- (GBP)*..........        228            308
                                                    ------------
                                                       1,334,247
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.1%
    Jefferson Smurfit Group
      PLC -- (IEP)....................        450            845
    Kimberly-Clark de Mexico SA
      Cl-A -- (MXP)...................     86,100        254,686
    OJI Paper Co. Ltd. -- (DEM).......     29,000        143,470
    Svenska Cellulosa AB
      Cl-B -- (SEK)...................      6,100        129,173
                                                    ------------
                                                         528,174
                                                    ------------
PHARMACEUTICALS -- 1.0%
    AstraZeneca Group PLC -- (GBP)....      7,691        358,357
    Chugai Pharmaceutical Co. Ltd. --
      (JPY)...........................      7,000        106,474
    Glaxosmithkline PLC -- (GBP)......     19,938        560,820
    Hoechst AG -- (DEM)...............      2,801        131,011
    Mochida Pharmaceutical -- (JPY)...      9,000         75,195
    Novartis AG -- (CHF)..............     33,240      1,203,027
    Novo Nordisk AS Cl-B -- (DKK).....        500         22,118
    Novozymes AS -- (DKK).............        100          2,087
    Rhone-Poulenc Cl-A -- (FRF).......      8,845        706,108
    Shire Pharmaceuticals Group PLC --
      (GBP)*..........................     11,057        201,226
    Takeda Chemical
      Industries -- (JPY).............      7,000        325,541
                                                    ------------
                                                       3,691,964
                                                    ------------
PRINTING & PUBLISHING -- 0.3%
    Elsevier NV -- (NLG)..............      6,859         85,357
    EMAP PLC -- (GBP).................     14,969        147,368
    Pearson PLC -- (GBP)..............      8,008        131,997
    Reed International PLC -- (GBP)...     58,624        519,431
    Seat Pagine Gialle SPA -- (ITL)...      1,963          2,019
    Singapore Press Holdings Ltd. --
      (SGD)...........................     11,000        120,750
                                                    ------------
                                                       1,006,922
                                                    ------------
RAILROADS -- 0.0%
    Railtrack Group PLC -- (GBP)......     18,110         85,070
                                                    ------------
REAL ESTATE -- 0.3%
    Capitaland Ltd. -- (SGD)..........     33,000         45,281
    Cheung Kong Holdings Ltd. --
      (HKD)...........................     38,000        414,123
    City Developments Ltd. -- (SGD)...     11,000         42,564
    Corio NV -- (NLG).................      3,778         82,837
    Eiffage -- (FRF)..................        667         46,754
    Goldcrest Co. Ltd. -- (JPY).......      1,500         81,786
    Simco SA -- (FRF).................        802         51,872
    Singapore Land Ltd. -- (SGD)......     25,000         52,965
    Westfield Trust -- (AUD)..........    100,700        171,818
                                                    ------------
                                                         990,000
                                                    ------------
RESTAURANTS -- 0.0%
    Sodexho -- (FRF)..................      1,408         65,737
                                                    ------------

                                         SHARES
                                         ------
RETAIL & MERCHANDISING -- 0.4%
    AVA Allgemeine Handelsgesellschaft
      der Verbraucher AG -- (DEM).....      1,055   $     35,770
    Carrefour Supermarche
      SA -- (FRF).....................      4,196        222,012
    Citizen Watch Co. Ltd. -- (DEM)...     23,000        140,159
    Metro AG -- (DEM).................      1,335         50,292
    Mycal Corp. -- (DEM)..............     35,000         38,167
    Takashimaya Co. Ltd. -- (JPY).....     20,000        139,517
    Walmart de Mexico SA Cl-A --
      (MXP)...........................    101,000        273,419
    Woolworths Ltd. -- (AUD)..........     80,200        448,257
    Yamada Denki Co. Ltd. -- (JPY)....      1,000         81,786
                                                    ------------
                                                       1,429,379
                                                    ------------
SEMICONDUCTORS -- 0.0%
    Advantest Corp. -- (JPY)..........      1,300        111,430
    SEZ Holdings AG Cl-A -- (CHF).....        950         57,084
                                                    ------------
                                                         168,514
                                                    ------------
TELECOMMUNICATIONS -- 0.8%
    Alcatel SA -- (FRF)...............     12,156        254,185
    America Movil-Series
      L -- (MXP)sec...................     13,600        283,696
    Colt Telecom Group
      PLC -- (GBP)*...................      6,115         42,313
    Deutsche Telekom AG -- (DEM)......     20,750        468,316
    Draka Holdings -- (NLG)...........      1,254         63,377
    eircom PLC -- (IEP)...............     19,300         21,159
    Kingston Communication (Hull)
      PLC -- (GBP)....................     50,352         83,916
    KPN NV -- (NLG)...................      6,771         38,405
    KPNQwest NV -- (NLG)..............      1,659         14,578
    NTT Mobile Communications Network,
      Inc. -- (JPY)...................         24        417,590
    Portugal Telecom SA -- (PTE)......      6,800         47,435
    Portugal Telecom SGPS SA Bonus
      Rights -- (PTE)*................      6,800            921
    Singapore Telecommunications
      Ltd. -- (SGD)...................    112,000        116,798
    Sonera Oyj -- (FIM)...............      6,200         48,341
    Swisscom AG -- (CHF)..............        478        113,825
    Tele Danmark AS -- (DKK)..........        700         25,234
    Telecom Corp. of New Zealand
      Ltd. -- (NZD)...................     22,000         49,775
    Telecom Italia Mobile
      SPA -- (ITL)....................     63,500        323,618
    Telecom Italia SPA -- (ITL).......     35,066        314,669
    Telekom Malaysia BHD -- (MYR).....        100            232
    Teleplan International
      NV -- (NLG)*....................        656         15,494
    Telstra Corp. Ltd. -- (AUD).......     45,000        123,014
    Thomson Multimedia -- (FRF)*......      1,563         50,281
    United Pan-Europe Communications
      NV -- (NLG)*....................      7,590         19,276
    Vodafone AirTouch PLC -- (GBP)....      9,146         20,259
                                                    ------------
                                                       2,956,707
                                                    ------------
TRANSPORTATION -- 0.1%
    Bergesen d.y. ASA Cl-A -- (NOK)...      6,900        125,649
    Nippon Yusen Kabushiki -- (JPY)...     36,000        142,597
    Nippon Yusen Kabushiki Kaish --
      (JPY)...........................      4,000         56,705
    TNT Post Group NV -- (NLG)........      3,057         63,793
                                                    ------------
                                                         388,744
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES
                                         ------
UTILITIES -- 0.6%
    ABB Ltd. -- (CHF).................     13,192   $    199,640
    Hong Kong Electric Holdings
      Ltd. -- (HKD)...................     30,000        115,390
    Kanai Electric Power -- (JPY).....     11,000        186,544
    MVV Energie AG -- (DEM)...........      2,650         36,725
    PowerGen PLC -- (GBP).............     22,600        228,533
    Scottish & Southern
      Energy -- (GBP).................     26,690        251,499
    Suez Lyonnaise des
      Eaux -- (FRF)...................     20,605        662,854
    Tokyo Electric Power
      Co. -- (JPY)....................      8,000        207,191
    Veba AG -- (DEM)..................      7,261        377,422
                                                    ------------
                                                       2,265,798
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $47,637,020)..................                43,528,509
                                                    ------------
                                           PAR
                                          (000)
                                          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.4%
    Federal Farm Credit Bank
      5.86%, 03/03/06.................  $   2,416      2,451,793
                                                    ------------
    Federal Home Loan Mortgage Corp.
      6.502%, 11/25/30................      1,425      1,417,025
      7.00%, 03/15/10-11/01/30........      3,521      3,597,399
                                                    ------------
                                                       5,014,424
                                                    ------------
    Federal National Mortgage Assoc.
      5.50%, 02/15/06.................      2,000      1,999,518
      5.75%, 04/15/03.................      2,050      2,095,018
      6.00%, 10/01/13-06/01/16........      3,472      3,422,193
      7.00%, 08/01/15-12/01/15........      4,022      4,098,641
      7.125%, 02/15/05-01/15/30.......        760        813,442
                                                    ------------
                                                      12,428,812
                                                    ------------
    Government National Mortgage
      Assoc.
      6.00%, 02/15/26-05/15/26........        524        507,832
      6.50%, 01/15/28-05/29/29........      9,217      9,130,239
      7.00%, 01/15/26-04/15/28........      3,865      3,904,282
      8.00%, 05/15/16-07/15/23........        196        203,811
      8.50%, 06/15/16-10/15/26........        637        666,163
      9.50%, 10/15/09-01/15/20........         15         16,069
      10.00%, 11/15/09................          2          2,088
      10.50%, 08/15/15................          4          3,884
      11.50%, 06/15/10-09/15/15.......         41         45,504
      12.00%, 09/15/13-01/15/14.......          1            772
                                                    ------------
                                                      14,480,644
                                                    ------------
    Tennessee Valley Authority
      6.875%, 12/15/43................         40         39,354
      7.25%, 07/15/43.................         20         20,367
                                                    ------------
                                                          59,721
                                                    ------------
    (Cost $34,298,458)................                34,435,394
                                                    ------------
U.S. TREASURY OBLIGATIONS -- 7.0%
    U.S. Treasury Bonds
      7.50%, 11/15/16.................        850        989,932
      7.125%, 02/15/23................        240        275,204
      6.25%, 08/15/23-05/15/30........      1,850      1,942,779

                                           PAR
                                          (000)        VALUE
                                          -----        -----
      7.625%, 02/15/25................  $     300   $    365,247
      6.875%, 08/15/25................        300        337,000
      6.00%, 02/15/26S................      2,400      2,428,006
      6.75%, 08/15/26S................      7,525      8,350,988
      6.625%, 02/15/27................        850        931,392
                                                    ------------
                                                      15,620,548
                                                    ------------
    U.S. Treasury Notes
      4.25%, 11/15/03.................      1,825      1,817,048
      6.50%, 08/15/05-02/15/10........      1,485      1,579,502
      5.75%, 11/15/05-08/15/10sec.....      4,240      4,367,730
      6.25%, 02/15/07S................      2,300      2,425,953
                                                    ------------
                                                      10,190,233
                                                    ------------
    (Cost $25,928,800)................                25,810,781
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.4%
    Advanta Home Equity Loan Trust
      1993-1 Cl-A2
      5.95%, 05/25/09.................        725        723,282
    American Express Master Trust
      Series 1994-2 Cl-A
      7.60%, 08/15/02.................        500        503,779
    BankBoston Home Equity Loan Trust
      Series 1998-1 Cl-A6
      6.35%, 02/25/13.................        500        502,999
    Citibank Credit Card Issuance
      Trust Series 2000-A1 Cl-A1
      6.90%, 10/17/07.................      1,200      1,251,188
    Citibank Credit Card Issuance
      Trust Series 2000-C1 Cl-C1
      7.45%, 09/15/07.................        600        619,293
    COMM 2000-C1 Cl-A2
      7.416%, 04/15/10................      1,400      1,466,304
    CoreStates Home Equity Trust Corp.
      Series 1994-1 Cl-A
      6.65%, 05/15/09.................         20         20,300
    Federal Home Loan Mortgage Corp.
      Series 2296 Cl-PG
      6.35%, 07/15/26.................      1,200      1,202,112
    Federal National Mortgage Assoc.
      Series 2001-32 Cl-A
      6.50%, 07/25/16.................        976        981,795
    Harley-Davidson Eaglemark
      Motorcycle Trust Series 2000-1
      Cl-A2
      7.14%, 03/15/06.................      2,810      2,915,234
    JP Morgan Chase Commercial
      Mortgage Finance Corp. Series
      2000-C10 Cl-A2
      7.371%, 08/15/32................        700        729,628
    JP Morgan Chase Commercial
      Mortgage Finance Corp. Series
      2001-CIBC Cl-A3
      6.26%, 04/15/33.................      1,425      1,380,431
    MBNA Master Credit Card Trust
      Series 1998-F Cl-C
      6.45%, 02/15/08 144A............        600        595,688
    MBNA Master Credit Card Trust
      Series 2001-A1 Cl-A1
      5.75%, 10/15/08.................      1,000        998,115

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Mellon Residential Funding Corp.
      Series 2001-Heil Cl-A3
      5.945%, 02/25/11................  $   1,000   $    999,063
    Toyota Auto Receivables Owner
      Trust Series 2000-B
      6.80%, 04/15/07.................      1,400      1,454,612
                                                    ------------
    (Cost $16,267,502)................                16,343,823
                                                    ------------
                                         SHARES
                                         ------
PREFERRED STOCK -- 0.1%
TELECOMMUNICATIONS
    Telecomunicacoes Brasileiras SA
      1.55% [ADR]
    (Cost $299,825)...................      5,100        238,425
                                                    ------------
                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------   ------------
FOREIGN BONDS -- 0.0%
OIL & GAS
    BG Transco Holdings PLC -- (GBP)
      7.057%, 12/14/09................  $       5   $      7,009
      4.188%, 12/14/22................          5          7,325
      7.00%, 12/16/24.................          5          7,046
                                                    ------------
    (Cost $26,501)....................                    21,380
                                                    ------------
                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 1.7%
    Temporary Investment Cash Fund
      (Cost $6,388,341)...............  6,388,341      6,388,341
                                                    ------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $346,075,632).................               365,702,128
OTHER ASSETS LESS
  LIABILITIES -- 0.6%.................                 2,102,788
                                                    ------------
NET ASSETS -- 100.0%..................              $367,804,916
                                                    ============

--------------------------------------------------------------------------------
Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

*  Non-income producing security.

+  Illiquid security.

++ Defaulted security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

sec.  All or a portion of the security was on loan.

See Notes to Financial Statements.

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 59.1%
    Federal Home Loan Bank
      4.02%, 10/12/01..............  $     8,000   $    7,917,944
                                                   --------------
    Federal Home Loan Mortgage Corp.
      3.54%, 11/16/01..............       10,000        9,862,240
      4.09%, 10/11/01..............       86,500       85,621,506
      5.625%, 03/15/11.............       95,000       91,375,845
      7.00%, 04/25/19 [IO].........           16              740
      8.25%, 08/01/17..............          162          168,469
      8.30%, 02/01/24 [VR].........          304          312,891
                                                   --------------
                                                      187,341,691
                                                   --------------
    Federal National Mortgage
      Assoc.
      4.02%, 10/04/01..............        5,900        5,844,233
      6.00%, 08/01/13-01/01/29.....       21,255       20,547,397
      6.00%, 07/16/31 [TBA]........        4,000        3,838,760
      6.20%, 08/23/31 [TBA]........       62,100       62,258,130
      6.25%, 05/25/08 [IO].........          236           30,301
      6.50%, 05/18/23..............        5,055        5,084,150
      6.676%, 01/01/28 [VR]........          529          535,233
      6.90%, 05/25/23..............          262          253,007
      8.354%, 01/01/24 [VR]........           72           74,462
      9.40%, 07/25/03..............           32           31,909
                                                   --------------
                                                       98,497,582
                                                   --------------
    Government National Mortgage Assoc.
      6.00%, 07/15/29..............        7,305        7,062,938
      6.00%, 04/20/30-06/20/30
        [VR].......................       42,122       42,576,760
      6.00%, 07/24/31 [TBA]........        9,000        8,710,290
      6.375%, 03/20/17-01/20/26
        [VR].......................       13,883       14,072,462
      6.375%, 02/20/27.............        2,119        2,160,449
      6.50%, 09/15/23-09/20/28.....       24,202       23,300,017
      6.50%, 07/20/30 [VR].........       13,786       13,978,194
      6.50%, 07/24/31 [TBA]........      155,100      153,250,551
      7.00%, 10/20/29-11/20/29
        [VR].......................       38,049       38,542,726
      7.00%, 07/24/31..............      154,000      155,347,501
      7.00%, 07/24/31 [TBA]........       15,000       15,093,750
      7.375%, 06/20/22-04/20/23
        [VR].......................        1,822        1,858,940
      7.50%, 12/20/23-03/15/31.....       23,396       23,987,618
      7.625%, 10/20/23-12/20/25
        [VR].......................        4,336        4,451,784
      7.625%, 11/20/26-12/20/26....        7,771        7,985,514
      7.75%, 08/20/23-09/20/24
        [VR].......................        5,904        6,076,820
                                                   --------------
                                                      518,456,314
                                                   --------------
    Student Loan Marketing Assoc.
      4.026%, 04/25/04 [VR]........          370          370,045
                                                   --------------
    (Cost $814,639,726)............                   812,583,576
                                                   --------------
CORPORATE OBLIGATIONS -- 34.3%
AIRLINES -- 1.7%
    American Airlines, Inc.
      10.19%, 05/26/15.............          250          284,485
    Continental Airlines, Inc.
      6.954%, 02/02/11.............       13,136       13,240,926
    United Air Lines, Inc.
      10.36%, 11/13/12.............        6,925        7,474,568

                                         PAR
                                        (000)          VALUE
                                        -----          -----
      10.36%, 11/27/12.............  $       500   $      539,535
      10.02%, 03/22/14.............        2,000        2,081,020
                                                   --------------
                                                       23,620,534
                                                   --------------
AUTOMOBILE MANUFACTURERS -- 0.7%
    DaimlerChrysler Corp.
      4.648%, 09/17/01 [VR]........        9,200        9,228,483
                                                   --------------
BUSINESS SERVICES -- 0.1%
    Trinom Ltd.
      7.91%, 06/18/04 [FRN] 144A...        1,400        1,400,000
                                                   --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.1%
    Sierra Pacific Resources Co.
      6.249%, 04/20/03 [VR] 144A...       15,000       14,469,420
                                                   --------------
FINANCIAL-BANK & TRUST -- 4.3%
    Allied Irish Bank
      4.64%, 10/31/06 [VR].........        8,000        8,010,696
    Bank One NA
      4.499%, 05/10/04 [VR]........        4,300        4,309,021
    Household Bank
      4.571%, 10/22/03 [VR]........       11,750       11,707,700
    Interamerican Development Bank
      5.375%, 01/18/06.............        5,900        5,871,137
    LG&E Capital Corp.
      6.205%, 05/01/04 144A........        5,000        4,997,705
    Washington Mutual Bank
      4.403%, 05/17/04 [VR]........        6,000        6,004,038
    Washington Mutual Global Bond
      4.419%, 05/14/04 [VR]........        3,900        3,902,422
    Westdeutsche Landesbank
      6.05%, 01/15/09..............       15,600       15,094,717
                                                   --------------
                                                       59,897,436
                                                   --------------
FINANCIAL SERVICES -- 17.2%
    Chrysler Financial Corp.
      4.001%, 01/30/02 [VR]........       10,000        9,949,690
    CIT Group, Inc.
      5.26%, 04/07/03..............       12,900       12,941,345
    Emc Mlt 2001-A
      4.577%, 07/30/31 144A [VR]...       45,000       45,000,000
    Ford Motor Credit Corp.
      4.077%, 06/20/03 [VR]........       16,900       16,840,833
      4.528%, 04/28/05 [VR]........       19,970       19,609,022
    General Motors Acceptance Corp.
      4.60%, 03/22/04..............       18,400       18,399,650
      5.096%, 04/05/04 [VR]........       10,000        9,854,370
      5.114%, 05/04/04 [VR]........       26,500       26,564,660
      6.85%, 06/17/04..............        2,000        2,059,072
      4.76%, 07/21/04..............          600          594,682
    Goldman Sachs Group, Inc.
      5.971%, 01/17/03 [VR]........        4,400        4,408,941
    Household Finance Corp.
      4.406%, 05/28/04 [VR]........        5,300        5,304,722
    Merrill Lynch & Co., Inc.
      4.403%, 05/21/04 [VR]........        3,300        3,301,980
    Morgan Stanley Dean Witter &
      Co.
      4.37%, 05/14/04..............        5,500        5,504,582

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Salomon Smith Barney Holdings
      4.305%, 02/11/03 [VR]........  $     6,000   $    6,006,702
    Sr Wind Ltd. A-2
      9.575%, 05/18/05 [VR] 144A...        6,000        6,000,000
    St. George Holdings
      5.639%, 08/15/01 [VR] 144A...       30,000       30,000,000
    Textron Financial Corp.
      5.06%, 09/17/02..............       10,000       10,017,650
    The Timber Corp.
      5.10%, 11/30/01 144A.........        5,000        4,981,000
                                                   --------------
                                                      237,338,901
                                                   --------------
HEALTHCARE SERVICES -- 0.2%
    Tenet Healthcare Corp.
      8.00%, 01/15/05..............        2,000        2,062,500
                                                   --------------
OIL & GAS -- 1.0%
    Kerr Mcgee Corp.
      4.50%, 06/28/04 [FRN] 144A...        2,600        2,600,000
    Phillips Petroleum Co.
      8.50%, 05/25/05..............       10,000       10,860,800
                                                   --------------
                                                       13,460,800
                                                   --------------
PAPER & FOREST PRODUCTS -- 1.7%
    International Paper Co.
      4.989%, 06/20/04 [VR] 144A...       23,500       23,500,000
                                                   --------------
RAILROADS -- 0.4%
    Union Pacific Co.
      7.875%, 02/15/02.............        5,000        5,091,895
                                                   --------------
TELECOMMUNICATIONS -- 2.0%
    British Telecom PLC
      4.854%, 10/09/01 [VR],
        ++++.......................        3,700        3,687,997
      5.185%, 12/15/03 [VR]........        2,900        2,935,818
      8.125%, 12/15/10.............        2,500        2,660,055
    France Telecom
      7.75%, 03/01/11 144A.........        6,000        6,126,018
    US West Communications
      7.20%, 11/10/26..............       13,250       12,018,876
                                                   --------------
                                                       27,428,764
                                                   --------------
TRANSPORTATION -- 1.1%
    CSX Corp.
      4.339%, 06/24/02 [VR]........       15,000       15,004,080
                                                   --------------
UTILITIES -- 2.8%
    Louisiana Power & Light Corp.
      7.74%, 07/01/02..............        1,890        1,894,971
    Pacific Gas & Electric Co.
      7.575%, 10/31/01 [VR] 144A...        1,100          808,500
    Petroleos Mexicanos Co.
      7.43%, 07/15/05 [VR] 144A....       10,000       10,037,500
    Texas Utilities Co.
      4.31%, 06/15/03 [VR] 144A....       26,000       26,000,000
                                                   --------------
                                                       38,740,971
                                                   --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $470,657,190)..............                   471,243,784
                                                   --------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
COLLATERALIZED MORTGAGE OBLIGATIONS -- 26.6%
    Bayview Financial Acquisition
      Trust Series 2001-AA Cl-A
      4.597%, 04/25/31 144A [VR]...  $     3,023   $    3,026,241
    Bear Stearns Mortgage Trust
      Series 2000-1 Cl-A2
      7.491%, 12/25/30 [VR]........        8,443        8,647,787
    Bear Stearns Asset Backed
      Securities, Inc. Series
      2001-A Cl-AIII
      4.443%, 02/15/31.............        3,365        3,370,483
    Chase Series 1999-S8 Cl-A1
      6.35%, 06/25/29..............        5,423        5,514,745
    Citicorp Mortgage Securities,
      Inc. Series 1992-17 Cl-A
      7.873%, 08/25/22 [VR]........          197          202,589
    CMC Securities Corp. III Series
      1998-1 Cl-A19
      6.75%, 05/25/28..............       36,592       36,078,592
    Conseco Finance Home
      Improvement Series 1999-G
      Cl-M1
      8.88%, 06/15/24..............        9,250        9,756,019
    Conseco Private Label Series
      2001-A Cl-A
      4.415%, 11/17/08.............       29,100       29,273,081
    Contimortgage Home Equity Loan
      Trust Series 1997-3 Cl-A8
      7.58%, 08/15/28..............       14,900       15,298,000
    Contimortgage Home Equity Loan
      Trust Series 1997-5 Cl-A8
      4.423%, 03/15/24 [VR]........        1,759        1,761,902
    Countrywide Home Loans, Series
      1994-E Cl-A1
      8.418%, 03/25/24 [VR]........           78           78,078
    Credit Suisse First Boston,
      Inc. Series 1998-1 Cl-A5
      6.75%, 09/25/28..............        3,500        3,471,528
    Federal Home Loan Mortgage
      Corp. Series 2145 Cl-MZ
      6.50%, 04/15/29..............       11,565       10,414,998
    Federal Home Loan Mortgage
      Corp. Series 2064 Cl-ZA
      6.50%, 05/15/28..............        9,462        8,711,705
    General Electric Capital
      Mortgage Corp. Series 1999-1
      Cl-1A3
      6.625%, 04/25/29.............       18,721       18,268,539
    G-Wing Ltd. Series 2001-WH1A
      Cl-B
      6.776%, 05/06/04 144A [VR]...       18,100       18,100,000
    Green Tree Financial Corp.
      Series 1999 Cl-A5
      7.86%, 04/01/31..............       10,400       10,453,605
    Green Tree Recreational
      Equipment Series 1999-A Cl-A4
      6.43%, 04/17/06 [VR].........          844          851,328

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Mellon Bank Home Equity
      Installment Loan Series
      1999-1 Cl-A1
      5.90%, 10/25/10..............  $     8,293   $    8,327,181
    Merrill Lynch Mortgage
      Investors, Inc. Series
      1998-C3 C1-A1
      5.65%, 12/15/30..............        7,027        7,003,080
    Nationslink Funding Corp.
      Series 1999-SL Cl-A4
      6.654%, 02/10/06.............          500          510,793
    National Premier Financial
      Services, Inc. Series 2001-2A
      Cl-A
      4.363%, 06/01/04 [FRB]
        144A.......................       13,800       13,800,000
    PHH Mortgage Services Corp.
      Series 1997-6 Cl-A4
      7.178%, 11/18/27 144A........       15,517       15,322,833
    PNC Mortgage Securities Corp.
      Series 1997-3 Cl-2A4
      7.50%, 05/25/27..............       14,241       14,543,374
    PNC Mortgage Securities Corp.
      Series 1998-1 Cl-5A4
      6.982%, 02/25/28 [VR]........       18,291       17,844,772
    Providian Gateway Master Trust
      Series 2000-C Cl-A
      4.20%, 03/15/07 [VR] 144A....       13,800       13,853,213
    Prudential-Bache Trust Series
      14 Cl-G
      8.40%, 03/20/21..............        1,109        1,158,608
    Residential Funding Mortgage
      Securities I Series 1997-S15
      Cl-A1
      7.00%, 10/25/27..............        2,311        2,310,110
    Residential Funding Mortgage
      Securities Series 1998-S30
      Cl-A6
      6.50%, 12/25/28..............       31,954       30,900,024
    Residential Funding Mortgage
      Securities Series 1999-16
      Cl-A4
      6.75%, 07/30/29..............       10,000        9,892,241
    Rothschild, (L.F.) Mortgage
      Trust Series 2 Cl-2
      9.95%, 08/01/17..............          743          804,285
    Salomon Brothers Mortgage
      1999-3-A
      4.469%, 05/25/29 [VR]........        5,059        5,077,514
    Salomon Brothers Mortgage
      Securities VII Series
      2000-BOA1 Cl-A
      7.599%, 11/28/30 [VR]........        2,659        2,684,829
    Small Business Investment
      Companies Series 2000-P10B
      Cl-1
      7.449%, 08/01/10.............        3,593        3,642,840
    Structured Asset Mortgage
      Investments, Inc. Series
      1992-2 Cl-1A3
      6.30%, 05/25/29..............       28,519       28,557,643

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Wells Fargo Mortgage Backed
      Securities Series 2001-2
      Cl-A1
      7.00%, 02/25/16..............  $     5,944   $    6,069,723
                                                   --------------
    (Cost $364,172,781)............                   365,582,283
                                                   --------------
U.S. TREASURY OBLIGATIONS -- 8.1%
    U.S. Treasury Bills
      3.497%, 10/18/01#............          800          791,552
                                                   --------------
    U.S. Treasury Inflationary
      Bonds
      3.625%, 07/15/02-04/15/28#...       41,000       46,029,748
      3.375%, 01/15/07.............       20,300       22,943,146
      3.875%, 01/15/09-04/15/29....       36,700       41,841,288
                                                   --------------
                                                      110,814,182
                                                   --------------
    (Cost $106,403,138)............                   111,605,734
                                                   --------------
MUNICIPAL BONDS -- 1.1%
CALIFORNIA -- 0.2%
    San Francisco City & County
      Certificates of Participation
      (AMBAC Insured), Callable on
      10/01/08@102
      5.25%, 10/01/33..............        3,000        2,976,690
                                                   --------------
COLORADO -- 0.2%
    Denver City County Series A
      (AMBAC Insured), Callable on
      12/01/10@101
      5.50%, 12/01/25..............        3,000        3,081,180
                                                   --------------
DELAWARE -- 0.4%
    Delaware River & Bay Authority
      Revenue Bonds Series A (AMBAC
      Insured), Callable on
      01/01/10@101
      5.75%, 01/01/29..............        5,000        5,240,150
                                                   --------------
NEW YORK -- 0.3%
    New York City Transitional
      Authority, Callable on
      05/01/10@101
      5.50%, 11/01/29..............        3,520        3,594,589
                                                   --------------
TOTAL MUNICIPAL BONDS
  (Cost $14,435,603)...............                    14,892,609
                                                   --------------
SOVEREIGN ISSUES -- 1.0%
BRAZIL -- 0.3%
    Republic of Brazil
      7.625%, 04/15/06 [BRB, FRN]..        5,144        4,577,460
                                                   --------------
EGYPT -- 0.7%
    Egypt (Arab Republic of)
      8.75%, 07/11/01 144A.........        9,000        8,989,290
                                                   --------------
TOTAL SOVEREIGN ISSUES
  (Cost $13,723,018)...............                    13,566,750
                                                   --------------

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
BANK LOAN OBLIGATIONS -- 0.7%
    Protective Life Fund Bank Loan
      5.159%, 01/17/03 [FRN] 144A
    (Cost $10,000,000).............  $    10,000   $   10,017,360
                                                   --------------
                                      PRINCIPAL
                                      IN LOCAL
                                      CURRENCY
                                        (000)
                                      ---------
FOREIGN BONDS -- 0.2%
AUSTRIA
    Republic of Austria
      5.50%, 01/15/10
    (Cost $2,066,814)..............        2,400        2,056,348
                                                   --------------
                                       NUMBER
                                         OF
                                      CONTRACTS
                                      ---------
OPTIONS -- 0.0%
PUT OPTIONS
    Eurodollar Futures, Strike
      Price 92.5, Expires
      12/17/01*....................          500            6,250
    Eurodollar Futures, Strike
      Price 93, Expires
      09/14/01*....................          300           35,625
    Eurodollar Futures, Strike
      Price 93.25, Expires
      09/14/01*....................          328            4,100
    Eurodollar Futures, Strike
      Price 93.5, Expires
      12/17/01*....................        1,294           32,350
    Eurodollar Futures, Strike
      Price 93.75, Expires
      12/17/01*....................           52              650
    Eurodollar Futures, Strike
      Price 95.25, Expires
      09/17/01*....................          300            1,875
    Government National Mortgage
      Assoc., Strike Price 89,
      Expires 08/14/01*............          100            1,700
                                                   --------------
    (Cost $83,790).................                        82,550
                                                   --------------
                                         PAR
                                        (000)
                                        -----
COMMERCIAL PAPER -- 3.6%
    Abbey National Corp.
      4.10%, 10/31/01..............  $    32,500       32,098,011
    Gillette Corp.
      4.85%, 08/21/01++++..........          700          696,519
    NRU Corp.
      3.87%, 07/30/01..............        5,000        4,984,413
    Swedebank Co.
      3.93%, 08/08/01..............          300          298,828

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    UBS Finance Co.
      4.17%, 08/02/01..............  $       700   $      697,691
      4.90%, 08/08/01..............          600          597,675
      4.75%, 09/05/01..............        1,900        1,887,307
      4.74%, 09/06/01..............        2,500        2,483,042
      3.87%, 10/02/01..............        5,500        5,448,135
                                                   --------------
    (Cost $49,127,521).............                    49,191,621
                                                   --------------
                                       SHARES
                                       ------
SHORT-TERM INVESTMENTS -- 4.7%
    Temporary Investment Cash
      Fund.........................   32,064,066       32,064,066
    Temporary Investment Fund......   32,064,065       32,064,065
                                                   --------------
    (Cost $64,128,131).............                    64,128,131
                                                   --------------
TOTAL INVESTMENTS -- 139.4%
  (Cost $1,909,437,712)............                 1,914,950,746
                                                   --------------
                                       NUMBER
                                         OF
                                      CONTRACTS
                                      ---------
WRITTEN OPTIONS -- (0.1)%
CALL OPTIONS
    10 Year U.S. Treasury Note
      Futures, Strike Price 106,
      Expires 08/25/01*............          550         (120,312)
    10 Year U.S. Treasury Note
      Futures, Strike Price 109,
      Expires 08/25/01*............          124           (3,875)
                                                   --------------
                                                         (124,187)
                                                   --------------
PUT OPTIONS
    10 Year U.S. Treasury Note
      Futures, Strike Price 102,
      Expires 08/25/01*............          550         (352,344)
    Eurodollar Futures, Strike
      Price 95, Expires
      12/17/01*....................          133           (6,650)
    Eurodollar Futures, Strike
      Price 95.25, Expires
      12/17/01*....................        1,148         (129,150)
    Eurodollar Futures, Strike
      Price 95.5, Expires
      12/17/01*....................          576         (136,800)
                                                   --------------
                                                         (624,944)
                                                   --------------
TOTAL WRITTEN OPTIONS
  (Cost $(1,281,833))..............                      (749,131)
                                                   --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (39.3%)..........                  (540,081,212)
                                                   --------------
NET ASSETS -- 100.0%...............                $1,374,120,403
                                                   ==============

Foreign currency exchange contracts outstanding at June 30, 2001:

                                          IN
SETTLEMENT               CONTRACTS     EXCHANGE      CONTRACTS      UNREALIZED
  MONTH      TYPE        TO DELIVER       FOR        AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
07/01        Buy    EUR  13,939,000   $11,812,007   $11,797,715     $ (14,292)
                                      ===========   ===========     =========

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                              IN
SETTLEMENT                 CONTRACTS       EXCHANGE      CONTRACTS      UNREALIZED
  MONTH      TYPE          TO DELIVER         FOR        AT VALUE      APPRECIATION
------------------------------------------------------------------------------------
07/01        Sell   EUR       4,615,000   $ 3,919,774   $ 3,906,052      $ 13,722
07/01        Sell   JPY   3,932,133,240    32,427,642    31,615,904       811,738
                                          -----------   -----------      --------
                                          $36,347,416   $35,521,956      $825,460
                                          ===========   ===========      ========

# Securities with an aggregate market value of $8,781,257 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                                             NOTIONAL     UNREALIZED
                          EXPIRATION          AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH             (000)     (DEPRECIATION)
----------------------------------------------------------------------
Short U.S. Treasury 5
  Year Note.............    09/01            $(54,900)   $  (317,391)
U.S. Treasury 30 Year
  Bond..................    09/01              69,700         68,188
Euro-Bobl...............    09/01      EUR    147,500        288,263
Euro Dollar.............    03/02      EUR      6,000        136,349
Euro Dollar.............    06/02      EUR    157,250         16,200
Euro Dollar.............    09/02      EUR    157,250        (54,887)
Euro Dollar.............    12/02      EUR    157,250       (186,137)
Euro Dollar.............    03/03      EUR    151,250       (325,756)
Euro Dollar.............    06/03      EUR     18,000       (456,981)
Euro Dollar.............    09/03      EUR     18,000        (59,400)
Euro Dollar.............    12/03      EUR     18,000        (71,100)
Euro Dollar.............    03/04      EUR     18,000        (77,400)
Euro Euribor Interest
  Rate..................    03/02      EUR     44,250        (79,200)
                                                         -----------
                                                         $(1,119,252)
                                                         -----------

Interest rate swap agreements outstanding at June 30, 2001:

                                             NOTIONAL     UNREALIZED
                          EXPIRATION          AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH             (000)     (DEPRECIATION)
----------------------------------------------------------------------
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  4.50%.................    06/03      EUR    465,600    $  (273,943)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.25%.................    03/03      GBP     93,600     (1,048,381)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.25%.................    03/03      GBP     87,100     (1,107,263)

                                             NOTIONAL     UNREALIZED
                          EXPIRATION          AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH             (000)     (DEPRECIATION)
----------------------------------------------------------------------
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.5%..................    03/04      GBP     32,600    $  (530,610)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.5%..................    03/04      GBP     22,700       (369,474)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.25%.................    03/04      GBP     12,300       (279,619)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.25%.................    03/06      GBP     20,200       (866,177)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.25%.................    03/06      GBP      3,700       (158,656)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.25%.................    09/02      GBP     20,200        145,258
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.25%.................    09/02      GBP      3,700         26,607
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  1.805% on the Japanese
  10 Year Government
  Bond..................    01/11      JPY    727,000       (344,375)
Receive variable rate
  payments on the three
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  6.00%.................    12/06            $ 65,500       (258,005)

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                             NOTIONAL     UNREALIZED
                          EXPIRATION          AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH             (000)     (DEPRECIATION)
----------------------------------------------------------------------
Receive variable rate
  payments on the three
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  6.00%.................    12/06            $ 53,900    $  (212,312)
Receive variable rate
  payments on the three
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  6.00%.................    12/06            $ 42,300    $  (166,620)
                                                         -----------
                                                         $(5,443,570)
                                                         ===========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

*  Non-income producing security.

++++ Security is restricted to resale and may not be resold except to qualified institutional buyers. At the end of the current reporting period, these securities amounted to 0.32% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES          VALUE
                                      ------          -----
COMMON STOCK -- 73.9%
ADVERTISING -- 0.9%
    Omnicom Group, Inc. ..........      125,000   $   10,750,000
                                                  --------------
AUTOMOBILE MANUFACTURERS -- 3.1%
    Ford Motor Co. ...............      349,635        8,583,539
    General Motors Corp. .........      260,000       16,731,000
    General Motors Corp. Cl-H.....      550,000       11,137,500
                                                  --------------
                                                      36,452,039
                                                  --------------
BEVERAGES -- 2.4%
    Anheuser-Busch Companies,
      Inc. .......................      371,000       15,285,200
    Coors, (Adolph) Co. Cl-B......      240,000       12,043,200
                                                  --------------
                                                      27,328,400
                                                  --------------
CHEMICALS -- 1.1%
    Dow Chemical Co. .............      400,000       13,300,000
                                                  --------------
COMPUTER HARDWARE -- 0.6%
    International Business
      Machines Corp. .............       60,000        6,780,000
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 1.6%
    Cisco Systems, Inc.*sec.......      350,000        6,370,000
    Microsoft Corp.*..............      170,000       12,410,000
                                                  --------------
                                                      18,780,000
                                                  --------------
CONGLOMERATES -- 1.0%
    Minnesota Mining &
      Manufacturing Co.sec........      100,100       11,421,410
                                                  --------------
CONSUMER PRODUCTS & SERVICES -- 1.2%
    Gillette Co. .................      500,000       14,495,000
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.0%
    General Electric Co. .........      480,000       23,400,000
                                                  --------------
ENERGY SERVICES -- 0.4%
    ScottishPower PLC [ADR].......      145,000        4,234,000
                                                  --------------
ENTERTAINMENT & LEISURE -- 1.5%
    AOL Time Warner, Inc.*........      180,000        9,540,000
    Harrah's Entertainment,
      Inc.*sec....................      220,000        7,766,000
                                                  --------------
                                                      17,306,000
                                                  --------------
FINANCIAL-BANK & TRUST -- 5.5%
    Bank of New York Co., Inc. ...      500,000       24,000,000
    Charter One Financial,
      Inc. .......................      343,980       10,972,962
    Morgan, (J.P.) & Co. Ltd. ....      655,000       29,213,000
                                                  --------------
                                                      64,185,962
                                                  --------------
FINANCIAL SERVICES -- 10.4%
    Citigroup, Inc. ..............      400,000       21,136,000
    Fleet Financial Group,
      Inc. .......................      250,000        9,862,500
    John Hancock Financial
      Services, Inc. .............      600,000       24,156,000
    Lehman Brothers Holdings,
      Inc.sec.....................      190,000       14,772,500
    Morgan Stanley Dean Witter &
      Co. ........................      170,000       10,919,100
    Stilwell Financial,
      Inc.sec.....................      780,000       26,176,799
    Wells Fargo & Co. ............      285,000       13,232,550
                                                  --------------
                                                     120,255,449
                                                  --------------

                                      SHARES          VALUE
                                      ------          -----
FOOD -- 2.7%
    General Mills, Inc. ..........      200,000   $    8,756,000
    Heinz, (H.J.) Co.sec..........      300,000       12,267,000
    Kellogg Co. ..................      350,000       10,150,000
                                                  --------------
                                                      31,173,000
                                                  --------------
INSURANCE -- 3.2%
    Allmerica Financial Corp. ....      370,363       21,295,873
    MetLife, Inc.sec..............      400,000       12,392,000
    Ohio Casualty Corp. ..........      300,000        3,885,000
                                                  --------------
                                                      37,572,873
                                                  --------------
MACHINERY & EQUIPMENT -- 1.2%
    Danaher Corp.sec..............       62,500        3,500,000
    Illinois Tool Works, Inc. ....      165,700       10,488,810
                                                  --------------
                                                      13,988,810
                                                  --------------
METALS & MINING -- 1.6%
    Alcoa, Inc. ..................      300,000       11,820,000
    Phelps Dodge Corp.sec.........      170,000        7,055,000
                                                  --------------
                                                      18,875,000
                                                  --------------
OIL & GAS -- 7.3%
    Apache Corp. .................      256,600       13,022,450
    BP PLC [ADR]..................      250,000       12,462,500
    Exxon Mobil Corp. ............      240,000       20,964,000
    Royal Dutch Petroleum Co. ....      180,000       10,488,600
    Schlumberger Ltd. ............      220,000       11,583,000
    Unocal Corp.sec...............      440,000       15,026,000
                                                  --------------
                                                      83,546,550
                                                  --------------
PAPER & FOREST PRODUCTS -- 1.9%
    Bowater, Inc.sec..............      260,000       11,632,400
    Temple-Inland, Inc. ..........      190,000       10,125,100
                                                  --------------
                                                      21,757,500
                                                  --------------
PHARMACEUTICALS -- 6.8%
    American Home Products
      Corp. ......................      400,000       23,376,000
    Merck & Co., Inc. ............      225,000       14,379,750
    Pfizer, Inc. .................      475,750       19,053,788
    Pharmacia Corp. ..............      300,000       13,785,000
    Schering-Plough Corp. ........      230,000        8,335,200
                                                  --------------
                                                      78,929,738
                                                  --------------
PRINTING & PUBLISHING -- 1.1%
    McGraw-Hill Co., Inc. ........      200,000       13,230,000
                                                  --------------
RAILROADS -- 1.2%
    Kansas City Southern
      Industries, Inc. ...........      195,000        3,081,000
    Norfolk Southern Corp. .......      540,000       11,178,000
                                                  --------------
                                                      14,259,000
                                                  --------------
REAL ESTATE -- 0.5%
    Equity Office Properties Trust
      [REIT]sec...................      200,000        6,326,000
                                                  --------------

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES          VALUE
                                      ------          -----
RETAIL & MERCHANDISING -- 2.6%
    Target Corp. .................      525,000   $   18,165,000
    Wal-Mart Stores, Inc. ........      250,000       12,200,000
                                                  --------------
                                                      30,365,000
                                                  --------------
SEMICONDUCTORS -- 2.7%
    Intel Corp. ..................      400,000       11,700,000
    Maxim Integrated Products,
      Inc.*.......................      150,000        6,631,500
    Texas Instruments, Inc.sec....      400,000       12,600,000
                                                  --------------
                                                      30,931,500
                                                  --------------
TELECOMMUNICATIONS -- 8.0%
    AT&T Corp.sec.................      200,000        4,400,000
    AT&T Corp. Liberty Media Group
      Cl-A*sec....................      391,000        6,838,590
    BellSouth Corp. ..............      308,200       12,411,214
    Crown Castle International
      Corp.*......................      260,000        4,264,000
    EchoStar Communications Corp.
      Cl-A*.......................      146,000        4,733,320
    Nokia Corp. Cl-A [ADR]........      517,800       11,412,312
    Qwest Communications
      International, Inc. ........      345,864       11,022,686
    SBC Communications, Inc. .....      363,300       14,553,798
    Sprint Corp. (FON Group)......      504,500       10,776,120
    Verizon Communications,
      Inc.sec.....................      220,000       11,770,000
                                                  --------------
                                                      92,182,040
                                                  --------------
UTILITIES -- 1.8%
    Alliant Energy Corp.sec.......       88,400        2,576,860
    Duke Energy Corp. ............      360,000       14,043,600
                                                  --------------
                                                      16,620,460
                                                  --------------
TOTAL COMMON STOCK
  (Cost $746,463,556).............                   858,445,731
                                                  --------------
                                        PAR
                                       (000)
                                    -----------
CORPORATE OBLIGATIONS -- 17.7%
BROADCASTING -- 0.4%
    Chancellor Media Corp. L.A.
      Cl-B
      8.125%, 12/15/07............  $     4,000        4,160,000
                                                  --------------
BUSINESS SERVICES -- 0.2%
    Intermedia Communications,
      Inc. Cl-B
      9.592%, 07/15/07 [STEP].....        2,000        1,770,000
                                                  --------------
CABLE TELEVISION -- 0.1%
    Diamond Cable Communications
      PLC
      11.75%, 12/15/05 [STEP].....        1,500        1,027,500
                                                  --------------
CHEMICALS -- 0.1%
    Equistar Chemicals L.P.
      7.55%, 02/15/26.............        2,225        1,594,820
                                                  --------------

                                        PAR
                                       (000)          VALUE
                                    -----------   --------------
FINANCIAL SERVICES -- 1.2%
    Auburn Hills Trust
      12.00%, 05/01/20............  $     4,000   $    5,626,240
    Resolution Funding Corp.
      6.067%, 04/15/09 [ZCB]......       12,000        7,762,428
                                                  --------------
                                                      13,388,668
                                                  --------------
HOTELS & MOTELS -- 0.2%
    Hilton Hotels Corp.
      7.20%, 12/15/09sec..........        2,000        1,887,038
                                                  --------------
INSURANCE -- 1.0%
    American General Corp.
      7.50%, 08/11/10.............        6,500        6,937,424
    The Equitable Companies, Inc.
      9.00%, 12/15/04.............        4,035        4,395,321
                                                  --------------
                                                      11,332,745
                                                  --------------
INTERNET SERVICES -- 0.4%
    Call-Net Enterprises, Inc.
      10.80%, 05/15/09 [STEP].....        2,000          370,000
    Juniper Networks, Inc.
      4.75%, 03/15/07.............        6,300        4,536,000
                                                  --------------
                                                       4,906,000
                                                  --------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.4%
    Mallinckrodt, Inc.
      7.00%, 12/15/13.............        5,000        5,022,265
                                                  --------------
OIL & GAS -- 0.6%
    Atlantic Richfield Co.
      10.875%, 07/15/05...........        3,000        3,551,781
    CMS Panhandle Holding Co.
      6.50%, 07/15/09.............        2,000        1,839,028
    Sun Co., Inc.
      9.375%, 06/01/16............        1,000        1,088,560
                                                  --------------
                                                       6,479,369
                                                  --------------
PAPER & FOREST PRODUCTS -- 0.6%
    Chesapeake Corp.
      7.20%, 03/15/05.............        5,000        4,587,225
    Quno Corp.
      9.125%, 05/15/05............        2,150        2,219,211
                                                  --------------
                                                       6,806,436
                                                  --------------
PRINTING & PUBLISHING -- 0.1%
    World Color Press, Inc.
      7.75%, 02/15/09.............        1,150        1,127,000
                                                  --------------
TELECOMMUNICATIONS -- 4.5%
    Allegiance Telecom, Inc. Cl-B
      12.551%, 02/15/08 [STEP]....        2,650        1,523,750
    AT&T Canada, Inc.
      7.65%, 09/15/06.............        1,000          989,365
    Centel Capital Corp.
      9.00%, 10/15/19.............        2,500        2,606,060
    ESAT Telecom Group PLC
      10.088%, 02/01/07 [STEP]....        2,000        2,057,500
      11.875%, 12/01/08...........        1,000        1,165,000
    Global Crossing Holdings Ltd.
      8.70%, 08/01/07 144A........        4,000        3,060,000

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                    -----------   --------------
    GTE Corp.
      7.90%, 02/01/27.............  $     4,000   $    3,977,048
    Level 3 Communications, Inc.
      12.416%, 12/01/08 [STEP]....        2,000          520,000
    McLeodUSA, Inc.
      11.189%, 03/01/07 [STEP]....        1,500          802,500
    MetroNet Communications Corp.
      10.75%, 11/01/07 [STEP].....        1,750        1,647,188
      8.229%, 06/15/08 [STEP].....       12,700       10,747,375
    Nextel Communications, Inc.
      9.50%, 02/01/11.............        1,500        1,179,375
    NEXTLINK Communications, Inc.
      12.50%, 04/15/06............        2,000          690,000
      9.625%, 10/01/07............        2,500          737,500
    RCN Corp.
      10.125%, 01/15/10...........        1,500          622,500
    Renaissance Media Group
      9.587%, 04/15/08 [STEP].....        2,200        1,727,000
    Rogers Cantel, Inc.
      9.375%, 06/01/08............        1,500        1,481,250
      9.75%, 06/01/16.............        5,500        5,417,500
    Sprint Corp.
      7.625%, 01/30/11............        2,000        1,987,762
    Teleglobe, Inc.
      7.70%, 07/20/29.............        3,000        2,894,757
    US West Communications Group
      5.65%, 11/01/04.............        5,000        4,902,045
    Voicestream Wireless Holdings
      10.375%, 11/15/09...........        2,500        2,862,500
                                                  --------------
                                                      53,597,975
                                                  --------------
UTILITIES -- 7.9%
    Arizona Public Service Co.
      8.00%, 02/01/25sec..........        3,000        2,947,377
    Cleveland Electric
      Illuminating Co.
      9.00%, 07/01/23.............        1,000        1,029,543
    Cleveland Electric
      Illuminating Co. Cl-B
      9.50%, 05/15/05.............        3,000        3,101,586
    Cleveland Electric
      Illuminating Co. Cl-D
      7.88%, 11/01/17.............        2,500        2,550,480
    Commonwealth Edison Co.
      7.00%, 07/01/05.............        2,500        2,559,540
      8.25%, 10/01/06.............        2,000        2,167,074
      8.625%, 02/01/22............        3,000        3,153,537
      8.375%, 02/15/23............          400          416,461
    Consumers Energy Co.
      7.375%, 09/15/23............        2,500        2,342,125
    Duquesne Light Co.
      7.55%, 06/15/25.............        4,500        4,337,456
    El Paso Electric Co.
      8.90%, 02/01/06.............        4,950        5,327,437

                                        PAR
                                       (000)          VALUE
                                    -----------   --------------
    El Paso Electric Co. Cl-C
      8.25%, 02/01/03.............  $     1,500   $    1,554,435
    El Paso Electric Co. Cl-E
      9.40%, 05/01/11.............        1,033        1,117,456
    Gulf Power Co.
      6.875%, 01/01/26............        3,000        2,685,045
    Gulf States Utilities Corp.
      8.70%, 04/01/24.............        1,000        1,019,730
    Indiana Michigan Power Co.
      8.50%, 12/15/22.............        4,000        4,169,080
    Jersey Central Power & Light
      Co.
      7.98%, 02/16/23.............        1,500        1,450,836
    Metropolitan Edison Co. Cl-B
      8.15%, 01/30/23.............        2,975        2,951,179
    New York State Electric & Gas
      Corp.
      8.30%, 12/15/22.............        1,400        1,416,391
      8.30%, 12/15/22.............          475          483,305
    Niagara Mohawk Power Corp.
      9.75%, 11/01/05.............        1,000        1,115,234
      8.75%, 04/01/22.............        2,683        2,807,132
      8.50%, 07/01/23.............        2,450        2,508,851
    Penn Power Co.
      8.50%, 07/15/22.............        1,000          998,038
    Potomac Edison Co.
      8.00%, 06/01/24.............        2,000        2,002,166
      7.75%, 05/01/25.............        3,400        3,356,086
    Potomac Electric Power Co.
      8.50%, 05/15/27.............        1,000        1,023,380
    Public Service Electric & Gas
      Co.
      6.375%, 05/01/08............        1,000          968,054
    Public Service of New Mexico
      7.50%, 08/01/18.............        1,500        1,339,967
    Public Service of New Mexico
      Cl-A
      7.10%, 08/01/05.............        5,000        4,951,784
    TXU Corp.
      7.875%, 04/01/24............        4,000        4,015,808
      8.50%, 08/01/24.............        5,000        5,284,154
    TXU Electric Capital Corp.
      8.175%, 01/30/37............        2,000        1,974,726
    Union Electric Co.
      8.25%, 10/15/22.............        4,750        4,877,908
    Western Resources, Inc.
      6.875%, 08/01/04............        4,500        4,360,059
    Wisconsin Electric & Power Co.
      8.375%, 12/01/26............        4,500        4,565,480
                                                  --------------
                                                      92,928,900
                                                  --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $220,508,962).............                   206,028,716
                                                  --------------

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                    -----------   --------------
U.S. TREASURY OBLIGATIONS -- 3.8%
    U.S. Treasury Notes
      5.875%, 11/15/04sec.........  $     5,000   $    5,173,240
      6.75%, 05/15/05sec..........        4,500        4,792,856
      5.75%,
        11/15/05-08/15/10sec......       33,000       33,811,453
                                                  --------------
    (Cost $43,613,916)............                    43,777,549
                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.9%
    Federal Home Loan Mortgage Corp.
      6.50%, 09/01/11-02/01/30
    (Cost $10,027,780)............       10,368       10,340,471
                                                  --------------
                                      SHARES          VALUE
                                      ------          -----
PREFERRED STOCK -- 0.0%
METALS & MINING
    Kinam Gold, Inc. $3.75 Cl-B*
    (Cost $996,575)...............       20,000   $      205,000
                                                  --------------
SHORT-TERM INVESTMENTS -- 2.4%
    Temporary Investment Cash
      Fund........................   13,832,599       13,832,599
    Temporary Investment Fund.....   13,832,598       13,832,598
                                                  --------------
    (Cost $27,665,197)............                    27,665,197
                                                  --------------
TOTAL INVESTMENTS -- 98.7%
  (Cost $1,049,275,986)...........                 1,146,462,664
OTHER ASSETS LESS
  LIABILITIES -- 1.3%.............                    15,591,043
                                                  --------------
NET ASSETS -- 100.0%..............                $1,162,053,707
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST JANUS SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 95.1%
ADVERTISING -- 5.2%
    Getty Images, Inc.*...............    183,780   $  4,826,063
    Lamar Advertising Co.*sec.........    221,215      9,733,460
    TMP Worldwide, Inc.*sec...........    180,190     10,651,031
                                                    ------------
                                                      25,210,554
                                                    ------------
BROADCASTING -- 9.9%
    Cox Radio, Inc.*..................    291,945      8,130,668
    Entercom Communications Corp.*....    145,555      7,803,204
    Entravision Communications
      Corp.*..........................    561,660      6,908,418
    Radio One, Inc. Cl-A*.............    249,615      5,741,145
    Radio One, Inc. Cl-D*sec..........    578,750     12,761,437
    Westwood One, Inc.*...............    189,665      6,989,155
                                                    ------------
                                                      48,334,027
                                                    ------------
BUSINESS SERVICES -- 3.3%
    Administaff, Inc.*................    115,855      3,012,230
    Informatica Corp.*................    285,380      4,954,197
    Iron Mountain, Inc.*sec...........    119,850      5,374,074
    Key3Media Group, Inc.*............    244,245      2,835,684
                                                    ------------
                                                      16,176,185
                                                    ------------
CAPITAL GOODS -- 1.1%
    Mettler-Toledo International,
      Inc.*...........................    120,880      5,131,356
                                                    ------------
CHEMICALS -- 1.8%
    Symyx Technologies, Inc.*.........    332,985      8,754,176
                                                    ------------
CLOTHING & APPAREL -- 0.8%
    bebe Stores, Inc.*sec.............    137,530      4,010,375
                                                    ------------
COMPUTER HARDWARE -- 4.7%
    Black Box Corp.*..................     29,765      2,004,970
    CDW Computer Centers, Inc.*.......     94,280      3,743,859
    Insight Enterprises, Inc.*........    696,745     17,070,253
                                                    ------------
                                                      22,819,082
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 0.8%
    NETIQ Corp.*......................    117,790      3,685,649
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.0%
    Active Power, Inc.*...............     82,795      1,381,021
    Dionex Corp.*.....................    175,715      5,842,524
    Microtune, Inc.*..................    299,025      6,578,549
    Plexus Corp.*sec..................    137,345      4,532,385
    Sawtek, Inc.*.....................     45,850      1,078,851
                                                    ------------
                                                      19,413,330
                                                    ------------
ENTERTAINMENT & LEISURE -- 2.3%
    Six Flags, Inc.*..................    296,635      6,241,200
    Station Casinos, Inc.*sec.........    319,808      5,116,920
                                                    ------------
                                                      11,358,120
                                                    ------------
FINANCIAL-BANK & TRUST -- 6.7%
    American Financial Holdings,
      Inc.............................    160,015      3,776,354
    Brookline Bancorp, Inc............    117,415      1,648,507
    Commercial Federal Corp. .........    147,140      3,398,934
    Corus Bankshares, Inc. ...........     63,465      3,823,766

                                         SHARES        VALUE
                                         ------        -----
    First Citizens Bancshares Cl-A....     29,030   $  3,149,755
    Hancock Holding Co. ..............     19,604        841,992
    Independence Community Bank
      Corp. ..........................    193,955      3,828,672
    Seacoast Financial Services
      Corp. ..........................    243,830      3,962,238
    South Financial Group, Inc. ......    222,455      4,199,949
    United Missouri Bancshares,
      Inc. ...........................     87,080      3,744,440
                                                    ------------
                                                      32,374,607
                                                    ------------
FINANCIAL SERVICES -- 2.1%
    Investors Financial Service
      Corp. ..........................    132,455      8,874,485
    Stewart, (W.P.) & Co., Ltd.*......     44,970      1,101,765
                                                    ------------
                                                       9,976,250
                                                    ------------
FOOD -- 2.1%
    Fleming Companies, Inc. ..........    282,555     10,087,214
                                                    ------------
HEALTHCARE SERVICES -- 10.2%
    Accredo Health, Inc.*.............    267,562      9,950,630
    Apria Healthcare Group, Inc.*.....    332,575      9,594,789
    First Health Group Corp.*sec......    313,480      7,561,138
    LifePoint Hospitals, Inc.*........    223,530      9,897,908
    Province Healthcare Co.*..........    280,615      9,902,903
    United Surgical Partners
      International, Inc.*sec.........    105,510      2,532,240
                                                    ------------
                                                      49,439,608
                                                    ------------
HOTELS & MOTELS -- 0.6%
    Four Seasons Hotels, Inc.sec......     17,700        979,695
    Orient-Express Hotels Ltd.*sec....     89,940      1,983,177
                                                    ------------
                                                       2,962,872
                                                    ------------
INSURANCE -- 1.7%
    Conseco, Inc.sec..................    276,695      3,776,887
    HCC Insurance Holdings, Inc. .....    189,395      4,640,177
                                                    ------------
                                                       8,417,064
                                                    ------------
INTERNET SERVICES -- 4.9%
    Globix Corp.*.....................    566,495      1,138,655
    IntraNet Solutions, Inc.*.........    222,275      8,457,564
    Retek, Inc.*sec...................    244,271     11,710,352
    SonicWALL, Inc.*..................    110,225      2,778,772
                                                    ------------
                                                      24,085,343
                                                    ------------
MACHINERY & EQUIPMENT -- 0.6%
    Grant Prideco, Inc.*..............    164,710      2,880,778
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Align Technology, Inc.*sec........    231,625      1,815,940
    Cima Labs, Inc.*..................     37,585      2,950,423
    Unilab Corp.*.....................     33,695        849,114
                                                    ------------
                                                       5,615,477
                                                    ------------
OIL & GAS -- 0.4%
    Precision Drilling Corp.*.........     60,935      1,903,609
                                                    ------------
PERSONAL SERVICES -- 1.6%
    Career Education Corp.*...........    127,760      7,652,824
                                                    ------------

AST JANUS SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
PHARMACEUTICALS -- 13.0%
    Abgenix, Inc.*....................    141,925   $  6,386,625
    Arena Pharmaceuticals,
      Inc.*sec........................    305,405      9,311,798
    Enzon, Inc.*sec...................    366,750     22,921,875
    OSI Pharmaceuticals, Inc.*........     92,560      4,867,730
    Praecis Pharmaceuticals Inc.*.....    168,050      2,762,742
    Priority Healthcare Corp. Cl-B*...    176,125      4,980,815
    Professional Detailing, Inc.*.....    136,625     12,569,500
                                                    ------------
                                                      63,801,085
                                                    ------------
PRINTING & PUBLISHING -- 2.4%
    Valassis Communications, Inc.*....    326,897     11,702,913
                                                    ------------
RESTAURANTS -- 0.5%
    P.F. Chang's China Bistro,
      Inc.*sec........................     66,505      2,520,540
                                                    ------------
RETAIL & MERCHANDISING -- 3.2%
    Galyan's Trading Co.*.............     38,515        785,706
    Linens 'N Things, Inc.*...........    145,545      3,976,289
    School Specialty, Inc.*...........    336,100      8,688,185
    Tiffany & Co. ....................     65,995      2,390,339
                                                    ------------
                                                      15,840,519
                                                    ------------
SEMICONDUCTORS -- 6.0%
    Alpha Industries, Inc.*...........    307,354      9,082,311
    Marvell Technology Group Ltd.*....    139,840      3,761,696
    Pixelworks, Inc.*.................    126,060      4,505,384
    Semtech Corp.*....................    269,190      8,075,700
    TriQuint Semiconductor, Inc.*.....    162,885      3,664,913
                                                    ------------
                                                      29,090,004
                                                    ------------
TELECOMMUNICATIONS -- 3.1%
    Insight Communications Co.,
      Inc.*...........................     61,970      1,549,250
    Lightpath Technologies, Inc.*.....    222,150      1,977,135
    Oplink Communications, Inc.*......    532,190      1,995,713
    Powerwave Technologies, Inc.*.....    158,635      2,300,208
    SBA Communications Corp.*.........    296,120      7,328,969
                                                    ------------
                                                      15,151,275
                                                    ------------
TRANSPORTATION -- 0.9%
    EGL, Inc.*........................     99,655      1,739,976
    Forward Air Corp.*................     11,460        343,227
    UTI Worldwide, Inc. ..............    156,380      2,489,570
                                                    ------------
                                                       4,572,773
                                                    ------------
TOTAL COMMON STOCK
  (Cost $400,569,718).................               462,967,609
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 2.9%
AIRLINES -- 0.2%
    Westjet Airlines Ltd. -- (CAD)*...     56,278   $    903,008
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Pace Micro Technology
      PLC -- (GBP)....................    667,217      3,584,615
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.0%
    Corporacion Interamericana de
      Entretenimento -- (MXP)*........  1,229,800      5,007,346
                                                    ------------
TELECOMMUNICATIONS -- 1.0%
    Cogeco Cable, Inc. -- (CAD).......    251,934      4,789,462
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $15,654,516)..................                14,284,431
                                                    ------------
PREFERRED STOCK -- 1.1%
TELECOMMUNICATIONS
    Crown Castle International Corp.
      6.25%*
    (Cost $7,675,500).................    153,510      5,027,453
                                                    ------------
                                           PAR
                                          (000)
                                          -----
COMMERCIAL PAPER -- 1.1%
    CIT Group Holdings
      4.14%, 07/02/01
    (Cost $5,499,367).................  $   5,500      5,499,367
                                                    ------------
                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund....      2,587          2,587
    Temporary Investment Fund.........      2,586          2,586
                                                    ------------
    (Cost $5,173).....................                     5,173
                                                    ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $429,404,274).................               487,784,033
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.2%)..............                (1,153,494)
                                                    ------------
NET ASSETS -- 100.0%..................              $486,630,539
                                                    ============

--------------------------------------------------------------------------------
Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 88.6%
AUSTRALIA -- 1.4%
    BHP Billiton Ltd.*................    197,344   $  1,067,905
    Broken Hill Proprietary Co.
      Ltd. ...........................    185,282        978,156
    Coles Myer Ltd. ..................    363,439      1,167,101
    National Australia Bank Ltd. .....     51,639        919,708
                                                    ------------
                                                       4,132,870
                                                    ------------
BELGIUM -- 0.4%
    Dexia.............................     81,590      1,294,400
                                                    ------------
BRAZIL -- 0.5%
    Embraer Aircraft Corp. SA [ADR]...     36,300      1,417,515
                                                    ------------
CANADA -- 2.7%
    Alberta Energy Co. Ltd. ..........     20,472        843,130
    Biovail Corp.*....................     23,700      1,030,950
    Canadian Pacific Ltd. ............     55,873      2,165,080
    Precision Drilling Corp.*.........     21,139        659,566
    Suncor Energy, Inc. ..............     52,700      1,340,454
    Talisman Energy, Inc. ............     42,716      1,625,536
                                                    ------------
                                                       7,664,716
                                                    ------------
DENMARK -- 3.7%
    Danske Bank AS....................     80,400      1,444,576
    ISS AS*...........................     11,000        644,210
    Novo Nordisk AS Cl-B..............    196,365      8,686,425
                                                    ------------
                                                      10,775,211
                                                    ------------
FINLAND -- 0.9%
    Nokia Corp. Cl-A [ADR]............     70,474      1,553,247
    Stora Enso Oyj....................     87,715        950,486
                                                    ------------
                                                       2,503,733
                                                    ------------
FRANCE -- 11.4%
    Alstom SA.........................     22,475        625,215
    Altran Technologies SA............     21,863      1,017,968
    Aventis SA........................     83,700      6,681,885
    Carrefour Supermarche SA..........     29,597      1,565,992
    France Telecom SA.................     14,602        695,957
    Groupe Danone SA..................      6,200        850,818
    L'Air Liquide SA..................     14,279      2,051,358
    Lafarge SA........................     21,536      1,841,401
    Sanofi SA.........................     54,971      3,606,593
    STMicroelectronics NV NY Reg......     27,160        923,440
    Suez Lyonnaise des Eaux SA........    118,900      3,824,964
    Total Fina SA Cl-B................     24,800      3,472,554
    Vinci SA..........................     41,700      2,656,467
    Vivendi Environment SA............     40,000      1,683,316
    Vivendi Universal SA..............     26,111      1,521,911
                                                    ------------
                                                      33,019,839
                                                    ------------
GERMANY -- 6.0%
    Allianz AG........................     10,556      3,098,241
    Bayerische Motoren Werke AG.......     67,349      2,229,306
    Deutsche Bank AG..................     32,800      2,343,571
    Deutsche Telekom AG...............     30,195        681,486
    Marschollek, Lautenschlaeger und
      Partner AG......................     26,076      2,869,764

                                         SHARES        VALUE
                                         ------        -----
    Preussag AG.......................     44,900   $  1,372,194
    SAP AG............................     18,900      2,622,582
    Veba AG...........................     38,000      1,975,212
                                                    ------------
                                                      17,192,356
                                                    ------------
HONG KONG -- 1.2%
    Cheung Kong Holdings Ltd. ........    141,000      1,536,612
    China Unicom Ltd. [ADR]*..........     31,800        562,860
    Sun Hung Kai Properties Ltd. .....    140,000      1,260,957
                                                    ------------
                                                       3,360,429
                                                    ------------
IRELAND -- 1.4%
    CRH PLC...........................  123,581..      2,092,394
    Elan Corp. PLC [ADR]*.............     31,606      1,927,966
                                                    ------------
                                                       4,020,360
                                                    ------------
ISRAEL -- 0.6%
    Check Point Software Technologies
      Ltd.*...........................     32,590      1,648,076
                                                    ------------
ITALY -- 3.4%
    Autostrade SPA....................    262,900      1,707,056
    Banco Intesa SPA..................    595,722      2,103,011
    Ente Nazionale Idrocarburi SPA....    337,950      4,119,806
    Mondadori, (Arnoldo) Editore
      SPA.............................    129,025        918,611
    Riunione Adriatica di Sicurta
      SPA.............................     70,500        866,598
                                                    ------------
                                                       9,715,082
                                                    ------------
JAPAN -- 18.1%
    Ajinomoto Co., Inc. ..............     76,000        815,359
    Canon, Inc. ......................     68,000      2,748,013
    DDI Corp. ........................        185        863,324
    Honda Motor Co. Ltd. .............     84,000      3,690,958
    Ito-Yokado Co. Ltd. ..............     46,000      2,120,826
    JUSCO Co. Ltd. ...................     68,000      1,499,412
    Kao Corp. ........................     41,000      1,019,119
    Keyence Corp. ....................      8,800      1,746,374
    Mitsubishi Heavy Industries
      Ltd. ...........................    907,000      4,138,080
    NEC Corp. ........................    114,000      1,540,225
    Nintendo Co. Ltd. ................     33,100      6,024,667
    Nitto Denko Corp. ................     48,000      1,385,553
    Nomura Securities Co. Ltd. .......    178,000      3,411,122
    NTT Mobile Communication Network,
      Inc. ...........................        141      2,453,342
    Rohm Co. Ltd. ....................      4,000        621,574
    Sharp Corp. ......................    103,000      1,403,995
    Sony Corp. .......................     15,300      1,005,969
    Sumitomo Bank Ltd. ...............    261,000      2,155,545
    Takeda Chemical Industries
      Ltd. ...........................     32,000      1,488,186
    Tokio Marine & Fire Insurance Co.
      Ltd. ...........................    182,000      1,700,108
    Toshiba Corp. ....................    253,000      1,336,858
    Toyota Motor Corp. ...............     86,300      3,037,768
    Tyco International Ltd. ..........    109,200      5,951,399
                                                    ------------
                                                      52,157,776
                                                    ------------

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
KOREA -- 2.2%
    Hyundai Motor Co. Ltd. ...........    136,380   $  2,967,851
    Kookmin Bank......................    167,100      2,242,213
    Samsung Electronics Co. ..........      7,740      1,142,740
                                                    ------------
                                                       6,352,804
                                                    ------------
MEXICO -- 1.2%
    Grupo Financiero Bancomer SA de
      CV*.............................    802,000        791,659
    Grupo Televisa SA [GDR]*..........     21,000        840,210
    Telefonos de Mexico SA Cl-L
      [ADR]...........................     34,000      1,193,060
    Wal-Mart de Mexico SA de
      CV Cl-V.........................    192,643        521,506
                                                    ------------
                                                       3,346,435
                                                    ------------
NETHERLANDS -- 7.6%
    Gucci Group NV NY Reg.............      8,800        737,000
    ING Groep NV*.....................    103,442      6,760,458
    Koninklijke (Royal) KPN NV........          1              3
    Koninklijke (Royal) Philips
      Electronics NV*.................     42,163      1,114,368
    Koninklijke Ahold NV..............    203,798      6,383,568
    TNT Post Group NV.................    106,100      2,214,084
    Unilever NV.......................     51,218      3,069,854
    Wolters Kluwer NV.................     62,569      1,681,763
                                                    ------------
                                                      21,961,098
                                                    ------------
RUSSIA -- 0.3%
    Lukoil Holdings [ADR].............     17,100        820,205
                                                    ------------
SPAIN -- 0.7%
    Banco Popular Espanol SA..........     35,100      1,226,913
    Telefonica SA*....................     69,129        852,086
                                                    ------------
                                                       2,078,999
                                                    ------------
SWEDEN -- 0.7%
    Securitas AB Cl-B.................    111,545      1,952,162
                                                    ------------
SWITZERLAND -- 5.0%
    Credit Suisse Group...............      5,000        822,044
    Julius Baer Holdings AG Cl-B......        744      2,862,414
    Nestle SA.........................     21,197      4,505,107
    Novartis AG.......................     82,345      2,980,244
    Swatch Group AG...................      1,091      1,092,609
    UBS AG............................     16,092      2,305,444
                                                    ------------
                                                      14,567,862
                                                    ------------
TAIWAN -- 0.3%
    Windbond Electronics Corp. .......    960,780        806,491
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
UNITED KINGDOM -- 18.9%
    Barclays PLC......................     78,600   $  2,409,856
    British American Tobacco PLC......    282,206      2,143,246
    British Petroleum Co. PLC.........    216,700      1,781,376
    British Telecommunications PLC....    246,300      1,548,403
    British Telecommunications PLC
      Rights*.........................     73,890        464,521
    Canary Wharf Finance PLC*.........    152,566      1,188,720
    Capita Group PLC..................    151,200        983,503
    Centrica PLC......................  1,200,710      3,837,550
    Compass Group PLC.................    290,351      2,323,527
    Diageo PLC........................    470,059      5,156,547
    Dixons Group PLC..................    360,600      1,181,663
    Exel PLC..........................     67,002        717,579
    Glaxo Wellcome PLC [ADR]..........     44,200      2,484,040
    Great Universal Stores PLC........    192,700      1,649,128
    International Power PLC*..........    372,512      1,570,405
    Logica PLC........................     76,705        930,993
    Next PLC..........................     77,754      1,016,993
    Prudential PLC....................    146,800      1,777,630
    Reckitt Benckiser PLC.............    238,900      3,443,912
    Reed International PLC............    341,800      3,028,480
    Royal & Sun Alliance Insurance
      Group PLC.......................    304,782      2,293,270
    Royal Bank of Scotland Group
      PLC.............................    136,417      3,006,419
    Safeway PLC.......................    673,891      3,817,133
    Scottish Power PLC................    282,617      2,078,797
    Tesco PLC.........................    781,494      2,819,195
    Vodafone AirTouch PLC.............    526,080      1,165,318
                                                    ------------
                                                      54,818,204
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $261,101,587).................               255,606,623
                                                    ------------
U.S. STOCK -- 3.1%
INSURANCE -- 1.0%
    AFLAC, Inc. ......................     98,000      3,086,020
                                                    ------------
METALS & MINING -- 0.4%
    Alcan, Inc. ......................     28,490      1,197,150
                                                    ------------
OIL & GAS -- 1.1%
    Schlumberger Ltd. ................     15,800        831,870
    Transocean Sedco Forex, Inc. .....     53,700      2,215,125
                                                    ------------
                                                       3,046,995
                                                    ------------
TELECOMMUNICATIONS -- 0.6%
    Amdocs Ltd.*......................     30,500      1,642,425
                                                    ------------
TOTAL U.S. STOCK
  (Cost $9,582,438)...................                 8,972,590
                                                    ------------

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.8%
    Federal Home Loan Bank
      3.94%, 07/02/01
    (Cost $16,798,161)................  $  16,800   $ 16,798,161
                                                    ------------
TOTAL INVESTMENTS -- 97.5%
  (Cost $287,482,186).................               281,377,374
OTHER ASSETS LESS
  LIABILITIES -- 2.5%.................                 7,289,574
                                                    ------------
NET ASSETS -- 100.0%..................              $288,666,948
                                                    ============

Foreign currency exchange contracts outstanding at June 30, 2001:

                                             IN                        UNREALIZED
SETTLEMENT                 CONTRACTS      EXCHANGE      CONTRACTS    APPRECIATION/
MONTH        TYPE         TO RECEIVE         FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/01        Buy    CHF      1,363,544   $   760,227   $   760,244      $    17
07/01        Buy    EUR        141,156       119,418       119,491           73
07/01        Buy    GBP      1,460,123     2,055,423     2,053,984       (1,439)
                                         -----------   -----------      -------
                                         $ 2,935,068   $ 2,933,719      $(1,349)
                                         ===========   ===========      =======
                                            IN                       UNREALIZED
SETTLEMENT               CONTRACTS       EXCHANGE      CONTRACTS     APPRECIATION/
MONTH        TYPE        TO DELIVER        FOR         AT VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------
07/01        Sell   AUD      1,484,794   $   754,647   $   754,662      $   (15)
07/01        Sell   CAD        338,354       223,498       222,963          535
07/01        Sell   CHF        283,569       158,604       157,769          835
07/01        Sell   EUR      5,456,733     4,622,104     4,619,129        2,975
07/01        Sell   JPY  1,247,829,693    10,079,976    10,031,483       48,493
07/01        Sell   NOK      3,728,375       400,513       400,645         (132)
                                         -----------   -----------      -------
                                         $16,239,342   $16,186,651      $52,691
                                         ===========   ===========      =======

    The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2001. Percentages are based on net assets.

INDUSTRY
--------
Aerospace.............................................   0.5%
Automobile Manufacturers..............................   4.1%
Beverages.............................................   1.8%
Broadcasting..........................................   0.6%
Building Materials....................................   1.4%
Business Services.....................................   2.8%
Chemicals.............................................   1.2%
Clothing & Apparel....................................   0.3%
Computer Services & Software..........................   1.8%
Construction..........................................   1.3%
Consumer Products & Services..........................   1.5%
Electronic Components & Equipment.....................   4.2%
Entertainment & Leisure...............................   2.1%
Environmental Services................................   0.6%
Farming & Agriculture.................................   0.7%
Financial-Bank & Trust................................   8.7%
Financial Services....................................   2.5%
Food..................................................   9.1%
Insurance.............................................   5.7%
Machinery & Equipment.................................   3.7%
Metals & Mining.......................................   0.7%
Office Equipment......................................   1.0%
Oil & Gas.............................................   6.4%
Paper & Forest Products...............................   0.3%
Pharmaceuticals.......................................  10.0%
Printing & Publishing.................................   1.6%
Real Estate...........................................   1.4%
Retail & Merchandising................................   3.5%
Semiconductors........................................   0.5%
Telecommunications....................................   4.2%
Transportation........................................   1.8%
Utilities.............................................   2.6%
                                                        ----
Total.................................................  88.6%
                                                        ====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
FOREIGN BONDS -- 38.7%
CANADA -- 1.6%
    Canadian Government 5.50%,
      06/01/09........................     2,480    $  1,596,469
    Province of Manitoba 7.50%,
      02/22/10........................        75          81,794
                                                    ------------
                                                       1,678,263
                                                    ------------
DENMARK -- 1.2%
    Kingdom of Denmark 8.00%,
      03/15/06........................     9,620       1,228,301
                                                    ------------
EUROPEAN CURRENCY UNIT -- 2.5%
    European Investment Bank 5.625%,
      10/15/10........................     3,160       2,719,429
                                                    ------------
FRANCE -- 4.6%
    French Government 4.50%,
      07/12/03........................       800         679,354
      5.00%, 07/12/05.................     2,300       1,976,118
      5.50%, 04/25/29.................     1,840       1,498,337
    SunAmerica Institutional Funding
      5.25%, 05/20/09.................     5,500         710,531
                                                    ------------
                                                       4,864,340
                                                    ------------
GERMANY -- 6.6%
    Deutschland Republic 6.00%,
      01/04/07........................     1,500       1,352,583
      5.25%, 01/04/08.................       260         225,632
    German Government 6.75%,
      07/15/04........................     3,400       3,065,134
      5.25%, 07/04/10.................       290         248,623
      4.75%, 07/04/28.................       160         118,574
    KFW International Finance, Inc.
      6.75%, 06/20/05.................     2,301       2,087,160
                                                    ------------
                                                       7,097,706
                                                    ------------
GREECE -- 0.5%
    Greek Government 6.50%,
      01/11/14........................       646         580,407
                                                    ------------
ITALY -- 7.9%
    Italian Government 9.00%,
      10/01/03........................     5,565       5,161,787
      5.25%, 12/15/05.................     2,260       1,948,065
      7.25%, 11/01/26.................       328         322,323
      6.00%, 05/01/31.................     1,205       1,018,584
                                                    ------------
                                                       8,450,759
                                                    ------------
JAPAN -- 6.5%
    Japanese Government 0.90%,
      12/22/08........................   510,000       4,094,212
      1.30%, 06/20/11.................   330,000       2,674,095
      2.20%, 06/22/20.................    23,000         197,170
                                                    ------------
                                                       6,965,477
                                                    ------------
POLAND -- 1.0%
    Poland Government 8.50%,
      02/12/06........................     2,490         519,063
      6.00%, 11/24/10.................     3,000         511,193
                                                    ------------
                                                       1,030,256
                                                    ------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
SINGAPORE -- 0.3%
    Flextronics International Ltd.
      144A 9.75%, 07/01/10............       375    $    316,807
                                                    ------------
SPAIN -- 0.5%
    Spanish Government 6.00%,
      01/31/29........................       662         564,484
                                                    ------------
SWEDEN -- 0.6%
    Swedish Government 5.00%,
      01/28/09........................     7,400         665,095
                                                    ------------
UNITED KINGDOM -- 4.9%
    Abbey National Treasury 5.25%,
      01/21/04........................       780       1,077,967
    Alliance & Leicester PLC 8.75%,
      12/07/06........................     1,300       2,020,035
    LCR Finance PLC 4.75%, 12/31/10
      144A............................       540         701,150
    Lloyds TSB Bank PLC 5.625%,
      07/15/49........................       600         482,426
    NTL, Inc. 10.724%, 04/01/08
      [STEP]..........................       340         202,521
    United Kingdom Gilt 4.25%,
      06/07/32........................       580         719,953
                                                    ------------
                                                       5,204,052
                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $46,890,680)..................                41,365,376
                                                    ------------

                                          PAR
                                         (000)
                                        --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.9%
    Federal Home Loan Mortgage Corp.
      5.25%, 01/15/06.................  $  2,400      2,063,662
      5.75%, 09/15/10.................     2,250      1,948,397
      7.00%, 03/15/10-10/10/30........     1,467      1,492,134
                                                   ------------
                                                      5,504,193
                                                   ------------
    Federal National Mortgage Assoc.
      5.50%, 02/15/06.................     2,100      2,099,494
      6.00%, 05/15/08-05/01/16........     3,328      3,296,406
      6.50%, 07/25/16-06/01/31             6,469      6,383,481
      7.00%, 06/01/15-05/01/30........     3,679      3,722,018
      7.125%, 01/15/30................       250        268,086
                                                   ------------
                                                     15,769,485
                                                   ------------
    (Cost $21,533,298)................               21,273,678
                                                   ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------


                                          PAR
                                         (000)        VALUE
                                         -----        -----
CORPORATE OBLIGATIONS -- 19.1%
AIRLINES -- 0.1%
    Air Canada 10.25%, 03/15/11
      144A............................  $    150   $    141,375
                                                   ------------
AUTOMOTIVE PARTS -- 0.1%
    Lear Corp. 8.11%, 05/15/09........       125        125,475
                                                   ------------
BEVERAGES -- 0.2%
    Anheuser-Busch Co., Inc. 9.00%,
      12/01/09........................       175        206,237
                                                   ------------
BUILDING & REAL ESTATE -- 0.3%
    Lennar Corp. 9.95%, 05/01/10......       250        270,000
                                                   ------------
CABLE TELEVISION -- 0.2%
    Charter Communications, Inc.
      11.125%, 01/15/11...............       250        265,000
                                                   ------------
CHEMICALS -- 0.7%
    American Pacific Corp. 9.25%,
      03/01/05........................       250        250,625
    Dow Chemical Co. 6.125%,
      02/01/11........................       485        469,054
                                                   ------------
                                                        719,679
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.7%
    PHH Corp. 8.125%, 02/03/03........       500        507,236
    Playtex Products, Inc. 9.375%,
      06/01/11 144A...................       250        255,625
                                                   ------------
                                                        762,861
                                                   ------------
CONTAINERS & PACKAGING -- 0.2%
    Packaged Ice, Inc. 9.75%,
      02/01/05........................       340        261,800
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.1%
    AOL Time Warner, Inc. 7.625%,
      04/15/31........................       170        171,156
    International Game Technology
      8.375%, 05/15/09................       200        206,000
    Isle of Capri Casinos 8.75%,
      04/15/09........................       250        229,688
    Premier Parks, Inc. 9.75%,
      06/15/07........................       250        252,500
    Viacom, Inc. 6.625%, 05/15/11.....       300        294,245
                                                   ------------
                                                      1,153,589
                                                   ------------
FINANCIAL-BANK & TRUST -- 2.1%
    Bank of America Corp. 7.40%,
      01/15/11........................       400        416,333
    Citigroup, Inc. 6.75%, 12/01/05...       400        413,835
    Countrywide Home Loan 5.25%,
      05/22/03........................       235        235,430
    First Union Corp. 7.55%,
      08/18/05........................       750        792,422
    MBNA America Bank NA 6.50%,
      06/20/06........................       350        344,678
                                                   ------------
                                                      2,202,698
                                                   ------------


                                          PAR
                                         (000)        VALUE
                                         -----        -----
FINANCIAL SERVICES -- 4.3%
    AIG Sunamerica Global Financial
      Services 7.60%, 06/15/05 144A...  $    750   $    798,773
    ERAC USA Finance Co. 8.00%,
      01/15/11 144A...................       300        307,225
    Ford Motor Credit Co. 7.375%,
      10/28/09........................       650        660,621
    Goldman Sachs Group, Inc. 6.875%,
      01/15/11........................       700        697,278
    Heller Financial, Inc. 6.375%,
      03/15/06........................       650        655,569
    Household Financial Corp. 6.50%,
      01/24/06........................       500        507,243
    Morgan Stanley Dean Witter & Co.
      7.75%, 06/15/05.................       600        639,589
    National Rural Utilities Finance
      Corp. 5.50%, 01/15/05...........       325        321,218
                                                   ------------
                                                      4,587,516
                                                   ------------
FOOD -- 0.1%
    Delhaize America, Inc. 8.125%,
      04/15/11 144A...................       120        125,382
                                                   ------------
HEALTHCARE SERVICES -- 0.4%
    Tenet Healthcare Corp. 9.25%,
      09/01/10........................       250        283,125
    Triad Hospitals, Inc. 8.75%,
      05/01/09 144A...................       125        127,813
                                                   ------------
                                                        410,938
                                                   ------------
INSURANCE -- 0.7%
    The Hartford Financial Services
      Group, Inc. 6.90%, 06/15/04.....       750        777,665
                                                   ------------
MACHINERY & EQUIPMENT -- 0.7%
    Tyco International Group 6.75%,
      02/15/11........................       750        744,274
                                                   ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------


                                          PAR
                                         (000)        VALUE
                                         -----        -----
METALS & MINING -- 1.0%
    Alcoa, Inc. 7.375%, 08/01/10......  $    750   $    791,956
    Dodge Phelps Corp. 8.75%,
      06/01/11........................       245        243,133
                                                   ------------
                                                      1,035,089
                                                   ------------
OIL & GAS -- 0.2%
    AmeriGas Partners L.P. 10.00%,
      04/15/06 144A...................       250        253,750
                                                   ------------
REAL ESTATE -- 0.5%
    HMH Properties, Inc. Cl-B 7.875%,
      08/01/08........................       250        241,250
    Simon Property Group 7.375%,
      01/20/06 144A...................       250        252,431
                                                   ------------
                                                        493,681
                                                   ------------
RETAIL & MERCHANDISING -- 1.0%
    Federated Department Stores, Inc.
      6.30%, 04/01/09.................       450        432,015
    Sears Roebuck Acceptance Corp.
      7.00%, 02/01/11.................       650        639,134
                                                   ------------
                                                      1,071,149
                                                   ------------
SEMICONDUCTORS -- 0.2%
    Amkor Technologies 9.25%, 02/15/08
      144A............................       275        259,875
                                                   ------------
TELECOMMUNICATIONS -- 2.2%
    AT&T Corp. 6.50%, 03/15/29........       300        256,904
    Comcast Cable Communications Corp.
      6.75%, 01/30/11.................       250        244,763
    Koninklijke KPN NV 7.50%,
      10/01/05........................       260        256,176
    SBC Communications, Inc. 5.75%,
      05/02/06........................       750        743,835
    Textron, Inc. 6.375%, 07/15/04....       400        407,952
    Worldcom, Inc. 7.50%, 05/15/11....       450        438,892
                                                   ------------
                                                      2,348,522
                                                   ------------
TRANSPORTATION -- 0.7%
    Travelcenters of America, Inc.
      12.75%, 05/01/09................       250        258,438
    Union Pacific Corp. 6.65%,
      01/15/11........................       500        490,363
                                                   ------------
                                                        748,801
                                                   ------------


                                          PAR
                                         (000)        VALUE
                                         -----        -----
UTILITIES -- 1.4%
    DTE Energy Co. 6.45%, 06/01/06....  $    265   $    266,272
    Exelon Generation Co. LLC 6.95%,
      06/15/11 144A...................       250        248,839
    Orion Power Holdings, Inc. 144A
      12.00%, 05/01/10................       250        278,750
    PG&E National Energy Group
      10.375%, 05/16/11 144A..........       140        139,956
    PSEG Power 6.875%, 04/15/06 144A..        85         85,690
      7.75%, 04/15/11 144A............       165        170,296
    Sempra Energy 6.80%, 07/01/04.....       275        274,865
                                                   ------------
                                                      1,464,668
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $20,256,431)..................               20,430,024
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 10.8%
    U.S. Treasury Bonds 6.375%,
      08/15/27........................     1,780      1,892,480
      6.25%, 05/15/30.................       665        705,420
                                                   ------------
                                                      2,597,900
                                                   ------------
    U.S. Treasury Inflationary Bonds
      3.375%, 01/15/07................       500        565,102
                                                   ------------
    U.S. Treasury Notes 4.25%,
      11/15/03........................       180        179,216
      5.875%, 11/15/04................     4,515      4,671,436
      5.75%, 11/15/05.................       840        865,305
      6.25%, 02/15/07.................     1,910      2,014,595
      7.25%, 05/15/16.................       550        626,020
                                                   ------------
                                                      8,356,572
                                                   ------------
    (Cost $11,445,045)................               11,519,574
                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.1%
    Bankboston Home Equity Loan Trust
      Series 1998-1 Cl-A6 6.35%,
      02/25/13........................       550        553,642
    Citibank Credit Card Insurance
      Trust Series 2000-C1 Cl-C1
      7.45%, 09/15/07.................       600        619,668
    Citibank Credit Card Issuance
      Trust Series 2001-A1 Cl-A1
      6.90%, 10/17/07.................       575        599,528
    Federal Home Loan Mortgage Corp.
      Series 2296, Cl-PB 6.35%,
      03/30/31........................     1,200      1,202,863
    General Electric Capital
      Commercial Mortgage Corp. Series
      2001-1 Cl-2 6.457%, 03/15/11....       150        148,323
    Harley-Davidson Motorcycle Trust
      Series 2001-1 Cl-B 5.29%,
      04/15/31........................       383        383,954

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------


                                          PAR
                                         (000)        VALUE
                                         -----        -----
    JP Morgan Chase Commercial
      Mortgage Finance Corp. Series
      2000-C10 Cl-A2 7.371%,
      08/15/32........................  $    650   $    677,512
    JP Morgan Chase Commercial
      Mortgage Finance Corp. Series
      2001-CIBC Cl-A3 6.26%,
      03/15/33........................       650        630,077
    Nissan Auto Receivables Owner
      Trust Series 2001-A Cl-A4 5.75%,
      06/15/06........................       500        507,899
    Salomon Brothers Mortgage
      Securities VII Series 2000-C1
      Cl-A2 7.52%, 12/18/09...........       650        684,015
    Sears Credit Account Master Trust
      Series 1999-2 Cl-A 6.35%,
      02/16/07........................       500        510,532
                                                   ------------
    (Cost $6,493,144).................                6,518,013
                                                   ------------
SOVEREIGN ISSUES -- 0.4%
MEXICO
    United Mexican States
      11.50%, 05/15/26
    (Cost $352,123)...................       300        379,350
                                                   ------------

                                         SHARES
                                         ------
U.S. STOCK -- 0.0%
TRANSPORTATION
    Travelcenters of America Warrants*
      (Cost $0).......................       750          7,875
                                                   ------------
FOREIGN STOCK -- 0.0%
MEXICO -- 0.0%
    Mexican Value Recovery Rights*....   233,000   $        254
                                                   ------------
NIGERIA -- 0.0%
    Central Bank of Nigeria
      Warrants*.......................       250              0
                                                   ------------
VENEZUELA -- 0.0%
    Republic of Venezuela Warrants*...     1,250              0
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $0)...........................                      254
                                                   ------------
TOTAL INVESTMENTS -- 95.0%
  (Cost $106,970,721).................              101,494,144
OTHER ASSETS LESS
  LIABILITIES -- 5.0%.................                5,281,911
                                                   ------------
NET ASSETS -- 100.0%..................             $106,776,055
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 2001:

                                             IN                        UNREALIZED
SETTLEMENT                 CONTRACTS      EXCHANGE      CONTRACTS    APPRECIATION/
MONTH        TYPE         TO RECEIVE         FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/01        Buy    AUD        597,063   $   309,279   $   303,858     $  (5,421)
07/01        Buy    CAD      3,064,710     2,000,000     2,018,926        18,926
07/01        Buy    EUR      6,084,457     5,441,817     5,149,861      (291,956)
07/01        Buy    GBP        382,210       541,822       538,414        (3,408)
07/01        Buy    JPY  1,471,825,102    12,023,042    11,812,413      (210,629)
07/01        Buy    PLZ      5,000,000     1,254,610     1,242,949       (11,661)
                                         -----------   -----------     ---------
                                         $21,570,570   $21,066,421     $(504,149)
                                         ===========   ===========     =========

                                             IN                        UNREALIZED
SETTLEMENT                 CONTRACTS      EXCHANGE      CONTRACTS    APPRECIATION/
MONTH        TYPE         TO DELIVER         FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/01        Sell   DKK      9,700,710   $ 1,145,708   $ 1,102,465      $ 43,243
07/01        Sell   EUR      5,729,890     5,056,588     4,849,756       206,832
07/01        Sell   GBP        382,210       550,000       538,415        11,585
07/01        Sell   JPY    783,856,060     6,409,397     6,290,986       118,411
07/01        Sell   PLZ      9,369,140     2,247,974     2,329,073       (81,099)
                                         -----------   -----------      --------
                                         $15,409,667   $15,110,695      $298,972
                                         ===========   ===========      ========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 92.5%
ADVERTISING -- 1.3%
    TMP Worldwide, Inc.*sec..........     135,400   $  8,003,494
                                                    ------------
BEVERAGES -- 1.2%
    Pepsi Bottling Group, Inc.sec....     181,600      7,282,160
                                                    ------------
BROADCASTING -- 1.7%
    Westwood One, Inc.*..............     281,300     10,365,905
                                                    ------------
BUSINESS SERVICES -- 1.5%
    Interwoven, Inc.*................     251,800      4,255,420
    Micromuse, Inc.*.................     166,100      4,649,139
                                                    ------------
                                                       8,904,559
                                                    ------------
CABLE TELEVISION -- 1.7%
    Charter Communications,
      Inc.*sec.......................     440,700     10,290,345
                                                    ------------
CLOTHING & APPAREL -- 3.4%
    Abercrombie & Fitch Co. Cl-A*....     218,700      9,732,150
    Jones Apparel Group, Inc.*sec....      55,800      2,410,560
    Talbots, Inc.sec.................     198,900      8,701,875
                                                    ------------
                                                      20,844,585
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 12.4%
    Adobe Systems, Inc.sec...........      52,600      2,472,200
    Cadence Design Systems, Inc.*....     417,800      7,783,614
    Citrix Systems, Inc.*sec.........     117,800      4,111,220
    Electronic Arts, Inc.*sec........      99,200      5,743,680
    Intuit, Inc.*....................     126,400      5,054,736
    Mercury Interactive Corp.*sec....     104,100      6,235,590
    NVIDIA Corp.*sec.................      58,500      5,425,875
    Openwave Systems, Inc.*sec.......     212,800      7,384,160
    Peregrine Systems, Inc.*sec......     247,400      7,174,600
    Rational Software Corp.*sec......     400,000     11,220,000
    SunGard Data Systems,
      Inc.*sec.......................     409,000     12,274,090
    Tibco Software, Inc.*sec.........     139,200      1,777,584
                                                    ------------
                                                      76,657,349
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.0%
    Capstone Turbine Corp.*sec.......     243,000      5,465,070
    Intersil Holding Corp.*..........     289,500     10,537,800
    Linear Technology Corp.sec.......     110,500      4,886,310
    Sanmina Corp.*sec................     264,900      6,201,309
    Symbol Technologies, Inc.sec.....     108,950      2,418,690
    Teradyne, Inc.*..................      43,200      1,429,920
                                                    ------------
                                                      30,939,099
                                                    ------------
ENTERTAINMENT & LEISURE -- 3.8%
    Harley-Davidson, Inc.sec.........     140,600      6,619,448
    International Game Technology*...     112,700      7,053,893
    Macrovision Corp.*sec............     139,600      9,562,600
                                                    ------------
                                                      23,235,941
                                                    ------------
FINANCIAL-BANK & TRUST -- 1.7%
    National Commerce Financial
      Corp. .........................     422,500     10,296,325
                                                    ------------
FINANCIAL SERVICES -- 8.1%
    Affiliated Managers Group,
      Inc.*..........................     154,900      9,526,350
    Concord EFS, Inc.*sec............     187,900      9,772,679
    Countrywide Credit Industries,
      Inc. ..........................     137,500      6,308,500
    Legg Mason, Inc.sec..............     139,600      6,946,496
    SEI Investments Co. .............     199,500      9,456,300

                                         SHARES        VALUE
                                         ------        -----
    T.Rowe Price Group, Inc. ........      78,500   $  2,935,115
    Waddell & Reed Financial, Inc.
      Cl-A...........................     152,700      4,848,225
                                                    ------------
                                                      49,793,665
                                                    ------------
FOOD -- 1.2%
    Starbucks Corp.*sec..............     325,500      7,486,500
                                                    ------------
HEALTHCARE SERVICES -- 2.2%
    Healthsouth Corp.*...............     453,900      7,248,783
    IMS Health, Inc. ................     219,900      6,267,150
                                                    ------------
                                                      13,515,933
                                                    ------------
HOTELS & MOTELS -- 0.8%
    Four Seasons Hotels, Inc.sec.....      84,200      4,660,470
                                                    ------------
INSURANCE -- 1.7%
    XL Capital Ltd. .................     125,800     10,328,180
                                                    ------------
INTERNET SERVICES -- 0.5%
    ONI Systems Corp.*sec............     109,200      3,046,680
                                                    ------------
MACHINERY & EQUIPMENT -- 3.4%
    Thermo Electron Corp.*...........     413,400      9,103,068
    Weatherford International,
      Inc.*sec.......................     246,450     11,829,600
                                                    ------------
                                                      20,932,668
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 8.6%
    Forest Laboratories, Inc.*.......     130,600      9,272,600
    Genzyme Corp.*sec................     327,400     19,971,400
    Laboratory Corp. of America*.....      91,800      7,059,420
    Quest Diagnostic, Inc.*sec.......     223,000     16,691,550
                                                    ------------
                                                      52,994,970
                                                    ------------
OIL & GAS -- 4.5%
    Nabors Industries, Inc.*sec......     149,400      5,557,680
    Rowan Companies, Inc.*...........     441,900      9,765,990
    Talisman Energy, Inc. ...........     208,400      7,937,956
    XTO Energy, Inc. ................     302,800      4,345,180
                                                    ------------
                                                      27,606,806
                                                    ------------
PERSONAL SERVICES -- 2.1%
    Apollo Group, Inc. Cl-A*.........     297,300     12,620,385
                                                    ------------
PHARMACEUTICALS -- 14.8%
    Express Scripts, Inc. Cl-A*......     246,200     13,548,386
    Human Genome Sciences,
      Inc.*sec.......................     128,700      7,754,175
    IDEC Pharmaceuticals
      Corp.*sec......................     253,650     17,169,569
    ImClone Systems, Inc.*sec........     192,300     10,153,440
    IVAX Corp.*sec...................     429,800     16,762,200
    MedImmune, Inc.*sec..............     163,000      7,693,600
    Millennium Pharmaceuticals,
      Inc.*..........................     400,900     14,264,022
    Shire Pharmaceuticals Group PLC
      [ADR]*sec......................      76,400      4,240,200
                                                    ------------
                                                      91,585,592
                                                    ------------
RETAIL & MERCHANDISING -- 1.3%
    Toys 'R' Us, Inc.*...............     310,700      7,689,825
                                                    ------------
SEMICONDUCTORS -- 2.7%
    Broadcom Corp. Cl-A*sec..........     119,200      5,096,992
    Novellus Systems, Inc.*sec.......     109,600      6,224,184
    Xilinx, Inc.*....................     134,300      5,538,532
                                                    ------------
                                                      16,859,708
                                                    ------------

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
TELECOMMUNICATIONS -- 4.7%
    Amdocs Ltd.*sec..................     133,100   $  7,167,435
    RF Micro Devices, Inc.*..........     213,500      5,721,800
    Sonus Networks, Inc.*............     254,300      5,940,448
    Univision Communications,
      Inc.*sec.......................     233,000      9,967,740
                                                    ------------
                                                      28,797,423
                                                    ------------
UTILITIES -- 2.2%
    Orion Power Holdings,
      Inc.*sec.......................     435,400     10,366,874
    Reliant Resources, Inc.*.........     115,900      2,862,730
                                                    ------------
                                                      13,229,604
                                                    ------------
TOTAL COMMON STOCK
  (Cost $562,858,490)................                567,968,171
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
SHORT-TERM INVESTMENTS -- 5.8%
    Temporary Investment Cash Fund...  17,911,871   $ 17,911,871
    Temporary Investment Fund........  17,911,871     17,911,871
                                                    ------------
    (Cost $35,823,742)...............                 35,823,742
                                                    ------------
TOTAL INVESTMENTS -- 98.3%
  (Cost $598,682,232)................                603,791,913
OTHER ASSETS LESS
  LIABILITIES -- 1.7%................                 10,217,561
                                                    ------------
NET ASSETS -- 100.0%.................               $614,009,474
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOREIGN STOCK -- 95.0%
AUSTRALIA -- 6.6%
    Aristocrat Leisure Ltd. ........     498,450   $  1,785,541
    Boral Ltd. .....................     986,078      1,441,487
    ERG Ltd. .......................   1,721,000      1,259,224
    Foodland Associated Ltd. .......     185,200      1,037,290
    James Hardie Industries Ltd.
      144A..........................     251,525        677,610
    Lang Corp. Ltd. ................     127,650        713,336
    Mayne Nickless Ltd. ............     170,550        558,947
    Metcash Trading Ltd. ...........   1,136,895        774,078
    National Foods Ltd. ............     479,334        548,487
    Orbital Engine Corp. Ltd.*......   1,394,522        517,259
    PaperlinX Ltd. .................     268,796        554,509
    Renewable Energy Corp. Ltd.*....   1,389,955      1,596,131
    Smorgon Steel Group Ltd. .......     396,879        181,493
    Sonic Healthcare Ltd. ..........     154,900        622,569
    Toll Holdings Ltd. .............      49,800        493,655
                                                   ------------
                                                     12,761,616
                                                   ------------
BELGIUM -- 0.8%
    Omega Pharma SA.................      38,175      1,470,457
                                                   ------------
CANADA -- 9.1%
    Alimentation Couche-Tard,
      Inc.*.........................       3,400         70,574
    ATI Technologies, Inc.*.........     170,450      1,583,689
    CAE, Inc. ......................     112,950      2,184,481
    CHC Helicopter Corp.*...........     105,250      1,383,627
    Cott Corp.*.....................     129,700      1,429,849
    Descartes Systems Group,
      Inc.*.........................      48,050        867,557
    FirstService Corp.*.............      10,625        238,047
    Goldcorp, Inc.*.................     132,700      1,425,321
    GT Group Telecom, Inc. Cl-B*....      50,275        305,117
    Industrial Alliance Life
      Insurance Co.*................      23,750        599,400
    IPSCO, Inc.*....................     100,750      1,477,166
    Nexen, Inc.*....................      40,925      1,031,512
    Pivotal Corp.*..................      24,125        411,573
    Saputo, Inc.*...................      19,775        488,654
    SNC-Lavalin Group, Inc. ........     149,775      1,964,022
    Stantec, Inc.*..................      21,600        320,251
    Toromont Industries Ltd. .......      15,250        231,128
    Ultra Petroleum Corp.*..........     164,925        793,348
    Westjet Airlines Ltd.*..........      50,400        813,675
                                                   ------------
                                                     17,618,991
                                                   ------------
CHINA -- 0.4%
    AsiaInfo Holdings, Inc.*........      41,600        821,600
                                                   ------------
DENMARK -- 0.9%
    NEG Micon AS....................      32,900      1,492,781
    Sophus Berendsen AS Cl-B........      11,225        301,249
                                                   ------------
                                                      1,794,030
                                                   ------------
FINLAND -- 1.1%
    Aldata Solutions Oyj*...........     161,300        553,033
    Instrumentarium Corp. Oyj.......      20,434        577,433
    KCI Konecranes International....      26,375        715,620
    Tamro Oyj.......................     143,600        390,231
                                                   ------------
                                                      2,236,317
                                                   ------------
FRANCE -- 6.6%
    Euro Disney SA*.................   1,381,611      1,274,894
    Genesys SA*.....................      32,670        708,029
    GrandVision SA..................      72,858      1,378,531
    ILOG SA*........................      28,025        427,051
    Infogrames Entertainment SA*....      64,325      1,023,763
    Penauille Polyservices SA.......      35,850      2,033,414

                                        SHARES        VALUE
                                        ------        -----
    Scor SA.........................      39,593   $  1,759,704
    SOITEC SA*......................      73,013      1,195,414
    SR Teleperformance SA...........      23,905        536,286
    Studio Canal SA*................      29,193        285,445
    Vallourec SA....................      39,334      2,181,079
                                                   ------------
                                                     12,803,610
                                                   ------------
GERMANY -- 2.2%
    Gericom AG......................      31,838        923,141
    IM International Media AG*......      21,156        501,480
    Kontron Embedded Computers
      AG*...........................       9,184        382,524
    Nordex AG*......................     144,600      1,199,654
    Stada Arzneimittel AG...........       9,600        232,434
    UMS United Medical Systems
      International AG*.............      21,631        416,051
    Vossloh AG......................      27,200        567,607
    WEB.DE AG*......................       4,640         27,222
                                                   ------------
                                                      4,250,113
                                                   ------------
HONG KONG -- 7.7%
    Beijing Capital International
      Airport Co. Ltd. .............   6,480,000      2,035,481
    Beijing Datang Power Generation
      Co. Ltd. 144A.................   4,184,000      1,434,966
    Beijing Enterprises Holdings
      Ltd. .........................     702,000        904,543
    Beijing North Star Co.
      Ltd.144A......................   4,978,000      1,467,941
    Chaoda Modern Agriculture
      Holdings Ltd.*................   4,546,000      1,124,897
    China Insurance International
      Holdings Co. Ltd. ............   4,306,000      1,463,005
    China Pharmaceutical Enterprise
      & Investment Corp. Ltd. ......   2,180,000        273,910
    China Rare Earth Holdings
      Ltd. .........................   1,658,000        584,579
    China Travel International
      Investments Corp. Warrants*
      144A..........................     864,400              0
    Denway Motors Ltd.*.............   1,436,000        515,512
    First Pacific Co. Ltd. .........     676,000        146,474
    Guangzhou Investment Co.
      Ltd.*.........................  13,758,000      1,499,340
    Industrial and Commercial Bank
      of China Ltd. ................     583,000        526,967
    Roadshow Holdings Ltd.*.........   3,376,000      1,103,745
    Shenzhen International Holdings
      Ltd.*.........................  15,065,000        869,176
    Texwinca Holdings Ltd. .........   1,940,000        739,971
    Tsingtao Brewery Co. Ltd. ......   1,050,000        356,748
                                                   ------------
                                                     15,047,255
                                                   ------------
IRELAND -- 4.5%
    Datalex PLC [ADR]*..............     175,025        568,831
    Fyffes PLC......................     779,625        811,807
    Galen Holdings PLC..............      71,075        818,911
    Grafton Group PLC...............     631,500      1,812,320
    Icon PLC [ADR]*.................      19,700        594,349
    Irish Continental Group PLC.....     138,450        656,361
    Riverdeep Group PLC*............      33,400        935,200
    SmartForce PLC [ADR]*...........      71,300      2,511,900
                                                   ------------
                                                      8,709,679
                                                   ------------
ISRAEL -- 1.0%
    Taro Pharmacuitical Industries
      Ltd.*.........................      23,200      2,031,392
                                                   ------------
ITALY -- 3.9%
    Cementir SPA....................     273,455        750,054
    Gruppo Coin SPA*................     119,550      1,449,287
    Impregilo SPA*..................   5,392,500      2,958,197

AST FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Marzotto & Figli SPA............      96,250   $  1,139,936
    Recordati SPA...................      23,175        311,749
    Saeco International Group SPA...     247,000        920,050
                                                   ------------
                                                      7,529,273
                                                   ------------
JAPAN -- 5.2%
    Advan Co. Ltd. .................         500          5,813
    Colin Corp. Ltd. ...............       4,500        530,407
    Eneserve Corp. .................       8,000        343,181
    Hitachi Construction Machinery
      Co. Ltd. .....................      82,000        307,708
    Hokuto Corp. Ltd. ..............      40,280      1,569,658
    Hudson Soft Co. Ltd.*...........       8,000         66,070
    Intelligent Wave, Inc.*.........          43        720,600
    Marubun Corp. Ltd. .............         600          5,619
    Mitsubishi Gas Chemical Co.
      Ltd. .........................     138,000        554,365
    Miyachi Technos Corp. ..........          20            553
    Nissin Kogyo Co. Ltd. ..........      17,000        651,563
    Sanyo Shokai Ltd. ..............     246,000      1,015,831
    Seino Transportation Co.
      Ltd. .........................     321,000      2,087,398
    Shohkoh Fund & Co. Ltd. ........       5,210        851,376
    Snow Brand Milk Products Co.
      Ltd. .........................     110,000        361,623
    Toyo Suisan Kaisha Ltd. ........     107,000      1,109,332
                                                   ------------
                                                     10,181,097
                                                   ------------
KOREA -- 8.1%
    Cheil Industries, Inc. .........     187,350      1,077,607
    Daeduck GDS Co. Ltd. ...........      76,560        532,789
    Daelim Industrial Co. Ltd. .....     160,470      1,270,972
    Doosan Corp.*...................      17,560        331,498
    Duzon Digital Ware Co. Ltd. ....      17,300        542,764
    Hana Bank Corp. Ltd. ...........     309,070      2,257,801
    Handan BroadinfoCom Co. Ltd.*...       8,350        539,350
    Hankook Tire Co. Ltd. ..........     252,900        530,905
    Hotel Shilla Ltd. ..............     290,610      1,718,471
    Hyundai Mobis Co. Ltd. .........      47,400        510,283
    Korea Electric Terminal Co.
      Ltd. .........................      35,890        356,015
    LG Ad, Inc. ....................      12,840        522,307
    LG Engineering & Construction
      Co. Ltd. .....................     121,280      1,007,205
    Lotte Chilsung Beverage Co.
      Ltd. .........................       1,820        267,307
    Neowiz Corp. ...................      15,540        694,276
    Nong Shim Co. Ltd.*.............      13,310        524,026
    Pacific Corp. ..................       8,050        398,026
    Pyung HWA Industrial Companies
      Ltd.*.........................     278,550        548,338
    S Net System Rights*144A........       9,791         16,338
    Samyoung Heat Exchanger Co. ....      46,780      1,151,106
    Sewon Telecom Ltd. .............     316,830        913,614
                                                   ------------
                                                     15,710,998
                                                   ------------
MEXICO -- 2.2%
    Apasco SA de CV.................     161,069        850,794
    Empresas ICA Sociedad
      Controladora SA de CV*........   1,092,600        501,382
    Grupo Aeroportuario de Sureste
      SA de CV [ADR]*...............     101,875      1,905,062
    Grupo Financiero Banorte SA de
      CV*...........................     234,450        490,202
    Tubos de Acero de Mexico SA
      [ADR].........................      41,575        525,924
                                                   ------------
                                                      4,273,364
                                                   ------------
NORWAY -- 0.2%
    Bergesen dy ASA Cl-A............      20,300        369,663
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
SINGAPORE -- 2.3%
    Hyflux Ltd. ....................   1,829,000   $    783,018
    Natsteel Broadway Ltd. .........      80,000        114,163
    People's Food Holdings Ltd.*....   5,815,000      2,377,769
    United Food Holdings Ltd.*......   3,934,000      1,263,147
                                                   ------------
                                                      4,538,097
                                                   ------------
SPAIN -- 2.6%
    ACS Actividades Co. SA..........      69,325      1,921,456
    Cementos Portland SA............       7,243        174,753
    Fomento de Construcciones y
      Contratas SA..................      69,925      1,331,916
    Grupo Ferrovial SA..............     101,125      1,671,091
                                                   ------------
                                                      5,099,216
                                                   ------------
SWEDEN -- 2.9%
    Capio AB*.......................      59,250        432,739
    D. Carnegie and Co. AB*144A.....      58,500        669,108
    Elekta AB*......................     276,300      1,903,763
    Eniro AB........................      70,500        696,255
    Getinge Industrier AB...........      40,000        694,532
    Munters AB......................      82,200      1,306,438
                                                   ------------
                                                      5,702,835
                                                   ------------
SWITZERLAND -- 2.5%
    Leica Geosystems AG 144A*.......       6,960      1,994,269
    Logitech International SA*......       8,660      2,775,286
    Unilabs AG*.....................         145        120,205
                                                   ------------
                                                      4,889,760
                                                   ------------
TAIWAN -- 0.4%
    Novatek Microelectronics
      Ltd.*.........................     293,000        799,969
                                                   ------------
THAILAND -- 1.3%
    Bangkok Bank Public Co. Ltd.*...     346,900        352,429
    Banpu Public Co. Ltd. ..........     331,875        227,219
    Land and House Public Co.
      Ltd.*.........................     559,775        339,982
    National Finance Public Co.
      Ltd.*.........................   4,393,325        960,589
    Ocean Glass Public Co. Ltd. ....     206,644        170,004
    S & P Syndicate Public Co.
      Ltd. .........................      63,200         46,760
    Siam Cement Public Co. Ltd.*....      36,500        395,001
    Thai Union Frozen Products
      Public Co. Ltd. ..............      68,050        104,453
                                                   ------------
                                                      2,596,437
                                                   ------------
UNITED KINGDOM -- 22.5%
    Aberdeen Asset Management PLC
      144A..........................     110,775        802,345
    Amec PLC........................     274,125      1,946,938
    Amey PLC........................      66,025        315,718
    Balfour Beatty PLC..............     467,125      1,309,012
    Biocompatibles International
      PLC*..........................     154,275        596,678
    Bodycote International PLC......     157,900        588,491
    BTG PLC.........................      55,750        917,366
    City Centre Restaurants PLC.....   1,799,125      1,341,063
    Dairy Crest Group PLC...........     140,750        707,679
    De La Rue PLC...................      73,525        543,917
    De Vere Group PLC...............     170,280        814,244
    Easyjet PLC*....................     255,450      1,557,425
    Eidos PLC Rights*...............      91,780        114,882
    Electronics Boutique PLC........     735,150      1,103,712
    Fibernet Group PLC*.............     111,725        648,166
    First Choice Holidays PLC.......      70,075        146,846
    FKI PLC.........................     660,625      2,610,799
    Hindalco Industries Ltd.
      [GDR]*........................      18,225        356,754
    HIT Entertainment PLC 144A......     547,250      2,809,252
    Innovative Group PLC*...........     104,075        775,772

AST FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Intermediate Capital Group
      PLC...........................      84,050   $    833,372
    Jarvis PLC......................     231,530      1,455,549
    Laura Ashley Holdings PLC*......   2,084,000      1,099,110
    Luminar PLC.....................      87,900      1,084,796
    Man, (ED&F) Group PLC...........     160,250      2,157,987
    Matalan PLC.....................     232,400      1,621,175
    Meggitt PLC.....................     258,675        896,775
    MFI Furniture Group PLC.........   1,784,025      2,929,342
    Mothercare PLC..................     351,750      1,616,448
    PHS Group PLC*..................   1,243,175      1,486,152
    Rank Group PLC..................     652,325      1,981,663
    Selfridges PLC..................     293,925      1,521,235
    Shaftesbury PLC.................      33,075        136,062
    Signet Group PLC................   1,410,575      1,755,705
    Somerfield PLC..................     426,050        783,456
    SSL International PLC...........      95,525        671,737
    Stagecoach Holdings PLC.........     166,222        182,930
    TTP Communications PLC*.........     117,875        295,918
    Unite Group PLC.................      28,150        150,840
    Wetherspoon, (J.D.) PLC.........     209,350      1,082,038
                                                   ------------
                                                     43,749,349
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $188,977,068)...............                184,985,118
                                                   ------------
U.S. STOCK -- 1.5%
COMPUTER SERVICES & SOFTWARE -- 0.5%
    Open Text Corp.*................      12,200        286,334
    Precise Software Solutions*.....      24,300        746,010
                                                   ------------
                                                      1,032,344
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.0%
    Resmed, Inc.*...................      36,850      1,862,768
                                                   ------------
TOTAL U.S. STOCK
  (Cost $2,883,869).................                  2,895,112
                                                   ------------
TOTAL INVESTMENTS -- 96.5%
  (Cost $191,860,937)...............                187,880,230
OTHER ASSETS LESS
  LIABILITIES -- 3.5%...............                  6,878,735
                                                   ------------
NET ASSETS -- 100.0%................               $194,758,965
                                                   ============

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2001. Percentages are based on net assets.

INDUSTRY
--------
Advertising...........................................   1.1%
Aerospace.............................................   1.6%
Airlines..............................................   1.2%
Automobile Manufacturers..............................   0.3%
Automotive Parts......................................   1.2%
Beverages.............................................   1.1%
Broadcasting..........................................   1.7%
Building Materials....................................   3.1%
Business Services.....................................   6.9%
Chemicals.............................................   0.3%
Clothing & Apparel....................................   2.0%
Computer Services & Software..........................   6.6%
Construction..........................................  10.2%
Consumer Products & Services..........................   0.8%
Electronic Components & Equipment.....................   3.4%
Entertainment & Leisure...............................   1.8%
Environmental Services................................   1.9%
Farming & Agriculture.................................   1.4%
Financial-Bank & Trust................................   1.6%
Financial Services....................................   4.3%
Food..................................................   5.6%
Furniture.............................................   1.5%
Healthcare Services...................................   2.7%
Hotels & Motels.......................................   1.3%
Insurance.............................................   2.0%
Internet Services.....................................   1.1%
Machinery & Equipment.................................   2.0%
Metals & Mining.......................................   4.1%
Oil & Gas Producers...................................   0.9%
Paper & Forest Products...............................   0.3%
Pharmaceuticals.......................................   3.8%
Printing & Publishing.................................   0.4%
Real Estate...........................................   0.9%
Retail & Merchandising................................   7.8%
Semiconductors........................................   2.0%
Telecommunications....................................   1.6%
Transportation........................................   3.1%
Utilities.............................................   1.4%
                                                        ----
Total.................................................  95.0%
                                                        ====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 86.8%
BUILDING & REAL ESTATE -- 1.7%
    Camden Property Trust [REIT].....     28,600   $  1,049,620
    Duke-Weeks Realty Corp. [REIT]...     33,030        820,796
    Post Properties, Inc. [REIT].....     25,800        976,530
                                                   ------------
                                                      2,846,946
                                                   ------------
BUILDING MATERIALS -- 0.7%
    Walter Industries, Inc. .........    100,000      1,190,000
                                                   ------------
BUSINESS SERVICES -- 0.9%
    Fluor Corp.*.....................     39,000        770,640
    Schlumberger Ltd.sec.............     12,288        646,963
                                                   ------------
                                                      1,417,603
                                                   ------------
CHEMICALS -- 3.4%
    Dow Chemical Co.sec..............     46,500      1,546,125
    FMC Corp.*.......................     21,700      1,487,752
    Hercules, Inc.sec................     89,000      1,005,700
    Millennium Chemicals, Inc. ......     39,100        588,455
    Octel Corp.*.....................     56,575        919,344
                                                   ------------
                                                      5,547,376
                                                   ------------
CONSTRUCTION -- 1.2%
    Global Industries Ltd.*..........    161,600      2,015,152
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.3%
    W-H Energy Services, Inc.*.......    114,000      2,166,000
                                                   ------------
CONTAINERS & PACKAGING -- 1.0%
    Longview Fibre Co. ..............    135,500      1,669,360
                                                   ------------
DIVERSIFIED METALS -- 0.7%
    Companhia Vale Do Rio Doce
      [ADR]*.........................     49,000      1,136,800
                                                   ------------
DIVERSIFIED RESOURCES -- 0.7%
    IMC Global, Inc. ................    113,600      1,158,720
                                                   ------------
ENERGY SERVICES -- 3.7%
    El Paso Corp. ...................      7,000        367,780
    Kinder Morgan Management LLC*....     11,300        774,050
    Layne Christensen Co.*...........     83,300        708,050
    Niagara Mohawk Holdings, Inc.*...    148,900      2,634,041
    Nuevo Energy Co.*................     58,000        945,400
    Peabody Energy Corp.*sec.........     21,300        697,575
                                                   ------------
                                                      6,126,896
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.6%
    Waste Management, Inc. ..........     29,900        921,518
                                                   ------------
EXPLORATION & PRODUCTION -- 2.4%
    Devon Energy Corp.sec............     32,267      1,694,018
    Encore Acquisition Co.*..........     60,700        698,050
    Pure Resources, Inc.*............     40,000        720,000
    Stolt Offshore SA* [ADR].........     70,000        857,500
                                                   ------------
                                                      3,969,568
                                                   ------------
FARMING & AGRICULTURE -- 0.9%
    Delta & Pine Land Co. ...........     76,000      1,493,400
                                                   ------------
HOTELS & MOTELS -- 0.5%
    Hilton Hotels Corp. .............     76,400        886,240
                                                   ------------
INTEGRATED PETROLEUM -- 13.6%
    Amerada Hess Corp. ..............     41,800      3,377,440
    Chevron Corp.sec.................     16,552      1,497,956
    Norsk Hydro AS [ADR].............     39,500      1,686,650
    Royal Dutch Petroleum Co. NY
      Reg. ..........................     61,800      3,601,086
    Texaco, Inc.sec..................    106,400      7,086,240
    USX-Marathon Group, Inc. ........    177,900      5,249,829
                                                   ------------
                                                     22,499,201
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
MACHINERY & EQUIPMENT -- 5.2%
    Baker Hughes, Inc.sec............    142,700   $  4,780,450
    Cooper Cameron Corp.*............      6,000        334,800
    Harnischfeger Industries,
      Inc.*sec.......................     93,200      1,528,480
    Hydril Co.*......................     86,600      1,971,882
                                                   ------------
                                                      8,615,612
                                                   ------------
METALS & MINING -- 10.2%
    Alcoa, Inc. .....................     35,884      1,413,830
    Allegheny Technologies, Inc. ....     74,400      1,345,896
    Arch Coal, Inc. .................     49,300      1,275,391
    Carpenter Technology Corp. ......     45,000      1,318,050
    Cleveland-Cliffs, Inc. ..........     75,800      1,402,300
    Franco-Nevada Mining Corp.*......    110,000      1,411,300
    Harmony Gold Mining Co. Ltd.
      [ADR]..........................    139,600        794,324
    Harmony Gold Mining Co. Ltd.
      [ADR] Warrants*................     16,000         30,240
    Lihir Gold Ltd. [ADR]*...........     45,000        405,000
    Nucor Corp. .....................     19,000        928,910
    Phelps Dodge Corp. ..............     73,050      3,031,575
    Placer Dome, Inc. ...............    172,400      1,689,520
    USX-U.S. Steel Group, Inc. ......     91,100      1,835,665
                                                   ------------
                                                     16,882,001
                                                   ------------
OIL & GAS -- 22.6%
    BJ Services Co.*.................     50,000      1,419,000
    BP Amoco PLC [ADR]sec............     28,040      1,397,794
    Burlington Resources, Inc. ......     76,600      3,060,170
    Cabot Oil & Gas Corp. ...........     25,400        619,760
    Conoco, Inc. Cl-B................     15,000        433,500
    Diamond Offshore Drilling,
      Inc. ..........................    122,900      4,061,845
    Exxon Mobil Corp. ...............     64,309      5,617,390
    FMC Technologies,
      Inc.*144Asec...................     16,000        330,400
    Forest Oil Corp.*................     42,280      1,183,840
    Gulf Indonesia Resources Ltd.*...    130,000      1,320,800
    Helmerich & Payne, Inc. .........     23,900        740,661
    Husky Energy, Inc.sec............    172,500      1,844,025
    Kerr-McGee Corp.sec..............     14,000        927,780
    Mitchell Energy & Development
      Corp. Cl-A.....................      8,000        370,000
    Murphy Oil Corp.sec..............     27,600      2,031,360
    Newfield Exploration Co.*........     10,000        320,600
    Nicor, Inc. .....................     14,400        561,312
    Noble Affiliates, Inc. ..........     10,000        353,500
    Petroleo Brasileiro SA...........     32,600        847,600
    Santa Fe International Corp. ....     17,300        501,700
    Seacor Smit, Inc.*...............     49,850      2,329,989
    Statoil ASA [ADR]*sec............     31,000        228,470
    Tidewater, Inc. .................     43,000      1,621,100
    Total Fina SA [ADR]sec...........     32,474      2,279,675
    Unocal Corp.sec..................     88,700      3,029,105
                                                   ------------
                                                     37,431,376
                                                   ------------
PAPER & FOREST PRODUCTS -- 7.1%
    Abitibi-Consolidated, Inc. ......    145,400      1,112,310
    Bowater, Inc.sec.................     10,000        447,400
    International Paper Co. .........     20,000        714,000
    Jefferson Smurfit Group [ADR]....     57,400      1,102,080
    Mead Corp. ......................     65,100      1,766,814
    Packaging Corp. of America*......    136,700      2,122,951
    Potlatch Corp. ..................     58,200      2,002,662
    Wausau-Mosinee Paper Corp. ......     96,400      1,242,596
    Weyerhaeuser Co. ................     23,200      1,275,304
                                                   ------------
                                                     11,786,117
                                                   ------------

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
PETROLEUM EXPLORATION & PRODUCTION -- 2.6%
    Anadarko Petroleum Corp.sec......     16,700   $    902,301
    Companie Generale de Geophysique
      SA [ADR]*sec...................     65,000        708,195
    Ocean Energy, Inc. ..............    133,480      2,329,226
    Westport Resources Corp.*........     18,000        378,000
                                                   ------------
                                                      4,317,722
                                                   ------------
PRECIOUS METALS -- 3.8%
    Inco Ltd.*.......................     72,100      1,244,446
    Newmont Mining Corp.sec..........    268,626      4,999,130
                                                   ------------
                                                      6,243,576
                                                   ------------
TRANSPORTATION -- 0.9%
    Norfolk Southern Corp. ..........     73,800      1,527,660
                                                   ------------
UTILITIES -- 1.1%
    Unisource Energy Corp. ..........     80,800      1,855,976
                                                   ------------
TOTAL COMMON STOCK
  (Cost $134,446,948)................               143,704,820
                                                   ------------
FOREIGN STOCK -- 5.1%
METALS & MINING -- 2.8%
    Corus Group PLC -- (GBP).........  1,390,000      1,187,608
    Lihir Gold Ltd. -- (AUD)*........  6,364,100      2,942,644
    Rio Tinto PLC -- (GBP)...........     32,400        575,064
                                                   ------------
                                                      4,705,316
                                                   ------------
NON-FERROUS METALS -- 0.1%
    Bougainville Copper
      Ltd. -- (AUD)*.................  1,268,992         90,271
                                                   ------------
PETROLEUM EXPLORATION & PRODUCTION -- 2.2%
    BG Group PLC -- (GBP)............    343,000      1,351,923
    Compagnie Generale de Geophysique
      SA -- (FRF)*...................     40,600      2,211,752
                                                   ------------
                                                      3,563,675
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $7,850,813)..................                 8,359,262
                                                   ------------
PREFERRED STOCK -- 2.9%
BUILDING & REAL ESTATE -- 0.9%
    Rouse Co. $3.00 Cl-Bsec..........     34,400      1,427,600
                                                   ------------
FINANCIAL SERVICES -- 1.5%
    USX Capital Trust 6.75%*.........     56,900      2,617,400
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
PRECIOUS METALS -- 0.5%
    Newtown Mining Corp. $3.25
      [CVT]sec.......................     20,000   $    784,800
                                                   ------------
TOTAL PREFERRED STOCK
  (Cost $4,265,404)..................                 4,829,800
                                                   ------------
                                          PAR
                                         (000)
                                         -----
CORPORATE OBLIGATIONS -- 0.7%
METALS & MINING
    Teck Corp. 3.75%, 07/15/06sec.
    (Cost $1,028,465)................  $   1,300      1,075,750
                                                   ------------
COMMERCIAL PAPER -- 5.9%
    Corporate Asset Funding Co.
      3.80%, 07/27/01++++............      1,800      1,795,060
    Delaware Funding Corp.
      3.79%, 07/19/01 ++++...........      1,650      1,646,872
    Massmutual Funding LLC
      3.90%, 07/12/01 ++++...........      1,000        998,809
    National Rural Utilities
      Cooperative Finance Corp.
      3.80%, 07/16/01................      1,500      1,497,625
    Sand Doller Funding LLC
      3.83%, 08/14/01 ++++...........      2,500      2,488,106
    Wal-Mart Funding Corp.
      3.86%, 07/23/01 ++++...........      1,300      1,296,934
                                                   ------------
    (Cost $9,723,597)................                 9,723,406
                                                   ------------
                                        SHARES
                                        ------
SHORT-TERM INVESTMENTS -- 0.4%
    Temporary Investment Cash Fund
    (Cost $702,616)..................    702,616        702,616
                                                   ------------
TOTAL INVESTMENTS -- 101.8%
  (Cost $158,017,843)................               168,395,654
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.8%).............                (2,945,557)
                                                   ------------
NET ASSETS -- 100.0%.................              $165,450,097
                                                   ============

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

*  Non-income producing security.

++++ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the current reporting period, these securities amounted to 4.97% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

sec.  All or a portion of the security was on loan.

See Notes to Financial Statements.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 68.4%
    Federal Home Loan Mortgage Corp.
      3.54%, 10/31/01-11/16/01.....  $   15,700   $  15,487,990
      7.00%, 07/15/05..............       1,700       1,798,066
      8.50%, 01/01/25..............       3,972       4,170,343
      8.75%, 10/01/01..............         307         307,490
                                                  -------------
                                                     21,763,889
                                                  -------------
    Federal National Mortgage
      Assoc.
      6.50%, 05/18/23..............       2,527       2,542,075
      6.596%, 03/01/17 [VR]........       1,499       1,521,125
      6.664%, 05/01/25 [VR]........         515         514,742
      7.125%, 02/15/05-01/15/30....      15,200      16,153,496
      7.185%, 01/01/25 [VR]........          83          83,161
                                                  -------------
                                                     20,814,599
                                                  -------------
    Government National Mortgage Assoc.
      6.375%, 06/20/26 [VR]........         897         915,931
      6.50%, 06/20/28-07/24/31.....      11,000      10,569,610
      6.75%, 07/20/17-07/20/24
        [VR].......................         587         603,555
      7.00%, 01/15/24-08/15/25.....       1,375       1,389,462
      7.375%, 05/20/24-01/20/26
        [VR].......................       2,948       2,997,029
      7.50%, 07/24/31 [TBA]........     163,000     167,031,831
      8.00%, 07/24/31 [TBA]........     111,000     114,986,563
      8.50%, 10/15/29 -01/15/31....      15,238      15,927,913
                                                  -------------
                                                    314,421,894
                                                  -------------
    Student Loan Marketing Assoc. [VR]
      6.762%, 04/25/04.............         185         185,023
                                                  -------------
    (Cost $358,010,942)............                 357,185,405
                                                  -------------
CORPORATE OBLIGATIONS -- 41.0%
AUTOMOBILE MANUFACTURERS -- 0.4%
    DaimlerChysler Corp.
      7.75%, 05/27/03..............       1,800       1,879,204
                                                  -------------
BUILDING MATERIALS -- 0.4%
    Enron Corp.
      5.51%, 09/10/01 [FRN],
        144A.......................       2,000       2,000,786
                                                  -------------
BUSINESS SERVICES -- 2.3%
    Cox Enterprises
      6.625%, 06/14/02 144A........      10,000      10,142,340
    Trinom Ltd.
      7.91%, 06/18/04 [FRN] 144A...       2,000       2,000,000
                                                  -------------
                                                     12,142,340
                                                  -------------
ENTERTAINMENT & LEISURE -- 0.9%
    Time Warner Entertainment
      9.625%, 05/01/02.............       3,500       3,627,572
    Time Warner, Inc.
      6.10%, 12/30/01 144A.........       1,250       1,256,775
                                                  -------------
                                                      4,884,347
                                                  -------------
ENVIRONMENTAL SERVICES -- 1.6%
    USA Waste Services, Inc.
      6.50%, 12/15/02..............       4,145       4,176,191
      6.125%, 07/15/11.............       4,000       4,000,204
                                                  -------------
                                                      8,176,395
                                                  -------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
FINANCIAL-BANK & TRUST -- 0.7%
    Banco Nacional Obra Services
      9.625%, 11/15/03.............  $    1,200   $   1,299,000
    Bank of America Corp.
      8.625%, 11/15/03.............       1,000       1,073,343
    Beneficial Corp. Cl-H
      6.77%, 01/09/02 [FRN]........       1,500       1,501,004
                                                  -------------
                                                      3,873,347
                                                  -------------
FINANCIAL SERVICES -- 9.8%
    Bear Stearns Co., Inc.
      6.596%, 03/28/03 [FRN].......         700         699,221
      4.655%, 05/24/04 [FRN].......       7,300       7,304,635
    Capital One Bank
      6.62%, 08/04/03..............       4,000       4,018,324
    Finova Capital Corp.
      7.34%, 11/08/02 [FRN]........       1,000         943,750
    Ford Motor Credit Co.
      7.23%, 06/30/05 [FRN]........       2,600       2,574,489
      7.60%, 08/01/05 [FRN]........       5,700       5,950,982
      6.875%, 02/01/06.............       4,000       4,056,320
    General Motors Acceptance Corp.
      4.53%, 05/16/03 [FRN]........       1,300       1,301,405
      7.035%, 07/21/03 [FRN].......       4,100       4,105,773
      5.548%, 01/20/04 [FRN].......       4,500       4,523,540
    Golden State Holdings Corp.
      7.00%, 08/01/03..............       4,000       4,002,124
    Goldman Sachs Group
      7.125%, 03/01/03 144A........       1,000       1,029,568
    Heller Financial, Inc.
      5.76%, 04/22/02 [FRN]........       1,700       1,720,937
      4.469%, 05/07/02 [FRN].......       1,000         999,663
    Household Finance Corp.
      4.406%, 05/28/04 [VR]........       7,500       7,506,682
    Lehman Brothers Holdings, Inc.
      6.375%, 05/07/02 [FRN].......       1,200       1,219,351
                                                  -------------
                                                     51,956,764
                                                  -------------
FOOD -- 1.4%
    Conagra, Inc.
      7.50%, 09/15/05..............       4,000       4,155,156
    Fred Meyer, Inc.
      7.15%, 03/01/03..............       3,000       3,109,827
                                                  -------------
                                                      7,264,983
                                                  -------------
INDUSTRIAL PRODUCTS -- 2.5%
    Amerco, Inc.
      7.20%, 04/01/02..............       5,000       4,950,600
    Raytheon Co.
      6.45%, 08/15/02..............       7,900       7,929,791
                                                  -------------
                                                     12,880,391
                                                  -------------
INSURANCE -- 1.6%
    Marsh & McLennan Co., Inc.
      6.625%, 06/15/04.............       8,000       8,225,624
                                                  -------------
OIL & GAS -- 0.2%
    Occidental Petroleum Corp.
      6.40%, 04/01/03 [VR].........       1,000       1,014,939
                                                  -------------

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
PAPER & FOREST PRODUCTS -- 1.6%
    International Paper Co.
      6.666%, 07/08/02 [FRN].......  $    2,000   $   2,002,284
      6.125%, 11/01/03 [FRN].......       1,500       1,512,056
    International Paper Co.
      4.989%, 06/20/04 [VR] 144A...       5,000       5,000,000
                                                  -------------
                                                      8,514,340
                                                  -------------
RETAIL & MERCHANDISING -- 1.5%
    Kmart Corp.
      8.00%, 12/13/01..............       3,150       3,161,142
    Safeway, Inc.
      7.00%, 09/15/02..............       4,400       4,483,239
                                                  -------------
                                                      7,644,381
                                                  -------------
TELECOMMUNICATIONS -- 6.4%
    British Telecom PLC
      7.625%, 12/15/05.............       8,400       8,824,350
    Centurytel, Inc.
      7.75%, 10/15/02 [VR].........       6,000       6,141,150
    Deutsche Telekom International
      Finance
      7.75%, 06/15/05..............       5,000       5,225,500
    France Telecom
      6.324%, 03/14/03 [FRN],
        144A.......................       6,500       6,578,839
      7.20%, 03/01/06 144A.........       2,500       2,572,560
      7.75%, 03/01/11 144A.........       4,000       4,084,012
                                                  -------------
                                                     33,426,411
                                                  -------------
UTILITIES -- 9.7%
    Arizona Public Service
      6.109%, 11/15/01 [FRN].......       8,000       8,007,136
    Cleveland Electric Illuminating
      Co.
      7.625%, 08/01/02.............       2,100       2,153,088
    Detroit Edison Co.
      6.75%, 03/17/03..............       5,000       5,106,940
    KN Energy, Inc.
      6.45%, 11/30/01..............      10,000      10,072,910
    Marlin Water Trust
      7.09%, 12/15/01 144A.........       2,000       2,013,336
    Nevada Power Co.
      6.20%, 04/15/04..............       4,500       4,367,232
    Niagara Mohawk Power Corp.
      7.75%, 05/15/06..............       4,590       4,809,622
    Southern California Edison
      5.975%, 05/01/02 [FRN].......       1,000         745,000
    Teco Energy, Inc.
      7.00%, 10/01/15..............       3,000       3,063,579
    Texas Utilities Co.
      6.62%, 07/01/01..............       2,638       2,638,097
    Texas Utilities Co.
      4.31%, 06/15/03 [VR] 144A....       2,500       2,500,000
    United Illuminating Co.
      6.25%, 12/15/02..............       5,000       5,056,315
                                                  -------------
                                                     50,533,255
                                                  -------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $211,419,540)..............                 214,417,507
                                                  -------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
COLLATERALIZED MORTGAGE OBLIGATIONS -- 37.2%
    Bear Stearns Mortgage Trust Series 2001-3
      Cl-IVA
      7.017%, 01/25/32 [VR]........  $   14,808   $  14,889,324
    Champion Home Loan Equity Trust
      Series 1996-1 Cl-A3
      8.05%, 05/25/28..............         498         506,326
    Chase Series 1999-S8 Cl-A1
      6.35%, 06/25/29..............      10,072      10,241,669
    Citicorp Mortgage Securities,
      Inc. Series 1992-17 Cl-A
      7.78%, 09/25/22..............         592         607,768
    Conseco Financial Lease LLC
      Series 2001-1 Cl-A3
      7.36%, 04/20/04..............       8,064       8,302,796
    Countrywide Home Loans Series
      1997-7 Cl-A10
      6.90%, 12/25/27..............       1,997       2,010,388
    Countrywide Home Loans Series
      1999-3 Cl-A2
      6.05%, 04/25/29..............      11,700      11,764,467
    Dime Savings Bank Series
      1998-1A Cl-A
      7.063%, 11/01/18.............         454         425,426
    Duck Auto Grantor Trust Series
      1999-A Cl-A
      5.65%, 03/15/04 144A.........         462         462,962
    Federal Home Loan Mortgage
      Corp. Series 1725 Cl-B
      7.00%, 10/15/20..............       5,348       5,411,264
    Federal Home Loan Mortgage
      Corp. Series B Cl-3
      12.50%, 09/30/13.............         180         200,073
    Federal Housing Authority
      7.46%, 08/25/23..............       2,435       2,430,538
    Federal National Mortgage
      Assoc. Series 1988-22 Cl-A
      6.798%, 08/25/18.............          77          77,677
    Federal National Mortgage
      Assoc. Series 1993-131 Cl-Z
      7.00%, 07/25/08..............       9,608       9,830,022
    Federal National Mortgage
      Assoc. Series 1996-39 Cl-H
      8.00%, 11/25/23..............       1,435       1,474,616
    G-Wing Ltd. Series 2001-WH1A
      Cl-A
      5.526%, 11/06/03 144A........       2,168       2,164,125
    Government National Mortgage
      Assoc. Series 1997-1 Cl-A
      7.25%, 12/16/23..............       2,144       2,177,317
    Green Tree Financial Corp.
      Series 1999-5 Cl-A2
      6.77%, 04/01/31..............      10,600      10,792,923
    Green Tree Financial Corp.
      Series 1999-5 Cl-A3
      6.97%, 04/01/31..............       6,000       6,197,002

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
    Green Tree Home Equity Loan
      Trust Series 1999-C Cl-A4
      7.18%, 07/15/30..............  $   10,700   $  11,048,972
    Mellon Residential Funding
      Corp. Series 1998-2 Cl-A2
      5.652%, 06/26/28.............         852         849,989
    Merrill Lynch Mortgage
      Investors, Inc. Series
      1995-C2 Cl-B
      7.069%, 06/15/21.............         531         541,619
    Nomura Asset Securities Corp.
      Series 1994-1 Cl-A5
      4.637%, 01/25/09.............       2,050       2,068,738
    Pegasus Aviation Lease
      Securitization Series 1999
      Cl-A1 144A
      6.30%, 03/25/29..............       6,259       6,268,192
    PNC Mortgage Securities Corp.
      Series 1997-1 Cl-A6
      7.50%, 02/25/27..............       2,965       3,067,154
    Prudential Home Mortage
      Securities Series 1992-13
      Cl-A7
      7.50%, 06/25/07..............       4,934       5,029,402
    Prudential Home Mortgage
      Securities Series 1994-22
      Cl-A5
      7.30%, 06/25/24..............       3,796       3,819,754
    Residential Accredit Loans,
      Inc. Series 1997-QS8 Cl-A9
      7.375%, 08/25/27.............       2,000       2,002,501
    Residential Funding Mortgage
      Securities II Series 1993-S20
      Cl-A8
      6.982%, 06/25/08.............       2,636       2,660,662
    Residential Funding Mortgage
      Securities II Series 1997-S6
      Cl-A5
      7.00%, 05/25/12..............       2,687       2,713,898
    Resolution Trust Corp. Series
      1991-M1 Cl-A1
      7.048%, 05/25/19.............         348         346,438
    Resolution Trust Corp. Series
      1993-1P Cl-A1
      8.727%, 05/25/22 144A........         159         156,256
    Resolution Trust Corp. Series
      1994-1 Cl-M5
      7.625%, 09/25/29.............         629         629,838
    Small Business Investment
      Companies Series 1997-P10B1
      Cl-1
      7.31%, 05/10/07..............       3,711       3,897,995
    Structured Asset Securities
      Corp. Series 2000-3 Cl-2A6
      8.00%, 07/25/30..............      10,000      10,462,698
    SVO Timeshare Mortgage Corp.
      Series 2001-AA Cl-A
      5.47%, 10/20/13 144A.........       6,500       6,477,528
    Travelers Mortgage Securities
      Corp. Series 1984-1 Cl-Z2
      12.00%, 03/01/14.............       1,265       1,377,175

                                        PAR
                                       (000)          VALUE
                                       -----          -----
    United Mortgage Securities
      Corp. Series 1994-1 Cl-AS
      7.12%, 06/25/32..............  $    7,526   $   7,664,280
    Vendee Mortgage Trust Series
      1997-2 Cl-C
      7.50%, 08/15/17..............         640         646,263
    Washington Mutual Series
      1999-WM1 Cl-2A2
      6.015%, 10/19/39.............      15,243      15,604,414
    Washington Mutual Series
      1999-WM1 Cl-M1
      6.605%, 10/19/39.............       9,019       9,073,175
    Wells Fargo Mortgage Backed
      Securities Trust Series
      2001-16 Cl-A1
      6.125%, 07/25/31.............       8,000       7,993,750
                                                  -------------
    (Cost $190,261,107)............                 194,367,374
                                                  -------------
U.S. TREASURY OBLIGATIONS -- 3.0%
    U.S. Treasury Bills
      3.374%, 10/18/01#............       3,800       3,760,468
                                                  -------------
    U.S. Treasury Inflationary
      Bonds
      3.625%, 07/15/02-04/15/28
        #..........................         700         787,717
      3.875%, 01/15/09-04/15/29....      10,000      11,140,921
                                                  -------------
                                                     11,928,638
                                                  -------------
    (Cost $15,670,229).............                  15,689,106
                                                  -------------
SOVEREIGN ISSUES -- 2.7%
EGYPT -- 1.0%
    Egypt (Arab Republic of)
      8.75%, 07/11/11 144A.........       5,000       4,994,050
                                                  -------------
KOREA -- 1.7%
    Korea Development Bank
      7.125%, 09/17/01.............       8,902       8,942,638
                                                  -------------
TOTAL SOVEREIGN ISSUES
  (Cost $13,890,930)...............                  13,936,688
                                                  -------------
BANK LOAN OBLIGATIONS -- 0.1%
    Starwood Hotel Trust II
      8.573%, 02/23/03 [FRN] 144A
    (Cost $752,146)................         750         750,000
                                                  -------------
                                     PRINCIPAL
                                      IN LOCAL
                                      CURRENCY
                                       (000)
                                     ---------
FOREIGN BONDS -- 0.1%
AUSTRIA
    Republic of Austria
      5.50%, 01/15/10
    (Cost $688,938)................         800         688,090
                                                  -------------

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----      -------------
COMMERCIAL PAPER -- 5.1%
    General Electric Capital Corp.
      3.81%, 08/14/01..............  $   15,500   $  15,428,286
      3.86%, 10/02/01..............         500         495,285
    Queensland Treasury Corp.
      3.92%, 07/23/01..............       1,400       1,396,646
    UBS Finance Co.
      3.78%, 08/22/01..............       9,000       8,949,312
      3.87%, 10/02/01..............         500         495,285
                                                  -------------
    (Cost $26,765,343).............                  26,764,814
                                                  -------------
                                       SHARES
                                       ------
SHORT-TERM INVESTMENTS -- 0.2%
    Temporary Investment Cash
      Fund.........................     533,827         533,827
    Temporary Investment Fund......     533,827         533,827
                                                  -------------
    (Cost $1,067,654)..............                   1,067,654
                                                  -------------
TOTAL INVESTMENTS -- 157.8%
    (Cost $818,526,829)............                 824,866,638
                                                  -------------
                                        PAR
                                       (000)
                                       -----
SHORT SALES -- (2.0)%
    Government National Mortgage
      Assoc. 7.50%, 07/24/31
    (Cost $(10,275,781))...........  $  (10,000)    (10,253,125)
                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (55.8%)................                (291,987,009)
                                                  -------------
NET ASSETS -- 100.0%...............               $ 522,626,504
                                                  =============

Foreign currency exchange contracts outstanding at June 30, 2001:

                                         IN
SETTLEMENT               CONTRACTS    EXCHANGE   CONTRACTS     UNREALIZED
  MONTH      TYPE        TO DELIVER     FOR      AT VALUE     APPRECIATION
---------------------------------------------------------------------------
07/01        Sell   EUR   380,000     $321,974   $321,628         $346
                                      ========   ========         ====

# Securities with an aggregate market value of $787,717 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                                            NOTIONAL
                         EXPIRATION          AMOUNT      UNREALIZED
      DESCRIPTION          MONTH             (000)     (DEPRECIATION)
---------------------------------------------------------------------
Euro Dollar............    06/02      EUR   $31,500      $ (36,788)
Euro Dollar............    09/02      EUR    31,500        (35,775)
Euro Dollar............    12/02      EUR    31,500        (36,469)
Euro Dollar............    03/03      EUR    31,500        (44,531)
                                                         ---------
                                                         $(153,563)
                                                         =========

Interest rate swap agreements outstanding at June 30, 2001:

                                          NOTIONAL
                             EXPIRATION    AMOUNT      UNREALIZED
        DESCRIPTION            MONTH       (000)      APPRECIATION
-------------------------------------------------------------------
Receive fixed rate payments
  of 6.00% and pay variable
  rate payments on the
  three month LIBOR-BBA
  floating rate............    06/03      $139,700      $275,908
                                                        ========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.

AST ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 97.3%
AEROSPACE -- 0.7%
    Honeywell International,
      Inc. .........................      77,500   $  2,711,725
                                                   ------------
BEVERAGES -- 0.5%
    Anheuser-Busch Companies,
      Inc. .........................      54,800      2,257,760
                                                   ------------
BROADCASTING -- 2.3%
    Comcast Corp. Cl-A*sec..........     221,300      9,604,420
                                                   ------------
BUSINESS SERVICES -- 1.2%
    First Data Corp. ...............      75,500      4,850,875
                                                   ------------
COMPUTER HARDWARE -- 0.2%
    Dell Computer Corp.*............      30,000        778,500
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 9.5%
    Cisco Systems, Inc.*sec.........     491,400      8,943,480
    Electronic Data Systems
      Corp. ........................     146,200      9,137,500
    Microsoft Corp.*................     229,600     16,760,800
    Sun Microsystems, Inc.*.........     102,600      1,612,872
    Veritas Software Corp.*sec......      42,900      2,854,137
                                                   ------------
                                                     39,308,789
                                                   ------------
CONGLOMERATES -- 6.3%
    Philip Morris Co., Inc. ........     127,700      6,480,775
    Tyco International Ltd.sec......     360,438     19,643,871
                                                   ------------
                                                     26,124,646
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.9%
    Colgate-Palmolive Co. ..........      79,300      4,677,907
    Johnson & Johnson Co.sec........      60,200      3,010,000
                                                   ------------
                                                      7,687,907
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.4%
    General Electric Co. ...........     285,500     13,918,125
                                                   ------------
ENTERTAINMENT & LEISURE -- 9.3%
    AOL Time Warner, Inc.*..........     449,000     23,797,000
    Harley-Davidson, Inc.sec........      87,000      4,095,960
    Viacom, Inc. Cl-B*sec...........     204,600     10,588,050
                                                   ------------
                                                     38,481,010
                                                   ------------
FINANCIAL-BANK & TRUST -- 5.7%
    Bank of America Corp. ..........      16,600        996,498
    MBNA Corp. .....................     605,500     19,951,225
    Morgan, (J.P.) & Co. Ltd. ......      61,200      2,729,520
                                                   ------------
                                                     23,677,243
                                                   ------------
FINANCIAL SERVICES -- 13.9%
    Citigroup, Inc. ................     456,300     24,110,892
    Fannie Mae......................      85,200      7,254,780
    Freddie Mac.....................     198,600     13,902,000
    Goldman Sachs Group, Inc.sec....      12,400      1,063,920
    Household International,
      Inc. .........................      95,900      6,396,530
    Merrill Lynch & Co., Inc. ......      88,900      5,267,325
                                                   ------------
                                                     57,995,447
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
HEALTHCARE SERVICES -- 2.9%
    Tenet Healthcare Corp.*.........      46,800   $  2,414,412
    UnitedHealth Group, Inc. .......     152,500      9,416,875
                                                   ------------
                                                     11,831,287
                                                   ------------
INSURANCE -- 2.9%
    American International Group,
      Inc.sec.......................     138,300     11,893,800
                                                   ------------
MACHINERY & EQUIPMENT -- 0.5%
    Baker Hughes, Inc.sec...........      66,400      2,224,400
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    Baxter International, Inc. .....      60,800      2,979,200
    Medtronic, Inc. ................     100,100      4,605,601
                                                   ------------
                                                      7,584,801
                                                   ------------
OIL & GAS -- 4.7%
    Apache Corp. ...................      13,300        674,975
    BP PLC [ADR]....................     208,300     10,383,755
    Chevron Corp.sec................      56,800      5,140,400
    Transocean Sedco Forex,
      Inc.sec.......................      77,700      3,205,125
                                                   ------------
                                                     19,404,255
                                                   ------------
PHARMACEUTICALS -- 12.0%
    Cardinal Health, Inc. ..........      65,600      4,526,400
    Pfizer, Inc. ...................     552,700     22,135,635
    Pharmacia Corp. ................     343,300     15,774,635
    Schering-Plough Corp. ..........     215,500      7,809,720
                                                   ------------
                                                     50,246,390
                                                   ------------
RETAIL & MERCHANDISING -- 8.7%
    Home Depot, Inc. ...............     229,600     10,687,880
    Kohl's Corp.*sec................     242,000     15,180,660
    Target Corp. ...................     116,400      4,027,440
    Walgreen Co.sec.................     173,900      5,938,685
                                                   ------------
                                                     35,834,665
                                                   ------------
SEMICONDUCTORS -- 0.3%
    Applied Materials, Inc.*sec.....      23,900      1,173,490
                                                   ------------
TELECOMMUNICATIONS -- 8.4%
    Amdocs Ltd.*sec.................      81,800      4,404,930
    AT&T Corp. Liberty Media Group
      Cl-A*sec......................     301,800      5,278,482
    AT&T Wireless Group*sec.........     390,200      6,379,770
    Nokia Corp. Cl-A [ADR]sec.......     539,300     11,886,172
    Vodafone Airtouch PLC
      [ADR]sec......................     306,500      6,850,275
                                                   ------------
                                                     34,799,629
                                                   ------------

AST ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
UTILITIES -- 0.2%
    Dynegy, Inc. ...................      17,200   $    799,800
                                                   ------------
TOTAL COMMON STOCK
  (Cost $432,676,334)...............                403,188,964
                                                   ------------
SHORT-TERM INVESTMENTS -- 2.5%
    Temporary Investment Cash
      Fund..........................   5,076,864      5,076,864
    Temporary Investment Fund.......   5,076,863      5,076,863
                                                   ------------
    (Cost $10,153,727)..............                 10,153,727
                                                   ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $442,830,061)...............                413,342,691
OTHER ASSETS LESS
  LIABILITIES -- 0.2%...............                    931,302
                                                   ------------
NET ASSETS -- 100.0%................               $414,273,993
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOREIGN STOCK -- 86.4%
BELGIUM -- 1.0%
    Interbrew 144A..................     275,324   $  7,365,344
                                                   ------------
BRAZIL -- 3.5%
    Embraer Aircraft Corp. SA
      [ADR].........................     133,110      5,197,946
    Petroleo Brasileiro SA [ADR]....     490,525     11,473,379
    Petroleo Brasileiro SA NY Reg.
      [ADR].........................     247,070      6,423,819
    Telecomunicacoes Brasileiras SA
      Pfd. [ADR]....................      62,090      2,902,708
    Telesp Celular Participacoes SA
      [ADR].........................      72,010      1,090,952
                                                   ------------
                                                     27,088,804
                                                   ------------
CANADA -- 4.8%
    Anderson Exploration Ltd.*......      50,446      1,018,853
    Bombardier, Inc. Cl-B...........     590,701      8,874,761
    Canadian National Railway
      Co. ..........................       1,855         75,077
    Celestica, Inc.*................     120,590      6,210,385
    Corus Entertainment, Inc.*......     146,400      3,347,532
    Husky Energy, Inc. .............     123,501      1,320,005
    Shaw Communications, Inc.
      Cl-B..........................     629,483     14,874,706
    Suncor Energy, Inc. ............      48,552      1,234,948
                                                   ------------
                                                     36,956,267
                                                   ------------
FINLAND -- 2.5%
    Nokia AB Oyj....................     394,716      8,945,301
    Nokia Corp. Cl-A [ADR]..........     475,568     10,481,519
                                                   ------------
                                                     19,426,820
                                                   ------------
FRANCE -- 8.8%
    AXA SA..........................     193,340      5,507,679
    European Aeronautic Defense
      SA............................     258,737      4,764,087
    Havas Advertising SA............     151,233      1,664,377
    Schneider SA....................     170,972      9,451,485
    STMicroelectronics NV...........     411,847     14,294,916
    STMicroelectronics NV NY
      Reg. .........................      96,926      3,295,484
    Total Fina SA Cl-B..............     158,492     22,192,423
    Vivendi Universal SA............      62,075      3,618,116
    Vivendi Universal SA [ADR]......      54,576      3,165,408
                                                   ------------
                                                     67,953,975
                                                   ------------
GERMANY -- 4.1%
    Bayerische Motoren Werke AG.....     109,267      3,616,826
    Deutsche Boerse AG 144A.........     214,600      7,539,450
    Marschollek, Lautenschlaeger und
      Partner AG Pfd. ..............      78,791      8,671,252
    Porsche AG Pfd. ................      32,814     11,306,169
    Siemens AG......................      12,513        768,000
                                                   ------------
                                                     31,901,697
                                                   ------------
HONG KONG -- 7.3%
    China Mobile Ltd.*..............   2,342,000     12,371,151
    China Mobile Ltd. [ADR]*........     837,635     22,440,241
    Citic Pacific Ltd. .............   1,203,000      3,724,850
    Legend Holdings Ltd. ...........  15,870,000      8,901,865
    Petrochina Co. Ltd. ............   8,620,500      1,790,496
    Television Broadcasts Ltd. .....   1,660,000      6,980,844
                                                   ------------
                                                     56,209,447
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
ISRAEL -- 0.4%
    Check Point Software
      Technologies Ltd.*............      59,485   $  3,008,156
                                                   ------------
JAPAN -- 16.1%
    Eisai Co. Ltd. .................     216,000      4,840,775
    Furukawa Electric Co. ..........     155,000      1,236,614
    Hoya Corp. .....................      63,000      3,990,680
    Japan Tobacco, Inc. ............         994      6,854,316
    Kirin Brewery Co. Ltd. .........     723,000      6,150,819
    NEC Corp. ......................      89,000      1,202,456
    Nippon Telegraph & Telephone
      Corp. ........................         363      1,891,905
    NTT Mobile Communication
      Network, Inc. ................       2,145     37,322,120
    Rohm Co. Ltd. ..................      23,100      3,589,592
    Shionogi & Co. Ltd. ............     117,000      2,439,150
    Sony Corp. .....................     103,900      6,831,384
    Takeda Chemical Industries
      Ltd. .........................     248,000     11,533,443
    Tyco International Ltd. ........     567,345     30,920,302
    Yamanouchi Pharmaceutical Co.
      Ltd. .........................     182,000      5,107,622
                                                   ------------
                                                    123,911,178
                                                   ------------
KOREA -- 0.9%
    Samsung Electronics Co. ........      17,140      2,530,563
    SK Telecom Co. Ltd. [ADR].......     267,416      4,519,330
                                                   ------------
                                                      7,049,893
                                                   ------------
MEXICO -- 6.0%
    America Movil Cl-L [ADR]........     583,770     12,177,442
    Grupo Televisa SA [GDR]*........     346,470     13,862,265
    Telefonos de Mexico SA Cl-L
      [ADR].........................     563,490     19,772,864
                                                   ------------
                                                     45,812,571
                                                   ------------
NETHERLANDS -- 6.4%
    Aegon NV........................     491,990     13,848,724
    AKZO Nobel NV...................      53,954      2,283,787
    ASM Lithography Holding NV*.....     161,858      3,629,761
    ASM Lithography Holding NV NY
      Reg.*.........................     198,850      4,424,413
    Getronics NV....................     266,952      1,107,366
    Koninklijke Ahold NV............     140,764      4,409,153
    Philips Electronics NV..........      29,750        788,555
    Unilever NV.....................     170,382     10,212,188
    Vedior NV 144A..................     269,572      2,441,858
    Wolters Kluwer NV...............     238,736      6,416,873
                                                   ------------
                                                     49,562,678
                                                   ------------
NORWAY -- 0.8%
    Orkla ASA Cl-A..................     200,736      3,633,900
    Tomra Systems ASA...............     137,482      2,164,832
                                                   ------------
                                                      5,798,732
                                                   ------------
SINGAPORE -- 1.1%
    Datadraft Asia Ltd..............   1,606,465      6,554,377
    Flextronics International
      Ltd.*.........................      80,320      2,097,155
                                                   ------------
                                                      8,651,532
                                                   ------------

                                        72
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--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
SPAIN -- 4.3%
    Banco Bilbao Vizcaya SA.........   1,587,870   $ 20,539,986
    Industria de Diseno Textil SA*
      144A..........................     106,287      1,696,107
    Repsol SA.......................      92,592      1,528,516
    Telefonica SA*..................     671,379      8,275,438
    Telefonica SA [ADR]*............      24,841        925,079
                                                   ------------
                                                     32,965,126
                                                   ------------
SWEDEN -- 2.5%
    Assa Abloy AB Cl-B..............     661,689      9,452,682
    Ericsson, (L.M.) Telephone Co.
      [ADR].........................     301,654      1,634,965
    Securitas AB Cl-B...............     456,271      7,985,252
                                                   ------------
                                                     19,072,899
                                                   ------------
SWITZERLAND -- 5.8%
    Adecco SA.......................      35,818      1,685,928
    Julius Baer Holdings AG Cl-B....         941      3,620,338
    Novartis AG.....................      14,980        542,159
    Roche Holding AG................     128,500      9,258,492
    Serono SA Cl-B..................       8,991      8,919,216
    Syngenta AG N.Y. Reg.*..........     103,345      5,433,612
    UBS AG..........................      16,428      2,353,582
    Zurich Financial Services AG....      37,687     12,853,440
                                                   ------------
                                                     44,666,767
                                                   ------------
UNITED KINGDOM -- 10.1%
    AMVESCAP PLC....................      70,990      1,233,037
    AstraZeneca Group PLC...........     142,124      6,622,179
    Cambridge Antibody Technology
      Group PLC*....................     137,224      4,025,839
    Capita Group PLC................     961,272      6,252,736
    Chubb PLC.......................   2,264,513      5,270,901
    Colt Telecom Group PLC*.........     180,486      1,248,880
    Compass Group PLC...............     348,507      2,779,116
    Diageo PLC......................     410,226      4,500,180
    Dimension Data Holdings PLC*....     720,008      2,723,966
    Energis PLC*....................     890,209      2,363,149
    Hays PLC........................     742,420      1,913,400
    Lloyds TSB Group PLC............     208,597      2,087,349
    Michael Page International
      PLC*..........................   1,282,501      2,525,212
    Oxford GlycoSciences PLC*.......     281,452      4,393,791
    Reckitt Benckiser PLC...........   1,202,835     17,339,717
    Safeway PLC.....................     137,801        780,549
    Standard Chartered PLC..........     290,082      3,741,125
    Vodafone AirTouch PLC...........   2,575,143      5,704,190
    WPP Group PLC...................     207,176      2,039,621
                                                   ------------
                                                     77,544,937
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $709,790,750)...............                664,946,823
                                                   ------------
U.S. STOCK -- 4.2%
COMPUTER SERVICES & SOFTWARE -- 1.1%
    Comverse Technology, Inc........     148,825      8,575,297
                                                   ------------
OIL & GAS -- 0.6%
    Schlumberger Ltd................      86,645      4,561,859
                                                   ------------
PHARMACEUTICALS -- 0.6%
    Pharmacia Corp..................      97,398      4,475,438
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
TELECOMMUNICATIONS -- 1.2%
    Amdocs Ltd.*....................     172,910   $  9,311,204
                                                   ------------
TRANSPORTATION -- 0.0%
    Canadian National Railway Co....       1,970         79,785
                                                   ------------
UTILITIES -- 0.7%
    AES Corp.*......................     119,725      5,154,161
                                                   ------------
TOTAL U.S. STOCK
  (Cost $35,048,369)................                 32,157,744
                                                   ------------
                                         PAR
                                        (000)
                                        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.2%
    Federal Home Loan Bank
      3.51%, 09/27/01...............
    (Cost $24,785,500)..............  $   25,000     24,778,186
                                                   ------------
COMMERCIAL PAPER -- 4.6%
    CIT Group Holdings
      4.14%, 07/02/01...............
    (Cost $35,695,895)..............      35,700     35,695,895
                                                   ------------
TOTAL INVESTMENTS -- 98.4%
  (Cost $805,320,514)...............                757,578,648
OTHER ASSETS LESS
  LIABILITIES -- 1.6%...............                 11,945,960
                                                   ------------
NET ASSETS -- 100.0%................               $769,524,608
                                                   ============

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2001. Percentages are based on net assets.

INDUSTRY
--------
Advertising.................................................   0.5%
Aerospace...................................................   1.3%
Automobile Manufacturers....................................   1.9%
Beverages...................................................   2.3%
Broadcasting................................................   5.1%
Business Services...........................................   3.8%
Chemicals...................................................   1.0%
Computer Services & Software................................   2.0%
Consumer Products & Services................................   2.3%
Electronic Components & Equipment...........................   3.4%
Environmental Services......................................   0.3%
Farming & Agriculture.......................................   0.9%
Financial-Bank & Trust......................................   4.2%
Financial Services..........................................   2.3%
Food........................................................   2.8%
Healthcare Services.........................................   0.5%
Insurance...................................................   4.2%
Machinery & Equipment.......................................   7.6%
Oil & Gas...................................................   6.1%
Pharmaceuticals.............................................   7.5%
Printing & Publishing.......................................   0.8%
Real Estate.................................................   0.5%
Retail & Merchandising......................................   0.2%
Semiconductors..............................................   3.9%
Telecommunications..........................................  21.0%
                                                              ----
Total.......................................................  86.4%
                                                              ====

                                        73
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AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 2001:

                                               IN                         UNREALIZED
SETTLEMENT                  CONTRACTS       EXCHANGE      CONTRACTS     APPRECIATION/
MONTH        TYPE          TO RECEIVE         FOR          AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------
08/01        Buy    CAD       4,000,000   $  2,616,004   $  2,632,912    $    16,908
11/01        Buy    CHF      17,200,000      9,648,428      9,569,312        (79,116)
08/01        Buy    EUR      10,500,000     10,000,479      8,872,790     (1,127,689)
10/01        Buy    EUR       9,050,000      7,697,284      7,643,630        (53,654)
11/01        Buy    EUR      77,700,000     66,981,806     65,624,525     (1,357,281)
10/01        Buy    GBP       4,500,000      6,241,642      6,319,307         77,665
11/01        Buy    GBP      11,700,000     16,456,196     16,429,970        (26,226)
07/01        Buy    JPY     390,000,000      3,338,051      3,135,925       (202,126)
10/01        Buy    JPY   1,525,000,000     12,752,835     12,322,349       (430,486)
11/01        Buy    JPY   1,770,000,000     14,677,059     14,302,130       (374,929)
07/01        Buy    KOR     600,000,000        460,697        460,879            182
10/01        Buy    KOR   1,200,000,000        916,822        921,762          4,940
07/01        Buy    SGD       4,600,000      2,571,730      2,523,006        (48,724)
                                          ------------   ------------    -----------
                                          $154,359,033   $150,758,497    $(3,600,536)
                                          ============   ============    ===========

                                               IN                         UNREALIZED
SETTLEMENT                  CONTRACTS       EXCHANGE      CONTRACTS     APPRECIATION/
MONTH        TYPE          TO RECEIVE         FOR          AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------
07/01        Sell   CAD       3,900,000   $  2,536,854   $  2,567,494    $   (30,640)
08/01        Sell   CAD      11,600,000      7,517,612      7,635,515       (117,903)
10/01        Sell   CHF      12,100,000      7,005,190      6,731,682        273,508
11/01        Sell   CHF      28,900,000     17,054,537     16,077,827        976,710
07/01        Sell   EUR      12,100,000     11,205,562     10,144,392      1,061,170
08/01        Sell   EUR      10,500,000      9,119,047      8,873,672        245,375
10/01        Sell   EUR      28,450,000     25,316,095     24,027,751      1,288,344
11/01        Sell   EUR     117,800,000    104,898,739     99,489,171      5,409,568
10/01        Sell   GBP       5,000,000      7,140,353      7,021,247        119,106
11/01        Sell   GBP      27,000,000     38,743,626     37,914,548        829,078
11/01        Sell   HKD     403,400,000     51,649,476     51,673,538        (24,062)
07/01        Sell   JPY     560,000,000      4,864,680      4,491,762        372,918
08/01        Sell   JPY   1,890,000,000     18,008,145     15,195,340      2,812,805
10/01        Sell   JPY   3,425,000,000     28,163,488     27,675,262        488,226
11/01        Sell   JPY   6,215,000,000     51,926,642     50,218,670      1,707,972
07/01        Sell   KOR     600,000,000        465,745        460,874          4,871
08/01        Sell   KOR     750,000,000        594,381        576,080         18,301
10/01        Sell   KOR   6,000,000,000      4,626,911      4,608,768         18,143
07/01        Sell   SGD       4,600,000      2,841,409      2,522,737        318,672
                                          ------------   ------------    -----------
                                          $393,678,492   $377,906,330    $15,772,162
                                          ============   ============    ===========

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.
                                        74
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--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 97.6%
ADVERTISING -- 0.3%
    Omnicom Group, Inc.sec..........       9,300   $    799,800
    TMP Worldwide, Inc.*sec.........       7,200        425,592
                                                   ------------
                                                      1,225,392
                                                   ------------
AEROSPACE -- 2.2%
    Boeing Co. .....................     109,000      6,060,400
    General Dynamics Corp. .........      18,400      1,431,704
    Lockheed Martin Corp. ..........      11,600        429,780
    Northrop Grumman Corp. .........      20,400      1,634,040
                                                   ------------
                                                      9,555,924
                                                   ------------
AIRLINES -- 0.1%
    AMR Corp.*......................       3,118        112,653
    Delta Air Lines, Inc. ..........       4,700        207,176
                                                   ------------
                                                        319,829
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.7%
    Ford Motor Co. .................     131,703      3,233,309
                                                   ------------
AUTOMOTIVE PARTS -- 0.5%
    Cooper Tire & Rubber Co. .......      22,000        312,400
    Eaton Corp. ....................       3,000        210,300
    Lear Corp.*.....................      13,200        460,680
    Magna International, Inc.
      Cl-A..........................      22,900      1,408,121
                                                   ------------
                                                      2,391,501
                                                   ------------
BEVERAGES -- 0.8%
    Coca-Cola Co. ..................      24,000      1,080,000
    PepsiCo, Inc. ..................      55,600      2,457,520
                                                   ------------
                                                      3,537,520
                                                   ------------
BROADCASTING -- 0.9%
    Comcast Corp. Cl-A*sec..........      65,800      2,855,720
    USA Networks, Inc.*.............      30,200        851,338
                                                   ------------
                                                      3,707,058
                                                   ------------
BUILDING MATERIALS -- 0.2%
    York International Corp. .......      24,900        871,998
                                                   ------------
BUSINESS SERVICES -- 1.3%
    First Data Corp. ...............      27,300      1,754,025
    Galileo International, Inc. ....      13,400        435,500
    Manpower, Inc. .................       8,500        254,150
    Paychex, Inc.sec................      19,200        768,000
    Viad Corp. .....................      84,500      2,230,800
                                                   ------------
                                                      5,442,475
                                                   ------------
CAPITAL GOODS -- 0.0%
    SPX Corp.*sec...................       1,700        212,806
                                                   ------------
CHEMICALS -- 0.9%
    Eastman Chemical Co. ...........      27,600      1,314,588
    Engelhard Corp. ................      46,000      1,186,340
    Lyondell Chemical Co.sec........      92,000      1,414,960
                                                   ------------
                                                      3,915,888
                                                   ------------
CLOTHING & APPAREL -- 0.2%
    Liz Claiborne, Inc. ............       2,600        131,170
    Talbots, Inc. ..................      12,600        551,250
                                                   ------------
                                                        682,420
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
COMPUTER HARDWARE -- 3.0%
    Compaq Computer Corp. ..........      49,700   $    769,853
    Dell Computer Corp.*............      69,700      1,808,715
    EMC Corp.*......................      81,678      2,372,746
    Hewlett-Packard Co. ............       8,700        248,820
    International Business Machines
      Corp. ........................      68,200      7,706,600
                                                   ------------
                                                     12,906,734
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 6.1%
    Adobe Systems, Inc. ............      16,000        752,000
    Automatic Data Processing,
      Inc. .........................       8,100        402,570
    Cerner Corp. ...................       7,400        310,800
    Cisco Systems, Inc.*............     204,700      3,725,540
    Computer Associates
      International, Inc. ..........      20,100        723,600
    Electronic Data Systems
      Corp. ........................      49,200      3,075,000
    Mentor Graphics Corp.*..........      49,300        862,750
    Microsoft Corp.*................     162,300     11,847,900
    NVIDIA Corp.*...................       2,200        204,050
    Oracle Corp.*...................     129,800      2,466,200
    Sun Microsystems, Inc.*.........      95,300      1,498,116
    Tech Data Corp.*................      24,900        830,664
                                                   ------------
                                                     26,699,190
                                                   ------------
CONGLOMERATES -- 3.1%
    Corning, Inc.sec................      39,200        655,032
    ITT Industries, Inc. ...........      51,700      2,287,725
    Johnson Controls, Inc. .........       7,200        521,784
    Philip Morris Co., Inc. ........      39,400      1,999,550
    Tyco International Ltd. ........     144,709      7,886,641
                                                   ------------
                                                     13,350,732
                                                   ------------
CONSTRUCTION -- 0.7%
    Centex Corp. ...................       7,900        321,925
    KB Home Co. ....................      16,700        503,839
    Lennar Corp.sec.................      45,600      1,901,520
    Pulte Corp. ....................       6,800        289,884
                                                   ------------
                                                      3,017,168
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 4.4%
    Alberto-Culver Co. Cl-B.........       3,800        159,752
    Avon Products, Inc. ............      11,500        532,220
    Bausch & Lomb, Inc. ............       7,800        282,672
    Church and Dwight Co., Inc. ....      12,400        315,580
    Clorox Co.sec...................      34,700      1,174,595
    Eastman Kodak Co.sec............       4,800        224,064
    Fortune Brands, Inc. ...........      11,700        448,812
    Johnson & Johnson Co.sec........     214,600     10,730,000
    Newell Rubbermaid, Inc. ........       9,600        240,960
    Procter & Gamble Co. ...........      57,400      3,662,120
    Tupperware Corp. ...............      54,200      1,269,906
    Whirlpool Corp.sec..............       5,100        318,750
                                                   ------------
                                                     19,359,431
                                                   ------------

                                        75
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--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
CONTAINERS & PACKAGING -- 0.4%
    Ball Corp. .....................      20,400   $    970,224
    Bemis Co., Inc. ................       7,000        281,190
    Pactiv Corp. ...................      21,600        289,440
                                                   ------------
                                                      1,540,854
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.7%
    Amphenol Corp.*.................      13,600        544,680
    Analog Devices, Inc.*...........      23,900      1,033,675
    Avnet, Inc. ....................      12,800        286,976
    Comverse Technology,
      Inc.*sec......................      11,400        656,868
    Emerson Electric Co. ...........       4,200        254,100
    General Electric Co. ...........     315,300     15,370,875
    KLA-Tencor Corp.*sec............      22,400      1,309,728
    Linear Technology Corp. ........      35,700      1,578,654
    PerkinElmer, Inc. ..............      54,300      1,494,879
    Rockwell International Corp. ...      30,100      1,147,412
    Sanmina Corp.*..................      15,300        358,173
    Tektronix, Inc. ................      24,400        662,460
                                                   ------------
                                                     24,698,480
                                                   ------------
ENERGY SERVICES -- 0.1%
    C & D Technologies, Inc. .......      17,760        550,560
                                                   ------------
ENTERTAINMENT & LEISURE -- 4.2%
    AOL Time Warner, Inc.*..........     191,450     10,146,850
    Brunswick Corp. ................      61,400      1,475,442
    Callaway Golf Co. ..............      17,800        281,240
    Carnival Corp. .................      52,900      1,624,030
    Disney, (Walt) Co. .............     145,400      4,200,606
    International Game
      Technology*...................      10,000        625,900
    Sabre Group Holdings*...........       2,000        100,000
                                                   ------------
                                                     18,454,068
                                                   ------------
FINANCIAL-BANK & TRUST -- 4.5%
    AmSouth Bancorp.................      30,100        556,549
    Bank of America Corp. ..........     128,800      7,731,864
    Bank of New York Co., Inc. .....      18,900        907,200
    City National Corp. ............      17,800        788,362
    Comerica, Inc. .................      14,400        829,440
    First Tennessee National
      Corp. ........................       4,100        142,311
    First Union Corp. ..............      49,700      1,736,518
    Greater Bay Bancorp.............      11,400        284,772
    GreenPoint Financial Corp. .....      29,600      1,136,640
    Hibernia Corp. Cl-A.............       9,200        163,760
    KeyCorp.........................      21,500        560,075
    Mellon Financial Corp. .........      11,700        538,200
    Silicon Valley Bancshares*......      36,400        800,800
    SunTrust Banks, Inc. ...........       1,900        123,082
    U.S. Bancorpsec.................      50,800      1,157,732
    Union Planters Corp. ...........       1,100         47,960
    UnionBanCal Corp. ..............      38,100      1,283,970
    Zions Bancorp...................      10,400        613,600
                                                   ------------
                                                     19,402,835
                                                   ------------
FINANCIAL SERVICES -- 11.5%
    Bear Stearns Companies, Inc. ...      14,200        837,374
    Block, (H&R), Inc. .............       2,400        154,920
    Citigroup, Inc. ................     304,600     16,095,063

                                        SHARES        VALUE
                                        ------        -----
    CNA Financial Corp.*............       9,500   $    374,775
    Countrywide Credit Industries,
      Inc. .........................      45,400      2,082,952
    Deluxe Corp.sec.................      81,200      2,346,680
    Fannie Mae......................      66,300      5,645,445
    Fidelity National Financial,
      Inc. .........................      37,700        926,289
    Fleet Financial Group, Inc. ....     171,000      6,745,950
    Freddie Mac.....................      42,200      2,954,000
    Goldman Sachs Group, Inc. ......       3,000        257,400
    Lehman Brothers Holdings,
      Inc. .........................      38,000      2,954,500
    Merrill Lynch & Co., Inc.sec....      20,000      1,185,000
    Metris Companies, Inc.sec.......      48,050      1,619,766
    Morgan Stanley Dean Witter &
      Co. ..........................      57,200      3,673,956
    PNC Financial Services Group,
      Inc. .........................      10,200        671,058
    Washington Mutual, Inc. ........      44,100      1,655,955
    Wells Fargo & Co. ..............       6,300        292,509
                                                   ------------
                                                     50,473,592
                                                   ------------
FOOD -- 2.1%
    Archer Daniels Midland Co. .....     126,155      1,640,015
    ConAgra, Inc. ..................      91,200      1,806,672
    Hormel Foods Corp. .............       9,700        236,098
    Kellogg Co. ....................      13,900        403,100
    Kraft Foods, Inc.*..............      41,900      1,298,900
    Safeway, Inc.*..................       5,000        240,000
    Sara Lee Corp. .................       8,800        166,672
    SUPERVALU, Inc. ................      78,100      1,370,655
    Sysco Corp. ....................       8,600        233,490
    Unilever NV NY Reg. ............      32,300      1,924,111
                                                   ------------
                                                      9,319,713
                                                   ------------
HEALTHCARE SERVICES -- 0.7%
    Health Net, Inc.*...............      15,400        267,960
    Oxford Health Plans, Inc.*......      45,700      1,307,020
    Wellpoint Health Networks,
      Inc.*.........................      15,400      1,451,296
                                                   ------------
                                                      3,026,276
                                                   ------------
INSURANCE -- 4.2%
    Allstate Corp. .................       7,300        321,127
    American International Group,
      Inc. .........................      19,087      1,641,482
    Arthur J. Gallagher & Co. ......      17,200        447,200
    CIGNA Corp. ....................      38,000      3,641,160
    Lincoln National Corp.sec.......      68,400      3,539,700
    Loews Corp. ....................      86,400      5,566,752
    MetLife, Inc.sec................      24,700        765,206
    Old Republic International
      Corp. ........................      54,900      1,592,100
    Radian Group, Inc. .............      10,200        412,590
    The Hartford Financial Services
      Group, Inc. ..................       3,100        212,040
                                                   ------------
                                                     18,139,357
                                                   ------------
INTERNET SERVICES -- 0.1%
    Akamai Technologies, Inc.*......      21,300        195,428
    Juniper Networks, Inc.*sec......       5,300        164,830
    VeriSign, Inc.*.................       4,100        246,041
                                                   ------------
                                                        606,299
                                                   ------------
LUMBER & WOOD PRODUCTS -- 0.1%
    Rayonier, Inc. .................       9,100        422,695
                                                   ------------

                                        76
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--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
MACHINERY & EQUIPMENT -- 1.0%
    Black & Decker Corp. ...........       5,600   $    220,976
    Caterpillar, Inc.sec............       5,000        250,250
    Cooper Industries, Inc. ........      13,900        550,301
    Deere & Co. ....................       8,900        336,865
    Ingersoll-Rand Co. .............       6,400        263,680
    Pall Corp. .....................      27,700        651,781
    Smith International,
      Inc.*sec......................      14,200        850,580
    Stanley Works...................      21,700        908,579
    Thermo Electron Corp.*..........      13,300        292,866
                                                   ------------
                                                      4,325,878
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.8%
    Bard, (C.R.), Inc. .............      18,700      1,064,965
    Baxter International, Inc. .....      14,000        686,000
    Cytyc Corp.*sec.................      16,700        384,935
    Forest Laboratories, Inc.*......      17,900      1,270,900
                                                   ------------
                                                      3,406,800
                                                   ------------
METALS & MINING -- 0.3%
    Arch Coal, Inc. ................       8,000        206,960
    Inco Ltd.*......................      52,400        904,424
                                                   ------------
                                                      1,111,384
                                                   ------------
OFFICE EQUIPMENT -- 0.2%
    Pitney Bowes, Inc. .............      20,100        846,612
                                                   ------------
OIL & GAS -- 9.4%
    Amerada Hess Corp.sec...........      28,700      2,318,960
    Anadarko Petroleum Corp. .......       1,800         97,254
    Chevron Corp.sec................      63,700      5,764,850
    Exxon Mobil Corp. ..............     121,600     10,621,759
    Kerr-McGee Corp. ...............      86,900      5,758,863
    Keyspan Corp. ..................      43,000      1,568,640
    Nicor, Inc. ....................      21,700        845,866
    Noble Drilling Corp.*...........      10,500        343,875
    Occidental Petroleum
      Corp.sec......................     251,400      6,684,726
    Phillips Petroleum Co.sec.......       8,600        490,200
    Royal Dutch Petroleum Co. ......      57,300      3,338,871
    Schlumberger Ltd. ..............       8,500        447,525
    Ultramar Diamond Shamrock
      Corp. ........................      18,300        864,675
    USX-Marathon Group, Inc. .......      63,600      1,876,836
                                                   ------------
                                                     41,022,900
                                                   ------------
PAPER & FOREST PRODUCTS -- 1.0%
    Bowater, Inc. ..................      12,800        572,672
    International Paper Co. ........      17,468        623,608
    Plum Creek Timber Co.,
      Inc.sec.......................      12,300        345,630
    Westvaco Corp. .................      25,410        617,209
    Weyerhaeuser Co. ...............      40,500      2,226,285
                                                   ------------
                                                      4,385,404
                                                   ------------
PHARMACEUTICALS -- 6.6%
    American Home Products Corp. ...      17,500      1,022,700
    Bristol-Meyers Squibb Co. ......      73,100      3,823,130
    IVAX Corp.*.....................       9,800        382,200
    Lilly, (Eli) & Co. .............      30,100      2,227,400
    Merck & Co., Inc. ..............     105,100      6,716,941

                                        SHARES        VALUE
                                        ------        -----
    Pfizer, Inc. ...................     285,200   $ 11,422,260
    Pharmacia Corp. ................      28,300      1,300,385
    Schering-Plough Corp. ..........      51,300      1,859,112
                                                   ------------
                                                     28,754,128
                                                   ------------
PRINTING & PUBLISHING -- 0.2%
    Gannett Co., Inc. ..............      12,400        817,160
                                                   ------------
RAILROADS -- 0.2%
    Burlington Northern Santa Fe
      Corp. ........................      14,100        425,397
    Union Pacific Corp. ............       8,300        455,753
                                                   ------------
                                                        881,150
                                                   ------------
REAL ESTATE -- 0.1%
    CarrAmerica Realty Corp.
      [REIT]........................      20,300        619,150
                                                   ------------
RESTAURANTS -- 0.2%
    Darden Restaurants, Inc. .......      26,700        744,930
                                                   ------------
RETAIL & MERCHANDISING -- 4.4%
    Best Buy Co., Inc.*.............      17,200      1,092,544
    Circuit City Stores, Inc.sec....      24,300        437,400
    CVS Corp. ......................       7,800        301,080
    Federated Department Stores,
      Inc.*sec......................      46,400      1,972,000
    Home Depot, Inc. ...............       1,950         90,773
    Long's Drug Stores Corp. .......       8,400        181,020
    May Department Stores Co. ......      59,600      2,041,896
    Michael's Stores, Inc.*.........       9,100        373,100
    Pier 1 Imports, Inc. ...........      44,800        515,200
    RadioShack Corp. ...............      11,200        341,600
    Sears, Roebuck & Co.sec.........     154,900      6,553,819
    Tiffany & Co. ..................       4,200        152,124
    Venator Group, Inc.*............      27,300        417,690
    Wal-Mart Stores, Inc. ..........      87,700      4,279,760
    Zale Corp.*.....................      16,800        566,160
                                                   ------------
                                                     19,316,166
                                                   ------------
SEMICONDUCTORS -- 3.0%
    Advanced Micro Devices, Inc.*...      15,700        453,416
    Applied Materials, Inc.*sec.....      27,100      1,330,610
    Integrated Device Technology,
      Inc.*.........................      41,900      1,327,811
    Intel Corp. ....................     185,600      5,428,800
    International Rectifier
      Corp.*........................      32,000      1,091,200
    JDS Uniphase Corp.*.............      17,060        217,515
    Lam Research Corp.*.............      17,400        515,910
    Maxim Integrated Products,
      Inc.*.........................       7,700        340,417
    Micron Technology, Inc.*sec.....      22,400        920,640
    Novellus Systems, Inc.*.........      16,100        914,319
    Texas Instruments, Inc. ........       9,800        308,700
                                                   ------------
                                                     12,849,338
                                                   ------------
TELECOMMUNICATIONS -- 7.1%
    AT&T Corp. .....................      62,449      1,373,878
    BellSouth Corp. ................     131,300      5,287,451
    Digital Lightwave, Inc.*sec.....      11,600        428,736
    Global Crossing Ltd.*sec........      43,400        374,976
    L-3 Communications Holdings,
      Inc.*.........................       9,200        701,960

                                        77
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AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Nextel Communications, Inc.
      Cl-A*sec......................      16,600   $    290,500
    Nortel Networks Corp. NY
      Reg.sec.......................      30,400        276,336
    QUALCOMM, Inc.*.................      14,600        853,808
    Qwest Communications
      International, Inc. ..........      65,065      2,073,622
    SBC Communications, Inc. .......     154,300      6,181,258
    Scientific-Atlanta, Inc. .......      38,100      1,546,860
    Sprint Corp. (FON Group)........      49,200      1,050,912
    Telephone & Data Systems,
      Inc. .........................       7,800        848,250
    UTStarcom, Inc.*................       8,900        207,370
    Verizon Communications, Inc. ...     150,924      8,074,434
    WorldCom, Inc.*sec..............      99,100      1,482,536
    WorldCom, Inc. -- MCI Group.....       3,964         63,820
                                                   ------------
                                                     31,116,707
                                                   ------------
TRANSPORTATION -- 0.3%
    Canadian Pacific Ltd. ..........      29,500      1,143,125
                                                   ------------
UTILITIES -- 3.8%
    Allete Corp.sec.................      31,100        699,750
    Ameren Corp.sec.................       6,100        260,470
    CMS Energy Corp.sec.............      22,800        634,980
    Entergy Corp. ..................      87,200      3,347,608
    Exelon Corp. ...................       3,712        238,013
    GPU, Inc.sec....................       6,800        239,020
    Peoples Energy Corp. ...........      14,000        562,800
    PPL Corp. ......................      27,900      1,534,500
    Puget Energy, Inc. .............      29,500        772,900
    Reliant Energy, Inc. ...........      98,000      3,156,580
    Sempra Energy Co. ..............      93,200      2,548,088
    TXU Corp.sec....................      43,200      2,081,808
    UtiliCorp United, Inc. .........      18,900        580,419
                                                   ------------
                                                     16,656,936
                                                   ------------
TOTAL COMMON STOCK
  (Cost $432,546,399)...............                425,061,872
                                                   ------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.0%
    Federal Home Loan Bank
      3.94%, 07/02/01
    (Cost $8,799,037)................  $   8,800   $  8,799,037
                                                   ------------

                                        SHARES
                                        ------
PREFERRED STOCK -- 0.1%
COMPUTER SERVICES & SOFTWARE -- 0.0%
    Morgan Stanley Dean Witter & Co.
      8.00%*[CVT]....................      5,272         76,444
                                                   ------------
RETAIL & MERCHANDISING -- 0.1%
    Morgan Stanley (Home Depot Perqs)
      6.00%*[CVT]....................     24,537        288,310
                                                   ------------
TOTAL PREFERRED STOCK
  (Cost $461,380)....................                   364,754
                                                   ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $441,806,816)................               434,225,663
OTHER ASSETS LESS
  LIABILITIES -- 0.3%................                 1,133,464
                                                   ------------
NET ASSETS -- 100.0%.................              $435,359,127
                                                   ============

$534,750 has been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                         EXPIRATION   NUMBER OF     UNREALIZED
DESCRIPTION                MONTH      CONTRACTS   (DEPRECIATION)
----------------------------------------------------------------
S&P 500 ...............    09/01         31         $(201,175)
                                                    =========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

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--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMMON STOCK -- 58.8%
ADVERTISING -- 0.3%
    Omnicom Group, Inc.sec...........     8,000   $    688,000
                                                  ------------
AEROSPACE -- 0.6%
    Boeing Co. ......................    21,500      1,195,400
                                                  ------------
AIRLINES -- 0.1%
    Delta Air Lines, Inc. ...........     2,500        110,200
    Southwest Airlines Co. ..........     1,400         25,886
                                                  ------------
                                                       136,086
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 0.2%
    Ford Motor Co. ..................    20,664        507,301
                                                  ------------
AUTOMOTIVE PARTS -- 0.3%
    AutoNation, Inc.*................    12,500        145,000
    Magna International, Inc.
      Cl-Asec........................     6,700        411,983
                                                  ------------
                                                       556,983
                                                  ------------
BEVERAGES -- 1.3%
    Anheuser-Busch Companies,
      Inc. ..........................    14,700        605,640
    Coca-Cola Co. ...................    14,100        634,500
    PepsiCo, Inc.sec.................    32,200      1,423,240
                                                  ------------
                                                     2,663,380
                                                  ------------
BROADCASTING -- 0.3%
    USA Networks, Inc.*..............    24,337        686,060
                                                  ------------
BUSINESS SERVICES -- 0.7%
    First Data Corp. ................    17,200      1,105,100
    Viad Corp. ......................    16,700        440,880
                                                  ------------
                                                     1,545,980
                                                  ------------
CHEMICALS -- 0.1%
    Engelhard Corp. .................     8,300        214,057
    Potash Corp. of Saskatchewan,
      Inc. ..........................       900         51,660
                                                  ------------
                                                       265,717
                                                  ------------
CLOTHING & APPAREL -- 0.1%
    American Eagle Outfitters,
      Inc.*..........................     3,000        105,720
    Talbots, Inc.sec.................     4,500        196,875
                                                  ------------
                                                       302,595
                                                  ------------
COMPUTER HARDWARE -- 2.0%
    Compaq Computer Corp. ...........    16,000        247,840
    Dell Computer Corp.*sec..........    18,900        490,455
    EMC Corp.*sec....................    29,600        859,880
    International Business Machines
      Corp. .........................    23,000      2,599,000
                                                  ------------
                                                     4,197,175
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 4.7%
    Adobe Systems, Inc.sec...........    10,300        484,100
    BEA Systems, Inc.*sec............     4,100        125,911
    Cerner Corp. ....................     6,800        285,600
    Cisco Systems, Inc.*sec..........    73,300      1,334,060
    Computer Associates
      International, Inc.sec.........     6,300        226,800
    Electronic Data Systems
      Corp.sec.......................    10,800        675,000
    Mentor Graphics Corp.*...........    17,700        309,750
    Microsoft Corp.*.................    57,200      4,175,600
    Oracle Corp.*....................    62,700      1,191,300

                                        SHARES       VALUE
                                        ------       -----
    Sun Microsystems, Inc.*..........    36,500   $    573,780
    Tech Data Corp.*.................    13,300        443,688
    Veritas Software Corp.*sec.......     2,100        139,713
                                                  ------------
                                                     9,965,302
                                                  ------------
CONGLOMERATES -- 2.0%
    Corning, Inc.sec.................     8,900        148,719
    Johnson Controls, Inc. ..........     7,200        521,784
    Tyco International Ltd. .........    63,911      3,483,150
                                                  ------------
                                                     4,153,653
                                                  ------------
CONSTRUCTION -- 0.5%
    Centex Corp. ....................     5,400        220,050
    KB Home Co. .....................     1,900         57,323
    Lennar Corp.sec..................    19,100        796,470
                                                  ------------
                                                     1,073,843
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 3.1%
    Colgate-Palmolive Co.sec.........    19,500      1,150,305
    Fortune Brands, Inc. ............     7,100        272,356
    Johnson & Johnson Co.sec.........    74,900      3,745,000
    Procter & Gamble Co.sec..........    12,400        791,120
    The Scotts Co.*..................     3,700        153,365
    Tupperware Corp. ................    14,900        349,107
                                                  ------------
                                                     6,461,253
                                                  ------------
CONTAINERS & PACKAGING -- 0.2%
    Ball Corp. ......................     3,500        166,460
    Pactiv Corp. ....................    17,500        234,500
                                                  ------------
                                                       400,960
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.4%
    Amphenol Corp.*..................    10,300        412,515
    Analog Devices, Inc.*............    18,300        791,475
    Comverse Technology, Inc.*sec....     3,100        178,622
    Electro Scientific Industries,
      Inc.*..........................     6,200        236,220
    Flextronics International
      Ltd.*sec.......................     6,000        156,660
    General Electric Co. ............   111,100      5,416,125
    KLA-Tencor Corp.*sec.............     6,500        380,055
    Linear Technology Corp.sec.......     9,500        420,090
    PerkinElmer, Inc.sec.............    17,800        490,034
    Sanmina Corp.*...................     4,000         93,640
    Technitrol, Inc. ................    10,800        280,800
    Tektronix, Inc. .................    16,300        442,545
                                                  ------------
                                                     9,298,781
                                                  ------------
ENTERTAINMENT & LEISURE -- 2.7%
    AOL Time Warner, Inc.*sec........    55,650      2,949,450
    Carnival Corp.sec................     9,500        291,650
    Disney, (Walt) Co. ..............    56,800      1,640,952
    International Game
      Technology*sec.................    12,100        757,339
                                                  ------------
                                                     5,639,391
                                                  ------------
FINANCIAL-BANK & TRUST -- 1.9%
    Bank of America Corp. ...........    18,900      1,134,567
    Bank of New York Co., Inc. ......    16,900        811,200
    Comerica, Inc. ..................    11,500        662,400
    First Tennessee National
      Corp. .........................     6,000        208,260
    Greater Bay Bancorp..............    11,300        282,274
    Silicon Valley Bancshares*.......     8,800        193,600

                                        79
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AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    UnionBanCal Corp. ...............    12,200   $    411,140
    Zions Bancorp....................     3,900        230,100
                                                  ------------
                                                     3,933,541
                                                  ------------
FINANCIAL SERVICES -- 6.6%
    Citigroup, Inc.sec...............   100,033      5,285,743
    CNA Financial Corp.*.............     6,000        236,700
    Countrywide Credit Industries,
      Inc.sec........................    13,700        628,556
    Deluxe Corp.sec..................     7,000        202,300
    Fannie Mae.......................    17,500      1,490,125
    Fidelity National Financial,
      Inc. ..........................    20,200        496,314
    Fleet Financial Group, Inc. .....    56,400      2,224,980
    Freddie Mac......................    15,400      1,078,000
    Lehman Brothers Holdings,
      Inc.sec........................    10,900        847,475
    Merrill Lynch & Co., Inc.sec.....     9,100        539,175
    Morgan Stanley Dean Witter &
      Co. ...........................     2,900        186,267
    Raymond James Financial, Inc. ...     8,700        266,220
    Washington Mutual, Inc.sec.......    17,450        655,248
                                                  ------------
                                                    14,137,103
                                                  ------------
FOOD -- 1.6%
    Archer Daniels Midland Co. ......    30,000        390,000
    Hormel Foods Corp. ..............    13,500        328,590
    Kraft Foods, Inc.*...............    12,100        375,100
    Safeway, Inc.*...................    10,100        484,800
    Smithfield Foods, Inc.*..........    15,500        624,650
    Suiza Foods Corp.*sec............     8,000        424,800
    Sysco Corp. .....................     8,600        233,490
    Unilever NV NY Reg ..............     6,900        411,033
                                                  ------------
                                                     3,272,463
                                                  ------------
HEALTHCARE SERVICES -- 0.7%
    Amerisource Health Corp.*sec.....     1,600         88,480
    Oxford Health Plans, Inc.*.......    22,980        657,228
    Wellpoint Health Networks,
      Inc.*..........................     8,600        810,464
                                                  ------------
                                                     1,556,172
                                                  ------------
INSURANCE -- 2.3%
    American International Group,
      Inc.sec........................    15,000      1,290,000
    CIGNA Corp. .....................     8,300        795,306
    Lincoln National Corp. ..........    16,900        874,575
    Loews Corp. .....................    28,100      1,810,483
                                                  ------------
                                                     4,770,364
                                                  ------------
MACHINERY & EQUIPMENT -- 0.1%
    Ingersoll-Rand Co. ..............     3,100        127,720
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Baxter International, Inc. ......     4,900        240,100
    Beckman Coulter, Inc. ...........     9,000        367,200
    Forest Laboratories, Inc.*.......    14,100      1,001,100
    Medtronic, Inc. .................     5,500        253,055
    Varian Medical Systems, Inc.*....       600         42,900
                                                  ------------
                                                     1,904,355
                                                  ------------
METALS & MINING -- 0.4%
    Alcoa, Inc. .....................    14,700        579,180
    Freeport-McMoRan Copper & Gold,
      Inc. Cl-B*.....................     9,100        100,555

                                        SHARES       VALUE
                                        ------       -----
    Inco Ltd.*.......................    12,500   $    215,750
    Placer Dome, Inc. ...............     5,100         49,980
                                                  ------------
                                                       945,465
                                                  ------------
OIL & GAS -- 5.0%
    Amerada Hess Corp.sec............     8,100        654,480
    Chevron Corp.sec.................    13,300      1,203,650
    Ensco International, Inc. .......    12,400        290,160
    Exxon Mobil Corp. ...............    36,401      3,179,627
    Helmerich & Payne, Inc. .........     5,900        182,841
    Kerr-McGee Corp.sec..............    29,900      1,981,473
    Keyspan Corp. ...................     2,200         80,256
    Nicor, Inc. .....................     2,900        113,042
    Occidental Petroleum Corp. ......    44,300      1,177,937
    Phillips Petroleum Co.sec........     5,400        307,800
    Royal Dutch Petroleum Co. .......     9,300        541,911
    USX-Marathon Group, Inc. ........    26,600        784,966
                                                  ------------
                                                    10,498,143
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.2%
    Weyerhaeuser Co. ................     7,100        390,287
                                                  ------------
PHARMACEUTICALS -- 4.4%
    Allergan, Inc. ..................     4,600        393,300
    Bristol-Meyers Squibb Co. .......    21,700      1,134,910
    IVAX Corp.*sec...................    26,125      1,018,875
    Lilly, (Eli) & Co. ..............     9,100        673,400
    Merck & Co., Inc.sec.............    30,200      1,930,082
    Pfizer, Inc. ....................    79,900      3,199,995
    Pharmacia Corp. .................    20,700        951,165
                                                  ------------
                                                     9,301,727
                                                  ------------
PRINTING & PUBLISHING -- 0.4%
    Gannett Co., Inc. ...............     2,100        138,390
    Lexmark International Group, Inc.
      Cl-A*sec.......................     4,900        329,525
    Readers Digest Assoc., Inc. .....     6,200        178,250
    Tribune Co. .....................     3,000        120,030
                                                  ------------
                                                       766,195
                                                  ------------
RAILROADS -- 0.0%
    Union Pacific Corp. .............     1,900        104,329
                                                  ------------
RESTAURANTS -- 0.1%
    Brinker International, Inc.*.....     7,400        191,290
                                                  ------------
RETAIL & MERCHANDISING -- 3.3%
    Best Buy Co., Inc.*sec...........     3,600        228,672
    Circuit City Stores, Inc. .......    27,800        500,400
    CVS Corp. .......................     8,600        331,960
    Federated Department Stores,
      Inc.*sec.......................     7,500        318,750
    Home Depot, Inc. ................     9,600        446,880
    Kohl's Corp.*sec.................     6,100        382,653
    May Department Stores Co. .......    18,200        623,532
    Pier 1 Imports, Inc. ............    14,500        166,750
    RadioShack Corp.sec..............    11,000        335,500
    Sears, Roebuck & Co.sec..........    25,300      1,070,443
    Tiffany & Co. ...................     1,200         43,464
    Venator Group, Inc.*.............    27,600        422,280

                                        80
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AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    Wal-Mart Stores, Inc. ...........    34,800   $  1,698,240
    Zale Corp.*......................     8,100        272,970
                                                  ------------
                                                     6,842,494
                                                  ------------
SEMICONDUCTORS -- 1.5%
    Applied Materials, Inc.*sec......     4,200        206,220
    Integrated Device Technology,
      Inc.*..........................    10,900        345,421
    Intel Corp. .....................    68,900      2,015,325
    International Rectifier Corp.*...     6,400        218,240
    Maxim Integrated Products,
      Inc.*sec.......................     4,000        176,840
    Novellus Systems, Inc.*sec.......     3,200        181,728
                                                  ------------
                                                     3,143,774
                                                  ------------
TELECOMMUNICATIONS -- 3.9%
    BellSouth Corp.sec...............    40,500      1,630,935
    Digital Lightwave, Inc.*.........     8,900        328,944
    QUALCOMM, Inc.*sec...............     7,600        444,448
    Qwest Communications
      International, Inc. ...........    23,000        733,010
    SBC Communications, Inc. ........    41,200      1,650,472
    Scientific-Atlanta, Inc. ........    12,600        511,560
    Univision Communications,
      Inc.*sec.......................     9,900        423,522
    Verizon Communications, Inc. ....    43,898      2,348,543
    WorldCom, Inc.*..................    11,700        175,032
                                                  ------------
                                                     8,246,466
                                                  ------------
TRANSPORTATION -- 0.2%
    Canadian Pacific Ltd.sec.........    10,600        410,750
    FedEx Corp.*.....................       200          8,040
                                                  ------------
                                                       418,790
                                                  ------------
UTILITIES -- 1.7%
    Entergy Corp. ...................    12,900        495,231
    Exelon Corp. ....................    16,100      1,032,332
    Peoples Energy Corp. ............     1,300         52,260
    PPL Corp. .......................    28,700      1,578,500
    Sempra Energy Co. ...............    16,733        457,480
                                                  ------------
                                                     3,615,803
                                                  ------------
TOTAL COMMON STOCK
  (Cost $127,642,470)................              123,904,341
                                                  ------------

                                         PAR
                                        (000)
                                        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.5%
    Federal Home Loan Bank
      3.94%, 07/02/01................  $  3,200     3,199,650
                                                 ------------
    Federal Home Loan Mortgage Corp.
      5.25%, 02/15/04................     2,100     2,115,185
      6.50%, 06/01/16-06/01/29.......     5,777     5,735,193
      7.00%, 06/01/14................     3,965     4,012,570
                                                 ------------
                                                   11,862,948
                                                 ------------

                                         PAR
                                        (000)       VALUE
                                        -----       -----
    Federal National Mortgage Assoc.
      5.25%, 06/15/06................  $    600  $    592,546
      6.00%, 12/01/13-04/01/14.......     1,534     1,512,169
      6.50%, 06/18/24................     2,795     2,768,499
      6.625%, 11/15/10sec............       500       518,241
      7.00%, 05/01/11-06/01/31.......     3,950     3,979,124
      7.125%, 02/15/05-01/15/30......     1,200     1,275,276
      7.25%, 01/15/10sec.............     2,450     2,635,627
      7.50%, 03/01/27-07/01/29.......       983     1,004,604
                                                 ------------
                                                   14,286,086
                                                 ------------
    Government National Mortgage
      Assoc.
      6.00%, 04/15/28-05/15/28.......       491       475,716
      6.50%, 03/15/28-04/15/28.......       771       763,720
      7.00%, 12/15/27-06/15/2031.....     2,777     2,804,475
      7.50%, 05/15/30................     1,025     1,052,514
      8.00%, 03/15/27................        63        65,101
      8.75%, 01/15/27-04/15/27.......        95        98,271
                                                 ------------
                                                    5,259,797
                                                 ------------
    (Cost $34,051,589)...............              34,608,481
                                                 ------------

CORPORATE OBLIGATIONS -- 12.1%
AEROSPACE -- 0.4%
    Raytheon Co.
      8.20%, 03/01/06................       800       830,557
                                                 ------------
BROADCASTING -- 0.5%
    Comcast Cable Communications
      Corp.
      8.375%, 05/01/07...............       900       977,264
                                                 ------------
CABLE TELEVISION -- 0.3%
    CSC Holdings, Inc.
      7.625%, 07/15/18...............       800       722,338
                                                 ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.5%
    Dominion Resources, Inc.
      6.00%, 01/31/03................     1,000     1,011,693
                                                 ------------
ENERGY SERVICES -- 0.5%
    Georgia Power Co.
      5.75%, 01/31/03................     1,100     1,112,746
                                                 ------------
ENTERTAINMENT & LEISURE -- 0.6%
    AOL Time Warner, Inc.
      7.625%, 04/15/31...............       800       805,442
    Viacom, Inc.
      6.625%, 05/15/11 144A..........       500       490,409
                                                 ------------
                                                    1,295,851
                                                 ------------
FINANCIAL-BANK & TRUST -- 1.9%
    Bank of America Corp.
      6.625%, 06/15/04...............       800       825,378
    Merrill Lynch & Co., Inc.
      5.35%, 06/15/04................     2,200     2,194,825
    Washington Mutual, Inc.
      6.875%, 06/15/11...............       800       797,652
                                                 ------------
                                                    3,817,855
                                                 ------------

                                        81
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AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)       VALUE
                                        -----       -----
FINANCIAL SERVICES -- 2.4%
    CIT Group, Inc.
      5.625%, 05/17/04...............  $    800  $    797,710
    Citigroup, Inc.
      7.25%, 10/01/10................       800       833,574
    Ford Motor Credit Co.
      7.50%, 03/15/05................     1,000     1,038,573
      6.875%, 02/01/06...............     1,100     1,115,488
    General Motors Acceptance Corp.
      7.125%, 05/01/03...............       100       103,222
    Morgan Stanley Dean Witter & Co.
      6.10%, 04/15/06................     1,000     1,000,165
                                                 ------------
                                                    4,888,732
                                                 ------------
FOOD -- 1.3%
    Delhaize America, Inc.
      7.375%, 04/15/06 144A..........       900       923,975
      8.125%, 04/15/11 144A..........       800       835,879
    Kroger Co.
      7.65%, 04/15/07................     1,000     1,053,374
                                                 ------------
                                                    2,813,228
                                                 ------------
HEALTHCARE SERVICES -- 0.3%
    Cardinal Healthcare, Inc.
      6.75%, 02/15/11................       600       607,531
                                                 ------------
HOTELS & MOTELS -- 0.4%
    MGM Mirage, Inc.
      8.50%, 09/15/10................       900       935,067
                                                 ------------
OIL & GAS -- 0.2%
    Anderson Exploration Ltd.
      6.75%, 03/15/11................       500       493,486
                                                 ------------
RAILROADS -- 0.2%
    Burlington North Santa Fe Corp.
      6.75%, 03/15/29................       400       364,532
                                                 ------------
REAL ESTATE -- 0.4%
    EOP Operating Ltd.
      6.75%, 02/15/08................       900       880,782
                                                 ------------
RESTAURANTS -- 0.3%
    Tricon Global Restaurants, Inc.
      8.875%, 04/15/11...............       650       669,500
                                                 ------------
RETAIL & MERCHANDISING -- 0.1%
    Sears, Roebuck & Co.
      6.25%, 01/15/04................       200       201,296
                                                 ------------
TELECOMMUNICATIONS -- 1.0%
    KPNQwest NV
      8.125%, 06/01/09...............       200       115,000
    Worldcom, Inc.
      7.375%, 01/15/06 144A..........       900       908,741
      7.50%, 05/15/11................       700       682,721
      8.25%, 05/15/31................       450       442,593
                                                 ------------
                                                    2,149,055
                                                 ------------

                                         PAR
                                        (000)       VALUE
                                        -----       -----
UTILITIES -- 0.8%
    Calpine Corp.
      8.25%, 08/15/05................  $    900  $    893,810
    Cilcorp, Inc.
      8.70%, 10/15/09................       700       735,617
                                                 ------------
                                                    1,629,427
                                                 ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $25,259,782).................              25,400,940
                                                 ------------

U.S. TREASURY OBLIGATIONS -- 6.6%
    U.S. Treasury Bonds
      8.00%, 11/15/21................     1,900     2,366,838
      6.375%, 08/15/27...............       400       425,276
      6.25%, 05/15/30................       500       530,391
      5.375%, 02/15/31...............     2,300     2,181,049
                                                 ------------
                                                    5,503,554
                                                 ------------
    U.S. Treasury Inflationary Bonds
      3.50%, 01/15/11................       500       510,129
                                                 ------------
    U.S. Treasury Notes
      4.625%, 02/28/03-05/15/06......     1,300     1,298,830
      5.75%, 11/15/05-08/15/10sec....     4,400     4,532,549
      5.00%, 02/15/11sec.............       600       582,376
                                                 ------------
                                                    6,413,755
                                                 ------------
    U.S. Treasury Strips
      5.957%, 11/15/27...............     6,750     1,416,326
                                                 ------------
    (Cost $13,981,885)...............              13,843,764
                                                 ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.5%
    AmeriCredit Automobile
      Receivables Trust Series 1999-D
      Cl-A3
      7.02%, 12/12/05................       700       724,984
    Case Equipment Loan Trust Series
      1998-B Cl-A4
      5.92%, 10/15/05................       221       222,485
    Chase Mortgage Finance Corp.
      Series 2001-S3 Cl-A1
      6.50%, 07/25/16................     1,000     1,013,645
    CIT RV Trust Series 1998-A Cl-A4
      6.09%, 02/15/12................       300       307,197
    Credit-Based Asset Servicing and
      Securitization Series 2001-CB2
      Cl-A2F
      5.974%, 07/25/05...............     1,000       996,016
    Delta Air Lines Series 2000-1
      Cl-A-1
      7.379%, 05/18/10...............       960     1,006,389
    First Union National Bank Series
      2001-C1 Cl-A2
      6.136%, 03/20/33...............     1,000       972,560
    First Union-Lehman Brothers
      Series 1998-C2 Cl-A2
      6.56%, 11/18/08................     1,000     1,008,095
    General Motors Acceptance Corp.
      Series 1999-C1 Cl-A2
      6.175%, 05/15/33...............       900       884,784

                                        82
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--------------------------------------------------------------------------------

                                         PAR
                                        (000)       VALUE
                                        -----       -----
    Morgan Stanley Capital I Series
      1998-WF1 Cl-A1
      6.25%, 07/15/07................  $    156  $    158,255
    NationsLink Funding Corp. Series
      1998-2 Cl-A1
      6.00%, 11/20/07................       166       166,716
    NationsLink Funding Corp. Series
      1999-1 Cl-A2
      6.316%, 11/20/08...............     1,200     1,188,713
    PSE&G Transition Funding LLC
      Series 2001-1 Cl-A5
      6.45%, 03/15/13................       900       895,896
    Residential Asset Securities
      Corp. Series 1999-KS3 Cl-A2
      7.075%, 09/25/20...............     2,000     2,023,938
                                                 ------------
    (Cost $11,475,340)...............              11,569,673
                                                 ------------

                                                    VALUE
                                                    -----
                                        -----       -----
TOTAL INVESTMENTS -- 99.5%
  (Cost $212,411,066)................            $209,327,199
OTHER ASSETS LESS
  LIABILITIES -- 0.5%................                 976,000
                                                 ------------
NET ASSETS -- 100.0%.................            $210,303,199
                                                 ============

$75,000 has been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                         EXPIRATION   NUMBER OF     UNREALIZED
DESCRIPTION                MONTH      CONTRACTS   (DEPRECIATION)
----------------------------------------------------------------
S&P 500................    09/01          4          $(44,387)
                                                     ========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

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--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOREIGN STOCK -- 85.1%
AUSTRALIA -- 1.4%
    BHP Billiton Ltd.*..............     222,909   $  1,206,251
    Broken Hill Proprietary Co.
      Ltd. .........................     209,285      1,104,875
    Coles Myer Ltd. ................     387,237      1,243,521
    National Australia Bank Ltd. ...      55,924        996,026
                                                   ------------
                                                      4,550,673
                                                   ------------
BELGIUM -- 0.4%
    Dexia...........................      88,550      1,404,818
                                                   ------------
BRAZIL -- 0.5%
    Embraer Aircraft Corp. SA
      [ADR].........................      41,000      1,601,050
                                                   ------------
CANADA -- 2.6%
    Alberta Energy Co. Ltd. ........      22,486        926,075
    Biovail Corp.*..................      26,200      1,139,700
    Canadian Pacific Ltd. ..........      63,412      2,457,216
    Precision Drilling Corp.*.......      23,465        732,141
    Suncor Energy, Inc. ............      53,400      1,358,259
    Talisman Energy, Inc. ..........      48,896      1,860,713
                                                   ------------
                                                      8,474,104
                                                   ------------
DENMARK -- 3.5%
    Danske Bank AS..................     111,600      2,005,158
    ISS AS*.........................      12,100        708,631
    Novo Nordisk AS Cl-B............     201,634      8,919,505
                                                   ------------
                                                     11,633,294
                                                   ------------
FINLAND -- 0.9%
    Nokia Corp. Cl-A [ADR]..........      80,974      1,784,667
    Stora Enso Oyj..................      97,969      1,061,599
                                                   ------------
                                                      2,846,266
                                                   ------------
FRANCE -- 11.1%
    Alstom SA.......................      24,608        684,551
    Altran Technologies SA..........      24,014      1,118,122
    Aventis SA......................      91,600      7,312,552
    Carrefour Supermarche SA........      33,955      1,796,576
    France Telecom SA...............      16,691        795,523
    Groupe Danone SA................       6,800        933,155
    L'Air Liquide SA................      15,948      2,291,131
    Lafarge SA......................      23,961      2,048,746
    Sanofi SA.......................      62,093      4,073,861
    STMicroelectronics NV NY Reg....      30,706      1,044,004
    Suez Lyonnaise des Eaux SA......     149,700      4,815,787
    Total Fina SA Cl-B..............      28,000      3,920,626
    Vinci SA........................      43,300      2,758,394
    Vivendi Environment SA..........      40,500      1,704,357
    Vivendi Universal SA............      29,494      1,719,093
                                                   ------------
                                                     37,016,478
                                                   ------------
GERMANY -- 5.9%
    Allianz AG......................      12,004      3,523,236
    Bayerische Motoren Werke AG.....      75,874      2,511,491
    Deutsche Bank AG................      35,500      2,536,487
    Deutsche Telekom AG.............      34,514        778,964
    Marschollek, Lautenschlaeger und
      Partner AG....................      32,321      3,557,049

                                        SHARES        VALUE
                                        ------        -----
    Preussag AG.....................      46,900   $  1,433,316
    SAP AG..........................      21,600      2,997,237
    Veba AG.........................      43,200      2,245,505
                                                   ------------
                                                     19,583,285
                                                   ------------
HONG KONG -- 1.1%
    Cheung Kong Holdings Ltd. ......     140,000      1,525,713
    China Unicom Ltd. [ADR]*........      35,900        635,430
    Sun Hung Kai Properties Ltd. ...     160,000      1,441,094
                                                   ------------
                                                      3,602,237
                                                   ------------
IRELAND -- 1.3%
    CRH PLC.........................     137,723      2,331,838
    Elan Corp. PLC [ADR]*...........      34,690      2,116,090
                                                   ------------
                                                      4,447,928
                                                   ------------
ISRAEL -- 0.6%
    Check Point Software
      Technologies Ltd.*............      39,280      1,986,390
                                                   ------------
ITALY -- 3.2%
    Autostrade SPA..................     294,000      1,908,994
    Banco Intesa SPA................     615,650      2,173,361
    Ente Nazionale Idrocarburi
      SPA...........................     386,200      4,708,002
    Mondadori, (Arnoldo) Editore
      SPA...........................     137,132        976,330
    Riunione Adriatica di Sicurta
      SPA...........................      79,500        977,227
                                                   ------------
                                                     10,743,914
                                                   ------------
JAPAN -- 17.3%
    Ajinomoto Co., Inc. ............      84,000        901,187
    Canon, Inc. ....................      74,000      2,990,484
    DDI Corp. ......................          20        933,324
    Honda Motor Co. Ltd. ...........      95,000      4,174,298
    Ito-Yokado Co. Ltd. ............      50,000      2,305,245
    JUSCO Co. Ltd. .................      71,000      1,565,562
    Kao Corp. ......................      42,000      1,043,975
    Keyence Corp. ..................       9,200      1,825,754
    Mitsubishi Heavy Industries
      Ltd. .........................     993,000      4,530,444
    NEC Corp. ......................     130,000      1,756,396
    Nintendo Co. Ltd. ..............      36,700      6,679,920
    Nitto Denko Corp. ..............      55,000      1,587,612
    Nomura Securities Co. Ltd. .....     199,000      3,813,557
    NTT Mobile Communication
      Network, Inc. ................         155      2,696,937
    Rohm Co. Ltd. ..................       5,000        776,968
    Sharp Corp. ....................     115,000      1,567,567
    Sony Corp. .....................      17,100      1,124,318
    Sumitomo Bank Ltd. .............     289,000      2,386,791
    Takeda Chemical Industries
      Ltd. .........................      36,000      1,674,209
    Tokio Marine & Fire Insurance
      Co. Ltd. .....................     208,000      1,942,981
    Toshiba Corp. ..................     278,000      1,468,958
    Toyota Motor Corp. .............      98,400      3,463,689
    Tyco International Ltd. ........     114,600      6,245,701
                                                   ------------
                                                     57,455,877
                                                   ------------

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AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
KOREA -- 2.1%
    Hyundai Motor Co. Ltd. .........     143,010   $  3,112,131
    Kookmin Bank....................     189,000      2,536,076
    Samsung Electronics Co. ........       8,625      1,273,402
                                                   ------------
                                                      6,921,609
                                                   ------------
MEXICO -- 1.2%
    Grupo Financiero Bancomer SA de
      CV*...........................     842,514        831,651
    Grupo Televisa SA [GDR]*........      25,300      1,012,253
    Telefonos de Mexico SA Cl-L
      [ADR].........................      41,000      1,438,690
    Wal-Mart de Mexico SA de CV
      Cl-V..........................     211,638        572,928
                                                   ------------
                                                      3,855,522
                                                   ------------
NETHERLANDS -- 7.2%
    Gucci Group NV NY Reg. .........       9,800        820,750
    ING Groep NV*...................     102,277      6,684,319
    Koninklijke (Royal) Philips
      Electronics NV*...............      46,310      1,223,973
    Koninklijke Ahold NV............     244,650      7,663,176
    TNT Post Group NV...............     119,953      2,503,167
    Unilever NV.....................      56,078      3,361,148
    Wolters Kluwer NV...............      67,830      1,823,171
                                                   ------------
                                                     24,079,704
                                                   ------------
RUSSIA -- 0.3%
    Lukoil Holdings [ADR]...........      19,300        925,728
                                                   ------------
SPAIN -- 0.7%
    Banco Popular Espanol SA........      35,800      1,251,381
    Telefonica SA*..................      78,118        962,885
                                                   ------------
                                                      2,214,266
                                                   ------------
SWEDEN -- 0.6%
    Securitas AB Cl-B...............     122,400      2,142,137
                                                   ------------
SWITZERLAND -- 4.9%
    Credit Suisse Group.............       5,700        937,130
    Julius Baer Holdings AG Cl-B....         838      3,224,063
    Nestle SA.......................      23,943      5,088,728
    Novartis AG.....................      91,222      3,301,522
    Swatch Group AG.................       1,235      1,236,821
    UBS AG..........................      18,193      2,606,447
                                                   ------------
                                                     16,394,711
                                                   ------------
UNITED KINGDOM -- 18.3%
    Barclays PLC....................      80,983      2,482,918
    British American Tobacco PLC....     318,766      2,420,905
    British Petroleum Co. PLC.......     250,900      2,062,516
    British Telecommunications
      PLC...........................     312,000      1,961,436
    Canary Wharf Finance PLC*.......     165,226      1,287,361
    Capita Group PLC................     170,400      1,108,392
    Centrica PLC....................   1,344,394      4,296,774
    Compass Group PLC...............     335,217      2,682,566

                                        SHARES        VALUE
                                        ------        -----
    Diageo PLC......................     516,294   $  5,663,747
    Dixons Group PLC................     373,900      1,225,246
    Exel PLC........................      73,708        787,326
    Glaxo Wellcome PLC [ADR]........      48,500      2,725,700
    Great Universial Stores PLC.....     223,100      1,909,291
    International Power PLC*........     420,771      1,773,851
    Logica PLC......................      83,476      1,013,175
    Next PLC........................      85,402      1,117,025
    Prudential PLC..................     165,900      2,008,915
    Reckitt Benckiser PLC...........     272,333      3,925,873
    Reed International PLC..........     386,400      3,423,653
    Royal & Sun Alliance Insurance
      Group PLC.....................     344,267      2,590,367
    Royal Bank of Scotland Group
      PLC...........................     154,825      3,412,103
    Safeway PLC.....................     763,192      4,322,962
    Scottish Power PLC..............     322,168      2,369,715
    Tesco PLC.......................     882,738      3,184,427
    Vodafone AirTouch PLC...........     578,454      1,281,331
                                                   ------------
                                                     61,037,575
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $290,937,703)...............                282,917,566
                                                   ------------
                                         PAR
                                        (000)
                                        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.5%
Federal Home Loan Bank
    3.94%, 07/02/01
      (Cost $31,396,563)............  $   31,400     31,396,563
                                                   ------------
                                        SHARES
                                        ------
U.S. STOCK -- 2.9%
INSURANCE -- 0.9%
    AFLAC, Inc. ....................      99,900      3,145,851
                                                   ------------
METALS & MINING -- 0.4%
    Alcan, Inc. ....................      32,265      1,355,775
                                                   ------------
OIL & GAS -- 1.1%
    Schlumberger Ltd. ..............      17,300        910,845
    Transocean Sedco Forex, Inc. ...      58,500      2,413,125
                                                   ------------
                                                      3,323,970
                                                   ------------
TELECOMMUNICATIONS -- 0.5%
    Amdocs Ltd.*....................      33,000      1,777,050
                                                   ------------
TOTAL U.S. STOCK
  (Cost $10,377,233)................                  9,602,646
                                                   ------------
TOTAL INVESTMENTS -- 97.5%
  (Cost $332,711,499)...............                323,916,775
OTHER ASSETS LESS
  LIABILITIES -- 2.5%...............                  8,331,429
                                                   ------------
NET ASSETS -- 100.0%................               $332,248,204
                                                   ============

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 2001:

                                          IN                      UNREALIZED
SETTLEMENT               CONTRACTS     EXCHANGE    CONTRACTS    APPRECIATION/
MONTH        TYPE        TO DELIVER      FOR        AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
07/01        Buy    CHF  1,354,546    $  755,211   $  753,627      $(1,584)
07/01        Buy    EUR    172,347       145,806      145,895           89
07/01        Buy    GBP  1,737,112     2,445,379    2,443,629       (1,750)
                                      ----------   ----------      -------
                                      $3,346,396   $3,343,151      $(3,245)
                                      ==========   ==========      =======

                                             IN                        UNREALIZED
SETTLEMENT                 CONTRACTS      EXCHANGE      CONTRACTS    APPRECIATION/
MONTH        TYPE         TO DELIVER         FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/01        Sell   AUD      1,781,422   $   905,408   $   905,461      $   (53)
07/01        Sell   CAD        378,956       250,318       249,719          599
07/01        Sell   CHF        310,153       173,474       172,560          914
07/01        Sell   EUR      6,113,339     5,178,256     5,174,946        3,310
07/01        Sell   JPY  1,385,413,132    11,191,185    11,137,480       53,705
07/01        Sell   NOK      4,097,854       440,203       438,801        1,402
                                         -----------   -----------      -------
                                         $18,138,844   $18,078,967      $59,877
                                         ===========   ===========      =======

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2001. Percentages are based on net assets.

INDUSTRY
--------
Aerospace.............................................   0.5%
Automobile Manufacturers..............................   4.0%
Beverages.............................................   1.7%
Broadcasting..........................................   0.6%
Building Materials....................................   1.3%
Business Services.....................................   2.7%
Chemicals.............................................   1.2%
Clothing & Apparel....................................   0.2%
Computer Services & Software..........................   1.8%
Construction..........................................   1.2%
Consumer Products & Services..........................   1.5%
Electronic Components & Equipment.....................   3.1%
Entertainment & Leisure...............................   2.0%
Environmental Services................................   0.5%
Farming & Agriculture.................................   0.7%
Financial-Bank & Trust................................   8.4%
Financial Services....................................   2.5%
Food..................................................   9.0%
Insurance.............................................   5.3%
Machinery & Equipment.................................   3.4%
Metals & Mining.......................................   0.7%
Office Equipment......................................   0.9%
Oil & Gas.............................................   6.3%
Paper & Forest Products...............................   0.3%
Pharmaceuticals.......................................   9.5%
Printing & Publishing.................................   1.6%
Real Estate...........................................   1.3%
Retail & Merchandising................................   3.4%
Semiconductors........................................   0.4%
Telecommunications....................................   4.0%
Transportation........................................   1.7%
Utilities.............................................   3.4%
                                                        ----
Total.................................................  85.1%
                                                        ====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST GABELLI SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 80.2%
ADVERTISING -- 0.1%
    Interep National Radio Sales,
      Inc.*.........................       8,900   $     50,731
    Penton Media, Inc. .............      22,000        385,000
                                                   ------------
                                                        435,731
                                                   ------------
AEROSPACE -- 0.7%
    Doncasters PLC [ADR]*...........      70,800      1,942,752
    Fairchild Corp. Cl-A*...........     290,000      2,032,900
                                                   ------------
                                                      3,975,652
                                                   ------------
AIRLINES -- 0.3%
    Midwest Express Holdings,
      Inc.*.........................     100,000      1,735,000
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.0%
    Thor Industries, Inc. ..........       2,000         65,940
                                                   ------------
AUTOMOTIVE PARTS -- 1.9%
    Borge Warner Automotive
      Corp. ........................      25,000      1,240,500
    Dana Corp.sec...................      40,000        933,600
    Exide Corp......................     165,000      1,897,500
    Federal-Mogul Corp.sec..........     280,000        473,200
    Midas, Inc. ....................      70,000        889,000
    Myers Industries, Inc. .........     214,000      3,231,400
    TBC Corp.*......................     170,000      1,628,600
    The Eastern Co. ................       8,000        122,400
                                                   ------------
                                                     10,416,200
                                                   ------------
BEVERAGES -- 0.3%
    PepsiAmericas, Inc. ............     110,000      1,463,000
                                                   ------------
BROADCASTING -- 9.0%
    Acme Communications, Inc. ......     137,700      1,130,517
    Beasley Broadcast Group,
      Inc.*.........................      62,000      1,054,000
    Chris-Craft Industries, Inc.*...     104,000      7,425,599
    Crown Media Holdings, Inc.*.....      31,000        575,050
    Cumulus Media, Inc.*............      19,500        264,810
    Fisher Companies, Inc. .........      60,200      4,387,978
    Granite Broadcasting Corp.*.....     200,000        600,000
    Gray Communications, Inc. ......      20,000        380,800
    Gray Communications, Inc.
      Cl-B..........................      83,000      1,253,300
    Lee Enterprises, Inc. ..........      30,000        990,000
    Media General, Inc. ............     108,300      4,981,800
    Paxson Communications Corp.*....     270,400      3,650,400
    Saga Communications, Inc.
      Cl-A*.........................      96,800      2,298,032
    Salem Communications Corp.
      Cl-A*.........................      58,800      1,286,544
    SBS Broadcasting SA NY
      Reg.*sec......................      30,800        793,100
    Scripps, (E.W.) Co. Cl-A........      38,000      2,622,000
    Sinclair Broadcast Group,
      Inc.*.........................     351,400      3,619,420
    The Liberty Corp. ..............      10,000        400,000
    United Television, Inc.*sec.....      51,100      6,438,600
    UnitedGlobalCom, Inc. Cl-A*.....      55,000        475,750
    Young Broadcasting Corp.
      Cl-A*.........................     131,700      4,422,486
                                                   ------------
                                                     49,050,186
                                                   ------------
BUILDING MATERIALS -- 2.9%
    Ameron International Corp. .....       2,000        133,500
    Florida Rock Industries,
      Inc. .........................      22,000      1,031,800
    Gibraltar Steel Corp. ..........      80,000      1,568,000

                                        SHARES        VALUE
                                        ------        -----
    Hughes Supply, Inc. ............      25,000   $    591,250
    Insituform Technologies,
      Inc.*sec......................      40,000      1,460,000
    Lone Star Technologies, Inc.*...      52,000      1,882,400
    Modine Manufacturing Co. .......     105,000      2,895,900
    Nortek, Inc.*...................      20,000        624,400
    Skyline Corp. ..................      60,000      1,632,000
    Thomas Industries, Inc.*........     132,500      3,908,750
                                                   ------------
                                                     15,728,000
                                                   ------------
BUSINESS SERVICES -- 0.6%
    Edgewater Technology, Inc.*.....     270,703        947,461
    IT Group, Inc.*.................     165,000      1,047,750
    Key3Media Group, Inc.*..........       1,000         11,610
    Kroll-O' Gara Co.*..............      67,500        638,550
    New England Business Service,
      Inc. .........................       3,000         57,600
    Professional Staff PLC [ADR]*...      65,000        282,750
                                                   ------------
                                                      2,985,721
                                                   ------------
CABLE TELEVISION -- 1.2%
    BHC Communications, Inc.*.......      16,000      2,223,840
    Cablevision Systems Corp.*......      25,000        645,000
    Cablevision Systems Corp.
      Cl-A*sec......................      40,000      2,340,000
    Classic Communications, Inc.*...      14,000         12,460
    Rogers Communications, Inc.
      Cl-B..........................      80,000      1,212,000
                                                   ------------
                                                      6,433,300
                                                   ------------
CHEMICALS -- 4.1%
    Albemarle Corp. ................      95,000      2,201,150
    Arch Chemicals, Inc. ...........     155,000      3,228,650
    Ferro Corp. ....................     200,000      4,362,000
    Great Lakes Chemical
      Corp.sec......................      62,000      1,912,700
    Hercules, Inc.sec...............     300,000      3,390,000
    Oil-Dri Corp. ..................      70,500        571,050
    Omnova Solutions, Inc. .........     116,200        845,936
    Penford Corp. ..................      30,550        354,380
    Schulman, (A.), Inc. ...........     260,000      3,510,000
    TETRA Technologies, Inc.*.......      71,000      1,735,950
                                                   ------------
                                                     22,111,816
                                                   ------------
CLOTHING & APPAREL -- 0.8%
    Dan River, Inc. Cl-A*...........     230,000        621,000
    Hartmarx Corp.*.................     115,000        288,650
    Springs Industries, Inc. Cl-A...      30,000      1,323,000
    Unifi, Inc.*....................      62,000        527,000
    Wolverine World Wide, Inc. .....      73,000      1,304,510
                                                   ------------
                                                      4,064,160
                                                   ------------
COMPUTER HARDWARE -- 0.1%
    Analogic Corp. .................      12,500        569,375
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 0.7%
    Analysts International Corp. ...      70,000        312,200
    BNS Co. ........................      65,000        409,500
    CompuCom Systems, Inc.*.........     165,000        445,500
    Metro Information Services,
      Inc.*.........................      45,000        180,000
    Oak Technology, Inc.*...........      50,000        529,500
    Progress Software Co.*..........      29,000        469,800

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--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    SPSS, Inc.*.....................      49,000   $    774,690
    Startek, Inc.*..................      17,000        384,200
                                                   ------------
                                                      3,505,390
                                                   ------------
CONGLOMERATES -- 0.1%
    National Service Industries,
      Inc. .........................      20,000        451,400
                                                   ------------
CONSTRUCTION -- 0.2%
    Fleetwood Enterprises, Inc. ....      59,600        839,168
    KB Home Co. ....................       1,000         30,170
                                                   ------------
                                                        869,338
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.6%
    ANC Rental Corp.*...............      30,000         90,000
    Aviall Corp.*...................      45,000        493,650
    Bowlin Travel Centers, Inc.*....       8,000         15,200
    Brown-Forman Corp. Cl-A.........      11,000        721,050
    Chemed Corp. ...................      25,800        932,412
    Culp, Inc. .....................     110,000        495,000
    Dial Corp. .....................      24,000        342,000
    Energizer Holdings, Inc.*.......      22,800        523,260
    Fortune Brands, Inc. ...........       3,000        115,080
    GC Companies, Inc.*sec..........     100,000         53,000
    Gillette Co.sec.................      20,000        579,800
    National Presto Industries,
      Inc. .........................      13,000        386,100
    Packaged Ice, Inc.*.............     325,000        698,750
    Rollins, Inc. ..................     118,100      2,351,371
    The Scotts Co.*.................       8,000        331,600
    Weider Nutrition International,
      Inc. .........................     130,000        292,500
                                                   ------------
                                                      8,420,773
                                                   ------------
CONTAINERS & PACKAGING -- 0.7%
    Crown Cork & Seal Co., Inc. ....      85,000        318,750
    Ivex Packaging Corp.*...........      30,000        570,000
    Liqui-Box Corp. ................      42,000      1,636,740
    Pactiv Corp. ...................     110,000      1,474,000
                                                   ------------
                                                      3,999,490
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.9%
    Allen Group, Inc.*..............      70,000      1,050,000
    Ametek, Inc. ...................      60,000      1,833,000
    Axcelis Technologies, Inc.*.....     446,000      6,600,800
    Baldor Electric Co. ............     140,000      2,991,800
    CTS Corp. ......................      16,000        328,000
    Electro Rental Corp.*...........     213,000      3,474,030
    ESCO Electronics Corp.*.........       1,500         45,225
    FLIR Systems, Inc.*.............      77,000      1,927,310
    Franklin Electric Co., Inc. ....      15,000      1,138,500
    Katy Industries, Inc. ..........       5,000         23,700
    Lamson & Sessions Co.*..........      95,000        636,500
    Landauer, Inc. .................      62,800      1,884,000
    Lecroy Corp.*...................       2,500         63,675
    Littelfuse, Inc.*...............      67,000      1,794,930
    Magnetek, Inc.*.................      60,000        750,000
    Methode Electronics, Inc.
      Cl-A..........................     134,000      1,152,400
    Parker-Hannifin Corp. ..........     100,000      4,244,000
    Pentair, Inc. ..................      20,000        676,000

                                        SHARES        VALUE
                                        ------        -----
    Pioneer-Standard Electronics,
      Inc. .........................      50,000   $    640,000
    Thomas & Betts Corp. ...........     250,000      5,517,500
    UCAR International, Inc.*.......       6,000         71,700
                                                   ------------
                                                     36,843,070
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.6%
    Ackerley Group, Inc. ...........     237,700      2,664,617
    Churchill Downs, Inc. ..........      11,000        275,880
    Dover Downs, Inc. ..............      51,100        786,940
    Gaylord Entertainment Co.
      Cl-A*.........................      85,000      2,448,000
    Gemstar-TV Guide International,
      Inc.*.........................      26,000      1,144,000
    Six Flags, Inc.*................      24,000        504,960
    World Wrestling Federation
      Entertainment, Inc.*..........      65,000        897,000
                                                   ------------
                                                      8,721,397
                                                   ------------
ENVIRONMENTAL SERVICES -- 1.0%
    Allied Waste Industries,
      Inc.*.........................      70,000      1,307,600
    Catalytica Energy Systems,
      Inc.*.........................      29,000        629,300
    CUNO, Inc.*.....................      16,400        492,000
    Metropolitan Pro Corp. .........       7,000         94,500
    Newpark Resources, Inc.*........     210,000      2,331,000
    U.S. Energy Systems, Inc.*......      10,300         65,714
    Waste Connections, Inc.*........      10,000        360,000
    Waterlink, Inc.*................      50,000          8,750
                                                   ------------
                                                      5,288,864
                                                   ------------
EQUIPMENT SERVICES -- 0.6%
    CLARCOR, Inc. ..................      50,000      1,342,500
    Gerber Scientific, Inc. ........      81,100        888,045
    Industrial Distribution Group,
      Inc.*.........................     140,000        301,000
    Unifirst Corp. .................      31,000        589,000
                                                   ------------
                                                      3,120,545
                                                   ------------
FINANCIAL-BANK & TRUST -- 2.0%
    Community First Bankshares,
      Inc. .........................     150,000      3,450,000
    Crazy Woman Creek Bancorp,
      Inc.sec.......................       9,500        154,375
    First Republic Bank*............      83,000      2,033,500
    Hibernia Corp. Cl-A.............      30,000        534,000
    Silicon Valley Bancshares*......     127,000      2,794,000
    Southwest Bancorporation of
      Texas, Inc.*..................      60,000      1,812,600
                                                   ------------
                                                     10,778,475
                                                   ------------
FINANCIAL SERVICES -- 2.6%
    Allied Capital Corp. ...........      35,000        810,250
    BKF Capital Group...............      98,000      3,253,600
    Countrywide Credit Industries,
      Inc.sec.......................     119,000      5,459,720
    First Financial Fund, Inc.**....     140,000      1,842,400
    Interactive Data Corp. .........      10,000         90,000
    Triad Guaranty, Inc.*...........      65,000      2,600,000
                                                   ------------
                                                     14,055,970
                                                   ------------
FOOD -- 3.5%
    Corn Products International,
      Inc. .........................     120,000      3,840,000
    Flowers Foods, Inc. ............     127,000      3,981,450
    Hain Celestial Group, Inc.*.....       5,000        110,000

AST GABELLI SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Ingles Markets, Inc. Cl-A.......      65,000   $    799,500
    International Multifoods
      Corp. ........................      89,000      1,846,750
    Interstate Bakeries Corp. ......      10,000        160,000
    J&J Snack Foods Corp.*..........      34,000        753,100
    J.M. Smucker Co. Cl-B...........      55,000      1,430,000
    Opta Food Ingredients, Inc.*....       1,000          1,450
    Sensient Technologies Corp. ....     140,000      2,872,800
    Triarc Companies, Inc.*.........      22,000        576,400
    Twinlab Corp.*..................     195,000        503,100
    Weis Markets, Inc. .............      49,000      1,727,740
                                                   ------------
                                                     18,602,290
                                                   ------------
FURNITURE -- 0.2%
    Stanley Furniture Co., Inc.*....      38,000      1,022,200
                                                   ------------
HOTELS & MOTELS -- 0.3%
    Boca Resorts, Inc. Cl-A*........      70,000      1,031,100
    Trump Hotels & Casino Resorts,
      Inc.*.........................      25,000         50,500
    Wyndham International, Inc.*....     200,000        500,000
                                                   ------------
                                                      1,581,600
                                                   ------------
INDUSTRIAL PRODUCTS -- 3.5%
    Crane Co.sec....................     240,000      7,440,000
    Curtiss Wright Corp. ...........       3,000        161,100
    Donaldson, Inc. ................      20,000        623,000
    Gentek, Inc. ...................      15,000         79,500
    Greif Brothers Corp. ...........      55,000      1,669,250
    Kaman Corp. Cl-A................     200,000      3,540,000
    Roper Co. ......................      85,000      3,548,750
    Standex International Corp. ....      25,000        590,000
    Tennant Co. ....................      22,000        880,000
                                                   ------------
                                                     18,531,600
                                                   ------------
INSURANCE -- 1.2%
    Alleghany Corp.*................         800        162,400
    Argonaut Group, Inc. ...........      42,000        844,200
    Brown & Brown, Inc. ............      66,000      2,771,340
    Gainsco, Inc. ..................      25,000         30,000
    Hilb, Rogal & Hamilton Co. .....      18,000        787,500
    Markel Corp.*...................       1,500        294,750
    Presidential Life Corp. ........      30,000        672,000
    ProAssurance Corp.*.............      63,000      1,086,750
                                                   ------------
                                                      6,648,940
                                                   ------------
INTERNET SERVICES -- 0.0%
    iBEAM Broadcasting Corp.*sec....     100,000         39,000
    J Net Enterprises, Inc.*........      41,000        165,640
                                                   ------------
                                                        204,640
                                                   ------------
MACHINERY & EQUIPMENT -- 2.8%
    Alamo Group, Inc. ..............      25,000        356,250
    Carbo Ceramics, Inc. ...........      49,400      1,830,270
    Flowserve Corp. ................      60,000      1,845,000
    Gencorp, Inc. ..................     275,000      3,520,000
    Graco, Inc. ....................      25,000        825,000
    Sequa Corp. Cl-A*...............      22,500      1,023,750
    Smith, (A.O.) Corp. ............     120,000      2,148,000

                                        SHARES        VALUE
                                        ------        -----
    SPS Technologies, Inc.*.........      44,000   $  2,085,600
    TransTechnology Corp. ..........      67,000        587,255
    Woodward Governor Co. ..........       9,000        759,150
                                                   ------------
                                                     14,980,275
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.4%
    Apogent Technologies, Inc.*.....     142,000      3,493,200
    Carter-Wallace, Inc. ...........     235,000      4,547,250
    Dentsply International, Inc. ...       2,000         88,700
    Henry Schein, Inc.*.............       1,000         40,060
    Inamed Corp.*...................      22,000        622,820
    Invitrogen Corp.*...............      20,000      1,436,000
    Ocular Sciences, Inc.*..........      30,000        762,000
    Owens & Minor, Inc. ............     162,000      3,078,000
    Patterson Dental Co.*...........       1,000         30,000
    Sybron Dental Specialties,
      Inc.*.........................     200,000      4,098,000
    Young Innovations, Inc.*........       1,000         22,400
                                                   ------------
                                                     18,218,430
                                                   ------------
METALS & MINING -- 1.6%
    Alltrista Corp.*................      25,000        295,000
    Homestake Mining Co. ...........     410,000      3,177,500
    Layne Christensen Co.*..........      75,000        637,500
    Material Sciences Corp.*........     250,000      2,470,000
    Newmont Mining Corp. ...........      55,000      1,023,550
    Penn Virginia Corp. ............      24,000        789,600
    TVX Gold, Inc.*sec..............     280,000        151,200
    WHX Corp.*sec...................      60,000        115,200
                                                   ------------
                                                      8,659,550
                                                   ------------
OFFICE EQUIPMENT -- 2.0%
    Aaron Rents, Inc. ..............     189,000      3,213,000
    Aaron Rents, Inc. Cl-A..........      49,900        779,438
    IDEX Corp. .....................     133,000      4,522,000
    McGrath RentCorp................      78,000      1,882,920
    Nashua Corp. ...................      61,700        428,815
                                                   ------------
                                                     10,826,173
                                                   ------------
OIL & GAS -- 6.7%
    Callon Petroleum Co.*...........      24,000        284,400
    Chieftan International, Inc.*...     160,000      4,598,400
    Companie Generale de Geophysique
      SA [ADR]*.....................      74,000        817,700
    Devon Energy Corp.sec...........      40,000      2,100,000
    EOG Resources, Inc.sec..........     170,500      6,061,275
    Ethyl Corp. ....................      20,000         27,000
    Forest Oil Corp.*...............     104,000      2,912,000
    Kinder Morgan, Inc.sec..........     122,000      6,130,500
    Northwest Natural Gas Co. ......       8,000        199,200
    Rowan Companies, Inc.*..........     275,000      6,077,500
    Semco Energy, Inc. .............      63,400        951,000
    Southern Union Co.*.............       7,900        161,160
    Southwest Gas Corp. ............       2,000         47,360
    Watts Industries, Inc. .........      56,300        954,285
    XTO Energy, Inc.sec.............     315,000      4,520,250
                                                   ------------
                                                     35,842,030
                                                   ------------

AST GABELLI SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
PAPER & FOREST PRODUCTS -- 1.3%
    Boise Cascade Corp. ............      62,300   $  2,191,091
    CSS Industries, Inc.*...........      18,000        463,680
    Louisiana-Pacific Corp. ........     290,000      3,401,700
    Wausau-Mosinee Paper Corp. .....      90,000      1,160,100
                                                   ------------
                                                      7,216,571
                                                   ------------
PERSONAL SERVICES -- 1.0%
    Cendant Corp.*sec...............     200,000      3,900,000
    Matthews International Corp.
      Cl-A..........................      25,000      1,099,188
    Whitman Education Group,
      Inc.*.........................      65,000        185,250
                                                   ------------
                                                      5,184,438
                                                   ------------
PHARMACEUTICALS -- 0.6%
    Bone Care International,
      Inc.*.........................      60,000      1,590,000
    Corixa Corp.*...................      80,000      1,365,600
                                                   ------------
                                                      2,955,600
                                                   ------------
PRINTING & PUBLISHING -- 1.0%
    Hungry Minds, Inc.*.............      14,500         98,890
    Journal Register Co.*...........     251,000      4,041,100
    McClatchy Co. ..................       8,000        312,800
    Pulitzer, Inc. .................      16,400        865,920
                                                   ------------
                                                      5,318,710
                                                   ------------
REAL ESTATE -- 1.3%
    Glenborough Realty Trust, Inc.
      [REIT]........................     180,000      3,474,000
    Griffin Land & Nurseries Co.*...      28,000        465,360
    Innkeepers USA Trust [REIT].....      90,000      1,078,200
    Pacific Gulf Properties, Inc.
      [REIT]........................     110,000        537,900
    Sun Communities, Inc. [REIT]....      45,000      1,590,750
                                                   ------------
                                                      7,146,210
                                                   ------------
RESTAURANTS -- 0.3%
    RARE Hospitality International,
      Inc.*.........................      10,000        226,000
    Ruby Tuesday, Inc. .............      10,000        171,000
    The Steak'n Shake Co.*..........     120,000      1,110,000
                                                   ------------
                                                      1,507,000
                                                   ------------
RETAIL & MERCHANDISING -- 1.8%
    Blockbuster, Inc.sec............      25,000        456,250
    Bon-Ton Stores, Inc.*...........      85,000        258,400
    Casey's General Stores, Inc. ...      75,000        975,000
    Elizabeth Arden, Inc.*..........      52,000      1,269,320
    Fred's, Inc. ...................      66,625      1,715,594
    Goody's Family Clothing,
      Inc.*.........................     175,000        701,750
    Hancock Fabrics, Inc. ..........     155,000      1,387,250
    Jo-Ann Stores, Inc. Cl-B*.......      30,000         67,800
    Stein Mart, Inc.*...............      55,000        568,700
    The Neiman-Marcus Group, Inc.
      Cl-A*.........................      70,000      2,170,000
                                                   ------------
                                                      9,570,064
                                                   ------------
SEMICONDUCTORS -- 0.6%
    MKS Instruments, Inc.*..........      20,000        576,000
    Stratos Lightwave, Inc.*........     198,000      2,574,000
                                                   ------------
                                                      3,150,000
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
TELECOMMUNICATIONS -- 3.1%
    Airgate PCS, Inc.*..............       7,000   $    364,000
    Centennial Communications,
      Inc.*.........................      32,000        422,080
    Commonwealth Telephone
      Enterprises, Inc.*............      85,500      3,612,375
    Commonwealth Telephone
      Enterprises, Inc. Cl-B*.......       9,000        380,250
    Conestoga Enterprises, Inc. ....      40,000      1,182,000
    Dobson Communications Corp.*....      10,000        170,500
    General Communication, Inc.*....      84,000      1,016,400
    Leap Wireless International,
      Inc.*.........................      35,000      1,060,500
    Loral Space & Communications
      Ltd.*sec......................   1,060,000      2,968,000
    Nextel Communications, Inc.
      Cl-A*sec......................     100,000      1,750,000
    Plantronics, Inc.*..............       5,000        115,750
    Rogers Wireless Communications,
      Inc. Cl-B*sec.................      50,000        863,500
    Rural Cellular Corp.*...........      58,000      2,627,400
    Telecorp PCS, Inc.*.............       3,280         63,534
    Triton PCS Holdings, Inc.*......       5,000        205,000
                                                   ------------
                                                     16,801,289
                                                   ------------
TRANSPORTATION -- 1.3%
    Hub Group, Inc. Cl-A*...........      85,000      1,105,000
    Landstar Systems, Inc.*.........       1,000         68,020
    Navistar International Corp.*...      85,000      2,391,050
    Ryder Systems, Inc. ............     180,000      3,528,000
                                                   ------------
                                                      7,092,070
                                                   ------------
UTILITIES -- 2.7%
    American States Water Co. ......       2,700         91,800
    Artesian Resources Corp. Cl-A...         300          8,094
    Atmosphere Energy Corp. ........      10,900        266,614
    Bangor Hydro Electric Co. ......       1,300         34,554
    Baycorp Holdings Ltd.*..........       1,700         16,150
    Birmingham Utilities, Inc. .....         400          6,060
    Black Hills Corp.sec............       9,000        362,070
    California Water Service
      Group.........................       2,500         64,125
    Cascade Natural Gas Corp. ......       4,200         89,460
    Central Vermont Public Service
      Corp. ........................       6,700        126,697
    CH Energy Group, Inc. ..........       7,800        342,810
    Chesapeake Utilities Corp. .....       1,700         32,096
    Cleco Corp.sec..................      60,000      1,365,000
    Conectivsec.....................     140,000      3,024,000
    Connecticut Water Service,
      Inc. .........................       1,000         34,570
    Consolidated Water Co. Ltd. ....       1,200         10,920
    Delta Natural Gas Co., Inc. ....         500          9,800
    DQE, Inc. ......................      50,000      1,125,000
    El Paso Electric Co.*...........     150,400      2,404,896
    Empire District Electric Co. ...       6,200        128,278
    Energy West, Inc. ..............         500          5,900
    EnergySouth, Inc. ..............         500         10,900
    Green Mountain Power Corp. .....       2,600         41,496
    Laclede Gas Co. ................       5,000        127,000
    Madison Gas & Electric Co. .....       3,000         83,400
    Maine Public Service Co. .......         700         20,125
    Middlesex Water Co. ............         700         23,807

AST GABELLI SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    New Jersey Resources Corp. .....       4,400   $    198,880
    Newpower Holdings, Inc.*........      34,000        306,000
    Northwestern Corp. .............       5,700        127,680
    NUI Corp. ......................       9,600        221,568
    Otter Tail Corp. ...............         400         11,100
    Pennichuck Corp. ...............         100          3,130
    RGC Resources, Inc. ............         200          4,000
    SJW Corp. ......................       6,700        572,850
    South Jersey Industries,
      Inc. .........................       3,100         96,565
    Southwest Water Co. ............       3,400         49,470
    Southwestern Energy Co. ........      11,400        139,650
    UGI Corp. ......................      12,600        340,200
    UIL Holdings Corp. .............       4,600        223,514
    Unisource Energy Corp. .........      18,000        413,460
    Unitil Corp. ...................         500         12,375
    Western Resources, Inc. ........      60,000      1,290,000
    WPS Resources Corp. ............      10,000        352,500
    York Research Corp.*............       4,900         15,435
    York Water Co. .................       1,000         24,760
                                                   ------------
                                                     14,258,759
                                                   ------------
TOTAL COMMON STOCK (Cost
  $406,662,372).....................                430,407,232
                                                   ------------
                                         PAR
                                        (000)         VALUE
                                        -----         -----
U.S. TREASURY OBLIGATIONS -- 10.7%
    U.S. Treasury Bills
      3.70%, 07/05/01...............  $    1,410   $  1,409,543
      3.74%, 07/12/01...............       5,039      5,033,499
      3.57%, 07/26/01...............       1,007      1,004,438
      3.825%, 07/26/01..............       3,532      3,522,372
      3.59%, 08/02/01-08/09/01......       2,521      2,512,810
      3.63%, 08/02/01-08/09/01......      11,108     11,059,046
      3.755%, 08/02/01-08/09/01.....       2,019      2,012,140
      3.49%, 08/09/01...............      13,106     13,055,264
      3.505%, 08/16/01-09/27/01.....       4,035      4,016,423
      3.54%, 08/16/01-09/27/01......       7,563      7,523,598
      3.545%, 08/16/01-09/27/01.....       6,051      6,022,823
                                                   ------------
    (Cost $57,182,341)..............                 57,171,956
                                                   ------------
                                        SHARES
                                        ------
PREFERRED STOCK -- 0.0%
CHEMICALS
    Sequa Corp.
      $5.00 Pfd [CVT]*
    (Cost $159,100).................       2,000        156,000
                                                   ------------
SHORT-TERM INVESTMENTS -- 9.4%
    Temporary Investment Cash
      Fund..........................  25,253,345     25,253,345
    Temporary Investment Fund.......  25,253,345     25,253,345
                                                   ------------
    (Cost $50,506,690)..............                 50,506,690
                                                   ------------
TOTAL INVESTMENTS -- 100.3% (Cost
  $514,510,503).....................                538,241,878
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)..................                 (1,690,880)
                                                   ------------
NET ASSETS -- 100.0%................               $536,550,998
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

*  Non-income producing security.

** Closed-end fund.

sec.  All or a portion of the security was on loan.

See Notes to Financial Statements.

AST MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
COMMON STOCK -- 96.8%
ADVERTISING -- 0.4%
    Omnicom Group, Inc.sec.........     71,138   $    6,117,868
                                                 --------------
AEROSPACE -- 8.0%
    Boeing Co. ....................    888,538       49,402,713
    Embraer Aircraft Corp.
      [ADR]sec.....................    341,870       13,350,024
    General Dynamics Corp. ........    666,577       51,866,356
                                                 --------------
                                                    114,619,093
                                                 --------------
AIRLINES -- 3.0%
    Southwest Airlines Co. ........  2,320,762       42,910,889
                                                 --------------
BEVERAGES -- 1.4%
    Anheuser-Busch Companies,
      Inc. ........................    205,563        8,469,196
    Coors, (Adolph) Co. Cl-B.......    231,769       11,630,168
                                                 --------------
                                                     20,099,364
                                                 --------------
BROADCASTING -- 3.0%
    Comcast Corp. Cl-A*sec.........    981,079       42,578,829
                                                 --------------
CLOTHING & APPAREL -- 0.5%
    Nike, Inc. Cl-B................    159,311        6,689,469
                                                 --------------
COMPUTER SERVICES & SOFTWARE -- 5.2%
    Microsoft Corp.*...............  1,029,332       75,141,236
                                                 --------------
CONGLOMERATES -- 1.5%
    Minnesota Mining &
      Manufacturing Co.sec.........    124,738       14,232,606
    Tyco International Ltd. .......    137,818        7,511,081
                                                 --------------
                                                     21,743,687
                                                 --------------
CONSTRUCTION -- 0.4%
    MDC Holdings, Inc. ............    142,915        5,059,191
                                                 --------------
CONSUMER PRODUCTS & SERVICES -- 0.3%
    Estee Lauder Companies, Inc.
      Cl-Asec......................     94,698        4,081,484
                                                 --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.7%
    General Electric Co. ..........  1,370,698       66,821,528
                                                 --------------
ENTERTAINMENT & LEISURE -- 2.9%
    AOL Time Warner, Inc.*.........    779,654       41,321,662
                                                 --------------
FINANCIAL-BANK & TRUST -- 1.0%
    Northern Trust Corp.sec........    219,523       13,720,188
                                                 --------------
FINANCIAL SERVICES -- 16.3%
    Citigroup, Inc.sec.............  1,075,784       56,844,426
    Fannie Mae.....................    547,524       46,621,669
    Goldman Sachs Group,
      Inc.sec......................     82,181        7,051,130
    Lehman Brothers Holdings,
      Inc. ........................    385,595       29,980,011
    Merrill Lynch & Co., Inc. .....    846,669       50,165,137
    USA Education, Inc. ...........    555,928       40,582,744
    Washington Mutual, Inc.sec.....     90,727        3,406,799
                                                 --------------
                                                    234,651,916
                                                 --------------
FOOD -- 2.7%
    Kraft Foods, Inc.*.............    792,244       24,559,564
    Safeway, Inc.*.................    292,354       14,032,992
                                                 --------------
                                                     38,592,556
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
HEALTHCARE SERVICES -- 6.2%
    Amgen, Inc.*...................    441,120   $   26,767,162
    Tenet Healthcare Corp.*........    828,447       42,739,580
    UnitedHealth Group, Inc. ......    308,176       19,029,868
                                                 --------------
                                                     88,536,610
                                                 --------------
HOTELS & MOTELS -- 2.2%
    Four Seasons Hotels,
      Inc.sec......................    561,121       31,058,047
                                                 --------------
INSURANCE -- 1.2%
    American International Group,
      Inc. ........................    197,858       17,015,788
                                                 --------------
MACHINERY & EQUIPMENT -- 1.3%
    Smith International,
      Inc.*sec.....................    319,779       19,154,762
                                                 --------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Baxter International, Inc. ....    278,622       13,652,478
    Quest Diagnostic, Inc.*........     42,976        3,216,754
                                                 --------------
                                                     16,869,232
                                                 --------------
PHARMACEUTICALS -- 12.4%
    Genentech, Inc.*sec............  1,148,110       63,260,862
    Merck & Co., Inc. .............    635,887       40,639,538
    Pfizer, Inc. ..................  1,002,286       40,141,554
    Priority Healthcare Corp.
      Cl-B*sec.....................  1,170,672       33,106,604
                                                 --------------
                                                    177,148,558
                                                 --------------
PRINTING & PUBLISHING -- 0.3%
    New York Times Co.sec..........    114,005        4,788,210
                                                 --------------
RETAIL & MERCHANDISING -- 12.6%
    Costco Wholesale Corp.*sec.....  1,000,000       41,080,000
    Home Depot, Inc. ..............  1,235,702       57,521,927
    Tiffany & Co. .................  1,105,607       40,045,086
    Wal-Mart Stores, Inc. .........    877,815       42,837,372
                                                 --------------
                                                    181,484,385
                                                 --------------
TELECOMMUNICATIONS -- 4.7%
    Clear Channel Communications,
      Inc.*........................    505,469       31,692,907
    QUALCOMM, Inc.*................    407,342       23,821,360
    Qwest Communications
      International, Inc. .........    371,866       11,851,369
                                                 --------------
                                                     67,365,636
                                                 --------------
TRANSPORTATION -- 1.0%
    FedEx Corp.*sec................    368,434       14,811,047
                                                 --------------
UTILITIES -- 2.4%
    Calpine Corp.*sec..............    597,592       22,588,977
    Mirant Corp.*..................    335,127       11,528,369
                                                 --------------
                                                     34,117,346
                                                 --------------
TOTAL COMMON STOCK (Cost
  $1,266,915,651)..................               1,386,498,581
                                                 --------------

AST MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)         VALUE
                                     ---------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.5%
    Federal Home Loan Bank 3.50%,
      07/02/01
    (Cost $50,095,129).............  $  50,100   $   50,095,129
                                                 --------------

                                      SHARES
                                      ------
FOREIGN STOCK -- 0.5%
AUTOMOBILE MANUFACTURERS
    Bayerische Motoren Werke AG --
      (DEM)
    (Cost $8,189,937)..............    236,660        7,833,638
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
                                      ------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash
      Fund.........................     17,238   $       17,238
    Temporary Investment Fund......     17,238           17,238
                                                 --------------
    (Cost $34,476).................                      34,476
                                                 --------------
TOTAL INVESTMENTS -- 100.8%
    (Cost $1,325,235,193)..........               1,444,461,824
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.8%).................                 (12,024,298)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,432,437,526
                                                 ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST COHEN & STEERS REALTY PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 91.9%
APARTMENT/RESIDENTIAL -- 18.4%
    Apartment Investment & Management
      Co. Cl-A [REIT]sec.............     49,100   $  2,366,620
    Archstone Communities Trust
      [REIT].........................    228,400      5,888,152
    Avalonbay Communities, Inc.
      [REIT].........................    137,200      6,414,100
    Equity Residential Properties
      Trust [REIT]sec................    118,200      6,684,210
    Essex Property Trust, Inc.
      [REIT].........................     51,500      2,551,825
    Smith, (Charles E.) Residential
      Realty, Inc. [REIT]............     31,200      1,564,680
                                                   ------------
                                                     25,469,587
                                                   ------------
BUILDING & REAL ESTATE -- 2.3%
    Kilroy Realty Corp. [REIT].......    109,900      3,198,090
                                                   ------------
COMMUNITY CENTER -- 0.9%
    Kimco Realty Corp. [REIT]........     26,000      1,231,100
                                                   ------------
DIVERSIFIED -- 7.5%
    CarrAmerica Realty Corp.
      [REIT].........................     15,300        466,650
    Developers Diversified Realty
      Corp. [REIT]...................     76,200      1,400,556
    Vornado Realty Trust
      [REIT]sec......................    218,400      8,526,336
                                                   ------------
                                                     10,393,542
                                                   ------------
HEALTH CARE -- 5.7%
    Health Care Property Investors,
      Inc. [REIT]....................    145,600      5,008,640
    Nationwide Health Properties,
      Inc. [REIT]....................    140,200      2,832,040
                                                   ------------
                                                      7,840,680
                                                   ------------
HOTELS & MOTELS -- 9.6%
    FelCor Lodging Trust, Inc.
      [REIT]sec......................     73,100      1,710,540
    Host Marriott Corp. [REIT]sec....    345,500      4,325,660
    MeriStar Hospitality Corp.
      [REIT].........................     59,500      1,413,125
    Starwood Hotels & Resorts
      Worldwide, Inc. [REIT]sec......    158,600      5,912,608
                                                   ------------
                                                     13,361,933
                                                   ------------
INDUSTRIAL -- 8.7%
    AMB Property Corp. [REIT]........    150,200      3,869,152
    First Industrial Realty Trust,
      Inc. [REIT]....................      9,300        298,623
    Prologis Trust [REIT]............    344,900      7,836,128
                                                   ------------
                                                     12,003,903
                                                   ------------
INTERNET SERVICES -- 0.2%
    FrontLine Capital Group*.........    152,700        229,050
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
OFFICE -- 15.7%
    Arden Realty, Inc. [REIT]........    228,100   $  6,090,270
    Equity Office Properties Trust
      [REIT]sec......................    368,700     11,661,981
    Mack-Cali Realty Corp. [REIT]....     62,100      1,768,608
    SL Green Realty Corp. [REIT].....     75,300      2,282,343
                                                   ------------
                                                     21,803,202
                                                   ------------
OFFICE/INDUSTRIAL -- 10.2%
    Boston Properties, Inc. [REIT]...    198,300      8,110,470
    Reckson Associates Realty Corp.
      [REIT].........................    154,000      3,542,000
    Spieker Properties, Inc.
      [REIT].........................     41,300      2,475,935
                                                   ------------
                                                     14,128,405
                                                   ------------
REGIONAL MALL -- 12.7%
    CBL & Associates Properties, Inc.
      [REIT].........................     55,300      1,697,157
    General Growth Properties, Inc.
      [REIT]sec......................    135,900      5,349,024
    Rouse Co. [REIT]sec..............    103,000      2,950,950
    Simon Property Group, Inc.
      [REIT].........................    175,900      5,271,723
    Taubman Centers, Inc. [REIT].....     73,100      1,023,400
    Weingarten Realty Investors
      [REIT].........................     29,600      1,297,960
                                                   ------------
                                                     17,590,214
                                                   ------------
TOTAL COMMON STOCK
  (Cost $117,984,464)................               127,249,706
                                                   ------------

FOREIGN STOCK -- 3.5%
DIVERSIFIED
    Brookfield Properties
      Corp. -- (CAD)
      (Cost $3,745,203)..............    255,300      4,878,687
                                                   ------------

SHORT-TERM INVESTMENTS -- 6.3%
    Temporary Investment Cash Fund...  4,357,313      4,357,313
    Temporary Investment Fund........  4,357,312      4,357,312
                                                   ------------
    (Cost $8,714,625)................                 8,714,625
                                                   ------------
TOTAL INVESTMENTS -- 101.7%
  (Cost $130,444,292)................               140,843,018
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.7%)...................                (2,316,863)
                                                   ------------
NET ASSETS -- 100.0%.................              $138,526,155
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 94.1%
ADVERTISING -- 1.4%
    Advo, Inc.*......................     53,035   $  1,811,145
    DoubleClick, Inc.*sec............    189,234      2,601,968
                                                   ------------
                                                      4,413,113
                                                   ------------
AEROSPACE -- 0.3%
    Goodrich Corp. ..................     12,280        466,394
    Raytheon Co.sec..................     21,100        560,205
                                                   ------------
                                                      1,026,599
                                                   ------------
AIRLINES -- 0.5%
    Airtran Holdings*................    100,733      1,057,697
    Southwest Airlines Co. ..........     20,058        370,872
                                                   ------------
                                                      1,428,569
                                                   ------------
AUTOMOTIVE PARTS -- 1.7%
    Delphi Automotive Systems
      Corp.sec.......................     33,873        539,597
    Eaton Corp. .....................     14,736      1,032,994
    Lear Corp.*......................     28,040        978,596
    Visteon Corp.sec.................    102,334      1,880,898
    Wabash National Corp. ...........     71,960        870,716
                                                   ------------
                                                      5,302,801
                                                   ------------
BROADCASTING -- 1.3%
    Lee Enterprises, Inc. ...........     42,078      1,388,574
    Media General, Inc. .............     60,745      2,794,270
                                                   ------------
                                                      4,182,844
                                                   ------------
BUILDING MATERIALS -- 0.6%
    Clayton Homes, Inc. .............    128,252      2,016,121
                                                   ------------
BUSINESS SERVICES -- 2.0%
    Ingram Micro, Inc. Cl-A*.........    370,522      5,368,863
    Wackenhut Corrections Corp.*.....     79,507      1,041,542
                                                   ------------
                                                      6,410,405
                                                   ------------
CAPITAL GOODS -- 0.8%
    Harsco Corp. ....................     91,087      2,471,190
                                                   ------------
CHEMICALS -- 3.7%
    Agrium, Inc.*....................    119,313      1,193,130
    Eastman Chemical Co. ............      9,005        428,908
    IMC Global, Inc. ................    220,102      2,245,041
    Methanex Corp.*..................    149,399        806,755
    Millennium Chemicals, Inc. ......    103,080      1,551,354
    Potash Corp. of Saskatchewan,
      Inc. ..........................     31,110      1,785,714
    PPG Industries, Inc.sec..........     13,099        688,614
    TETRA Technologies, Inc.*........     57,778      1,412,672
    The Lubrizol Corp. ..............     48,077      1,492,791
                                                   ------------
                                                     11,604,979
                                                   ------------
CLOTHING & APPAREL -- 2.0%
    Ross Stores, Inc. ...............     92,817      2,223,895
    Tropical Sportswear International
      Corp.*.........................    130,418      2,622,707
    Urban Outfitters, Inc.*..........    121,691      1,308,178
                                                   ------------
                                                      6,154,780
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
COMPUTER HARDWARE -- 0.9%
    Hutchinson Technology, Inc.*.....    101,349   $  1,873,943
    Maxtor Corp.*....................    199,957      1,049,774
                                                   ------------
                                                      2,923,717
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 0.6%
    National Data Corp. .............     25,951        840,812
    Tech Data Corp.*.................     25,803        903,105
                                                   ------------
                                                      1,743,917
                                                   ------------
CONSTRUCTION -- 1.1%
    Beazer Homes USA, Inc.*..........     20,699      1,314,180
    D.R. Horton, Inc. ...............     60,950      1,383,565
    Lennar Corp.sec..................     17,576        732,919
                                                   ------------
                                                      3,430,664
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.6%
    Fortune Brands, Inc. ............     44,925      1,723,324
    Oneida Ltd. .....................     55,831      1,135,044
    Pittston Brink's Group...........     72,477      1,615,512
    UST, Inc.sec.....................     16,800        484,848
                                                   ------------
                                                      4,958,728
                                                   ------------
CONTAINERS & PACKAGING -- 1.1%
    Packaging Corp. of America*......    118,589      1,841,687
    Sonoco Products Co. .............     63,550      1,581,124
                                                   ------------
                                                      3,422,811
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.1%
    Agere Systems Inc.*..............     42,379        317,843
    Arrow Electronics, Inc.*.........     12,713        308,799
    Axcelis Technologies, Inc.*......     15,862        239,516
    Caliper Technologies
      Corp.*sec......................     15,700        330,014
    General Cable Corp. .............     47,456        880,309
    KEMET Corp.*.....................     16,896        334,710
    Methode Electronics, Inc. Cl-A...     27,709        239,683
    Opticnet, Inc.*..................     20,300              0
    Parker-Hannifin Corp. ...........     40,729      1,728,538
    Synopsys, Inc.*sec...............     28,600      1,358,500
    UCAR International, Inc.*........    263,807      3,152,493
    Vishay Intertechnology,
      Inc.*sec.......................     32,235        741,405
                                                   ------------
                                                      9,631,810
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.9%
    Harrah's Entertainment,
      Inc.*sec.......................     49,530      1,748,409
    Station Casinos, Inc.*sec........     60,690        971,040
                                                   ------------
                                                      2,719,449
                                                   ------------
ENVIRONMENTAL SERVICES -- 1.2%
    Casella Waste Systems, Inc.*.....    136,302      1,607,001
    Republic Services, Inc.*.........    108,988      2,163,411
                                                   ------------
                                                      3,770,412
                                                   ------------
EQUIPMENT SERVICES -- 0.4%
    GTECH Holdings Corp.*............     32,154      1,141,789
                                                   ------------
FINANCIAL-BANK & TRUST -- 9.3%
    Colonial Bancgroup, Inc. ........    286,919      4,125,895
    Comerica, Inc. ..................     35,408      2,039,501
    Community First Bankshares,
      Inc. ..........................    120,676      2,781,582
    Corus Bankshares, Inc. ..........     25,490      1,526,851
    Cullen/Frost Bankers, Inc. ......     43,362      1,467,804

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    GBC Bancorp......................     25,375   $    683,856
    GreenPoint Financial Corp.sec....     32,235      1,237,824
    KeyCorp..........................     57,431      1,496,078
    Pacific Century Financial
      Corp. .........................    130,800      3,373,332
    Southtrust Corp.sec..............     78,081      2,025,421
    Sovereign Bancorp, Inc. .........    253,522      3,290,716
    Susquehanna Bancshares, Inc. ....     63,195      1,273,379
    UnionBanCal Corp. ...............     55,772      1,879,516
    Wilmington Trust Corp. ..........     31,213      1,955,494
                                                   ------------
                                                     29,157,249
                                                   ------------
FINANCIAL SERVICES -- 4.6%
    Allied Capital Corp. ............     51,385      1,189,563
    AMBAC Financial Group, Inc. .....     14,224        827,837
    American Capital Strategies
      Ltd. ..........................     23,159        639,652
    Bear Stearns Companies,
      Inc.sec........................     18,113      1,068,124
    Blackrock, Inc.*.................     22,022        755,134
    Countrywide Credit Industries,
      Inc.sec........................     12,178        558,727
    Heller Financial, Inc.sec........     44,925      1,796,999
    Lehman Brothers Holdings,
      Inc.sec........................     11,871        922,970
    Liberty Financial Companies......     17,000        551,650
    Metris Companies, Inc. ..........     36,881      1,243,259
    PXRE Corp. ......................     55,100      1,074,450
    Sky Financial Group, Inc. .......     80,334      1,516,706
    Washington Federal, Inc. ........     93,775      2,410,017
                                                   ------------
                                                     14,555,088
                                                   ------------
FOOD -- 2.6%
    Archer Daniels Midland Co. ......     94,045      1,222,585
    ConAgra, Inc. ...................     90,975      1,802,215
    Corn Products International,
      Inc. ..........................     68,858      2,203,456
    Fleming Companies, Inc.sec.......     17,163        612,719
    SUPERVALU, Inc. .................    133,034      2,334,747
                                                   ------------
                                                      8,175,722
                                                   ------------
HEALTHCARE SERVICES -- 3.3%
    Beverly Enterprises, Inc.*.......    146,600      1,568,620
    Health Management Associates,
      Inc. Cl-A*sec..................     54,544      1,147,606
    Health Net, Inc.*................     49,421        859,925
    Humana, Inc.*....................    212,486      2,092,987
    Manor Care, Inc.*sec.............     82,430      2,617,153
    Tenet Healthcare Corp.*..........     41,138      2,122,309
                                                   ------------
                                                     10,408,600
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.6%
    Lydall, Inc.*....................    151,570      1,818,840
                                                   ------------
INSURANCE -- 6.8%
    Allmerica Financial Corp. .......     13,610        782,575
    AON Corp.sec.....................     67,643      2,367,505
    Commerce Group, Inc. ............     44,044      1,620,379
    Everest Reinsurance Group
      Ltd. ..........................     18,300      1,368,840
    Horace Mann Educators Corp. .....     54,383      1,171,954
    IPC Holdings Ltd.*...............    105,795      2,535,906
    Loews Corp. .....................     19,341      1,246,141
    Old Republic International
      Corp. .........................    134,511      3,900,819
    Willis Group Holdings Ltd.*......     29,776        528,524

                                        SHARES        VALUE
                                        ------        -----
    XL Capital Ltd.sec...............     13,700   $  1,124,770
    Zenith National Insurance
      Corp. .........................    166,335      4,491,044
                                                   ------------
                                                     21,138,457
                                                   ------------
INTERNET SERVICES -- 0.3%
    WebMD Corp.*.....................    142,654        990,019
                                                   ------------
MACHINERY & EQUIPMENT -- 2.8%
    AGCO Corp. ......................    148,158      1,355,646
    Deere & Co. .....................     51,474      1,948,291
    Denison International PLC
      [ADR]*.........................     53,294        903,333
    Intermet Corp. ..................    144,230        822,111
    Milacron, Inc. ..................     92,638      1,451,637
    Pall Corp. ......................     91,691      2,157,490
                                                   ------------
                                                      8,638,508
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.5%
    Haemonetics Corp.*...............     38,668      1,179,374
    Molecular Devices Corp.*.........     18,566        366,307
                                                   ------------
                                                      1,545,681
                                                   ------------
METALS & MINING -- 2.3%
    Commercial Metals Co. ...........     92,695      2,969,020
    NS Group, Inc.*..................     67,928        906,839
    Nucor Corp. .....................     17,499        855,526
    Phelps Dodge Corp. ..............     10,745        445,918
    Wolverine Tube, Inc.*............    115,384      1,911,913
                                                   ------------
                                                      7,089,216
                                                   ------------
OFFICE EQUIPMENT -- 0.7%
    Aaron Rents, Inc. ...............     32,361        550,137
    Herman Miller, Inc. .............     58,944      1,519,576
                                                   ------------
                                                      2,069,713
                                                   ------------
OIL & GAS -- 4.9%
    Apache Corp.sec..................      6,300        319,725
    Burlington Resources, Inc. ......     19,955        797,202
    Cal Dive International, Inc.*....     58,332      1,405,801
    Coflexip SA [ADR]................      8,391        542,478
    Devon Energy Corp. ..............      9,108        478,170
    Diamond Offshore Drilling,
      Inc.sec........................     15,350        507,318
    Lithia Motors, Inc.*.............     96,903      1,627,970
    Louis Dreyfus Natural Gas Co.*...     22,643        789,109
    Northwest Natural Gas Co. .......     36,986        920,951
    Ocean Energy, Inc. ..............    155,548      2,714,313
    Pioneer Natural Resources Co.*...    108,090      1,842,935
    Swift Energy Co.*................     96,773      2,915,770
    Tosco Corp. .....................     11,000        484,550
                                                   ------------
                                                     15,346,292
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.9%
    Caraustar Industries, Inc. ......    168,281      1,543,136
    Georgia-Pacific Timber Group.....     34,282      1,225,582
                                                   ------------
                                                      2,768,718
                                                   ------------
PERSONAL SERVICES -- 0.4%
    Cornell Companies, Inc.*.........     95,429      1,331,235
                                                   ------------
PHARMACEUTICALS -- 0.3%
    KOS Pharmaceuticals, Inc.*.......     11,100        410,700
    Mylan Laboratories, Inc. ........     24,151        679,368
                                                   ------------
                                                      1,090,068
                                                   ------------

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
PRINTING & PUBLISHING -- 0.4%
    Belo, (A.H.) Corp. Cl-A..........     45,313   $    853,697
    Dow Jones & Co., Inc.sec.........      8,270        493,802
                                                   ------------
                                                      1,347,499
                                                   ------------
RAILROADS -- 0.7%
    Burlington Northern Santa Fe
      Corp. .........................     40,422      1,219,532
    Union Pacific Corp.sec...........     18,318      1,005,841
                                                   ------------
                                                      2,225,373
                                                   ------------
REAL ESTATE -- 8.0%
    Apartment Investment & Management
      Co. Cl-A [REIT]................     14,327        690,561
    Boston Properties, Inc. [REIT]...     27,835      1,138,452
    Centerpoint Properties Corp.
      [REIT].........................     33,551      1,684,260
    Charles E. Smith Residential
      Reality, Inc. .................     32,600      1,634,890
    Correctional Properties Trust
      [REIT].........................     78,156      1,112,941
    Cousins Properties, Inc.
      [REIT].........................    109,594      2,942,600
    Duke-Weeks Realty Corp. [REIT]...     85,244      2,118,313
    Equity Residential Properties
      Trust [REIT]...................     10,847        613,398
    Health Care Property Investors,
      Inc. [REIT]....................     72,196      2,483,542
    Liberty Property Trust [REIT]....     77,229      2,285,978
    LNR Property Corp. ..............     35,403      1,239,105
    Prentiss Properties Trust
      [REIT].........................    105,975      2,787,143
    Public Storage, Inc. [REIT]......     25,334        751,153
    Reckson Associates Realty Corp.
      [REIT].........................     22,953        527,919
    Storage USA, Inc. [REIT].........     53,349      1,920,564
    Trammell Crow Co.*...............     96,153      1,062,491
                                                   ------------
                                                     24,993,310
                                                   ------------
RESTAURANTS -- 1.9%
    CBRL Group, Inc. ................    154,214      2,721,877
    Darden Restaurants, Inc. ........     31,417        876,534
    IHOP Corp.*......................     25,848        694,019
    Morton's Restaurant Group,
      Inc.*..........................     56,100      1,107,414
    Tricon Global Restaurants,
      Inc.*sec.......................     10,233        449,229
                                                   ------------
                                                      5,849,073
                                                   ------------
RETAIL & MERCHANDISING -- 4.7%
    Brookstone, Inc.*................    154,126      2,293,395
    Charming Shoppes, Inc.*..........    500,044      3,070,269
    Federated Department Stores,
      Inc.*sec.......................     11,154        474,045
    Good Guys, Inc.*.................    167,601        616,772
    Group 1 Automotive, Inc.*........     20,363        602,745
    May Department Stores Co. .......     18,113        620,551
    Movado Group.....................     81,279      1,641,836
    Shopko Stores, Inc.*.............    403,119      2,934,706
    Toys 'R' Us, Inc.*...............     57,409      1,420,873
    Tuesday Morning Corp.*...........    101,012      1,218,205
                                                   ------------
                                                     14,893,397
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
SEMICONDUCTORS -- 1.7%
    Fairchild Semiconductor Corp.*...     20,810   $    478,630
    General Semiconductor*...........    260,742      2,727,362
    MEMC Electronic Materials,
      Inc.*..........................    201,700      1,543,005
    NeoMagic Corp.*..................    164,326        525,843
                                                   ------------
                                                      5,274,840
                                                   ------------
TELECOMMUNICATIONS -- 1.2%
    Belden Corp. ....................    101,154      2,705,870
    CenturyTel, Inc. ................     31,007        939,512
                                                   ------------
                                                      3,645,382
                                                   ------------
TRANSPORTATION -- 1.5%
    Arkansas Best Corp.*.............     35,670        823,264
    CNF Transportation, Inc. ........     30,189        852,839
    CSX Corp. .......................      9,517        344,896
    Heartland Express, Inc.*.........     60,742      1,394,028
    Landstar Systems, Inc.*..........     13,027        903,944
    Teekay Shipping Corp. ...........     13,550        542,271
                                                   ------------
                                                      4,861,242
                                                   ------------
UTILITIES -- 8.5%
    American Electric Power Co.,
      Inc. ..........................     31,110      1,436,349
    DTE Energy Co.sec................     15,786        733,102
    El Paso Electric Co.*............     60,897        973,743
    Energy East Corp. ...............    249,488      5,216,794
    Entergy Corp. ...................     28,654      1,100,027
    Exelon Corp. ....................     25,891      1,660,131
    FirstEnergy Corp.sec.............    100,595      3,235,135
    FPL Group, Inc.sec...............     20,526      1,235,870
    Newpower Holdings, Inc.*.........    224,775      2,022,975
    Public Service Co. of New
      Mexico.........................     36,704      1,178,198
    Sierra Pacific Resources
      Corp. .........................    360,900      5,770,792
    Unisource Energy Corp. ..........     38,771        890,570
    Vectran Corp. ...................     63,689      1,318,362
                                                   ------------
                                                     26,772,048
                                                   ------------
TOTAL COMMON STOCK
  (Cost $289,765,904)................               294,740,268
                                                   ------------

SHORT-TERM INVESTMENTS -- 4.6%
    Temporary Investment Cash Fund...  7,203,708      7,203,708
    Temporary Investment Fund........  7,203,708      7,203,708
                                                   ------------
    (Cost $14,407,416)...............                14,407,416
                                                   ------------
TOTAL INVESTMENTS -- 98.7%
  (Cost $304,173,320)................               309,147,684
OTHER ASSETS LESS
  LIABILITIES -- 1.3%................                 3,968,460
                                                   ------------
NET ASSETS -- 100.0%.................              $313,116,144
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 96.1%
AEROSPACE -- 2.4%
    Boeing Co. ......................    125,800   $  6,994,480
    Goodrich Corp. ..................     89,100      3,384,018
    Honeywell International, Inc. ...     35,900      1,256,141
    Lockheed Martin Corp. ...........     86,300      3,197,415
    Raytheon Co.sec..................     65,700      1,744,335
                                                   ------------
                                                     16,576,389
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.6%
    General Motors Corp. ............     61,400      3,951,090
                                                   ------------
AUTOMOTIVE PARTS -- 1.4%
    Eaton Corp. .....................     35,000      2,453,500
    Genuine Parts Co. ...............     60,119      1,893,749
    Goodyear Tire & Rubber Co.sec....    155,600      4,356,800
    TRW, Inc.sec.....................     27,000      1,107,000
                                                   ------------
                                                      9,811,049
                                                   ------------
BEVERAGES -- 1.4%
    Anheuser-Busch Companies,
      Inc. ..........................     21,400        881,680
    Coca-Cola Co. ...................    133,500      6,007,500
    Coca-Cola Enterprises, Inc. .....     42,000        686,700
    PepsiCo, Inc. ...................     44,100      1,949,220
                                                   ------------
                                                      9,525,100
                                                   ------------
BUILDING MATERIALS -- 0.3%
    The Sherwin-Williams Co. ........     87,600      1,944,720
                                                   ------------
BUSINESS SERVICES -- 0.9%
    First Data Corp. ................     60,800      3,906,400
    Parametric Technology Corp.*.....     62,600        807,540
    Paychex, Inc.sec.................     30,100      1,241,625
                                                   ------------
                                                      5,955,565
                                                   ------------
CHEMICALS -- 1.3%
    Air Products & Chemicals,
      Inc.sec........................     79,500      3,637,125
    Dow Chemical Co. ................     91,800      3,052,350
    DuPont, (E.I.) de Nemours &
      Co. ...........................     45,400      2,190,096
                                                   ------------
                                                      8,879,571
                                                   ------------
CLOTHING & APPAREL -- 0.5%
    V.F. Corp. ......................     95,375      3,469,743
                                                   ------------
COMPUTER HARDWARE -- 3.8%
    Dell Computer Corp.*.............     75,600      2,035,908
    EMC Corp.*sec....................    135,800      3,944,990
    Hewlett-Packard Co.sec...........    181,460      5,189,756
    International Business Machines
      Corp. .........................    131,900     14,904,700
                                                   ------------
                                                     26,075,354
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
COMPUTER SERVICES & SOFTWARE -- 6.9%
    Adobe Systems, Inc. .............     16,700   $    786,069
    AutoDesk, Inc. ..................     30,800      1,146,992
    Automatic Data Processing,
      Inc. ..........................     58,700      2,917,390
    Cisco Systems, Inc.*sec..........    372,100      7,181,530
    Electronic Data Systems Corp. ...     29,600      1,850,000
    Fiserv, Inc.*....................     25,600      1,598,208
    Microsoft Corp.*.................    298,900     21,819,700
    NCR Corp.*.......................     46,000      2,162,000
    Oracle Corp.*....................    343,600      6,758,612
    Sun Microsystems, Inc.*..........     65,200      1,056,240
                                                   ------------
                                                     47,276,741
                                                   ------------
CONGLOMERATES -- 3.3%
    Corning, Inc.sec.................     49,800        832,158
    Minnesota Mining & Manufacturing
      Co. ...........................     49,000      5,590,900
    Philip Morris Co., Inc. .........    209,800     10,647,350
    Tyco International Ltd. .........    101,500      5,531,750
                                                   ------------
                                                     22,602,158
                                                   ------------
CONSTRUCTION -- 0.7%
    Centex Corp. ....................     81,700      3,329,275
    Pulte Corp.sec...................     30,200      1,287,426
                                                   ------------
                                                      4,616,701
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.3%
    Eastman Kodak Co.sec.............     50,100      2,338,668
    Fortune Brands, Inc. ............     83,900      3,218,404
    Johnson & Johnson Co.sec.........    145,600      7,280,000
    Newell Rubbermaid, Inc. .........     35,900        901,090
    Procter & Gamble Co.sec..........     48,800      3,113,440
    Snap-On, Inc. ...................     25,500        616,080
    Tupperware Corp. ................     56,800      1,330,824
    Whirlpool Corp.sec...............     64,000      4,000,000
                                                   ------------
                                                     22,798,506
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.3%
    Comverse Technology, Inc.*sec....      6,500        375,570
    Emerson Electric Co. ............     14,000        847,000
    General Electric Co. ............    550,600     26,841,750
    Tektronix, Inc. .................     61,400      1,667,010
                                                   ------------
                                                     29,731,330
                                                   ------------
ENERGY SERVICES -- 0.7%
    Xcel Energy, Inc. ...............    168,795      4,802,218
                                                   ------------
ENTERTAINMENT & LEISURE -- 3.9%
    AOL Time Warner, Inc.*...........    251,200     13,313,600
    Carnival Corp.sec................     46,000      1,412,200
    Disney, (Walt) Co. ..............    191,900      5,543,991
    Sabre Group Holdings*sec.........     38,500      1,925,000
    Viacom, Inc. Cl-B*...............     84,400      4,367,700
                                                   ------------
                                                     26,562,491
                                                   ------------

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FINANCIAL-BANK & TRUST -- 5.4%
    Bank of America Corp. ...........    174,500   $ 10,475,235
    Bank One Corp. ..................    172,200      6,164,760
    Charter One Financial, Inc. .....     48,700      1,553,530
    First Union Corp. ...............    174,100      6,083,054
    MBNA Corp. ......................     30,600      1,008,270
    Morgan, (J.P.) & Co. Ltd. .......     95,080      4,240,568
    National City Corp. .............    144,700      4,453,866
    U.S. Bancorp.....................    127,000      2,894,330
                                                   ------------
                                                     36,873,613
                                                   ------------
FINANCIAL SERVICES -- 8.7%
    American Express Co. ............     78,000      3,026,400
    Citigroup, Inc. .................    335,600     17,733,103
    Countrywide Credit Industries,
      Inc. ..........................     27,600      1,266,288
    Fannie Mae.......................     81,900      6,973,785
    Fleet Financial Group, Inc. .....    131,442      5,185,387
    Freddie Mac......................     47,400      3,318,000
    Golden West Financial Corp. .....     70,700      4,541,768
    Lehman Brothers Holdings,
      Inc. ..........................     34,500      2,682,375
    MBIA, Inc. ......................     23,400      1,302,912
    Merrill Lynch & Co., Inc. .......     81,600      4,834,800
    Morgan Stanley Dean Witter &
      Co. ...........................     23,800      1,528,674
    Providian Financial Corp. .......     12,000        710,400
    Washington Mutual, Inc. .........    146,925      5,517,034
    Wells Fargo & Co. ...............     28,600      1,327,898
                                                   ------------
                                                     59,948,824
                                                   ------------
FOOD -- 3.4%
    Archer Daniels Midland Co. ......    122,675      1,594,775
    ConAgra, Inc. ...................     40,300        798,343
    Heinz, (H.J.) Co.sec.............     50,800      2,077,212
    Kellogg Co. .....................     55,000      1,595,000
    Kroger Co.*......................    169,400      4,235,000
    Safeway, Inc.*...................     40,500      1,944,000
    Sara Lee Corp. ..................    166,000      3,144,040
    SUPERVALU, Inc. .................    126,900      2,227,095
    Unilever NV NY Reg. .............     95,000      5,659,150
                                                   ------------
                                                     23,274,615
                                                   ------------
HEALTHCARE SERVICES -- 1.5%
    Aetna, Inc.*.....................     13,100        338,897
    Amgen, Inc.*.....................     15,700        969,475
    HCA, Inc.sec.....................     60,000      2,711,400
    Humana, Inc.*....................    125,000      1,231,250
    IMS Health, Inc. ................    135,000      3,847,500
    McKesson HBOC, Inc. .............     25,000        928,000
                                                   ------------
                                                     10,026,522
                                                   ------------
HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp. .............     62,500        725,000
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
INSURANCE -- 4.2%
    Allstate Corp. ..................     50,600   $  2,225,894
    American General Corp. ..........     18,200        845,390
    American International Group,
      Inc. ..........................     96,450      8,294,700
    Chubb Corp. .....................     45,900      3,554,037
    CIGNA Corp. .....................     31,500      3,018,330
    MetLife, Inc.sec.................     61,900      1,917,662
    MGIC Investment Corp. ...........     35,600      2,585,984
    St. Paul Companies, Inc. ........     89,035      4,513,184
    Torchmark Corp. .................     43,000      1,729,030
                                                   ------------
                                                     28,684,211
                                                   ------------
INTERNET SERVICES -- 0.2%
    BroadVision, Inc.*...............    242,700      1,240,197
                                                   ------------
MACHINERY & EQUIPMENT -- 0.5%
    Caterpillar, Inc.sec.............     60,000      3,003,000
    Grainger, (W.W.), Inc. ..........     13,000        535,080
                                                   ------------
                                                      3,538,080
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.5%
    Abbott Laboratories..............    149,400      7,172,694
    Bard, (C.R.), Inc. ..............     11,000        626,450
    Medtronic, Inc. .................     58,100      2,673,181
                                                   ------------
                                                     10,472,325
                                                   ------------
METALS & MINING -- 0.1%
    Alcoa, Inc. .....................     15,200        598,880
                                                   ------------
OFFICE EQUIPMENT -- 0.1%
    Office Depot, Inc.*..............     67,000        695,460
                                                   ------------
OIL & GAS -- 7.1%
    Amerada Hess Corp. ..............     68,200      5,510,560
    Chevron Corp.sec.................     62,300      5,638,150
    Conoco, Inc. Cl-B................    165,300      4,777,170
    Exxon Mobil Corp. ...............    218,200     19,059,770
    Nabors Industries, Inc.*.........     13,000        483,600
    Occidental Petroleum Corp.sec....    184,600      4,908,514
    Royal Dutch Petroleum Co. .......     98,800      5,757,076
    Sunoco, Inc. ....................     34,400      1,260,072
    Texaco, Inc.sec..................     19,400      1,292,040
                                                   ------------
                                                     48,686,952
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.5%
    Louisiana-Pacific Corp. .........    296,000      3,472,080
                                                   ------------
PHARMACEUTICALS -- 8.5%
    American Home Products Corp. ....    113,700      6,644,628
    Bristol-Meyers Squibb Co. .......    151,800      7,939,140
    Lilly, (Eli) & Co. ..............     84,400      6,245,600
    Merck & Co., Inc. ...............    174,700     11,165,077
    Pfizer, Inc. ....................    452,600     18,126,630
    Pharmacia Corp. .................     89,800      4,126,310
    Schering-Plough Corp. ...........    112,600      4,080,624
                                                   ------------
                                                     58,328,009
                                                   ------------
PRINTING & PUBLISHING -- 1.0%
    Donnelley, (R.R.) & Sons Co. ....     85,000      2,524,500
    Gannett Co., Inc. ...............     62,000      4,085,800
                                                   ------------
                                                      6,610,300
                                                   ------------

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
RAILROADS -- 1.0%
    Burlington Northern Santa Fe
      Corp. .........................     15,500   $    467,635
    Norfolk Southern Corp. ..........    240,500      4,978,350
    Union Pacific Corp. .............     28,000      1,537,480
                                                   ------------
                                                      6,983,465
                                                   ------------
RESTAURANTS -- 0.4%
    McDonald's Corp. ................     80,000      2,164,800
    Tricon Global Restaurants,
      Inc.*..........................     13,000        570,700
                                                   ------------
                                                      2,735,500
                                                   ------------
RETAIL & MERCHANDISING -- 4.0%
    Federated Department Stores,
      Inc.*..........................     66,900      2,843,250
    Home Depot, Inc. ................     96,200      4,478,110
    May Department Stores Co. .......    115,500      3,957,030
    Sears, Roebuck & Co. ............     66,900      2,830,539
    TJX Companies, Inc.sec...........     79,700      2,540,039
    Wal-Mart Stores, Inc. ...........    216,900     10,584,720
                                                   ------------
                                                     27,233,688
                                                   ------------
SEMICONDUCTORS -- 2.3%
    Advanced Micro Devices, Inc.*....     58,000      1,675,040
    Intel Corp. .....................    359,880     10,965,544
    Maxim Integrated Products,
      Inc.*..........................     34,000      1,596,980
    Novellus Systems, Inc.*sec.......     20,000      1,115,400
    Seagate Technology, Inc.*........     33,800              0
    Texas Instruments, Inc. .........     22,558        710,577
                                                   ------------
                                                     16,063,541
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
TELECOMMUNICATIONS -- 7.1%
    Alltel Corp. ....................     22,000   $  1,347,720
    AT&T Corp. ......................    311,700      6,857,400
    Avaya, Inc.*.....................    302,016      4,137,619
    BellSouth Corp. .................    161,000      6,483,470
    QUALCOMM, Inc.*..................     23,700      1,350,426
    Qwest Communications
      International, Inc. ...........    180,500      5,752,535
    SBC Communications, Inc. ........    247,300      9,906,838
    Verizon Communications, Inc. ....    175,200      9,373,200
    WorldCom, Inc.*sec...............    225,700      3,358,416
                                                   ------------
                                                     48,567,624
                                                   ------------
TRANSPORTATION -- 0.1%
    PACCAR, Inc. ....................     18,000        921,600
                                                   ------------
UTILITIES -- 2.7%
    AES Corp.*sec....................     72,800      3,134,040
    Ameren Corp.sec..................    103,900      4,436,530
    American Electric Power Co.,
      Inc.sec........................    140,160      6,471,187
    Cinergy Corp.sec.................      3,600        125,820
    FirstEnergy Corp.sec.............     50,000      1,608,000
    GPU, Inc.sec.....................     60,200      2,116,030
    Mirant Corp.*....................      6,640        228,416
    PG&E Corp. ......................     39,800        445,760
                                                   ------------
                                                     18,565,783
                                                   ------------
TOTAL COMMON STOCK
  (Cost $667,110,843)................               658,824,995
                                                   ------------
SHORT-TERM INVESTMENTS -- 3.8%
    Temporary Investment Cash Fund...  13,125,024    13,125,024
    Temporary Investment Fund........  13,125,024    13,125,024
                                                   ------------
    (Cost $26,250,048)...............                26,250,048
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $693,360,891)................               685,075,043
OTHER ASSETS LESS
  LIABILITIES -- 0.1%................                   377,916
                                                   ------------
NET ASSETS -- 100.0%.................              $685,452,959
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST SCUDDER SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 93.1%
AUTOMOTIVE PARTS -- 1.2%
    Copart, Inc.*....................    300,400   $  8,786,700
                                                   ------------
BROADCASTING -- 5.0%
    Emmis Communications Corp.
      Cl-A*sec.......................    391,900     12,050,925
    Radio One, Inc. Cl-D*sec.........  1,109,700     24,468,885
                                                   ------------
                                                     36,519,810
                                                   ------------
BUILDING MATERIALS -- 1.2%
    Simpson Manufacturing Co.,
      Inc.*..........................    140,400      8,494,200
                                                   ------------
BUSINESS SERVICES -- 0.6%
    Korn/Ferry International,
      Inc.*..........................    299,100      4,636,050
                                                   ------------
CHEMICALS -- 2.0%
    Cabot Microelectronics
      Corp.*sec......................    233,200     14,458,400
                                                   ------------
CLOTHING & APPAREL -- 2.1%
    Gildan Activewear, Inc. Cl-A*....    468,400      6,557,600
    Too, Inc.*.......................    313,600      8,592,640
                                                   ------------
                                                     15,150,240
                                                   ------------
COMPUTER HARDWARE -- 2.8%
    Mercury Computer Systems,
      Inc.*..........................    285,600     12,594,960
    Tripath Technology, Inc.*........    871,800      7,706,712
                                                   ------------
                                                     20,301,672
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 8.3%
    Activision, Inc.*sec.............     95,200      3,736,600
    Actuate Corp.*...................    767,100      7,325,805
    Advent Software, Inc.*sec........    393,500     24,987,250
    Plato Learning, Inc.*............    423,800     13,116,610
    Precise Software Solutions,
      Ltd.*..........................    372,400     11,432,680
                                                   ------------
                                                     60,598,945
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.2%
    Rent-A-Center, Inc.*.............    440,100     23,149,260
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.3%
    Active Power, Inc.*..............    340,100      5,672,868
    Gentex Corp.*....................    380,700     10,610,109
    Sunrise Telecom, Inc.*...........    302,300      1,798,685
    Veeco Instruments, Inc.*.........     75,000      2,981,250
    Zygo Corp.*......................    122,300      2,721,175
                                                   ------------
                                                     23,784,087
                                                   ------------
ENTERTAINMENT & LEISURE -- 2.2%
    Anchor Gaming*...................     96,800      6,255,216
    THQ, Inc.*.......................    157,500      9,391,725
                                                   ------------
                                                     15,646,941
                                                   ------------
FINANCIAL SERVICES -- 1.5%
    Multex.com, Inc.*................    686,800     11,160,500
                                                   ------------
FOOD -- 0.9%
    Hain Celestial Group,
      Inc.*sec.......................    309,605      6,811,310
                                                   ------------
FURNITURE -- 1.8%
    Cost Plus, Inc.*.................    436,000     13,080,000
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
HEALTHCARE SERVICES -- 6.0%
    CryoLife, Inc.*..................    689,850   $ 28,221,764
    Myriad Genetics, Inc.*...........    128,900      8,161,935
    Regeneration Technologies,
      Inc.*..........................    822,700      7,239,760
                                                   ------------
                                                     43,623,459
                                                   ------------
INSURANCE -- 2.8%
    Annuity and Life Reinsurance
      Ltd.sec........................    268,900      9,613,175
    Odyssey Re Holdings Corp.*.......    156,000      2,818,920
    Rightchoice Managed Care,
      Inc.*..........................    171,700      7,623,480
                                                   ------------
                                                     20,055,575
                                                   ------------
INTERNET SERVICES -- 2.0%
    I-many, Inc.*....................    740,000      9,990,000
    Saba Software, Inc.*.............    292,300      4,796,643
                                                   ------------
                                                     14,786,643
                                                   ------------
MACHINERY & EQUIPMENT -- 5.0%
    Asyst Technologies, Inc.*........    199,200      2,689,200
    Global Power Equipment Group,
      Inc.*..........................    258,100      7,562,330
    National-Oilwell, Inc.*sec.......    302,500      8,107,000
    SureBeam Corp.*sec...............    516,900      8,849,328
    Universal Compression Holdings,
      Inc.*..........................    312,100      8,863,640
                                                   ------------
                                                     36,071,498
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 6.2%
    American Medical Systems
      Holdings, Inc*.................    225,800      3,466,030
    Arthrocare Corp.*................    565,600     14,790,440
    Charles River Laboratories
      International, Inc.*...........    406,200     14,115,450
    Harvard Bioscience, Inc.*........    722,100      7,964,763
    Surmodics, Inc.*.................     72,900      4,286,520
    Unilab Corp.*....................     15,400        388,080
                                                   ------------
                                                     45,011,283
                                                   ------------
OIL & GAS -- 8.7%
    Cal Dive International, Inc.*....    304,800      7,498,080
    FMC Technologies, Inc.*sec.......    364,800      7,533,120
    Kinder Morgan Management LLC*....     98,900      6,774,650
    Precision Drilling Corp.*........    222,600      6,954,024
    Swift Energy Co.*................    606,600     18,276,858
    Tesco Corp.*.....................    800,000      9,000,000
    W-H Energy Services, Inc.*.......    322,100      6,119,900
                                                   ------------
                                                     62,156,632
                                                   ------------
PERSONAL SERVICES -- 0.5%
    Edison Schools, Inc.*sec.........    148,300      3,387,172
                                                   ------------
PHARMACEUTICALS -- 6.0%
    Amylin Pharmaceuticals,
      Inc.*sec.......................    324,600      3,651,750
    Celgene Corp.*sec................    644,300     18,588,055
    NPS Pharmaceuticals, Inc.*.......    327,800     13,177,560
    Regeneron Pharmaceuticals,
      Inc.*sec.......................    238,700      8,270,955
                                                   ------------
                                                     43,688,320
                                                   ------------

AST SCUDDER SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
REAL ESTATE -- 1.2%
    CoStar Group, Inc.*..............    325,200   $  8,552,760
                                                   ------------
RESTAURANTS -- 3.1%
    AFC Enterprises, Inc.*...........     74,900      1,434,335
    BUCA, Inc.*144A..................    426,500      9,276,375
    California Pizza Kitchen,
      Inc.*..........................    199,800      4,645,350
    Showbiz Pizza Time, Inc.*........    138,500      6,834,975
                                                   ------------
                                                     22,191,035
                                                   ------------
RETAIL & MERCHANDISING -- 1.5%
    Hot Topic, Inc.*.................    356,900     11,099,590
                                                   ------------
SEMICONDUCTORS -- 6.2%
    AstroPower, Inc.*sec.............    173,300      9,035,862
    Microsemi Corp.*.................    190,300     13,511,300
    Pixelworks, Inc.*................    425,900     15,221,666
    Therma-Wave, Inc.*...............    397,900      7,587,953
                                                   ------------
                                                     45,356,781
                                                   ------------
TELECOMMUNICATIONS -- 5.6%
    Polycom, Inc.*...................    600,600     13,867,854
    SBA Communications Corp.*........    284,100      7,031,475
    Spectrasite Holdings, Inc.*......    785,300      5,685,572
    UTStarcom, Inc.*.................    597,700     13,926,410
                                                   ------------
                                                     40,511,311
                                                   ------------
TRANSPORTATION -- 2.2%
    EGL, Inc.*.......................    353,300      6,168,618
    Frontline Ltd. [ADR].............    591,800     10,119,780
                                                   ------------
                                                     16,288,398
                                                   ------------
TOTAL COMMON STOCK
  (Cost $605,826,785)................               675,358,572
                                                   ------------
                                          PAR
                                         (000)        VALUE
                                       ---------   ------------
COMMERCIAL PAPER -- 1.7%
    Countrywide Home Loans
      4.20%, 07/02/01................
    (Cost $12,698,518)...............  $  12,700   $ 12,698,518
                                                   ------------
                                        SHARES
                                       ---------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund...     24,277         24,277
    Temporary Investment Fund........     24,277         24,277
                                                   ------------
    (Cost $48,554)...................                    48,554
                                                   ------------
TOTAL INVESTMENTS -- 94.8%
  (Cost $618,573,857)................               688,105,644
OTHER ASSETS LESS
  LIABILITIES -- 5.2%................                37,914,089
                                                   ------------
NET ASSETS -- 100.0%.................              $726,019,733
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST MFS GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
FOREIGN STOCK -- 57.0%
AUSTRALIA -- 1.2%
    QBE Insurance Group, Ltd. .........  102,584    $   615,587
                                                    -----------
BRAZIL -- 0.8%
    Embraer Aircraft Corp. SA [ADR]....    9,940        388,157
                                                    -----------
CANADA -- 2.2%
    Anderson Exploration Ltd.*.........   24,080        486,341
    BCE, Inc. .........................   23,752        637,014
                                                    -----------
                                                      1,123,355
                                                    -----------
DENMARK -- 1.0%
    Danske Bank AS.....................   29,400        528,241
                                                    -----------
FRANCE -- 9.6%
    Alstom SA..........................   11,490        319,631
    Aventis SA.........................    4,940        394,367
    Bouygues SA........................   12,020        406,216
    Carrefour Supermarche SA...........    5,160        273,018
    Coflexip SA........................    1,740        262,052
    Compagnie Francaise d'Etudes et de
      Construction Technip SA..........    3,350        429,654
    Generale De Sante*.................    3,480         56,712
    Groupe Danone SA...................    3,670        503,629
    L'Air Liquide SA...................    4,910        705,383
    Sanofi SA..........................   13,040        855,542
    Total Fina SA Cl-B.................    4,640        649,704
                                                    -----------
                                                      4,855,908
                                                    -----------
GERMANY -- 0.8%
    Linde AG...........................    9,170        389,471
                                                    -----------
ISRAEL -- 0.4%
    Check Point Software Technologies
      Ltd.*............................    3,430        173,455
    Partner Communications Co. Ltd.
      [ADR]*...........................    3,620         17,304
                                                    -----------
                                                        190,759
                                                    -----------
JAPAN -- 11.7%
    Asahi Breweries....................    5,000         55,789
    Canon, Inc. .......................   26,000      1,050,710
    Chugai Pharmaceutical Co. Ltd. ....   43,100        655,576
    Fast Retailing Co. Ltd. ...........    3,200        556,787
    Hitachi Ltd. ......................   40,000        392,894
    Honda Motor Co. Ltd. ..............   13,000        571,220
    Nikko Securities Co. Ltd. .........   22,000        176,225
    NTT Mobile Communication Network,
      Inc. ............................       33        574,186
    Ono Pharmaceutical Co. Ltd. .......    8,000        254,018
    Shionogi & Co. Ltd. ...............   22,000        458,644
    Sony Corp. ........................    5,900        387,923
    Sumitomo Electric Industries
      Ltd. ............................   21,000        238,094
    Tokyo Broadcasting System, Inc. ...   30,000        577,314
                                                    -----------
                                                      5,949,380
                                                    -----------
KOREA -- 0.4%
    Korea Telecom Corp. [ADR]..........    9,900        217,602
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
NETHERLANDS -- 6.8%
    AKZO Nobel NV......................   29,490    $ 1,248,265
    Elsevier NV........................   55,360        688,930
    ING Groep NV*......................    3,760        245,735
    Libertel NV*.......................   33,150        293,266
    Philips Electronics NV.............   12,324        326,660
    Royal Dutch Petroleum Co. .........   10,850        624,414
                                                    -----------
                                                      3,427,270
                                                    -----------
PORTUGAL -- 0.4%
    Telecel-Comunicacoes Pessoais SA...   26,170        213,793
                                                    -----------
SINGAPORE -- 1.9%
    DBS Group Holdings Ltd. ...........   59,000        433,931
    Overseas Union Bank Ltd. ..........  101,000        523,861
                                                    -----------
                                                        957,792
                                                    -----------
SPAIN -- 1.6%
    Centros Comerciales Carefour SA....   24,170        323,292
    Iberdrola SA.......................   36,910        473,390
                                                    -----------
                                                        796,682
                                                    -----------
SWEDEN -- 0.9%
    Saab AB............................   47,950        449,324
                                                    -----------
SWITZERLAND -- 5.6%
    Nestle SA..........................    1,226        260,568
    Novartis AG........................   32,080      1,161,045
    Syngenta AG*.......................      140          7,460
    Syngenta AG Reg.*..................   26,566      1,396,771
                                                    -----------
                                                      2,825,844
                                                    -----------
THAILAND -- 0.4%
    Advance Info Service Public Co.
      Ltd. ............................   20,100        213,970
                                                    -----------
UNITED KINGDOM -- 11.3%
    Bank of Scotland...................   39,780        449,254
    BOC Group PLC......................   27,010        395,066
    Capital Radio PLC..................   10,570         99,229
    CGU PLC............................   27,359        378,239
    Diageo PLC.........................  128,736      1,412,234
    NDS Group PLC [ADR]*...............      260          8,814
    Next PLC...........................   47,030        615,134
    Reckitt Benckiser PLC..............   51,060        736,066
    Royal Bank of Scotland.............      890          1,108
    Royal Bank of Scotland Group PLC...   11,694        257,718
    Standard Chartered PLC.............   40,850        523,386
    Vodafone AirTouch PLC..............  398,774        883,323
                                                    -----------
                                                      5,759,571
                                                    -----------
TOTAL FOREIGN STOCK (Cost
  $30,179,808).........................              28,902,706
                                                    -----------
U.S. STOCK -- 38.5%
AEROSPACE -- 0.9%
    Boeing Co. ........................    8,210        456,476
                                                    -----------
BROADCASTING -- 0.6%
    Fox Entertainment Group, Inc.
      Cl-A*............................   10,740        299,646
                                                    -----------
CABLE TELEVISION -- 0.5%
    Charter Communications, Inc.*......   10,840        253,114
                                                    -----------

                                       103
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--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
CHEMICALS -- 3.5%
    Air Products & Chemicals, Inc. ....   17,390    $   795,593
    Praxair, Inc. .....................   16,460        773,620
    Rohm and Haas Co. .................    6,910        227,339
                                                    -----------
                                                      1,796,552
                                                    -----------
COMPUTER HARDWARE -- 2.1%
    Hewlett-Packard Co. ...............    9,330        266,838
    International Business Machines
      Corp. ...........................    7,080        800,040
                                                    -----------
                                                      1,066,878
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 2.6%
    BMC Software, Inc.*................   23,580        531,493
    Compaq Computer Corp. .............   33,740        522,633
    Computer Associates International,
      Inc. ............................    3,230        116,280
    Computer Sciences Corp.*...........    4,520        156,392
                                                    -----------
                                                      1,326,798
                                                    -----------
FOOD -- 2.4%
    Quaker Oats Co. ...................    3,210        292,913
    Safeway, Inc.*.....................   19,590        940,320
                                                    -----------
                                                      1,233,233
                                                    -----------
HEALTHCARE SERVICES -- 1.3%
    IMS Health, Inc. ..................   23,490        669,465
                                                    -----------
INSURANCE -- 7.8%
    CIGNA Corp. .......................    9,110        872,920
    John Hancock Financial Services,
      Inc. ............................    6,210        250,015
    Marsh & McLennan Companies,
      Inc. ............................    2,110        213,110
    Metlife, Inc. .....................   17,470        541,221
    St. Paul Companies, Inc. ..........   24,100      1,221,628
    The Hartford Financial Services
      Group, Inc. .....................    6,100        417,240
    UNUM Corp. ........................   11,370        365,204
                                                    -----------
                                                      3,881,338
                                                    -----------
MACHINERY & EQUIPMENT -- 0.6%
    Deere & Co. .......................    8,020        303,557
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 0.6%
    Synthes-Stratec* 144A..............      520        317,720
                                                    -----------
OIL & GAS -- 4.0%
    Conoco, Inc. ......................   24,680        695,975
    EOG Resources, Inc. ...............    7,940        282,267
    Santa Fe International Corp. ......   11,350        329,150
    Schlumberger Ltd. .................   12,430        654,440
                                                    -----------
                                                      1,961,832
                                                    -----------
PHARMACEUTICALS -- 3.0%
    American Home Products Corp. ......   13,050        762,642
    Lilly, (Eli) & Co. ................   10,510        777,740
                                                    -----------
                                                      1,540,382
                                                    -----------
PRINTING & PUBLISHING -- 1.7%
    Viacom, Inc. Cl-B*.................   16,570        857,498
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
RETAIL & MERCHANDISING -- 1.0%
    BJ's Wholesale Club, Inc.*.........    3,780    $   201,323
    CVS Corp. .........................    8,120        313,432
                                                    -----------
                                                        514,755
                                                    -----------
TELECOMMUNICATIONS -- 3.9%
    AT&T Canada, Inc.*.................    4,950        149,144
    BroadWing, Inc.*...................    7,095        173,473
    NTL, Inc.*.........................    7,142         86,061
    Sprint Corp. (PCS Group)*..........   33,180        801,296
    Verizon Communications.............    8,695        465,182
    Western Wireless Corp. Cl-A*.......    6,640        285,520
                                                    -----------
                                                      1,960,676
                                                    -----------
TRANSPORTATION -- 2.0%
    Canadian National Railway Co. .....   13,175        533,588
    FedEx Corp.*.......................   10,420        418,884
    United Parcel Service, Inc. Cl-B...    1,280         73,984
                                                    -----------
                                                      1,026,456
                                                    -----------
TOTAL U.S. STOCK (Cost $20,337,014)....              19,466,376
                                                    -----------
                                           PAR
                                          (000)
                                         --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
    Federal Home Loan Bank
      3.94%, 07/02/01
    (Cost $4,396,519)..................  $ 4,397      4,396,519
                                                    -----------
TOTAL INVESTMENTS -- 104.2% (Cost
  $54,913,341).........................              52,765,601
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (4.2%).....................              (2,148,825)
                                                    -----------
NET ASSETS -- 100.0%...................             $50,616,776
                                                    ===========

Foreign currency exchange contracts outstanding at June 30, 2001:

                                          IN                      UNREALIZED
SETTLEMENT               CONTRACTS     EXCHANGE    CONTRACTS    APPRECIATION/
  MONTH      TYPE        TO RECEIVE      FOR        AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
07/01        Buy    AUD      63,623   $   32,384   $   32,338      $    (46)
07/01        Buy    CAD      90,312       59,346       59,512           166
07/01        Buy    CHF     225,523      141,937      125,474       (16,463)
07/01        Buy    DKK     229,959       26,072       26,147            75
07/01        Buy    EUR     551,378      465,352      466,743         1,391
07/01        Buy    GBP     210,220      296,053      295,722          (331)
07/01        Buy    JPY  41,329,288      331,563      331,500           (63)
07/01        Buy    SGD      39,663       21,757       21,772            15
07/01        Buy    THB     542,641       11,992       11,981           (11)
                                      ----------   ----------      --------
                                      $1,386,456   $1,371,189      $(15,267)
                                      ==========   ==========      ========

                                       104
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--------------------------------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2001. Percentages are based on net assets.

INDUSTRY
--------
Aerospace.............................................   1.6%
Automobile Manufacturers..............................   1.1%
Beverages.............................................   2.9%
Broadcasting..........................................   1.3%
Chemicals.............................................   7.4%
Computer Services & Software..........................   0.3%
Construction..........................................   2.4%
Consumer Products & Services..........................   1.5%
Electronic Components & Equipment.....................   2.7%
Financial-Bank & Trust................................   5.4%
Financial Services....................................   0.3%
Food..................................................   2.1%
Healthcare Services...................................   0.1%
Insurance.............................................   2.4%
Machinery & Equipment.................................   0.6%
Office Equipment......................................   2.1%
Oil & Gas.............................................   4.0%
Pharmaceuticals.......................................   7.5%
Printing & Publishing.................................   1.4%
Retail & Merchandising................................   3.0%
Telecommunications....................................   6.0%
Utilities.............................................   0.9%
                                                        ----
Total.................................................  57.0%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.
                                       105
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--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
COMMON STOCK -- 91.5%
ADVERTISING -- 1.2%
    Omnicom Group, Inc.sec........     171,190   $   14,722,340
                                                 --------------
AEROSPACE -- 0.9%
    General Dynamics Corp. .......     138,950       10,811,700
                                                 --------------
AUTOMOBILE MANUFACTURERS -- 0.0%
    General Motors Corp. Cl-H.....      11,400          230,850
                                                 --------------
BROADCASTING -- 1.1%
    Comcast Corp. Cl-A*sec........     291,770       12,662,818
                                                 --------------
BUSINESS SERVICES -- 0.1%
    First Data Corp...............       9,870          634,148
    Micromuse, Inc.*..............       3,800          106,362
                                                 --------------
                                                        740,510
                                                 --------------
CABLE TELEVISION -- 0.8%
    Charter Communications,
      Inc.*sec....................     431,770       10,081,830
                                                 --------------
CHEMICALS -- 0.1%
    Air Products & Chemicals,
      Inc. .......................      13,100          599,325
    Praxair, Inc. ................       4,880          229,360
    Rohm & Haas Co. ..............         100            3,290
                                                 --------------
                                                        831,975
                                                 --------------
CLOTHING & APPAREL -- 0.0%
    Nike, Inc. Cl-B...............       7,460          313,245
                                                 --------------
COMPUTER HARDWARE -- 5.1%
    Dell Computer Corp.*..........   1,331,620       34,555,539
    EMC Corp.*sec.................     423,590       12,305,290
    International Business
      Machines Corp. .............     123,390       13,943,070
                                                 --------------
                                                     60,803,899
                                                 --------------
COMPUTER SERVICES & SOFTWARE -- 10.8%
    Adobe Systems, Inc. ..........       8,140          382,580
    Cisco Systems, Inc.*sec.......   1,172,180       21,333,676
    Extreme Networks, Inc.*.......       9,420          277,890
    I2 Technologies, Inc.*sec.....     158,000        3,128,400
    Intuit, Inc.*.................     245,500        9,817,545
    Mercury Interactive
      Corp.*sec...................       2,630          157,537
    Microsoft Corp.*..............     737,960       53,575,895
    Oracle Corp.*.................     584,830       11,111,770
    PeopleSoft, Inc.*sec..........       9,080          447,008
    Rational Software
      Corp.*sec...................     312,810        8,774,321
    Siebel Systems, Inc.*sec......      46,470        2,179,443
    Sun Microsystems, Inc.*.......      43,200          679,104
    Veritas Software Corp.*sec....     286,111       19,034,965
                                                 --------------
                                                    130,900,134
                                                 --------------
CONGLOMERATES -- 9.0%
    Minnesota Mining &
      Manufacturing Co............     160,330       18,293,653
    Philip Morris Co., Inc. ......     216,400       10,982,300
    Tyco International Ltd.sec....     828,109       45,131,940
    United Technologies Corp. ....     454,760       33,315,718
                                                 --------------
                                                    107,723,611
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
CONSUMER PRODUCTS & SERVICES -- 1.3%
    Gillette Co. .................      41,000   $    1,188,590
    Johnson & Johnson Co.sec......     292,158       14,607,900
                                                 --------------
                                                     15,796,490
                                                 --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.4%
    Analog Devices, Inc.*.........     271,760       11,753,619
    Applera Corp.-Applied
      Biosystems Groupsec.........     293,910        7,862,093
    Celestica, Inc. NY
      Reg.*sec....................     146,800        7,560,200
    Comverse Technology,
      Inc.*sec....................      11,180          644,192
    Flextronics International
      Ltd.*.......................     139,750        3,648,873
    General Electric Co. .........     937,150       45,686,062
    Teradyne, Inc.*...............       3,300          109,230
                                                 --------------
                                                     77,264,269
                                                 --------------
ENTERTAINMENT & LEISURE -- 6.0%
    AOL Time Warner, Inc.*........     497,550       26,370,150
    Gemstar-TV Guide
      International, Inc.*........       6,070          267,080
    Harley-Davidson, Incsec.......     166,640        7,845,411
    Sabre Group Holdings*sec......       4,600          230,000
    Viacom, Inc. Cl-B*............     715,691       37,037,009
                                                 --------------
                                                     71,749,650
                                                 --------------
FINANCIAL-BANK & TRUST -- 0.7%
    Bank of America Corp. ........      19,600        1,176,588
    State Street Corp.sec.........     142,160        7,035,498
                                                 --------------
                                                      8,212,086
                                                 --------------
FINANCIAL SERVICES -- 7.4%
    Capital One Financial
      Corp. ......................     160,740        9,644,400
    Citigroup, Inc. ..............     568,045       30,015,498
    Fannie Mae....................      19,220        1,636,583
    Freddie Mac...................     288,340       20,183,800
    Goldman Sachs Group, Inc. ....       2,940          252,252
    Lehman Brothers Holdings,
      Inc. .......................       3,000          233,250
    Merrill Lynch & Co., Inc. ....     256,560       15,201,180
    Morgan Stanley Dean Witter &
      Co. ........................       7,090          455,391
    Providian Financial
      Corp.sec....................     143,700        8,507,040
    Schwab, (Charles) Corp. ......     148,800        2,276,640
                                                 --------------
                                                     88,406,034
                                                 --------------
FOOD -- 3.6%
    Quaker Oats Co. ..............     159,000       14,508,750
    Safeway, Inc.*................     605,800       29,078,400
    Starbucks Corp.*..............       6,200          142,600
                                                 --------------
                                                     43,729,750
                                                 --------------
HEALTHCARE SERVICES -- 0.8%
    HCA, Inc.sec..................      25,160        1,136,980
    IMS Health, Inc. .............     297,440        8,477,040
    McKesson HBOC, Inc. ..........       7,500          278,400
                                                 --------------
                                                      9,892,420
                                                 --------------
HOTELS & MOTELS -- 0.1%
    Starwood Hotels & Resorts
      Worldwide, Inc. [REIT]......      39,900        1,487,472
                                                 --------------

                                       106
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--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
INSURANCE -- 4.3%
    AFLAC, Inc. ..................     358,610   $   11,292,629
    Allstate Corp. ...............     296,970       13,063,710
    American International Group,
      Inc.sec.....................     235,355       20,240,530
    CIGNA Corp. ..................       3,350          320,997
    Marsh & McLennan Co., Inc. ...       4,000          404,000
    St. Paul Companies, Inc. .....     115,300        5,844,557
    Willis Group Holdings Ltd.*...         260            4,615
    XL Capital Ltd. ..............      10,800          886,680
                                                 --------------
                                                     52,057,718
                                                 --------------
INTERNET SERVICES -- 2.4%
    Check Point Software
      Technologies Ltd.*sec.......     207,460       10,491,252
    eBay, Inc.*sec................      80,000        5,479,200
    VeriSign, Inc.*...............     205,870       12,354,259
                                                 --------------
                                                     28,324,711
                                                 --------------
MACHINERY & EQUIPMENT -- 0.1%
    Danaher Corp. ................      10,410          582,960
    Illinois Tool Works, Inc. ....         600           37,980
                                                 --------------
                                                        620,940
                                                 --------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Baxter International, Inc. ...     107,220        5,253,780
    Forest Laboratories, Inc.*....       3,500          248,500
    Genzyme Corp.*sec.............       7,800          475,800
    Guidant Corp.*sec.............     298,740       10,754,640
                                                 --------------
                                                     16,732,720
                                                 --------------
OIL & GAS -- 4.7%
    Apache Corp. .................     107,340        5,447,505
    Devon Energy Corp. ...........       9,120          478,800
    El Paso Corp. ................     243,569       12,797,115
    Halliburton Co. ..............     208,400        7,419,040
    Schlumberger Ltd.sec..........     235,800       12,414,870
    Transocean Sedco Forex,
      Inc.sec.....................     429,880       17,732,550
                                                 --------------
                                                     56,289,880
                                                 --------------
PHARMACEUTICALS -- 10.3%
    American Home Products
      Corp. ......................     791,060       46,229,546
    Cardinal Health, Inc. ........     152,735       10,538,715
    Elan Corp. PLC [ADR]*sec......       7,210          439,810
    Immunex Corp.*................     228,400        4,054,100
    Lilly, (Eli) & Co. ...........     308,500       22,829,000
    Pfizer, Inc. .................     588,122       23,554,286
    Schering-Plough Corp. ........     458,520       16,616,765
    Watson Pharmaceuticals,
      Inc.*.......................       6,820          420,385
                                                 --------------
                                                    124,682,607
                                                 --------------
PRINTING & PUBLISHING -- 0.6%
    McGraw-Hill Co., Inc. ........     115,020        7,608,573
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
RETAIL & MERCHANDISING -- 1.9%
    Costco Wholesale Corp.*.......      54,110   $    2,222,839
    CVS Corp. ....................      18,830          726,838
    Gap, Inc. ....................       9,270          268,830
    Lowe's Companies, Inc.sec.....     259,720       18,842,686
    Target Corp. .................      11,300          390,980
                                                 --------------
                                                     22,452,173
                                                 --------------
SEMICONDUCTORS -- 2.3%
    Advanced Micro Devices,
      Inc.*sec....................     438,000       12,649,439
    Altera Corp.*.................       7,000          203,000
    Atmel Corp.*sec...............       7,900          106,571
    Intel Corp. ..................       7,900          231,075
    JDS Uniphase Corp.*...........       7,700           98,175
    Lam Research Corp.*...........       4,550          134,908
    LSI Logic Corp.*..............     365,830        6,877,604
    Micron Technology,
      Inc.*sec....................      37,500        1,541,250
    Novellus Systems, Inc.*sec....       3,460          196,493
    QLogic Corp.*.................       5,300          341,585
    Seagate Technology, Inc.
      Rights*.....................      15,300                0
    Taiwan Semiconductor
      Manufacturing Co. Ltd.
      [ADR]*......................      15,724          238,848
    Texas Instruments, Inc. ......     143,170        4,509,855
                                                 --------------
                                                     27,128,803
                                                 --------------
TELECOMMUNICATIONS -- 6.0%
    American Tower Corp.
      Cl-A*sec....................       9,200          190,164
    AT&T Corp. Liberty Media Group
      Cl-A*sec....................     505,400        8,839,446
    Ciena Corp.*..................       2,610           99,180
    Clear Channel Communications,
      Inc.*.......................     332,060       20,820,162
    EchoStar Communications Corp.
      Cl-A*.......................      37,200        1,206,024
    Motorola, Inc. ...............      20,700          342,792
    Nokia Corp. Cl-A [ADR]........   1,237,700       27,278,908
    Nortel Networks Corp. NY
      Reg.........................      10,100           91,809
    QUALCOMM, Inc.*sec............     167,500        9,795,400
    Sprint Corp. (PCS
      Group)*sec..................     137,620        3,323,523
                                                 --------------
                                                     71,987,408
                                                 --------------
TRANSPORTATION -- 0.0%
    United Parcel Service, Inc.
      Cl-B........................       4,000          231,200
                                                 --------------
UTILITIES -- 2.1%
    AES Corp.*sec.................     203,670        8,767,994
    Calpine Corp.*sec.............     437,010       16,518,978
                                                 --------------
                                                     25,286,972
                                                 --------------
TOTAL COMMON STOCK
  (Cost $1,166,864,589)...........                1,099,764,788
                                                 --------------

                                       107
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--------------------------------------------------------------------------------

                                       PAR
                                      (000)          VALUE
                                    ----------       -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.7%
    Federal Home Loan Bank
      3.94%, 07/02/01.............  $   35,842   $   35,838,131
    Federal Home Loan Mortgage
      Corp.
      3.80%, 07/02/01.............     141,315      141,300,288
                                                 --------------
    (Cost $177,138,419)...........                  177,138,419
                                                 --------------
                                      SHARES
                                      ------
FOREIGN STOCK -- 0.1%
BEVERAGES -- 0.1%
    Diageo PLC -- (GBP)...........      76,450          838,657
                                                 --------------
PRINTING & PUBLISHING -- 0.0%
    Reed International
      PLC -- (GBP)................      16,100          142,652
                                                 --------------
TOTAL FOREIGN STOCK (Cost
  $952,759).......................                      981,309
                                                 --------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash
      Fund........................      29,808           29,808
    Temporary Investment Fund.....      29,808           29,808
                                                 --------------
    (Cost $59,616)................                       59,616
                                                 --------------
TOTAL INVESTMENTS -- 106.3%
  (Cost $1,345,015,383)...........                1,277,944,132
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (6.3%)................                  (75,982,396)
                                                 --------------
NET ASSETS -- 100.0%..............               $1,201,961,736
                                                 ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST MFS GROWTH WITH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 91.5%
AEROSPACE -- 1.2%
    Boeing Co. .......................   16,300    $    906,280
    General Dynamics Corp. ...........    4,280         333,027
                                                   ------------
                                                      1,239,307
                                                   ------------
BEVERAGES -- 0.6%
    Anheuser-Busch Companies, Inc. ...    5,950         245,140
    Coca-Cola Co. ....................    2,510         112,950
    PepsiCo, Inc.sec..................    5,170         228,514
                                                   ------------
                                                        586,604
                                                   ------------
BROADCASTING -- 0.1%
    Comcast Corp. Cl-A*sec............    2,090          90,602
                                                   ------------
BUSINESS SERVICES -- 1.1%
    First Data Corp. .................   17,500       1,124,375
                                                   ------------
CHEMICALS -- 0.7%
    Dow Chemical Co.sec...............    1,950          64,838
    DuPont, (E.I.) de Nemours &
      Co.sec..........................    3,560         171,734
    Praxair, Inc. ....................    5,770         271,190
    Rohm & Haas Co. ..................    5,450         179,305
                                                   ------------
                                                        687,067
                                                   ------------
COMPUTER HARDWARE -- 3.7%
    Compaq Computer Corp. ............    9,640         149,324
    Dell Computer Corp.*..............   17,200         454,424
    EMC Corp.*sec.....................   28,770         835,769
    Hewlett-Packard Co.sec............    4,560         130,416
    International Business Machines
      Corp. ..........................   20,960       2,368,479
                                                   ------------
                                                      3,938,412
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 6.7%
    Adobe Systems, Inc. ..............    5,670         266,320
    Automatic Data Processing,
      Inc. ...........................   24,420       1,213,674
    BEA Systems, Inc.*sec.............    1,570          52,014
    BMC Software, Inc.*...............    8,730         196,774
    Cisco Systems, Inc.*sec...........   33,510         648,083
    Microsoft Corp*...................    5,100         372,300
    Microsoft Corp.*sec...............   26,020       1,870,057
    Oracle Corp.*sec..................   57,610       1,133,765
    Sun Microsystems, Inc.*...........   57,050         921,358
    Veritas Software Corp.*sec........    6,260         423,677
                                                   ------------
                                                      7,098,022
                                                   ------------
CONGLOMERATES -- 4.4%
    Minnesota Mining & Manufacturing
      Co. ............................    2,580         294,378
    Philip Morris Co., Inc.sec........   27,040       1,372,280
    Tyco International Ltd. ..........   22,500       1,226,250
    United Technologies Corp. ........   24,470       1,792,672
                                                   ------------
                                                      4,685,580
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.7%
    Colgate-Palmolive Co.sec..........   12,360         729,116
    Gillette Co.sec...................    7,620         220,904
    Johnson & Johnson Co.sec..........    5,820         291,000
    Procter & Gamble Co.sec...........    8,250         526,350
                                                   ------------
                                                      1,767,370
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.8%
    Analog Devices, Inc.*.............   16,250    $    702,813
    Applera Corp.-Applied Biosystems
      Groupsec........................   28,090         751,407
    Cabletron Systems, Inc.*..........   16,330         373,141
    Flextronics International
      Ltd.*sec........................    3,750         100,013
    General Electric Co.sec...........   86,160       4,200,299
    Linear Technology Corp. ..........    1,140          51,995
                                                   ------------
                                                      6,179,668
                                                   ------------
ENTERTAINMENT & LEISURE -- 2.3%
    AOL Time Warner, Inc.*sec.........   15,870         841,110
    Harley-Davidson, Inc.sec..........    3,380         159,130
    Viacom, Inc. Cl-B*sec.............   28,254       1,462,145
                                                   ------------
                                                      2,462,385
                                                   ------------
FINANCIAL-BANK & TRUST -- 3.1%
    Bank of America Corp. ............   11,000         660,330
    Bank of New York Co., Inc. .......    2,720         130,560
    Comerica, Inc. ...................   11,580         667,008
    Morgan, (J.P.) & Co. Ltd. ........    2,700         120,420
    State Street Corp.sec.............   27,560       1,363,944
    U.S. Bancorpsec...................   12,600         287,154
                                                   ------------
                                                      3,229,416
                                                   ------------
FINANCIAL SERVICES -- 9.5%
    American Express Co. .............    4,940         191,672
    Capital One Financial Corp. ......    2,330         139,800
    Citigroup, Inc.sec................   27,000       1,426,680
    Concord EFS, Inc.*................    3,900         218,712
    Fannie Mae........................   16,360       1,393,054
    Fleet Financial Group, Inc. ......    3,390         133,736
    Freddie Mac.......................   47,850       3,349,499
    Lehman Brothers Holdings, Inc. ...      100           7,689
    Merrill Lynch & Co., Inc.sec......    8,780         520,215
    Morgan Stanley Dean Witter &
      Co. ............................    1,980         127,175
    PNC Financial Services Group,
      Inc.sec.........................    9,540         627,637
    Reuters Group PLC [ADR]...........    7,850         611,908
    Wells Fargo & Co. ................   27,840       1,292,611
                                                   ------------
                                                     10,040,388
                                                   ------------
FOOD -- 3.8%
    Kroger Co.*sec....................   22,110         552,750
    Quaker Oats Co. ..................    6,120         558,450
    Safeway, Inc.*....................   59,600       2,860,800
    Sysco Corp. ......................    2,010          54,572
                                                   ------------
                                                      4,026,572
                                                   ------------
HEALTHCARE SERVICES -- 1.1%
    HCA, Inc.sec......................   15,300         691,407
    IMS Health, Inc. .................    6,590         187,815
    UnitedHealth Group, Inc. .........    4,540         280,345
                                                   ------------
                                                      1,159,567
                                                   ------------
INSURANCE -- 6.3%
    AFLAC, Inc. ......................   13,520         425,745
    American International Group,
      Inc.sec.........................   21,955       1,888,130
    CIGNA Corp.sec....................   18,210       1,744,882
    Lincoln National Corp.sec.........    3,200         165,600
    Marsh & McLennan Co., Inc. .......    2,080         210,080

AST MFS GROWTH WITH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    MetLife, Inc.sec..................   12,450    $    385,701
    St. Paul Companies, Inc. .........   25,200       1,277,388
    The Hartford Financial Services
      Group, Inc. ....................    4,560         311,904
    UNUM Corp. .......................    8,730         280,408
                                                   ------------
                                                      6,689,838
                                                   ------------
INTERNET SERVICES -- 0.2%
    Check Point Software Technologies
      Ltd.*sec........................    3,730         189,969
    E.piphany, Inc.*..................       40             411
    VeriSign, Inc.*...................      400          23,168
                                                   ------------
                                                        213,548
                                                   ------------
MACHINERY & EQUIPMENT -- 1.9%
    Baker Hughes, Inc.sec.............   24,250         812,375
    Deere & Co. ......................   32,740       1,239,209
                                                   ------------
                                                      2,051,584
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Abbott Laboratories...............    6,360         305,344
    Guidant Corp.*sec.................   31,010       1,116,360
                                                   ------------
                                                      1,421,704
                                                   ------------
METALS & MINING -- 0.9%
    Alcoa, Inc. ......................   24,260         955,844
                                                   ------------
OIL & GAS -- 9.9%
    Apache Corp.sec...................    4,240         215,180
    BP PLC [ADR]sec...................   20,809       1,037,328
    Chevron Corp.sec..................    3,810         344,805
    Conoco, Inc. Cl-B.................   44,850       1,296,164
    Devon Energy Corp. ...............    1,000          52,500
    El Paso Corp.sec..................   10,003         525,558
    Enron Corp.sec....................    9,070         444,430
    Exxon Mobil Corp. ................   37,802       3,302,004
    Global Marine, Inc.*..............    6,730         125,380
    Kerr-McGee Corp.sec...............   10,500         695,835
    Occidental Petroleum Corp. .......    3,460          92,001
    Royal Dutch Petroleum Co. ........    3,580         208,607
    Santa Fe International Corp. .....    1,850          53,650
    Schlumberger Ltd.sec..............    9,190         483,854
    Total Fina SA [ADR]...............    8,650         607,230
    Transocean Sedco Forex,
      Inc.sec.........................    9,180         378,675
    Williams Companies, Inc. .........   18,110         596,725
                                                   ------------
                                                     10,459,926
                                                   ------------
PHARMACEUTICALS -- 10.0%
    Allergan, Inc. ...................    5,970         510,435
    American Home Products Corp. .....   32,730       1,912,741
    Bristol-Meyers Squibb Co. ........   11,670         610,341
    Cardinal Health, Inc. ............   10,035         692,415
    Lilly, (Eli) & Co. ...............   22,200       1,642,800
    Merck & Co., Inc.sec..............    1,830         116,955
    Pfizer, Inc. .....................   67,962       2,721,878
    Pharmacia Corp. ..................   29,512       1,356,076
    Schering-Plough Corp. ............   26,120         946,589
                                                   ------------
                                                     10,510,230
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
PRINTING & PUBLISHING -- 1.9%
    Gannett Co., Inc. ................   14,200    $    935,780
    New York Times Co.sec.............   26,780       1,124,760
                                                   ------------
                                                      2,060,540
                                                   ------------
RETAIL & MERCHANDISING -- 2.0%
    CVS Corp.sec......................   31,690       1,223,234
    Home Depot, Inc. .................    1,900          88,445
    Wal-Mart Stores, Inc. ............   16,980         828,624
                                                   ------------
                                                      2,140,303
                                                   ------------
SEMICONDUCTORS -- 1.7%
    Advanced Micro Devices, Inc.*.....    7,200         207,936
    Intel Corp. ......................   32,570         988,174
    JDS Uniphase Corp.*sec............   12,440         163,835
    Texas Instruments, Inc. ..........   12,390         390,285
    Xilinx, Inc.*.....................      730          30,302
                                                   ------------
                                                      1,780,532
                                                   ------------
TELECOMMUNICATIONS -- 5.9%
    Alltel Corp. .....................    3,080         188,681
    American Tower Corp. Cl-A*sec.....    3,850          79,580
    AT&T Corp. .......................   19,300         424,600
    BCE, Inc. ........................    5,200         136,760
    Ciena Corp.*......................    2,920         111,135
    Clear Channel Communications,
      Inc.*sec........................    9,770         612,579
    Motorola, Inc. ...................   27,670         458,215
    Nokia Corp. Cl-A [ADR]sec.........   33,210         731,948
    Qwest Communications
      International, Inc. ............   34,010       1,083,898
    SBC Communications, Inc. .........    7,670         307,260
    Sprint Corp. (FON Group)sec.......   29,510         630,334
    Sprint Corp. (PCS Group)*sec......   23,170         559,556
    Verizon Communications, Inc. .....   17,300         925,550
                                                   ------------
                                                      6,250,096
                                                   ------------
TRANSPORTATION -- 0.4%
    Canadian National Railway Co. ....    9,739         394,430
                                                   ------------
UTILITIES -- 3.3%
    AES Corp.*sec.....................    2,360         101,598
    Calpine Corp.*....................    3,500         132,300
    Dominion Resources, Inc. .........    9,570         575,444
    Duke Energy Corp.sec. ............   14,380         560,964
    Dynegy, Inc. .....................    2,900         134,850
    Exelon Corp. .....................   24,356       1,561,706
    Nisource, Inc.sec.................   14,950         408,584
                                                   ------------
                                                      3,475,446
                                                   ------------
TOTAL COMMON STOCK
  (Cost $99,785,930)..................               96,719,356
                                                   ------------
FOREIGN STOCK -- 5.5%
BEVERAGES -- 0.9%
    Diageo PLC -- (GBP)...............   88,524         971,108
                                                   ------------
CHEMICALS -- 0.8%
    AKZO Nobel NV -- (NLG)............   19,600         829,637
                                                   ------------
FARMING & AGRICULTURE -- 0.4%
    Syngenta AG -- (CHF)*.............    7,947         417,833
                                                   ------------

                                       110
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AST MFS GROWTH WITH INCOME PORTFOLIO
--------------------------------------------------------------------------------


                                         SHARES       VALUE
                                        --------   ------------
FINANCIAL SERVICES -- 0.3%
    ING Groep NV -- (NLG)*............    4,672    $    305,339
                                                   ------------
FOOD -- 0.9%
    Nestle SA -- (SEK)................    4,480         952,157
                                                   ------------
OIL & GAS -- 0.2%
    Royal Dutch Petroleum
      Co. -- (NLG)....................    4,500         258,974
                                                   ------------
PHARMACEUTICALS -- 1.8%
    Novartis AG -- (CHF)..............   30,400       1,100,242
    Sanofi-Synthelabo SA -- (FRF).....   10,435        684,6 30
                                                   ------------
                                                      1,784,872
                                                   ------------
RETAIL & MERCHANDISING -- 0.1%
    Fast Retailing Co.
      Ltd. -- (JPY)...................      800         139,197
                                                   ------------
TELECOMMUNICATIONS -- 0.1%
    Vodafone AirTouch PLC -- (GBP)....   63,717         141,139
                                                   ------------
TOTAL FOREIGN STOCK
    (Cost $5,935,754).................                5,800,256
                                                   ------------
                                          PAR
                                         (000)
                                        --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.8%
    Federal Home Loan Bank
      3.94%, 07/02/01
    (Cost $5,079,440).................  $ 5,080       5,079,440
                                                   ------------

                                         SHARES       VALUE
                                        --------   ------------
PREFERRED STOCK -- 0.1%
UTILITIES
    TXU Corp. 3.315%[CVT]
    (Cost $96,580)....................    2,280    $    104,880
                                                   ------------
                                          PAR
                                         (000)
                                         -----
CORPORATE OBLIGATIONS -- 0.0%
OIL & GAS
    Transocean Sedco Forex, Inc.
      2.631%, 05/24/03 [CVT, ZCB]
    (Cost $46,406)....................  $    76          44,365
                                                   ------------
TOTAL INVESTMENTS -- 101.9%
    (Cost $110,944,110)...............              107,748,297
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.9%)....................               (2,046,715)
                                                   ------------
NET ASSETS -- 100.0%..................             $105,701,582
                                                   ============

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST ALGER ALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 87.7%
ADVERTISING -- 0.6%
    Omnicom Group, Inc. .............      60,000   $  5,160,000
                                                    ------------
AEROSPACE -- 1.2%
    General Dynamics Corp. ..........     145,400     11,313,574
                                                    ------------
BROADCASTING -- 1.3%
    Comcast Corp. Cl-A*sec...........     274,100     11,895,940
                                                    ------------
BUSINESS SERVICES -- 0.2%
    First Data Corp. ................      25,000      1,606,250
                                                    ------------
COMPUTER HARDWARE -- 1.5%
    EMC Corp.*.......................     484,000     14,060,200
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 8.8%
    Cisco Systems, Inc.*sec..........     675,600     12,295,920
    Intuit, Inc.*sec.................     524,900     20,990,751
    Microsoft Corp.*.................     260,250     18,998,250
    Openwave Systems, Inc.*sec.......     311,553     10,810,889
    Sun Microsystems, Inc.*..........   1,244,850     19,569,042
                                                    ------------
                                                      82,664,852
                                                    ------------
CONGLOMERATES -- 4.6%
    Philip Morris Co., Inc. .........     200,000     10,150,000
    Tyco International Ltd.sec.......     371,400     20,241,300
    United Technologies Corp. .......     175,150     12,831,489
                                                    ------------
                                                      43,222,789
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.9%
    General Electric Co. ............     366,300     17,857,125
                                                    ------------
ENTERTAINMENT & LEISURE -- 2.5%
    AOL Time Warner, Inc.*...........     448,500     23,770,500
                                                    ------------
FINANCIAL-BANK & TRUST -- 0.4%
    Bank of New York Co., Inc. ......      69,650      3,343,200
                                                    ------------
FINANCIAL SERVICES -- 10.7%
    Citigroup, Inc. .................     625,466     33,049,623
    Merrill Lynch & Co., Inc. .......     361,600     21,424,800
    Morgan Stanley Dean Witter &
      Co. ...........................     313,650     20,145,740
    Schwab, (Charles) Corp. .........      80,000      1,224,000
    Stilwell Financial, Inc.sec......     739,450     24,815,942
                                                    ------------
                                                     100,660,105
                                                    ------------
FOOD -- 1.7%
    Safeway, Inc.*...................     338,100     16,228,800
                                                    ------------
HEALTHCARE SERVICES -- 5.6%
    Amerisource Health Corp.*sec.....     441,450     24,412,185
    Amgen, Inc.*.....................     271,600     16,480,688
    Tenet Healthcare Corp.*..........     223,700     11,540,683
                                                    ------------
                                                      52,433,556
                                                    ------------
INSURANCE -- 3.7%
    American International Group,
      Inc. ..........................     281,466     24,206,076
    Marsh & McLennan Co., Inc. ......     105,400     10,645,400
                                                    ------------
                                                      34,851,476
                                                    ------------
INTERNET SERVICES -- 3.9%
    eBay, Inc.*sec...................     530,900     36,361,341
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
MACHINERY & EQUIPMENT -- 1.7%
    Cooper Cameron Corp.*sec.........     292,700   $ 16,332,660
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 6.3%
    Abbott Laboratories..............     241,000     11,570,410
    Baxter International, Inc. ......     110,000      5,390,000
    Genzyme Corp.*sec................     298,600     18,214,600
    Laboratory Corp. of America*.....     243,000     18,686,700
    Medtronic, Inc. .................     113,200      5,208,332
                                                    ------------
                                                      59,070,042
                                                    ------------
OIL & GAS -- 2.2%
    Santa Fe International Corp. ....     195,800      5,678,200
    Transocean Sedco Forex,
      Inc.sec........................     364,000     15,015,000
                                                    ------------
                                                      20,693,200
                                                    ------------
PHARMACEUTICALS -- 9.5%
    Allergan, Inc. ..................     119,200     10,191,600
    American Home Products Corp. ....     190,800     11,150,352
    Cardinal Health, Inc. ...........      77,000      5,313,000
    Enzon, Inc.*.....................      93,950      5,871,875
    Express Scripts, Inc.
      Cl-A*sec.......................     172,800      9,509,184
    IDEC Pharmaceuticals
      Corp.*sec......................      68,300      4,623,227
    King Pharmaceuticals, Inc.*......     165,000      8,868,750
    Lilly, (Eli) & Co. ..............     321,400     23,783,600
    Pfizer, Inc. ....................     141,600      5,671,080
    Waters Corp.*sec.................     132,700      3,663,847
                                                    ------------
                                                      88,646,515
                                                    ------------
RESTAURANTS -- 1.3%
    Brinker International, Inc.*.....     199,000      5,144,150
    Outback Steakhouse, Inc.*........     237,800      6,848,640
                                                    ------------
                                                      11,992,790
                                                    ------------
RETAIL & MERCHANDISING -- 11.7%
    Best Buy Co., Inc.*sec...........     225,000     14,292,000
    Gap, Inc. .......................     593,500     17,211,500
    Home Depot, Inc. ................     735,650     34,244,508
    Target Corp. ....................     559,350     19,353,510
    Toys 'R' Us, Inc.*...............     218,500      5,407,875
    Wal-Mart Stores, Inc. ...........     407,850     19,903,080
                                                    ------------
                                                     110,412,473
                                                    ------------
SEMICONDUCTORS -- 1.5%
    Microchip Technology,
      Inc.*sec.......................     402,900     13,799,325
                                                    ------------
TELECOMMUNICATIONS -- 3.8%
    Amdocs Ltd.*sec..................     209,000     11,254,650
    Nokia Corp. Cl-A [ADR]...........   1,100,550     24,256,122
                                                    ------------
                                                      35,510,772
                                                    ------------
UTILITIES -- 1.1%
    Calpine Corp.*sec................     263,200      9,948,960
                                                    ------------
TOTAL COMMON STOCK
  (Cost $827,369,102)................                821,836,445
                                                    ------------

                                       112
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AST ALGER ALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.6%
    Federal Farm Credit Bank
      3.65%, 08/03/01................  $    3,000   $  2,989,963
      3.76%, 07/13/01................      10,000      9,987,467
                                                    ------------
                                                      12,977,430
                                                    ------------
    Federal Home Loan Bank
      3.60%, 08/01/01................       6,000      5,981,400
      3.62%, 07/18/01-07/19/01.......      11,000     10,980,694
      3.72%, 07/05/01................       6,000      5,997,520
      3.73%, 07/03/01-07/06/01.......      11,000     10,995,854
      3.76%, 07/11/01................      12,000     11,987,467
      3.80%, 07/06/01................      10,000      9,994,722
      3.85%, 07/06/01................       3,000      2,998,395
      3.86%, 07/05/01................      10,000      9,995,711
                                                    ------------
                                                      68,931,763
                                                    ------------
    Federal Home Loan Mortgage Corp.
      3.51%, 07/25/01................      20,000     19,953,200
      3.60%, 07/24/01................       5,000      4,988,500
                                                    ------------
                                                      24,941,700
                                                    ------------
    Federal National Mortgage Assoc.
      3.54%, 07/25/01................      11,000     10,974,040
                                                    ------------
    (Cost $117,824,933)..............                117,824,933
                                                    ------------
                                         SHARES        VALUE
                                         ------        -----
SHORT-TERM INVESTMENTS -- 0.5%
    Temporary Investment Cash Fund...   2,481,927   $  2,481,927
    Temporary Investment Fund........   2,481,926      2,481,926
                                                    ------------
    (Cost $4,963,853)................                  4,963,853
                                                    ------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $950,157,888)................                944,625,231
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.8%)...................                 (7,736,444)
                                                    ------------
NET ASSETS -- 100.0%.................               $936,888,787
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST JANUS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 87.1%
ADVERTISING -- 3.5%
    Lamar Advertising Co.*.............   29,950   $ 1,317,800
    TMP Worldwide, Inc.*sec............   18,020     1,065,162
                                                   -----------
                                                     2,382,962
                                                   -----------
AIRLINES -- 1.7%
    Ryanair Holdings PLC*..............   22,055     1,145,757
                                                   -----------
BROADCASTING -- 2.3%
    Cox Radio, Inc.*...................   14,485       403,407
    Entercom Communications Corp.*.....    7,325       392,693
    Hispanic Broadcasting Corp.*sec....   27,630       792,705
                                                   -----------
                                                     1,588,805
                                                   -----------
BUSINESS SERVICES -- 4.4%
    Paychex, Inc.sec...................   75,860     3,034,400
                                                   -----------
CABLE TELEVISION -- 2.7%
    Charter Communications,
      Inc.*sec.........................   77,995     1,821,183
                                                   -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.6%
    Celestica, Inc. NY Reg.*sec........    7,730       398,095
    Cree, Inc.*sec.....................   54,610     1,427,779
    Flextronics International
      Ltd.*sec.........................   28,840       753,012
    Intersil Holding Corp.*sec.........   33,035     1,202,474
    Plexus Corp.*......................    2,185        72,105
                                                   -----------
                                                     3,853,465
                                                   -----------
FINANCIAL SERVICES -- 3.5%
    Concord EFS, Inc.*.................   22,080     1,148,380
    E*TRADE Group, Inc.*sec............  102,820       663,189
    Schwab, (Charles) Corp.sec.........   37,715       577,040
                                                   -----------
                                                     2,388,609
                                                   -----------
HEALTHCARE SERVICES -- 1.4%
    McKesson HBOC, Inc.sec.............   10,160       377,139
    Medarex, Inc.*.....................   24,135       567,173
                                                   -----------
                                                       944,312
                                                   -----------
INTERNET SERVICES -- 2.5%
    eBay, Inc.*sec.....................   24,845     1,701,634
                                                   -----------
MACHINERY & EQUIPMENT -- 1.2%
    Universal Compression Holdings,
      Inc.*............................   29,280       831,552
                                                   -----------
MEDICAL SUPPLIES & EQUIPMENT -- 3.1%
    Laboratory Corp. of America*.......   12,400       953,560
    Quest Diagnostic, Inc.*sec.........   15,665     1,172,525
                                                   -----------
                                                     2,126,085
                                                   -----------
OIL & GAS -- 6.1%
    EOG Resources, Inc.sec.............   16,875       599,906
    Hanover Compressor Co.*............   52,600     1,740,535
    Kinder Morgan, Inc.sec.............   24,445     1,228,361
    Valero Energy Corp. ...............   17,440       641,443
                                                   -----------
                                                     4,210,245
                                                   -----------
PERSONAL SERVICES -- 4.2%
    Apollo Group, Inc. Cl-A*...........   41,140     1,746,393
    Cendant Corp.*sec..................   59,380     1,157,910
                                                   -----------
                                                     2,904,303
                                                   -----------

                                         SHARES       VALUE
                                         ------       -----
PHARMACEUTICALS -- 16.8%
    Abgenix, Inc.*.....................   16,385   $   737,325
    Andrx Group*sec....................   10,145       781,165
    Cardinal Health, Inc. .............   14,570     1,005,330
    CuraGen Corp.*.....................   10,585       385,294
    Enzon, Inc.*sec....................   20,380     1,273,750
    Human Genome Sciences, Inc.*.......   34,095     2,054,224
    Millennium Pharmaceuticals,
      Inc.*............................   60,610     2,156,505
    OSI Pharmaceuticals, Inc.*.........   35,070     1,844,331
    Priority Healthcare Corp. Cl-B*....   15,635       442,158
    Sepracor, Inc.*sec.................   22,260       885,948
                                                   -----------
                                                    11,566,030
                                                   -----------
RETAIL & MERCHANDISING -- 1.3%
    Walgreen Co. ......................   26,590       908,049
                                                   -----------
SEMICONDUCTORS -- 6.6%
    Integrated Device Technology,
      Inc.*sec.........................   58,015     1,838,494
    Semtech Corp.*.....................   23,975       719,250
    TriQuint Semiconductor,
      Inc.*sec.........................   33,135       745,538
    Vitesse Semiconductor Corp.*.......   58,390     1,228,526
                                                   -----------
                                                     4,531,808
                                                   -----------
TELECOMMUNICATIONS -- 15.5%
    American Tower Corp. Cl-A*sec......   97,565     2,016,669
    Crown Castle International
      Corp.*...........................  134,105     2,199,321
    EchoStar Communications Corp.
      Cl-A*............................   53,330     1,728,959
    SBA Communications Corp.*..........   34,275       848,306
    Sonus Networks, Inc.*..............   36,210       845,866
    Univision Communications,
      Inc.*sec.........................   18,085       773,676
    Western Wireless Corp. Cl-A*.......   50,855     2,186,765
                                                   -----------
                                                    10,599,562
                                                   -----------
UTILITIES -- 4.7%
    AES Corp.*sec......................   48,035     2,067,906
    Calpine Corp.*.....................    7,185       271,593
    NRG Energy, Inc.*sec...............   12,320       272,026
    Reliant Resources, Inc.*...........   25,615       632,691
                                                   -----------
                                                     3,244,216
                                                   -----------
TOTAL COMMON STOCK
  (Cost $65,197,045)...................             59,782,977
                                                   -----------
                                           PAR
                                          (000)
                                          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.7%
    Federal Home Loan Mortgage Corp.
      3.94%, 07/02/01
      (Cost $8,699,048)................  $ 8,700     8,699,048
                                                   -----------

AST JANUS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
SHORT-TERM INVESTMENTS -- 0.1%
    Temporary Investment Cash Fund.....   18,508   $    18,508
    Temporary Investment Fund..........   18,507        18,507
                                                   -----------
    (Cost $37,015).....................                 37,015
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $73,933,108)...................             68,519,040
OTHER ASSETS LESS
  LIABILITIES -- 0.1%..................                 61,755
                                                   -----------
NET ASSETS -- 100.0%...................            $68,580,795
                                                   ===========

--------------------------------------------------------------------------------

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           ------      -----
COMMON STOCK -- 92.4%
ADVERTISING -- 0.4%
    Advo, Inc.*..........................  1,300    $    44,395
                                                    -----------
AIRLINES -- 0.7%
    Frontier Airlines, Inc.*.............  2,800         34,300
    Skywest, Inc. .......................  1,600         44,800
                                                    -----------
                                                         79,100
                                                    -----------
BROADCASTING -- 0.7%
    Radio One, Inc. Cl-A*................  3,400         78,200
                                                    -----------
BUILDING MATERIALS -- 0.9%
    Lone Star Technologies, Inc.*........  1,400         50,680
    Trex Co., Inc.*......................  2,500         48,125
                                                    -----------
                                                         98,805
                                                    -----------
BUSINESS SERVICES -- 2.7%
    DiamondCluster International,
      Inc.*..............................  6,400         81,472
    Hiedrick & Struggles International,
      Inc.*..............................  3,100         63,023
    Learning Tree International, Inc.*...  2,600         59,696
    Micromuse, Inc.*.....................  3,000         83,970
                                                    -----------
                                                        288,161
                                                    -----------
CAPITAL GOODS -- 0.7%
    Mettler-Toledo International,
      Inc.*..............................  1,700         72,165
                                                    -----------
CHEMICALS -- 0.5%
    Fuller, (H.B.) Co. ..................  1,000         49,900
                                                    -----------
CLOTHING & APPAREL -- 1.4%
    Abercrombie & Fitch Co. Cl-A*........  1,100         48,950
    Pacific Sunwear of California,
      Inc.*..............................  4,500        100,935
                                                    -----------
                                                        149,885
                                                    -----------
COMPUTER HARDWARE -- 1.6%
    Insight Enterprises, Inc.*...........  5,000        122,500
    Mercury Computer Systems, Inc.*......  1,100         48,510
                                                    -----------
                                                        171,010
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 10.8%
    Advanced Digital Information
      Corp.*.............................  3,400         58,820
    Avant! Corp.*........................  1,500         19,950
    Braun Consulting, Inc.*..............  15,900       127,995
    Catalina Marketing Corp.*............  1,200         36,612
    Cognizant Technology Solutions
      Corp.*.............................  2,000         84,900
    Compucredit Corp.*...................  4,100         45,305
    Compuware Corp.*.....................  9,200        128,708
    Legato Systems, Inc.*................  9,700        154,715
    Mentor Graphics Corp.*...............  2,100         36,750
    NETIQ Corp.*.........................  3,412        106,761
    Nuance Communications, Inc.*.........  3,200         57,664
    OTG Software, Inc.*..................  7,100         49,700
    Priceline.Com*.......................  8,900         80,545
    Safenet, Inc.*.......................  3,300         33,000
    Seachange International, Inc.*.......  4,700         84,741
    Speechworks International, Inc.*.....  4,100         64,370
                                                    -----------
                                                      1,170,536
                                                    -----------
CONSTRUCTION -- 1.2%
    Dycom Industries, Inc.*..............  5,500        126,115
                                                    -----------

                                           SHARES      VALUE
                                           ------      -----
CONSUMER PRODUCTS & SERVICES -- 0.6%
    Blyth, Inc. .........................  1,300    $    33,423
    Tupperware Corp. ....................  1,300         30,459
                                                    -----------
                                                         63,882
                                                    -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 9.6%
    ACT Manufacturing, Inc.*.............  6,200         67,828
    Axcelis Technologies, Inc.*..........  4,300         63,640
    AXT, Inc.*...........................  2,900         77,430
    Credence Systems Corp.*..............  5,400        130,896
    Cree, Inc.*..........................  1,800         47,061
    Harmonic, Inc.*......................  9,700         97,000
    Interlink Electronics, Inc.*.........  7,500         60,825
    Kopin Corp.*.........................  4,600         55,844
    Plexus Corp.*........................  1,900         62,700
    Sawtek, Inc.*........................  4,100         96,473
    Technitrol, Inc. ....................  1,900         49,400
    Three-Five Systems, Inc.*............  4,300         77,314
    Trimble Navigation Ltd.*.............  4,000         77,960
    Veeco Instruments, Inc.*.............  1,700         67,575
                                                    -----------
                                                      1,031,946
                                                    -----------
ENTERTAINMENT & LEISURE -- 0.4%
    Sirius Satellite Radio, Inc.*........  3,600         43,884
                                                    -----------
ENVIRONMENTAL SERVICES -- 1.3%
    Tetra Tech, Inc.*....................  5,300        144,160
                                                    -----------
FARMING & AGRICULTURE -- 0.6%
    Delta & Pine Land Co. ...............  3,100         60,915
                                                    -----------
FINANCIAL-BANK & TRUST -- 2.4%
    Commerce Bancorp, Inc.*..............  1,400         98,140
    Silicon Valley Bancshares*...........  4,200         92,400
    TCF Financial Corp. .................  1,400         64,834
                                                    -----------
                                                        255,374
                                                    -----------
FINANCIAL SERVICES -- 4.7%
    Investors Financial Service Corp. ...  1,000         67,000
    Labranche & Co., Inc.*...............  1,600         46,400
    Metris Companies, Inc. ..............  3,600        121,356
    Net.B@nk, Inc.*......................  11,500       129,950
    The Intercept Group, Inc.*...........  3,800        144,400
                                                    -----------
                                                        509,106
                                                    -----------
FOOD -- 0.8%
    Hain Celestial Group, Inc.*..........  3,700         81,400
                                                    -----------
HEALTH CARE -- 4.5%
    DaVita, Inc.*........................  6,300        128,079
    Inhale Therapeutic Systems, Inc.*....  2,400         55,200
    Microvision, Inc.*...................  7,300        127,823
    PolyMedica Corp.*....................  2,200         89,100
    Tularik, Inc.*.......................  3,100         80,073
                                                    -----------
                                                        480,275
                                                    -----------
HEALTHCARE SERVICES -- 1.2%
    Albany Molecular Research, Inc.*.....    600         22,806
    Amerisource Health Corp.*............    900         49,770
    Gene Logic, Inc.*....................  2,700         58,860
                                                    -----------
                                                        131,436
                                                    -----------

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           ------      -----
INDUSTRIAL PRODUCTS -- 0.3%
    Steel Dynamics, Inc.*................  2,500    $    31,250
                                                    -----------
INTERNET SERVICES -- 3.5%
    724 Solutions, Inc.*.................  6,100         45,140
    Clarent Corp.*.......................  4,500         41,355
    Internet Security Systems, Inc.*.....  1,600         77,696
    Keynote Systems, Inc.*...............  4,800         52,560
    Liberate Technologies, Inc.*.........  6,100         66,795
    Macromedia, Inc.*....................  2,000         36,000
    WebMD Corp.*.........................  8,200         57,400
                                                    -----------
                                                        376,946
                                                    -----------
MACHINERY & EQUIPMENT -- 2.5%
    Advanced Energy Industries*..........  2,600        107,302
    Asyst Technologies, Inc.*............  3,000         40,500
    Graco, Inc. .........................  1,000         33,000
    National-Oilwell, Inc.*..............  2,900         77,720
    Toro Co. ............................    300         13,485
                                                    -----------
                                                        272,007
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 5.5%
    Applied Molecular Evolution*.........  7,100         88,608
    Aviron*..............................    900         51,300
    Charles River Laboratories
      International, Inc.*...............  3,400        118,150
    Inamed Corp.*........................  4,400        124,564
    Lexicom Genetics, Inc.*..............  9,400        117,500
    Maxygen, Inc.*.......................  4,800         93,120
                                                    -----------
                                                        593,242
                                                    -----------
METALS & MINING -- 0.7%
    NS Group, Inc.*......................  1,500         20,025
    Stillwater Mining Co.*...............  2,000         58,500
                                                    -----------
                                                         78,525
                                                    -----------
OIL & GAS -- 2.3%
    Key Energy Services, Inc.*...........  7,100         76,964
    Patterson-UTI Energy, Inc.*..........  1,900         33,953
    Tidewater, Inc. .....................  1,900         71,630
    Varco International, Inc.*...........  3,700         68,857
                                                    -----------
                                                        251,404
                                                    -----------
PERSONAL SERVICES -- 0.9%
    Career Education Corp.*..............  1,600         95,840
                                                    -----------
PHARMACEUTICALS -- 7.6%
    Al Pharma, Inc. .....................  4,300        117,175
    Cambrex Corp. .......................  1,000         50,580
    Celgene Corp.*.......................  4,900        141,365
    Cell Therapeutics, Inc.*.............  2,800         77,392
    CuraGen Corp.*.......................  3,300        120,120
    CV Therapeutics, Inc.*...............  1,200         68,400
    Enzon, Inc.*.........................  1,800        112,500
    Pharmacopeia, Inc.*..................  5,500        132,000
                                                    -----------
                                                        819,532
                                                    -----------

                                           SHARES      VALUE
                                           ------      -----
PRINTING & PUBLISHING -- 2.9%
    R.H. Donnelly Corp.*.................  2,300    $    73,600
    Scholastic Corp.*....................  1,000         45,000
    Zomax, Inc.*.........................  21,200       188,892
                                                    -----------
                                                        307,492
                                                    -----------
RESTAURANTS -- 0.9%
    P.F. Chang's China Bistro, Inc.*.....  1,600         60,640
    Ruby Tuesday, Inc. ..................  2,300         39,330
                                                    -----------
                                                         99,970
                                                    -----------
RETAIL & MERCHANDISING -- 2.3%
    Factory 2-U Stores, Inc.*............  2,400         70,440
    Linens 'N Things, Inc.*..............  3,300         90,156
    Williams-Sonoma, Inc.*...............  2,300         89,286
                                                    -----------
                                                        249,882
                                                    -----------
SEMICONDUCTORS -- 8.5%
    Alpha Industries, Inc.*..............  2,700         79,785
    Anadigics, Inc.*.....................  5,300        121,900
    ATMI, Inc.*..........................  4,000        120,000
    Exar Corp.*..........................  2,700         53,352
    Globespan, Inc.*.....................  4,900         71,540
    Pixelworks, Inc.*....................  1,200         42,888
    PRI Automation, Inc.*................  5,500        101,888
    Semtech Corp.*.......................  1,800         54,000
    TranSwitch Corp.*....................  5,900         63,425
    Varian Semiconductor Equipment
      Associates, Inc.*..................  2,200         92,400
    Virata Corp.*........................  9,800        116,130
                                                    -----------
                                                        917,308
                                                    -----------
TELECOMMUNICATIONS -- 6.2%
    Airgate PCS, Inc.*...................    200         10,400
    Alamosa Holdings, Inc.*..............  6,000         97,800
    Allegiance Telecom, Inc.*............  2,000         29,980
    AudioCodes Ltd.*.....................  3,100         21,917
    Avanex Corp.*........................  3,800         36,860
    Aware, Inc.*.........................  4,600         41,400
    C-Cor.Net Corp.*.....................  7,400         88,800
    Digital Lightwave, Inc.*.............  2,400         88,704
    Illuminet Holdings, Inc.*............  1,400         44,030
    Leap Wireless International, Inc.*...    900         27,270
    Netro Corp.*.........................  9,900         41,976
    Telecorp PCS, Inc.*..................  4,000         77,480
    Tollgrade Communications, Inc.*......  2,100         59,850
                                                    -----------
                                                        666,467
                                                    -----------
TRANSPORTATION -- 0.6%
    Trico Marine Services, Inc.*.........  6,200         65,968
                                                    -----------
TOTAL COMMON STOCK
  (Cost $9,903,109)......................             9,956,483
                                                    -----------

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                            PAR
                                           (000)       VALUE
                                           -----       -----
REPURCHASE AGREEMENTS -- 2.5%
    Greenwich Capital, Inc. 3.90% dated
      06/29/01 maturing 07/02/01,
      repurchase price $272,088
      (Collateralized by U.S. Treasury
      Notes, par value $261,000, market
      value $274,393 due 08/15/23)
      (Cost $272,000)....................  $ 272    $   272,000
                                                    -----------
TOTAL INVESTMENTS -- 94.9%
  (Cost $10,175,109).....................            10,228,483
OTHER ASSETS LESS LIABILITIES -- 5.1%....               548,576
                                                    -----------
NET ASSETS -- 100.0%.....................           $10,777,059
                                                    ===========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST GABELLI ALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 91.3%
AEROSPACE -- 1.5%
    Honeywell International, Inc. ....     28,000   $    979,721
    Lockheed Martin Corp. ............      2,500         92,625
    Northrop Grumman Corp. ...........      4,000        320,400
    Raytheon Co.sec...................     12,000        318,600
                                                    ------------
                                                       1,711,346
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.7%
    General Motors Corp. Cl-H.........     40,100        812,025
                                                    ------------
AUTOMOTIVE PARTS -- 1.1%
    AutoNation, Inc.*.................     40,000        464,000
    Borge Warner Automotive Corp. ....      2,000         99,240
    Dana Corp.sec.....................     14,000        326,760
    Exide Corp. ......................     10,000        115,000
    Federal-Mogul Corp.sec............     10,000         16,900
    Myers Industries, Inc. ...........     10,600        160,060
    Superior Industries International,
      Inc.*...........................      1,000         38,300
                                                    ------------
                                                       1,220,260
                                                    ------------
BEVERAGES -- 0.2%
    PepsiAmericas, Inc. ..............     20,000        266,000
                                                    ------------
BROADCASTING -- 7.1%
    Chris-Craft Industries, Inc.*.....     30,000      2,142,000
    Crown Media Holdings, Inc.*.......      2,000         37,100
    Gray Communications, Inc. Cl-B....      7,000        105,700
    Media General, Inc. ..............     11,000        506,000
    Paxson Communications Corp.*......     37,300        503,550
    Scripps, (E.W.) Co. Cl-A..........     20,000      1,380,000
    The Liberty Corp. ................      3,000        120,000
    United Television, Inc.*sec.......     13,400      1,688,400
    UnitedGlobalCom, Inc. Cl-A*sec....     75,000        648,750
    USA Networks, Inc.*...............     12,000        338,280
    Young Broadcasting Corp. Cl-A*....     23,000        772,340
                                                    ------------
                                                       8,242,120
                                                    ------------
BUILDING MATERIALS -- 0.1%
    Thomas Industries, Inc.*..........      3,000         88,500
                                                    ------------
BUSINESS SERVICES -- 0.2%
    Kroll-O'Gara Co.*.................     30,000        283,800
                                                    ------------
CABLE TELEVISION -- 2.4%
    BHC Communications, Inc.*.........      4,000        555,960
    Cablevision Systems Corp.*........     22,000        567,600
    Cablevision Systems Corp.
      Cl-A*sec........................     28,000      1,638,000
                                                    ------------
                                                       2,761,560
                                                    ------------
CHEMICALS -- 1.0%
    Great Lakes Chemical Corp. .......     19,000        586,150
    Hercules, Inc.sec.................     50,000        565,000
                                                    ------------
                                                       1,151,150
                                                    ------------
COMPUTER HARDWARE -- 1.1%
    Compaq Computer Corp. ............     80,400      1,245,396
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
CONGLOMERATES -- 2.5%
    Corning, Inc.sec..................     90,000   $  1,503,900
    ITT Industries, Inc. .............      6,000        265,500
    Philip Morris Co., Inc.sec........     22,000      1,116,500
                                                    ------------
                                                       2,885,900
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 3.8%
    ANC Rental Corp.*.................      3,000          9,000
    Eastman Kodak Co.sec..............     10,000        466,800
    Energizer Holdings, Inc.*.........     20,000        459,000
    Gillette Co.sec...................     50,000      1,449,500
    Procter & Gamble Co.sec...........     31,000      1,977,800
    Rayovac Corp.*....................      3,500         74,550
                                                    ------------
                                                       4,436,650
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.9%
    Ametek, Inc. .....................     12,000        366,600
    Amphenol Corp.*...................      3,000        120,150
    Analog Devices, Inc.*.............     12,500        540,625
    CTS Corp. ........................     13,000        266,500
    Magnetek, Inc.*...................     13,000        162,500
    Molex, Inc. ......................     12,000        357,840
    Thomas & Betts Corp. .............     15,000        331,050
                                                    ------------
                                                       2,145,265
                                                    ------------
ENERGY SERVICES -- 0.4%
    Xcel Energy, Inc. ................     18,000        512,100
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.9%
    Ackerley Group, Inc. .............     15,000        168,150
    Gaylord Entertainment Co. Cl-A*...      8,000        230,400
    Gemstar-TV Guide International,
      Inc.*...........................     12,000        528,000
    Mattel, Inc. .....................     22,000        416,240
    Viacom, Inc.*.....................     10,000        530,400
    World Wrestling Federation
      Entertainment, Inc.*............     20,000        276,000
                                                    ------------
                                                       2,149,190
                                                    ------------
ENVIRONMENTAL SERVICES -- 0.1%
    Waste Management, Inc. ...........      5,000        154,100
                                                    ------------
FINANCIAL-BANK & TRUST -- 1.5%
    Bank One Corp.sec.................      4,000        143,200
    Deutsche Bank AG*sec..............      3,000        214,350
    First Union Corp.sec..............     20,000        698,800
    Wachovia Corp. ...................     10,000        711,500
                                                    ------------
                                                       1,767,850
                                                    ------------
FINANCIAL SERVICES -- 2.4%
    American Express Co. .............     20,000        776,000
    BKF Capital Group.................      3,000         99,600
    Fleet Financial Group, Inc. ......     21,000        828,450
    Lehman Brothers Holdings,
      Inc.sec.........................      3,000        233,250
    Providian Financial Corp.sec......     14,600        864,320
                                                    ------------
                                                       2,801,620
                                                    ------------
FOOD -- 5.0%
    Albertson's, Inc. ................      2,000         59,980
    Archer Daniels Midland Co. .......     65,000        845,000
    Diageo PLC [ADR]..................     12,000        527,400

AST GABELLI ALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Flowers Foods, Inc. ..............     30,000   $    940,500
    Kellogg Co.sec....................     50,000      1,450,000
    Opta Food Ingredients, Inc.*......      1,000          1,450
    Ralston Purina Group..............     40,000      1,200,800
    Sensient Technologies Corp. ......     16,000        328,320
    Weis Markets, Inc. ...............     12,500        440,750
                                                    ------------
                                                       5,794,200
                                                    ------------
HOTELS & MOTELS -- 0.9%
    MGM Grand, Inc. ..................     35,000      1,048,600
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.7%
    Crane Co. ........................     12,000        372,000
    Kaman Corp. Cl-A..................     25,000        442,500
                                                    ------------
                                                         814,500
                                                    ------------
INSURANCE -- 1.7%
    Alleghany Corp.*..................        800        162,400
    Allmerica Financial Corp. ........      7,500        431,250
    Argonaut Group, Inc. .............      5,000        100,500
    Conseco, Inc.sec..................     20,000        273,000
    UNUM Corp. .......................     30,000        963,600
                                                    ------------
                                                       1,930,750
                                                    ------------
INTERNET SERVICES -- 0.2%
    Meredith Corp. ...................      6,000        214,860
                                                    ------------
LUMBER & WOOD PRODUCTS -- 0.4%
    Rayonier, Inc. ...................     10,000        464,500
                                                    ------------
MACHINERY & EQUIPMENT -- 6.5%
    Baker Hughes, Inc.sec.............     28,000        938,000
    Cooper Industries, Inc. ..........     36,000      1,425,240
    Deere & Co. ......................     20,000        757,000
    Gencorp, Inc. ....................     50,000        640,000
    Newport News Shipbuilding,
      Inc. ...........................     40,000      2,450,000
    Sequa Corp. Cl-A*.................      5,500        250,250
    SPS Technologies, Inc.*...........     16,000        758,400
    Thermo Electron Corp.*............     13,000        286,260
                                                    ------------
                                                       7,505,150
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.4%
    Apogent Technologies, Inc.*.......     35,000        861,000
    Carter-Wallace, Inc. .............     35,000        677,250
    Inamed Corp.*.....................      7,000        171,150
    Invitrogen Corp.*.................      6,000        430,800
    Sybron Dental Specialties,
      Inc.*...........................     29,000        594,210
                                                    ------------
                                                       2,734,410
                                                    ------------
OIL & GAS -- 4.0%
    Barrett Resources Corp.*..........      1,500         88,500
    Conoco, Inc. Cl-B.................     45,000      1,300,500
    HS Resources, Inc.*...............     15,000        972,000
    National Fuel Gas Co. ............     10,000        519,900
    Williams Companies, Inc. .........     54,000      1,779,300
                                                    ------------
                                                       4,660,200
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
PAPER & FOREST PRODUCTS -- 3.6%
    International Paper Co.sec........     29,000   $  1,035,300
    Mead Corp. .......................     20,000        542,800
    Westvaco Corp. ...................     45,000      1,093,050
    Willamette Industries, Inc. ......     30,000      1,485,000
                                                    ------------
                                                       4,156,150
                                                    ------------
PERSONAL SERVICES -- 1.6%
    Cendant Corp.*sec.................     95,800      1,868,100
                                                    ------------
PHARMACEUTICALS -- 1.8%
    American Home Products Corp. .....     20,000      1,168,800
    Schering-Plough Corp. ............     24,000        869,760
                                                    ------------
                                                       2,038,560
                                                    ------------
PRINTING & PUBLISHING -- 4.4%
    Belo, (A.H.) Corp. Cl-A...........     25,000        471,000
    Gannett Co., Inc. ................     15,000        988,500
    Houghton Mifflin Co.*.............      5,000        299,650
    Journal Register Co.*.............     15,000        241,500
    New York Times Co. ...............      2,000         84,000
    Pulitzer, Inc. ...................      3,000        158,400
    Tribune Co.sec....................     30,000      1,200,300
    Washington Post Co. Cl-B..........      2,800      1,607,200
                                                    ------------
                                                       5,050,550
                                                    ------------
RETAIL & MERCHANDISING -- 0.4%
    Blockbuster, Inc.sec..............     17,000        310,250
    The Neiman-Marcus Group, Inc.
      Cl-A*...........................      5,100        158,100
                                                    ------------
                                                         468,350
                                                    ------------
TELECOMMUNICATIONS -- 17.3%
    AT&T Corp. .......................     60,000      1,320,000
    AT&T Corp. Liberty Media Group
      Cl-A*sec........................     90,000      1,574,100
    BCE, Inc. ........................      5,000        131,500
    BellSouth Corp.sec................     15,800        636,266
    Cable & Wireless Communications
      PLC.............................     22,000        396,000
    CenturyTel, Inc. .................     42,000      1,272,600
    CoreComm Ltd.*sec.................     60,000         11,400
    Deutsche Telekom AG*..............     50,000      1,122,500
    Leap Wireless International,
      Inc.*...........................      9,000        272,700
    Loral Space & Communications
      Ltd.*sec........................    105,000        294,000
    Lucent Technologies, Inc.sec......    216,000      1,339,200
    Motorola, Inc. ...................    119,800      1,983,888
    Nextel Communications, Inc.
      Cl-A*sec........................     72,000      1,260,000
    Nextel Partners, Inc.*............     20,000        310,400
    Nortel Networks Corp. NY
      Reg.sec.........................     43,000        390,870
    NTL, Inc.*sec.....................     30,000        361,500
    Price Communications Corp.*.......     40,000        807,600
    QUALCOMM, Inc.*...................     10,000        584,800
    Qwest Communications
      International, Inc. ............     13,000        414,310
    Rural Cellular Corp.*.............     10,000        453,000
    SBC Communications, Inc. .........      7,000        280,420
    Sprint Corp. (FON Group)sec.......     55,000      1,174,800
    Sprint Corp. (PCS Group)*sec......     45,000      1,086,750

AST GABELLI ALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Telephone & Data Systems, Inc. ...     14,000   $  1,522,500
    United States Cellular Corp.*.....      4,000        230,600
    Williams Communications Group,
      Inc.*...........................      7,997         23,591
    WorldCom, Inc.*sec................     48,200        721,072
                                                    ------------
                                                      19,976,367
                                                    ------------
TRANSPORTATION -- 1.0%
    Navistar International Corp.*.....     36,000      1,012,680
    PACCAR, Inc. .....................      2,000        102,840
                                                    ------------
                                                       1,115,520
                                                    ------------
UTILITIES -- 9.5%
    AES Corp.*sec.....................     11,600        499,380
    Calpine Corp.*sec.................      8,500        321,300
    Cinergy Corp.sec..................     15,700        548,715
    DQE, Inc. ........................     30,000        675,000
    DTE Energy Co. ...................      7,187        333,764
    Dynegy, Inc. .....................      8,500        395,250
    El Paso Electric Co.*.............     30,000        479,700
    Exelon Corp. .....................      6,700        429,604
    GPU, Inc.sec......................      5,000        175,750
    Kansas City Power & Light
      Co.sec..........................     20,000        491,000
    Mirant Corp.*sec..................      4,930        169,592
    Niagara Mohawk Holdings, Inc.*....     32,600        576,694
    Northeast Utilities Co.*..........     40,000        830,000
    Pinnacle West Capital Corp. ......     11,500        545,100
    PPL Corp. ........................     10,300        566,500
    Public Service Enterprise Group,
      Inc. ...........................      8,200        400,980
    Reliant Energy, Inc. .............     10,100        325,321
    Rochester Gas & Electric Corp. ...     15,200        570,000
    Sierra Pacific Resources
      Corp.sec........................     16,000        255,840

                                         SHARES        VALUE
                                         ------        -----
    Southern Co.sec...................     12,400   $    288,300
    Teco Energy, Inc.sec..............     18,000        549,000
    UIL Holdings Corp. ...............      7,000        340,130
    Western Resources, Inc. ..........     25,000        537,500
    Wisconsin Energy Corp.sec.........     25,800        613,266
                                                    ------------
                                                      10,917,686
                                                    ------------
TOTAL COMMON STOCK
  (Cost $106,242,298).................               105,393,285
                                                    ------------
                                           PAR
                                          (000)
                                        ---------
U.S. TREASURY OBLIGATIONS -- 2.3%
    U.S. Treasury Bills
      3.385%,
        09/13/01 -- 09/20/2001........  $   2,016      2,000,728
      3.41%, 09/13/01 -- 09/20/2001...        604        599,595
                                                    ------------
    (Cost $2,601,064).................                 2,600,323
                                                    ------------
                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 6.7%
    Temporary Investment Cash Fund....  3,888,584      3,888,584
    Temporary Investment Fund.........  3,888,583      3,888,583
                                                    ------------
    (Cost $7,777,167).................                 7,777,167
                                                    ------------
TOTAL INVESTMENTS -- 100.3%
    (Cost $116,620,529)...............               115,770,775
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.3%)..............                  (341,496)
                                                    ------------
NET ASSETS -- 100.0%..................              $115,429,279
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST JANUS STRATEGIC VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCK -- 76.2%
AEROSPACE -- 3.9%
    Honeywell International, Inc. ......   42,450   $ 1,485,326
                                                    -----------
AUTOMOTIVE PARTS -- 4.3%
    Delphi Automotive Systems
      Corp.sec..........................   54,115       862,052
    Lear Corp.*.........................   13,610       474,989
    Visteon Corp.sec....................   18,205       334,608
                                                    -----------
                                                      1,671,649
                                                    -----------
BROADCASTING -- 0.6%
    Comcast Corp. Cl-A*sec..............    4,935       214,179
                                                    -----------
BUILDING MATERIALS -- 3.1%
    Cemex SA de CV [ADR]................   44,595     1,181,768
                                                    -----------
BUSINESS SERVICES -- 0.6%
    Iron Mountain, Inc.*sec.............    5,100       228,684
                                                    -----------
CHEMICALS -- 2.0%
    Cytec Industries, Inc.*.............    5,785       219,830
    DuPont, (E.I.) de Nemours &
      Co.sec............................   11,575       558,378
    Reliance Industries [GDR] 144A......      495         7,777
                                                    -----------
                                                        785,985
                                                    -----------
COMPUTER HARDWARE -- 0.5%
    Apple Computer, Inc.*...............    8,290       192,743
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 8.1%
    3Com Corp.*.........................   53,965       256,334
    Arbitron, Inc.*.....................    6,549       157,831
    Cadence Design Systems, Inc.*sec....   26,620       495,931
    Ceridan Corp.*sec...................   64,785     1,241,928
    Unisys Corp.*.......................   65,010       956,297
                                                    -----------
                                                      3,108,321
                                                    -----------
CONGLOMERATES -- 4.7%
    Berkshire Hathaway, Inc. Cl-B*......      120       276,000
    Minnesota Mining & Manufacturing
      Co. ..............................    1,125       128,363
    Tyco International Ltd.sec..........   16,670       908,514
    Vector Group Ltd. ..................   15,650       500,018
                                                    -----------
                                                      1,812,895
                                                    -----------
CONTAINERS & PACKAGING -- 1.9%
    Packaging Corp. of America*.........   46,530       722,611
                                                    -----------
ENTERTAINMENT & LEISURE -- 3.8%
    Mattel, Inc. .......................   44,410       840,237
    Park Place Entertainment Corp.*.....   35,440       428,824
    Station Casinos, Inc.*sec...........   11,570       185,120
                                                    -----------
                                                      1,454,181
                                                    -----------
FINANCIAL-BANK & TRUST -- 1.9%
    Bank of New York Co., Inc.sec.......   15,325       735,600
                                                    -----------
FINANCIAL SERVICES -- 8.7%
    Citigroup, Inc.sec..................   15,200       803,167
    Countrywide Credit Industries,
      Inc.sec...........................    6,590       302,349
    Dun & Bradstreet Corp.*.............    5,530       155,946
    Golden West Financial Corp. ........   11,635       747,432
    Lehman Brothers Holdings,
      Inc.sec...........................   10,265       798,104
    Moody's Corp. ......................   17,000       569,500
                                                    -----------
                                                      3,376,498
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
MACHINERY & EQUIPMENT -- 2.6%
    Cummins Engine Co., Inc.sec.........    7,925   $   306,698
    Illinois Tool Works, Inc. ..........    5,850       370,305
    Terex Corp.*........................    6,475       137,270
    Weatherford International,
      Inc.*sec..........................    3,485       167,280
                                                    -----------
                                                        981,553
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 3.4%
    Becton Dickinson & Co...............   36,715     1,314,030
                                                    -----------
METALS & MINING -- 0.7%
    Alcoa, Inc. ........................    6,725       264,965
                                                    -----------
OIL & GAS -- 16.2%
    Anadarko Petroleum Corp.sec.........   20,495     1,107,345
    Apache Corp. .......................   18,745       951,309
    Burlington Resources, Inc. .........   10,405       415,680
    El Paso Corp.sec....................   40,247     2,114,576
    Enron Corp.sec......................    7,815       382,935
    Kinder Morgan Management LLC*.......   10,840       742,540
    Kinder Morgan, Inc.sec..............   11,125       559,031
                                                    -----------
                                                      6,273,416
                                                    -----------
PRINTING & PUBLISHING -- 3.0%
    New York Times Co.sec...............   19,635       824,670
    Valassis Communications,
      Inc.*sec..........................    9,280       332,224
                                                    -----------
                                                      1,156,894
                                                    -----------
RETAIL & MERCHANDISING -- 0.4%
    Ames Department Stores, Inc.*sec....    3,195         4,441
    Toys 'R' Us, Inc.*..................    6,440       159,390
                                                    -----------
                                                        163,831
                                                    -----------
SEMICONDUCTORS -- 3.4%
    Advanced Micro Devices, Inc.*.......   44,720     1,291,514
                                                    -----------
TELECOMMUNICATIONS -- 0.5%
    Telefonos de Mexico SA Cl-L
      [ADR]sec..........................    5,270       184,924
                                                    -----------
TRANSPORTATION -- 1.9%
    Teekay Shipping Corp. ..............   18,030       721,561
                                                    -----------
TOTAL COMMON STOCK
  (Cost $29,628,085)....................             29,323,128
                                                    -----------
FOREIGN STOCK -- 2.7%
AUTOMOBILE MANUFACTURERS -- 1.5%
    Nissan Motor Co. Ltd. -- (JPY)......   83,000       573,007
                                                    -----------
OIL & GAS -- 1.2%
    SK Corp.-- (KOR)....................   35,600       450,320
                                                    -----------
TOTAL FOREIGN STOCK
  (Cost $996,547).......................              1,023,327
                                                    -----------
                                            PAR
                                           (000)
                                           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.4%
    Federal Home Loan Mortgage Corp.
      3.94%, 07/02/01
    (Cost $9,398,971)...................  $ 9,400     9,398,971
                                                    -----------

AST JANUS STRATEGIC VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                            PAR
                                           (000)       VALUE
                                           -----       -----
CORPORATE OBLIGATIONS -- 1.9%
FINANCIAL SERVICES -- 1.9%
    Vector Group Ltd.
    6.25%, 07/15/08 144A................  $   725   $   725,000
                                                    -----------
RETAIL & MERCHANDISING -- 0.0%
    Ames Department Stores
    10.00%, 04/15/06 144A...............   40,000         8,800
                                                    -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $738,524).......................                733,800
                                                    -----------
                                          SHARES       VALUE
                                          ------       -----
SHORT-TERM INVESTMENTS -- 0.2%
    Temporary Investment Cash Fund......   35,698   $    35,698
    Temporary Investment Fund...........   35,698        35,698
                                                    -----------
    (Cost $71,396)......................                 71,396
                                                    -----------
TOTAL INVESTMENTS -- 105.4%
    (Cost $40,833,523)..................             40,550,622
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (5.4%)................             (2,073,740)
                                                    -----------
NET ASSETS -- 100.0%....................            $38,476,882
                                                    ===========

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST KINETICS INTERNET PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           ------      -----
COMMON STOCK -- 35.4%
ACCESS/BROADBAND -- 0.5%
    Barra, Inc.*........................       900   $   35,235
                                                     ----------
ADVERTISING -- 0.0%
    Getty Images, Inc.*.................       100        2,626
                                                     ----------
BROADCASTING -- 13.1%
    AT&T Corp.-Liberty Media Group
      Cl-A*sec..........................    23,000      402,269
    Cablevision Systems Corp.-Rainbow
      Media Group*......................     6,000      154,800
    Crown Media Holdings, Inc.*sec......     6,000      111,300
    SBS Broadcasting SA*sec.............       300        7,725
    Scripps, (E.W.) Co. Cl-A............     2,000      138,000
    UnitedGlobalcom, Inc.*..............     2,200       22,000
    UnitedGlobalCom, Inc. Cl-A*.........     3,011       26,045
                                                     ----------
                                                        862,139
                                                     ----------
CABLE TELEVISION -- 0.3%
    PrimaCom AG*sec.....................     5,000       20,500
                                                     ----------
COMPUTER HARDWARE -- 0.2%
    Mercury Computer Systems, Inc.*.....       225        9,923
                                                     ----------
COMPUTER SERVICES & SOFTWARE -- 1.6%
    CACI International, Inc.*...........     2,100       98,700
    Checkfree Holdings Corp.*...........       100        3,507
                                                     ----------
                                                        102,207
                                                     ----------
DIVERSIFIED -- 0.3%
    Lynch Corp.*........................       700       20,426
                                                     ----------
E-COMMERCE -- 0.3%
    Catalina Marketing Corp.*sec........       550       16,781
                                                     ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.8%
    Gemstar-TV Guide International,
      Inc.*.............................     1,200       52,800
                                                     ----------
ENTERTAINMENT & LEISURE -- 0.1%
    Pixar, Inc.*........................       100        4,080
                                                     ----------
FINANCIAL SERVICES -- 2.8%
    Tremont Advisers, Inc. Cl-B*........     9,200      184,000
                                                     ----------
INFRASTRUCTURE -- 4.3%
    Lynch Interactive Corp.*............     4,500      283,545
                                                     ----------
INSURANCE -- 0.3%
    Alleghany Corp.*....................       100       20,300
                                                     ----------
INTERNET SERVICES -- 0.2%
    Expedia, Inc.*sec...................       200        9,320
    Travelocity.com, Inc.*..............       100        3,070
                                                     ----------
                                                         12,390
                                                     ----------
MACHINERY & EQUIPMENT -- 0.1%
    Thermo Electron Corp.*..............       200        4,404
                                                     ----------
MEDIA CONTENT -- 0.2%
    Liberty Livewire Corp. Cl-A*........     1,800       15,750
                                                     ----------

                                           SHARES      VALUE
                                           ------      -----
RETAIL & MERCHANDISING -- 0.1%
    eBay, Inc.*sec......................       100   $    6,849
                                                     ----------
TELECOMMUNICATIONS -- 7.6%
    Commonwealth Telephone Enterprises,
      Inc.*.............................     1,000       42,250
    General Motors Corp. Cl-H-Hughes
      Electronics Corp.*................     4,800       97,200
    IDT Corp.*..........................       200        2,700
    Idt Corp. Cl-B*.....................       200        2,200
    Price Communications Corp.*.........     7,200      145,368
    RCN Corp.*sec.......................     1,200        6,588
    Sunshine PCS Corp.*.................     1,600        4,320
    Telephone & Data Systems, Inc. .....     1,800      195,749
                                                     ----------
                                                        496,375
                                                     ----------
VENTURE CAPITAL -- 2.6%
    Kroll-O'Gara Co.*...................    18,000      170,280
                                                     ----------
TOTAL COMMON STOCK
  (Cost $2,151,184).....................              2,320,610
                                                     ----------
                                            PAR
                                           (000)
                                           -----
CORPORATE OBLIGATIONS -- 4.8%
INTERNET TECHNOLOGY/SOFTWARE -- 4.4%
    Safeguard Scientifics
      5.00%, 06/15/06...................  $    530      293,488
                                                     ----------
TELECOMMUNICATIONS -- 0.4%
    Level 3 Communications, Inc.
      6.00%, 03/15/10...................       100       23,250
                                                     ----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $350,183).......................                316,738
                                                     ----------
                                           SHARES
                                           ------
FOREIGN STOCK -- 3.5%
FINANCIAL SERVICES
    Pargesa Holdings -- (CHF)
      (Cost $227,609)...................       100      228,114
                                                     ----------
SHORT-TERM INVESTMENTS -- 9.7%
    Temporary Investment Cash Fund*.....   319,667      319,667
    Temporary Investment Fund...........   319,667      319,667
                                                     ----------
    (Cost $639,334).....................                639,334
                                                     ----------
TOTAL INVESTMENTS -- 53.4%
  (Cost $3,368,310).....................              3,504,796
OTHER ASSETS LESS
  LIABILITIES -- 46.6%..................              3,059,896
                                                     ----------
NET ASSETS -- 100.0%....................             $6,564,692
                                                     ==========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CORPORATE OBLIGATIONS -- 83.4%
ADVERTISING -- 0.1%
    Young & Rubicam, Inc.
      3.00%, 01/15/05 [CVT]............  $    40  $    37,050
                                                  -----------
AEROSPACE -- 1.7%
    Alliant Techsystems, Inc.
      8.50%, 05/15/11 144A.............      250      253,750
    BE Aerospace, Inc.
      8.875%, 05/01/11 144A............      250      248,750
                                                  -----------
                                                      502,500
                                                  -----------
AUTOMOBILE MANUFACTURERS -- 0.9%
    Oshkosh Truck Corp.
      8.75%, 03/01/08..................      250      250,000
                                                  -----------
AUTOMOTIVE PARTS -- 1.8%
    Advance Store Co., Inc. Cl-B
      10.25%, 04/15/08.................      200      196,000
    Delco Remy International, Inc.
      11.00%, 05/01/09 144A............      250      261,250
    Tenneco Automotive, Inc. Cl-B
      11.625%, 10/15/09................      100       51,500
                                                  -----------
                                                      508,750
                                                  -----------
BROADCASTING -- 6.5%
    American Tower Corp.
      9.375%, 02/01/09 144A............      250      234,375
    AT&T Corp.-Liberty Media
      3.50%, 01/15/31 [CVT]............      250      199,688
    Cumulus Media, Inc.
      10.375%, 07/01/08................      172      172,000
    Fox/Liberty Networks LLC
      8.875%, 08/15/07.................      290      303,049
    Heritage Media Corp.
      8.75%, 02/15/06..................      250      259,375
    Sinclair Broadcast Group, Inc.
      10.00%, 09/30/05sec..............      250      252,500
    The Ackerley Group, Inc.
      9.00%, 01/15/09..................      250      220,000
    TV Azteca SA de CV Cl-B
      10.50%, 02/15/07.................      250      232,500
                                                  -----------
                                                    1,873,487
                                                  -----------
BUILDING MATERIALS -- 1.2%
    Nortek, Inc.
      9.875%, 06/15/11 144A............      350      338,625
                                                  -----------
BUSINESS SERVICES -- 2.2%
    Doubleclick, Inc.
      4.75%, 03/15/06 [CVT]............      250      183,750
    Iron Mountain, Inc.
      10.125%, 10/01/06                      175      185,063
      8.75%, 09/30/09..................      100      102,500
    The BISYS Group, Inc.
      4.00%, 03/15/06..................      150      167,625
                                                  -----------
                                                      638,938
                                                  -----------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CABLE TELEVISION -- 7.0%
    Century Communications
      8.375%, 12/15/07.................  $   450  $   414,000
    Charter Communication Holdings LLC
      10.00%, 05/15/11 144Asec.........      300      306,000
    Comcast U.K. Cable Corp.
      12.182%, 11/15/07 [STEP].........      200      137,000
    Frontiervision Corp.
      11.00%, 10/15/06.................      450      467,999
    Globo Communicacoes Par Glopar
      10.625%, 12/05/08 144A...........      200      162,500
    Mediacom LLC
      8.50%, 04/15/08..................      250      233,750
    TeleWest Communications PLC
      11.00%, 10/01/07.................      250      211,875
    United Pan-Europe Communication
      Corp.
      19.876%, 08/01/09 [STEP].........      500       82,500
                                                  -----------
                                                    2,015,624
                                                  -----------
CHEMICALS -- 1.2%
    Huntsman ICI Chemicals Corp.
      10.125%, 07/01/09................      250      247,500
    Texas Petrochemical Corp.
      11.125%, 07/01/06................      125      111,875
                                                  -----------
                                                      359,375
                                                  -----------
COMPUTER SERVICES & SOFTWARE -- 2.6%
    Affiliated Computer Services, Inc.
      3.50%, 02/15/06 [CVT]............      100      109,000
    Computer Associates International,
      Inc.
      6.375%, 04/15/05.................      300      284,805
    Manugistics Group, Inc.
      5.00%, 11/01/07 [CVT]............      100       89,625
    Mercury Interactive Corp.
      4.75%, 07/01/07..................      200      177,250
    Unisys Corp.
      8.125%, 06/01/06.................      100       97,750
                                                  -----------
                                                      758,430
                                                  -----------
CONSTRUCTION -- 4.0%
    D.R. Horton, Inc.
      10.00%, 04/15/06.................      250      257,500
    Encompass Services Corp.
      10.50%, 05/01/09 144A............      375      361,875
    Integrated Electrical Services,
      Inc.
      9.375%, 02/01/09.................      150      147,750
    Lennar Corp.
      7.625%, 03/01/09.................      250      243,834
    Schuler Homes Corp.
      9.375%, 07/15/09 144A............      150      150,750
                                                  -----------
                                                    1,161,709
                                                  -----------

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CONSUMER PRODUCTS & SERVICES -- 2.1%
    American Greetings Corp.
      7.00%, 07/15/06 [CVT], 144A......  $    25  $    24,313
      11.75%, 07/15/08 [CVT]...........      150      146,250
    Central Garden & Pet Co.
      6.00%, 11/15/03..................      200      156,000
    Levi Strauss & Co.
      11.625%, 01/15/08................      300      271,500
                                                  -----------
                                                      598,063
                                                  -----------
CONTAINERS & PACKAGING -- 0.3%
    Four M Corp. Cl-B
      12.00%, 06/01/06.................      100       98,500
                                                  -----------
ENERGY SERVICES -- 2.1%
    Parker Drilling Co.
      5.50%, 08/01/04..................      440      400,400
      9.75%, 11/15/06..................      200      205,000
                                                  -----------
                                                      605,400
                                                  -----------
ENTERTAINMENT & LEISURE -- 2.5%
    Aztar Corp.
      8.875%, 05/15/07.................      200      202,000
    Mohegan Tribal Gaming
      8.75%, 01/01/09..................      250      258,125
    Park Place Entertainment
      9.375%, 02/15/07.................      250      263,438
                                                  -----------
                                                      723,563
                                                  -----------
FINANCIAL SERVICES -- 3.9%
    AIG Funding, Inc.
      0.50%, 05/15/07 [CVT]............      350      359,188
    Alamosa Delaware, Inc.
      12.50%, 02/01/11 144A............      350      316,750
    Exchangeable Certificate Corp.
      0.625%, 03/02/05 [CVT], 144A.....      500      444,375
                                                  -----------
                                                    1,120,313
                                                  -----------
FOOD -- 2.0%
    Del Monte Foods Co.
      9.25%, 05/15/11 144A.............      150      153,750
    Michael Foods Acquisition Corp.
      11.75%, 04/01/11 144A............      125      128,750
    Stater Brothers Holdings Corp.
      10.75%, 08/15/06.................      300      285,000
                                                  -----------
                                                      567,500
                                                  -----------
HEALTHCARE SERVICES -- 3.8%
    AdvancePCS Co.
      8.50%, 04/01/08..................      250      256,250
    Select Medical Corp.
      9.50%, 06/15/09 144A.............      250      243,750
    Tenet Healthcare Corp.
      8.625%, 01/15/07.................      250      260,625
    Triad Hospitals, Inc.
      8.75%, 05/01/09 144A.............      250      255,625
    Universal Health Services
      0.426%, 06/23/06 [CVT]...........      150       91,125
                                                  -----------
                                                    1,107,375
                                                  -----------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
HOTELS & MOTELS -- 1.7%
    Felcor Lodging L.P.
      8.50%, 06/01/11 144A.............  $   250  $   240,000
    Hilton Hotels Corp.
      8.25%, 02/15/11..................      250      248,981
                                                  -----------
                                                      488,981
                                                  -----------
INDUSTRIAL PRODUCTS -- 1.6%
    Briggs & Stratton Corp.
      8.875%, 03/15/11 144A............      200      203,000
    Interface, Inc.
      9.50%, 11/15/05..................      250      252,500
                                                  -----------
                                                      455,500
                                                  -----------
INTERNET SERVICES -- 0.9%
    Exodus Communications, Inc.
      11.625%, 07/15/10................      150       52,500
    Globix Corp.
      12.50%, 02/01/10.................      250       73,750
    Juniper Networks, Inc.
      4.75%, 03/15/07..................      200      144,000
                                                  -----------
                                                      270,250
                                                  -----------
MEDICAL SUPPLIES & EQUIPMENT -- 4.3%
    Affymetrix, Inc.
      4.75%, 02/15/07 [CVT]............      200      129,250
    Fisher Scientific International,
      Inc.
      9.00%, 02/01/08..................      250      247,500
    Fresenius Medical Capital Trust I
      9.00%, 12/01/06..................      200      204,000
    Packard BioScience Co.
      9.375%, 03/01/07.................      250      243,750
    Prime Medical Services, Inc.
      8.75%, 04/01/08..................      250      218,750
    Roche Holdings, Inc.
      1.591%, 01/19/15 [CVT, ZCB],
      144A.............................      250      188,750
                                                  -----------
                                                    1,232,000
                                                  -----------
OIL & GAS -- 7.1%
    Anadarko Petroleum Corp.
      1.456%, 03/07/20 [CVT]...........      300      211,125
    Coda Energy, Inc. Cl-B
      10.50%, 04/01/06.................      250      259,374
    Forest Oil Corp.
      8.00%, 06/15/08 144A.............      250      245,000
    KCS Energy, Inc.
      8.875%, 01/15/06.................      200      179,000
    Key Energy Services, Inc.
      8.375%, 03/01/08 144A............      250      253,750
    Lomak Petroleum Corp.
      8.75%, 01/15/07..................      200      194,000
    Lone Star Technologies, Inc.
      9.00%, 06/01/11 144A.............      250      242,500

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Mission Resources Corp.
      10.875%, 04/01/07 144A...........  $   250  $   246,875
    Transocean Sedco Forex, Inc.
      2.794%, 05/24/03 [CVT, ZCB]......      400      233,500
                                                  -----------
                                                    2,065,124
                                                  -----------
PHARMACEUTICALS -- 1.0%
    Cell Therapeutic, Inc.
      5.75%, 06/15/08 [CVT], 144A......      100       98,250
    Protein Design Labs, Inc.
      5.50%, 02/15/07 [CVT]............      150      200,813
                                                  -----------
                                                      299,063
                                                  -----------
RETAIL & MERCHANDISING -- 1.7%
    Lowes Companies, Inc.
      2.50%, 02/16/21 [CVT, ZCB],
      144A.............................      325      243,750
    R.H. Donnelly, Inc.
      9.125%, 06/01/08.................      250      255,000
                                                  -----------
                                                      498,750
                                                  -----------
SEMICONDUCTORS -- 0.7%
    Emcore Corp.
      5.00%, 05/15/06 [CVT], 144A......      100       90,375
    Vitesse Semiconductor Corp.
      4.00%, 03/15/05..................      150      121,313
                                                  -----------
                                                      211,688
                                                  -----------
TELECOMMUNICATIONS -- 14.1%
    Corning, Inc.
      2.195%, 11/08/05 [CVT, ZCB]......      100       56,375
    Crown Castle International Corp.
      9.375%, 08/01/11 144A............      150      136,125
      10.75%, 08/01/11.................      350      340,374
    Dobson Communications Corp.
      10.875%, 07/01/10................      250      251,250
    Global Crossing Holdings Ltd.
      9.125%, 11/15/06.................      300      237,750
    L-3 Communications Corp. Cl-B
      10.375%, 05/01/07................      250      264,063
    L-3 Communications Holdings, Inc.
      5.25%, 06/01/09 [CVT]............      100      118,500
    Level 3 Communications, Inc.
      2.50%, 03/15/10 [STEP]...........      500      107,500
      11.25%, 03/15/10 [STEP]..........       50       21,500
    McLeod USA, Inc.
      12.00%, 07/15/08.................      250      158,750
    Nextel Communications, Inc.
      11.20%, 02/15/08 [STEP]..........      500      313,750
      9.50%, 02/01/11 [STEP]...........      250      196,563
    Nextlink Communications, Inc.
      10.75%, 11/15/08.................      250       81,250
    NTL Communications Corp. Cl-B
      15.134%, 10/01/08 [STEP].........      350      155,750
    NTL, Inc. Cl-B
      10.00%, 02/15/07.................      100       65,500
    Rogers Wireless, Inc.
      9.625%, 05/01/11 144A............      200      202,000
    SBA Communications Corp.
      10.125%, 02/01/09................      250      230,000

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Telecorp PCS, Inc.
      10.625%, 07/15/10................  $   250  $   236,250
    Tritel PCS, Inc.
      10.375%, 01/15/11................      500      459,999
    Triton PCS, Inc.
      10.476%, 05/01/08 [STEP].........      250      202,813
    Versatel Telecom Corp.
      11.875%, 07/15/09................      150       54,750
    Western Wireless Corp.
      10.50%, 06/01/06.................      100      103,500
    Williams Communication Group, Inc.
      11.875%, 08/01/10................      200       84,000
    Winstar Communications++
      12.75%, 04/15/10sec..............      250        3,125
                                                  -----------
                                                    4,081,437
                                                  -----------
TRANSPORTATION -- 0.5%
    Navistar International
      9.375%, 06/01/06 144A............      150      153,000
                                                  -----------
UTILITIES -- 3.9%
    AES Corp.
      9.50%, 06/01/09..................      350      358,750
    Calpine Corp.
      7.875%, 04/01/08.................      220      210,235
    Kansas City Power & Light Co.
      7.125%, 12/15/05.................      300      306,782
    PSE&G Energy Holdings
      8.625%, 02/15/08 144A............      250      252,391
                                                  -----------
                                                    1,128,158
                                                  -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $25,693,143)...................            24,149,153
                                                  -----------
                                         SHARES
                                         ------
PREFERRED STOCK -- 6.5%
AUTOMOTIVE PARTS -- 0.2%
    Amdocs Automatic
      6.75% [CVT]......................    1,000       50,500
                                                  -----------
COMPUTER SERVICES & SOFTWARE -- 0.4%
    Morgan Stanley Dean Witter & Co.
      (EMC Perqs)
      8.00% [CVT]......................    7,500      108,750
                                                  -----------
CONSUMER PRODUCTS & SERVICES -- 0.6%
    Estee Lauder Automatic Common
      Exchange Security Trust II
      6.25% [CVT]......................    2,000      161,800
                                                  -----------
ENTERTAINMENT & LEISURE -- 0.8%
    Six Flags, Inc.
      7.25% [CVT]......................    8,000      244,400
                                                  -----------
FINANCIAL SERVICES -- 1.4%
    CNB Capital Trust
      6.00% [CVT]......................    4,000      156,000
    Washington Mutual Capital Trust I
      5.375% [CVT] 144A................    5,000      266,875
                                                  -----------
                                                      422,875
                                                  -----------

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES      VALUE
                                         ------      -----
INSURANCE -- 0.8%
    Ace Ltd.
      8.25% [CVT]......................    2,900  $   233,595
                                                  -----------
PAPER & FOREST PRODUCTS -- 1.0%
    Georgia Pacific
      7.50% [CVT]......................    7,500      283,875
                                                  -----------
PHARMACEUTICALS -- 0.2%
    Pharmacia Corp.
      6.50% [CVT]......................    1,500       60,600
                                                  -----------
RAILROADS -- 0.6%
    Canadian National Railway Co.
      5.25% [CVT]......................    3,000      168,900
                                                  -----------
TELECOMMUNICATIONS -- 0.5%
    Cox Communications, Inc.
      7.75% [CVT]......................    2,500      146,900
                                                  -----------
TOTAL PREFERRED STOCK
  (Cost $1,808,243)....................             1,882,195
                                                  -----------
                                           PAR
                                          (000)
                                          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.0%
    Federal Home Loan Mortgage Corp.
      7.00%, 07/15/05..................  $   750      793,265
    Federal National Mortgage Assoc.
      7.00%, 12/01/30..................      939      944,127
                                                  -----------
      (Cost $1,733,354)................             1,737,392
                                                  -----------
                                         SHARES      VALUE
                                         ------   -----------
SHORT-TERM INVESTMENTS -- 3.5%
    Temporary Investment Cash Fund.....  511,728  $   511,728
    Temporary Investment Fund..........  511,728      511,728
                                                  -----------
    (Cost $1,023,456)..................             1,023,456
                                                  -----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $30,258,196)...................            28,792,196
OTHER ASSETS LESS
  LIABILITIES -- 0.6%..................               176,349
                                                  -----------
NET ASSETS -- 100.0%...................           $28,968,545
                                                  ===========

--------------------------------------------------------------------------------
Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++ Defaulted Security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

sec. All or a portion of the security was on loan.

See Notes to Financial Statements.

AST SCUDDER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES      VALUE
                                          ------      -----
FOREIGN STOCK -- 96.8%
AUTOMOBILE MANUFACTURERS -- 7.2%
    Honda Motor Co. Ltd. ...............   1,000   $    43,940
    Mitsubishi Corp. ...................  22,000       177,283
    Toyota Motor Corp. .................   5,900       207,681
                                                   -----------
                                                       428,904
                                                   -----------
AUTOMOTIVE PARTS -- 1.4%
    NGK Spark Plug Co. Ltd. ............   6,000        56,288
    Nsk Ltd. (Rec.Mar Sep)..............   6,000        25,931
                                                   -----------
                                                        82,219
                                                   -----------
BANKING -- 4.1%
    Sumitomo Bank Ltd. .................  18,000       148,658
    Sumitomo Trust & Banking............  15,000        94,415
                                                   -----------
                                                       243,073
                                                   -----------
BROADCASTING -- 0.6%
    Japan Radio Co. Ltd. ...............   7,000        36,483
                                                   -----------
BUILDING MATERIALS -- 1.5%
    Asahi Glass Co. Ltd. ...............  11,000        91,376
                                                   -----------
CAPITAL GOODS -- 1.1%
    Itochu Corp. .......................  16,000        65,044
                                                   -----------
CHEMICALS -- 1.8%
    Shin-Etsu Chemical Co. Ltd. ........   3,000       110,171
                                                   -----------
CONGLOMERATES -- 3.2%
    Misumi Corp. .......................     990        48,184
    Mitsui & Co. Ltd. ..................  21,000       141,273
                                                   -----------
                                                       189,457
                                                   -----------
CONSUMER PRODUCTS & SERVICES -- 8.5%
    Benesse Corp. ......................   2,200        68,973
    Daikin Industries Ltd. .............   9,000       166,699
    Sanix, Inc. ........................   1,300        65,669
    Secom Co. Ltd. .....................     500        27,903
    Sony Corp. .........................   2,700       177,525
                                                   -----------
                                                       506,769
                                                   -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 15.6%
    Keyence Corp. ......................     300        59,535
    Matsushita Electric Industrial
      Co. ..............................   5,000        78,258
    Murata Manufacturing Co. Ltd. ......   1,400        93,060
    NEC Corp. ..........................   7,000        94,575
    NGK Insulators Ltd. ................   8,000        70,240
    Nidec Corp. ........................     500        26,019
    Sharp Corp. ........................  14,000       190,833
    Sumitomo Electric Industrie.........   5,000        56,689
    Toshiba Corp. ......................  14,000        73,976
    Yaskawa Electric Corp. .............  12,000        59,175
    Yokogawa Blue Star Ltd. ............  14,000       124,604
                                                   -----------
                                                       926,964
                                                   -----------
ENTERTAINMENT & LEISURE -- 4.2%
    Fuji Photo Film Co. Ltd. ...........   5,000       215,691
    Oriental Land Co. ..................     500        37,124
                                                   -----------
                                                       252,815
                                                   -----------

                                          SHARES      VALUE
                                          ------      -----
FINANCIAL-BANK & TRUST -- 7.3%
    Bank Of Yokohama Ltd. ..............  42,000   $   171,078
    Chiba Bank Ltd. ....................  32,000       115,719
    Daiwa Securities Co. Ltd. ..........  14,000       146,493
                                                   -----------
                                                       433,290
                                                   -----------
FINANCIAL SERVICES -- 10.0%
    Japan Securities Finance Co.
      Ltd. .............................   4,000        15,908
    Mizuho Holdings, Inc. ..............      28       130,216
    Nikko Securities Co. Ltd. ..........  18,000       144,184
    Nomura Securities Co. Ltd. .........  12,000       229,964
    Orix Corp. .........................     700        68,083
                                                   -----------
                                                       588,355
                                                   -----------
FOOD -- 2.9%
    Ajinomoto Co., Inc. ................  12,000       128,741
    Katokichi Co. Ltd. .................   1,300        30,750
    Rock Field Co. Ltd. ................     600        15,395
                                                   -----------
                                                       174,886
                                                   -----------
HEALTHCARE SERVICES -- 1.2%
    Nichii Gakkan Co. ..................   1,600        72,485
                                                   -----------
MACHINERY & EQUIPMENT -- 0.9%
    SMC Corp. ..........................     500        53,522
                                                   -----------
MEDICAL SUPPLIES & EQUIPMENT -- 2.3%
    Eisai Co. Ltd. .....................   2,000        44,822
    Takeda Chemical Industries Ltd. ....   2,000        93,012
                                                   -----------
                                                       137,834
                                                   -----------
OFFICE EQUIPMENT -- 4.1%
    Canon, Inc. ........................   6,000       242,472
                                                   -----------
PHARMACEUTICALS -- 2.2%
    Taisho Pharmaceutical Co. Ltd. .....   4,000        75,211
    Yamanouchi Pharmaceutical Co.
      Ltd. .............................   2,000        56,128
                                                   -----------
                                                       131,339
                                                   -----------
PRINTING & PUBLISHING -- 4.1%
    Dai Nippon Printing Co. Ltd. .......   5,000        61,019
    Toppan Printing Co. Ltd. ...........  18,000       185,173
                                                   -----------
                                                       246,192
                                                   -----------
RAILROADS -- 1.2%
    East Japan Railway Co. Ltd. ........       9        51,959
    West Japan Railway Co. .............       4        21,681
                                                   -----------
                                                        73,640
                                                   -----------
REAL ESTATE -- 1.7%
    Mitsubishi Estate Co. Ltd. .........   3,000        27,591
    Mitsui Fudosan Co. Ltd. ............   7,000        75,435
                                                   -----------
                                                       103,026
                                                   -----------
RETAIL & MERCHANDISING -- 1.2%
    Yamada Denki Co. Ltd. ..............     900        73,607
                                                   -----------
SEMICONDUCTORS -- 3.3%
    Rohm Co. Ltd. ......................     700       108,775
    Tokyo Electron Ltd. ................   1,500        90,807
                                                   -----------
                                                       199,582
                                                   -----------

AST SCUDDER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES      VALUE
                                          ------      -----
TELECOMMUNICATIONS -- 5.2%
    NTT Mobile Communication Network,
      Inc. .............................      18   $   313,193
                                                   -----------
TOTAL FOREIGN STOCK
  (Cost $6,286,515).....................             5,776,698
                                                   -----------
                                           PAR
                                          (000)
                                          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 111.8%
    Federal National Mortgage Assoc.
      3.94%, 07/02/01
      (Cost $6,674,269).................  $6,675     6,674,269
                                                   -----------
TOTAL INVESTMENTS -- 208.6%
  (Cost $12,960,784)....................            12,450,967
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (108.6%)..............            (6,482,603)
                                                   -----------
NET ASSETS -- 100.0%....................           $ 5,968,364
                                                   ===========

Foreign currency exchange contracts outstanding at June 30, 2001:

                                         IN
SETTLEMENT               CONTRACTS    EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE        TO DELIVER     FOR      AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------
07/01        Buy    JPY  2,932,020    $23,613     $23,517         $(96)
                                      =======     =======         ====

                                         IN
SETTLEMENT               CONTRACTS    EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE        TO DELIVER     FOR      AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------
07/01        Sell   JPY  1,169,547    $ 9,376     $ 9,380         $(4)
                                      =======     =======         ===

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

Foreign Stock includes securities from Japan unless noted.

See Notes to Financial Statements.

AST ALLIANCE/BERNSTEIN GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           ------      -----
COMMON STOCK -- 89.9%
AUTOMOTIVE PARTS -- 2.3%
    Genuine Parts Co. ...................    1,100   $   34,650
    Goodyear Tire & Rubber Co. ..........      900       25,200
                                                     ----------
                                                         59,850
                                                     ----------
BEVERAGES -- 0.4%
    Coca-Cola Enterprises, Inc. .........      700       11,553
                                                     ----------
BROADCASTING -- 1.0%
    Comcast Corp. Cl-A*sec...............      600       26,040
                                                     ----------
CHEMICALS -- 4.8%
    Dow Chemical Co.sec..................    1,550       51,538
    DuPont, (E.I.) de Nemours &
      Co.sec.............................      975       47,034
    Eastman Chemical Co. ................      500       23,815
                                                     ----------
                                                        122,387
                                                     ----------
CLOTHING & APPAREL -- 0.8%
    V.F. Corp. ..........................      600       21,828
                                                     ----------
COMPUTER HARDWARE -- 0.7%
    Hewlett-Packard Co.sec...............      650       18,590
                                                     ----------
COMPUTER SERVICES & SOFTWARE -- 3.2%
    Electronic Data Systems Corp.sec.....      400       25,000
    Microsoft Corp.*sec..................      800       58,080
                                                     ----------
                                                         83,080
                                                     ----------
CONGLOMERATES -- 2.4%
    Philip Morris Co., Inc.sec...........      350       17,763
    Tyco International Ltd.sec...........      800       43,600
                                                     ----------
                                                         61,363
                                                     ----------
CONSUMER PRODUCTS & SERVICES -- 0.9%
    Colgate-Palmolive Co. ...............      400       23,596
                                                     ----------
CONTAINERS & PACKAGING -- 0.6%
    Smurfit-Stone Container Corp.*.......    1,000       16,200
                                                     ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.5%
    General Electric Co. ................    1,300       63,375
                                                     ----------
ENTERTAINMENT & LEISURE -- 5.3%
    AOL Time Warner, Inc.*sec............    1,400       74,200
    Viacom, Inc. Cl-B*sec................    1,200       62,100
                                                     ----------
                                                        136,300
                                                     ----------
FINANCIAL-BANK & TRUST -- 4.5%
    Bank of America Corp. ...............      575       34,517
    Bank One Corp. ......................      725       25,955
    First Union Corp.sec.................      800       27,952
    KeyCorp..............................      150        3,908
    National City Corp. .................      600       18,468
    Regions Financial Corp. .............      150        4,800
                                                     ----------
                                                        115,600
                                                     ----------
FINANCIAL SERVICES -- 10.5%
    Citigroup, Inc.sec...................    1,300       68,692
    Fannie Mae...........................      300       25,545
    Fleet Financial Group, Inc. .........      675       26,629
    Freddie Mac..........................    1,325       92,749

                                           SHARES      VALUE
                                           ------      -----
    Golden West Financial Corp.sec.......      475   $   30,514
    Washington Mutual, Inc.sec...........      700       26,285
                                                     ----------
                                                        270,414
                                                     ----------
FOOD -- 1.6%
    ConAgra, Inc. .......................    2,050       40,611
                                                     ----------
HEALTHCARE SERVICES -- 2.5%
    Aetna, Inc.*.........................      600       15,522
    UnitedHealth Group, Inc.sec..........      800       49,400
                                                     ----------
                                                         64,922
                                                     ----------
INSURANCE -- 6.0%
    American International Group,
      Inc.sec............................      400       34,400
    Chubb Corp.sec.......................      575       44,522
    St. Paul Companies, Inc. ............      675       34,216
    Torchmark Corp. .....................      600       24,126
    XL Capital Ltd.sec...................      225       18,473
                                                     ----------
                                                        155,737
                                                     ----------
MACHINERY & EQUIPMENT -- 0.9%
    Cooper Industries, Inc. .............      600       23,754
                                                     ----------
MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Medtronic, Inc. .....................      700       32,207
                                                     ----------
OIL & GAS -- 6.3%
    Amerada Hess Corp. ..................      325       26,260
    BP PLC [ADR].........................      600       29,910
    Conoco, Inc. ........................      700       19,740
    Enron Corp.sec.......................      800       39,200
    Phillips Petroleum Co. ..............      825       47,025
                                                     ----------
                                                        162,135
                                                     ----------
PAPER & FOREST PRODUCTS -- 1.2%
    Georgia-Pacific Groupsec.............      900       30,465
                                                     ----------
PHARMACEUTICALS -- 8.0%
    Pfizer, Inc. ........................    2,175       87,108
    Pharmacia Corp. .....................    1,500       68,925
    Schering-Plough Corp. ...............    1,350       48,924
                                                     ----------
                                                        204,957
                                                     ----------
RAILROADS -- 4.1%
    Burlington Northern Santa Fe
      Corp. .............................      950       28,662
    Norfolk Southern Corp. ..............    2,300       47,609
    Union Pacific Corp.sec...............      550       30,201
                                                     ----------
                                                        106,472
                                                     ----------
RETAIL & MERCHANDISING -- 8.2%
    Home Depot, Inc. ....................      500       23,275
    Kohl's Corp.*sec.....................    1,200       75,275
    May Department Stores Co. ...........      450       15,417
    Sears, Roebuck & Co. ................    1,300       55,003
    Walgreen Co.sec......................    1,200       40,980
                                                     ----------
                                                        209,950
                                                     ----------
TELECOMMUNICATIONS -- 6.1%
    AT&T Wireless Group*sec..............    3,000       49,050
    Nokia Corp. Cl-A [ADR]...............    2,100       46,284
    Vodafone Airtouch PLC [ADR]sec.......    2,775       62,021
                                                     ----------
                                                        157,355
                                                     ----------

AST ALLIANCE/BERNSTEIN GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           ------      -----
UTILITIES -- 3.8%
    American Electric Power Co., Inc. ...    1,300   $   60,021
    Consolidated Edison, Inc. ...........      925       36,815
                                                     ----------
                                                         96,836
                                                     ----------
TOTAL COMMON STOCK
  (Cost $2,363,477)......................             2,315,577
                                                     ----------

                                           SHARES      VALUE
                                           ------      -----
SHORT-TERM INVESTMENTS -- 8.3%
    Temporary Investment Cash Fund.......  106,812   $  106,812
    Temporary Investment Fund............  106,811      106,811
                                                     ----------
    (Cost $213,623)......................               213,623
                                                     ----------
TOTAL INVESTMENTS -- 98.2%
  (Cost $2,577,100)......................             2,529,200
OTHER ASSETS LESS LIABILITIES -- 1.8%....                46,753
                                                     ----------
NET ASSETS -- 100.0%.....................            $2,575,953
                                                     ==========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

sec. All or a portion of this security was on loan.

See Notes to Financial Statements.

AST SANFORD BERNSTEIN CORE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           ------      -----
COMMON STOCK -- 90.3%
AEROSPACE -- 1.9%
    Boeing Co. .........................       250   $   13,900
    Goodrich Corp. .....................       925       35,132
    Lockheed Martin Corp. ..............       950       35,198
    Raytheon Co. .......................     1,425       37,833
                                                     ----------
                                                        122,063
                                                     ----------
AIRLINES -- 0.1%
    AMR Corp.*..........................       175        6,323
                                                     ----------
AUTOMOBILE MANUFACTURERS -- 0.2%
    Ford Motor Co. .....................       650       15,958
                                                     ----------
AUTOMOTIVE PARTS -- 2.5%
    Autoliv, Inc.*......................     1,200       20,736
    Dana Corp. .........................     1,325       30,926
    Delphi Automotive Systems Corp. ....     2,550       40,621
    Genuine Parts Co. ..................       975       30,713
    Goodyear Tire & Rubber Co. .........     1,300       36,400
    Visteon Corp. ......................       200        3,676
                                                     ----------
                                                        163,072
                                                     ----------
BEVERAGES -- 0.8%
    Coca-Cola Enterprises, Inc. ........     2,025       33,109
    PepsiCo, Inc.sec....................       475       20,995
                                                     ----------
                                                         54,104
                                                     ----------
BROADCASTING -- 0.0%
    Comcast Corp. Cl-A*.................        25        1,085
                                                     ----------
BUILDING MATERIALS -- 0.6%
    Masco Corp.sec......................     1,475       36,816
    The Sherwin-Williams Co. ...........       250        5,550
                                                     ----------
                                                         42,366
                                                     ----------
CHEMICALS -- 3.7%
    Cabot Corp. ........................       925       33,319
    Dow Chemical Co.sec.................     1,875       62,343
    DuPont, (E.I.) de Nemours &
      Co.sec............................     1,225       59,093
    Eastman Chemical Co. ...............       750       35,723
    Great Lakes Chemical Corp. .........       625       19,281
    Hercules, Inc.sec...................     1,525       17,233
    The Lubrizol Corp. .................       575       17,854
                                                     ----------
                                                        244,846
                                                     ----------
CLOTHING & APPAREL -- 1.0%
    Limited, Inc. ......................     2,350       38,822
    V.F. Corp. .........................       825       30,014
                                                     ----------
                                                         68,836
                                                     ----------
COMPUTER HARDWARE -- 1.1%
    Hewlett-Packard Co.sec..............       675       19,305
    International Business Machines
      Corp. ............................       330       37,290
    Quantum Corp. -- DLT & Storage
      Systems*..........................     1,775       17,910
                                                     ----------
                                                         74,505
                                                     ----------
COMPUTER SERVICES & SOFTWARE -- 0.1%
    NCR Corp.*..........................       100        4,700
    Tech Data Corp.*....................       150        5,004
                                                     ----------
                                                          9,704
                                                     ----------

                                           SHARES      VALUE
                                           ------      -----
CONGLOMERATES -- 2.2%
    Minnesota Mining & Manufacturing
      Co. ..............................       105   $   11,981
    National Service Industries,
      Inc. .............................       500       11,285
    Philip Morris Co., Inc.sec..........     2,425      123,068
                                                     ----------
                                                        146,334
                                                     ----------
CONSTRUCTION -- 0.5%
    Centex Corp. .......................       800       32,600
                                                     ----------
CONSUMER PRODUCTS & SERVICES -- 2.7%
    Fortune Brands, Inc. ...............       875       33,565
    Johnson & Johnson Co.sec............     1,080       54,000
    Procter & Gamble Co. ...............       650       41,470
    Snap-On, Inc. ......................       725       17,516
    Whirlpool Corp. ....................       525       32,813
                                                     ----------
                                                        179,364
                                                     ----------
CONTAINERS & PACKAGING -- 0.6%
    Smurfit-Stone Container Corp.*......     2,275       36,855
                                                     ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.9%
    Arrow Electronics, Inc.*............     1,050       25,505
    Avnet, Inc. ........................     1,100       24,662
    Emerson Electric Co.sec.............       100        6,050
    General Electric Co. ...............       175        8,531
    Hubbell, Inc. Cl-B..................       575       16,675
    Rockwell International Corp. .......       725       27,637
    Thomas & Betts Corp. ...............       700       15,449
                                                     ----------
                                                        124,509
                                                     ----------
ENERGY SERVICES -- 0.5%
    Xcel Energy, Inc. ..................     1,200       34,140
                                                     ----------
ENTERTAINMENT & LEISURE -- 0.6%
    Disney, (Walt) Co. .................     1,175       33,945
    Viacom, Inc. Cl-B*..................       150        7,763
                                                     ----------
                                                         41,708
                                                     ----------
FINANCIAL-BANK & TRUST -- 12.1%
    AmSouth Bancorp.....................     2,125       39,291
    Bank of America Corp. ..............     2,275      136,567
    Bank One Corp. .....................     1,650       59,070
    Charter One Financial, Inc. ........     1,050       33,495
    Comerica, Inc. .....................       625       36,000
    First Union Corp.sec................     2,000       69,880
    KeyCorp.............................     1,575       41,029
    Morgan, (J.P.) & Co. Ltd. ..........     1,500       66,900
    National City Corp. ................     1,750       53,865
    Regions Financial Corp. ............     1,025       32,800
    Southtrust Corp.sec.................     1,250       32,500
    SunTrust Banks, Inc.sec.............       650       42,107
    U.S. Bancorp........................     3,300       75,207
    Union Planters Corp. ...............       725       31,610
    UnionBanCal Corp. ..................       900       30,330
    Wachovia Corp. .....................       100        7,115
                                                     ----------
                                                        787,766
                                                     ----------
FINANCIAL SERVICES -- 13.3%
    American Express Co. ...............       575       22,310
    Citigroup, Inc.sec..................     4,450      235,137
    Countrywide Credit Industries,
      Inc. .............................       750       34,410
    Fannie Mae..........................     1,200      102,179

                                       133
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AST SANFORD BERNSTEIN CORE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           ------      -----
    Fleet Financial Group, Inc. ........     1,975   $   77,914
    Freddie Mac.........................       825       57,750
    Golden West Financial Corp.sec......       475       30,514
    Lehman Brothers Holdings,
      Inc.sec...........................       600       46,650
    Merrill Lynch & Co., Inc.sec........     1,075       63,694
    Morgan Stanley Dean Witter &
      Co.sec............................       625       40,144
    Washington Mutual, Inc.sec..........     1,825       68,529
    Wells Fargo & Co. ..................     1,975       91,699
                                                     ----------
                                                        870,930
                                                     ----------
FOOD -- 3.5%
    Archer Daniels Midland Co. .........     2,850       37,050
    ConAgra, Inc. ......................     2,050       40,610
    Heinz, (H.J.) Co.sec................       825       33,734
    Hormel Foods Corp. .................       250        6,085
    IBP, Inc.sec........................     1,250       31,563
    Kellogg Co. ........................     1,025       29,725
    SUPERVALU, Inc. ....................     1,625       28,519
    Tyson Foods, Inc.sec................     2,200       20,262
                                                     ----------
                                                        227,548
                                                     ----------
FURNITURE -- 0.5%
    Leggett & Platt, Inc. ..............     1,625       35,799
                                                     ----------
HEALTHCARE SERVICES -- 0.5%
    Aetna, Inc.*........................     1,275       32,984
                                                     ----------
HOTELS & MOTELS -- 0.0%
    Hilton Hotels Corp. ................       250        2,900
                                                     ----------
INSURANCE -- 5.2%
    Allstate Corp. .....................     1,200       52,788
    American International Group,
      Inc. .............................       650       55,899
    AON Corp. ..........................       900       31,500
    Chubb Corp.sec......................       475       36,779
    CIGNA Corp. ........................       375       35,933
    MetLife, Inc. ......................     1,025       31,755
    Old Republic International Corp. ...       200        5,800
    St. Paul Companies, Inc. ...........       650       32,949
    Torchmark Corp. ....................       925       37,194
    XL Capital Ltd.sec..................       300       24,630
                                                     ----------
                                                        345,227
                                                     ----------
MACHINERY & EQUIPMENT -- 1.3%
    Black & Decker Corp.sec.............       900       35,514
    Briggs & Stratton Corp.sec..........       300       12,630
    Cooper Industries, Inc. ............       750       29,693
    Cummins Engine Co., Inc.sec.........       150        5,805
    Grainger, (W.W.), Inc. .............       125        5,145
                                                     ----------
                                                         88,787
                                                     ----------
MEDICAL SUPPLIES & EQUIPMENT -- 0.6%
    Abbott Laboratories.................       625       30,006
    Bard, (C.R.), Inc. .................       100        5,695
    Becton Dickinson & Co. .............       100        3,579
                                                     ----------
                                                         39,280
                                                     ----------
OIL & GAS -- 10.4%
    Amerada Hess Corp. .................       375       30,300
    Ashland, Inc. ......................       725       29,073
    Chevron Corp.sec....................       850       76,924
    Conoco, Inc. .......................     1,025       28,905

                                           SHARES      VALUE
                                           ------      -----
    Exxon Mobil Corp. ..................     3,400   $  296,989
    Kerr-McGee Corp.sec.................       400       26,508
    Nabors Industries, Inc.*sec.........       625       23,250
    Occidental Petroleum Corp. .........       125        3,324
    Phillips Petroleum Co. .............       775       44,175
    Sunoco, Inc. .......................       825       30,220
    Texaco, Inc. .......................       825       54,945
    Unocal Corp.sec.....................       925       31,589
                                                     ----------
                                                        676,202
                                                     ----------
PAPER & FOREST PRODUCTS -- 3.7%
    Boise Cascade Corp. ................       700       24,619
    Georgia-Pacific Group...............     1,125       38,081
    International Paper Co.sec..........     1,275       45,517
    Louisiana-Pacific Corp. ............     1,350       15,836
    Mead Corp. .........................     1,075       29,176
    Temple-Inland, Inc. ................       625       33,306
    Westvaco Corp. .....................     1,200       29,148
    Willamette Industries, Inc. ........       550       27,225
                                                     ----------
                                                        242,908
                                                     ----------
PHARMACEUTICALS -- 2.8%
    Bristol-Meyers Squibb Co. ..........       375       19,613
    Merck & Co., Inc.sec................     1,375       87,875
    Pfizer, Inc. .......................       600       24,030
    Pharmacia Corp. ....................       750       34,463
    Schering-Plough Corp. ..............       600       21,744
                                                     ----------
                                                        187,725
                                                     ----------
PRINTING & PUBLISHING -- 0.5%
    Donnelley, (R.R.) & Sons Co. .......     1,175       34,898
                                                     ----------
RAILROADS -- 1.9%
    Burlington Northern Santa Fe
      Corp. ............................     1,475       44,501
    Norfolk Southern Corp. .............     1,750       36,225
    Union Pacific Corp.sec..............       775       42,555
                                                     ----------
                                                        123,281
                                                     ----------
RESTAURANTS -- 0.7%
    McDonald's Corp. ...................       400       10,824
    Tricon Global Restaurants,
      Inc.*sec..........................       875       38,413
                                                     ----------
                                                         49,237
                                                     ----------
RETAIL & MERCHANDISING -- 1.7%
    Big Lots, Inc.*.....................       150        2,052
    Federated Department Stores,
      Inc.*sec..........................        75        3,188
    May Department Stores Co. ..........     1,125       38,543
    Sears, Roebuck & Co. ...............     1,025       43,367
    TJX Companies, Inc. ................       875       27,886
                                                     ----------
                                                        115,036
                                                     ----------
TELECOMMUNICATIONS -- 7.3%
    AT&T Corp.sec.......................     2,100       46,200
    AT&T Corp. Liberty Media Group
      Cl-A*sec..........................       925       16,178
    BellSouth Corp. ....................     1,275       51,344
    SBC Communications, Inc. ...........     3,425      137,206
    Verizon Communications, Inc. .......     2,800      149,800
    WorldCom, Inc.*sec..................     5,300       79,288
                                                     ----------
                                                        480,016
                                                     ----------

AST SANFORD BERNSTEIN CORE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           ------      -----
TRANSPORTATION -- 0.5%
    PACCAR, Inc. .......................       600   $   30,852
                                                     ----------
UTILITIES -- 2.8%
    Ameren Corp. .......................       675       28,823
    American Electric Power Co.,
      Inc. .............................       925       42,707
    Cinergy Corp. ......................       900       31,455
    Consolidated Edison, Inc. ..........     1,000       39,800
    FirstEnergy Corp.sec................       100        3,216
    Peoples Energy Corp. ...............        75        3,015
    Potomac Electric Power Co. .........     1,350       28,242
    Southern Co.sec.....................       225        5,231
                                                     ----------
                                                        182,489
                                                     ----------
TOTAL COMMON STOCK
  (Cost $6,009,783).....................              5,952,237
                                                     ----------

                                           SHARES      VALUE
                                           ------      -----

SHORT-TERM INVESTMENTS -- 6.9%
    Temporary Investment Cash Fund......   226,093   $  226,093
    Temporary Investment Fund...........   226,092      226,092
                                                     ----------
    (Cost $452,185).....................                452,185
                                                     ----------
TOTAL INVESTMENTS -- 97.2%
  (Cost $6,461,968).....................              6,404,422
OTHER ASSETS LESS LIABILITIES -- 2.8%...                184,595
                                                     ----------
NET ASSETS -- 100.0%....................             $6,589,017
                                                     ==========

--------------------------------------------------------------------------------

* Non-income producing security.

sec. All or a portion of this security was on loan.

See Notes to Financial Statements.

DEFINITION OF ABBREVIATIONS
--------------------------------------------------------------------------------

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
-----------------------
ADR-American Depositary Receipt
BRB-Brady Bond
CVT-Convertible Security
FRB-Floating Rate Bond (1)
FRN-Floating Rate Note (1)
GDR-Global Depositary Receipt
IO-Interest Only Security
PIK-Payment in Kind Security
REIT-Real Estate Investment Trust
STEP-Stepped Coupon Bond (2)
TBA-To be Announced Security
VR-Variable Rate Bond (1)
ZCB-Zero Coupon Bond (2)
(1)- Rates shown for variable and floating rate securities are the coupon rates as of June 30, 2001.
(2)- Rates shown are the effective yields at purchase date.
COUNTRIES/CURRENCIES:
-----------------------
ATS-Austria/Austrian Schilling
AUD-Australia/Australian Dollar
BEF-Belgium/Belgian Franc
CAD-Canada/Canadian Dollar
CHF-Switzerland/Swiss Franc
DEM-Germany/German Deutschemark
DKK-Denmark/Danish Krone
ESP-Spain/Spanish Peseta
EUR-Europe/Euro Currency
FIM-Finland/Finnish Markka
FRF-France/French Franc
GBP-United Kingdom/British Pound
HKD-Hong Kong/Hong Kong Dollar
IEP-Ireland/Irish Punt
ITL-Italy/Italian Lira
JPY-Japan/Japanese Yen
KOR-Korea/Korean Won
MXP-Mexico/Mexican Peso
MYR-Malaysia/Malaysian Ringgit
NLG-Netherlands/Netherland Guilder
NOK-Norway/Norwegian Krone
NZD-New Zealand/New Zealand Dollar
PLZ-Poland/Polish Zloty
PTE-Portugal-Portuguese Escudo
SEK-Sweden/Swedish Krona
SGD-Singapore/Singapore Dollar
THB-Thailand/Thai Baht

                      (This page intentionally left blank)

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2001 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                    -----------------------------------------------------------------------------
                                                                                      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               AST
                                                         AST            AST                                 NEUBERGER
                                                         AIM         ALLIANCE        AST          AST         BERMAN       AST
                                                    INTERNATIONAL   GROWTH AND      JANCAP       MONEY       MID-CAP       AIM
                                                       EQUITY         INCOME        GROWTH       MARKET       VALUE      BALANCED
                                                    -------------   -----------   ----------   ----------   ----------   --------
ASSETS
   Investments in securities at value(A)..........    $534,549      $1,917,428    $3,189,433   $2,406,023   $1,004,182   $543,952
   Collateral received for securities lent........          --         290,978       448,854           --      105,283     59,135
   Cash...........................................         575               3            --            1            1         --
   Foreign currency at value(B)...................       2,573              --            --           --           --        441
   Unrealized appreciation on foreign currency
     exchange contracts...........................          --              --            --           --           --         --
   Unrealized appreciation on interest rate swap
     agreements...................................          --              --            --           --           --         --
   Receivable for:
     Securities sold..............................       2,143          18,123         8,962           --           --      1,690
     Dividends and interest.......................       1,458           2,097         2,267        4,531        1,110      4,322
     Fund shares sold.............................          --              51        21,696          469        4,014         --
     Futures variation margin.....................          --              --            --           --           --        194
   Other assets...................................          --              --            --           --           --         --
                                                      --------      ----------    ----------   ----------   ----------   --------
       TOTAL ASSETS...............................     541,298       2,228,680     3,671,212    2,411,024    1,114,590    609,734
                                                      --------      ----------    ----------   ----------   ----------   --------
LIABILITIES
   Cash overdraft.................................          --              --            --           --           --        662
   Unrealized depreciation on foreign currency
     exchange contracts...........................          --              --            --           --           --         --
   Written options outstanding, at value..........          --              --            --           --           --         --
   Sale Commitments, at value.....................          --              --            --           --           --         --
   Unrealized depreciation on interest rate swap
     agreements...................................          --              --            --           --           --         --
   Payable upon return of securities lent.........          --         290,978       448,854           --      105,283     59,135
   Payable for:
     Securities purchased.........................         687          32,558            --           --           --      3,288
     Fund shares redeemed.........................          --           3,216            19       72,946           72         --
     Futures variation margin.....................          --              --            --           --           --         --
     Advisory fees................................         222             488         1,221          270          362        175
     Shareholder servicing fees...................           4              22            26           20            8          4
   Accrued expenses and other liabilities.........         268             142           310            5           74         77
                                                      --------      ----------    ----------   ----------   ----------   --------
       TOTAL LIABILITIES..........................       1,181         327,404       450,430       73,241      105,799     63,341
                                                      --------      ----------    ----------   ----------   ----------   --------
NET ASSETS........................................    $540,117      $1,901,276    $3,220,782   $2,337,783   $1,008,791   $546,393
                                                      ========      ==========    ==========   ==========   ==========   ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares
 authorized, $.001
 par value per share).............................    $     32      $       96    $      114   $    2,338   $       64   $     45
Additional paid-in capital........................     616,574       1,739,689     3,123,986    2,335,174      879,663    566,508
Undistributed net investment income (loss)........      (2,329)          5,387         8,190           --        2,192      6,761
Accumulated net realized gain (loss) on
 investments......................................     (70,950)         37,044      (426,699)         271       58,330    (23,531)
Accumulated net unrealized appreciation
 (depreciation) on investments....................      (3,210)        119,060       515,191           --       68,542     (3,390)
                                                      --------      ----------    ----------   ----------   ----------   --------
NET ASSETS........................................    $540,117      $1,901,276    $3,220,782   $2,337,783   $1,008,791   $546,393
                                                      ========      ==========    ==========   ==========   ==========   ========
Shares of common stock outstanding................      32,021          96,033       114,471    2,337,515       63,937     45,303
Net asset value, offering and redemption price per
 share............................................    $  16.87      $    19.80    $    28.14   $     1.00   $    15.78   $  12.06
                                                      ========      ==========    ==========   ==========   ==========   ========
(A) Investments at cost...........................    $537,627      $1,798,368    $2,674,242   $2,406,023   $  935,640   $547,439
                                                      ========      ==========    ==========   ==========   ==========   ========
(B) Foreign currency at cost......................    $  2,601      $       --    $       --   $       --   $       --   $    445
                                                      ========      ==========    ==========   ==========   ==========   ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

 ---------------------------------------------------------------------------------------------------
                                              PORTFOLIO
 ---------------------------------------------------------------------------------------------------
                AST          AST                                     AST          AST         AST
    AST       T. ROWE       PIMCO         AST          AST        AMERICAN      T. ROWE    NEUBERGER
 FEDERATED     PRICE        TOTAL       INVESCO       JANUS        CENTURY       PRICE      BERMAN
   HIGH        ASSET        RETURN       EQUITY     SMALL-CAP   INTERNATIONAL    GLOBAL     MID-CAP
   YIELD     ALLOCATION      BOND        INCOME      GROWTH       GROWTH II       BOND      GROWTH
 ---------   ----------   ----------   ----------   ---------   -------------   --------   ---------
 $ 491,358    $365,702    $1,914,951   $1,146,463   $487,784      $281,377      $101,494   $ 603,792
        --      60,505            --     147,408      88,508            --            --     195,407
         1           4            --          --          --           609         3,065          --
        --          --        10,558          --          --           900           228          --
        --           1           825          --          --            53            --          --
        --          --            --          --          --            --            --          --
     3,416       4,246            --       2,885         919        10,590         2,274       2,223
    11,056       2,327         8,942       5,508          91           987         1,826         212
        --           2            37       7,689           2            --             6       8,152
        --          --           172          --          --            --            --          --
        --          --           535          --          --            --            --          --
 ---------    --------    ----------   ----------   ---------     --------      --------   ---------
   505,831     432,787     1,936,020   1,309,953     577,304       294,516       108,893     809,786
 ---------    --------    ----------   ----------   ---------     --------      --------   ---------
        --          --            50          --          --            --            --          --
        --          --            14          --          --             2           205          --
        --          --           749          --          --            --            --          --
        --          --            --          --          --            --            --          --
        --          --         5,616          --          --            --            --          --
        --      60,505            --     147,408      88,508            --            --     195,407
     5,588       3,836       550,119          --         851         4,798         1,826          57
       128         464         3,379           7       1,070           792            20          23
        --          --         1,490          --          --            --            --          --
       117         101           349         377         193           103            39         228
         4           3            14           9           4             3             1           5
        69          73           120          98          47           151            26          57
 ---------    --------    ----------   ----------   ---------     --------      --------   ---------
     5,906      64,982       561,900     147,899      90,673         5,849         2,117     195,777
 ---------    --------    ----------   ----------   ---------     --------      --------   ---------
 $ 499,925    $367,805    $1,374,120   $1,162,054   $486,631      $288,667      $106,776   $ 614,009
 =========    ========    ==========   ==========   =========     ========      ========   =========
 $      56    $     24    $      122   $      72    $     30      $     39      $     12   $      39
   674,191     334,654     1,346,720   1,066,872     571,324       367,760       116,101     791,825
    29,701       5,146        33,057      12,731      (5,186)       (1,477)        8,655      (8,420)
   (62,885)      8,368        (3,744)    (14,808)   (137,917)      (71,486)      (12,260)   (174,544)
  (141,138)     19,613        (2,035)     97,187      58,380        (6,169)       (5,732)      5,109
 ---------    --------    ----------   ----------   ---------     --------      --------   ---------
 $ 499,925    $367,805    $1,374,120   $1,162,054   $486,631      $288,667      $106,776   $ 614,009
 =========    ========    ==========   ==========   =========     ========      ========   =========
    56,362      24,032       122,017      71,861      29,708        38,715        11,600      38,567
 $    8.87    $  15.30    $    11.26   $   16.17    $  16.38      $   7.46      $   9.20   $   15.92
 =========    ========    ==========   ==========   =========     ========      ========   =========
 $ 632,496    $346,076    $1,909,438   $1,049,276   $429,404      $287,482      $106,971   $ 598,683
 =========    ========    ==========   ==========   =========     ========      ========   =========
 $      --    $     --    $   10,977   $      --    $     --      $    946      $    229   $      --
 =========    ========    ==========   ==========   =========     ========      ========   =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2001 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                              ------------------------------------------------------------------
                                                                                          PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                             AST        AST                               AST
                                                                           T. ROWE     PIMCO                   AST      AMERICAN
                                                                 AST        PRICE     LIMITED       AST       JANUS     CENTURY
                                                              FOUNDERS     NATURAL    MATURITY   ALLIANCE    OVERSEAS   INCOME &
                                                              PASSPORT    RESOURCES     BOND      GROWTH      GROWTH     GROWTH
                                                              ---------   ---------   --------   ---------   --------   --------
ASSETS
   Investments in securities at value(A)....................  $ 187,880   $168,395    $824,867   $ 413,343   $757,579   $434,225
   Collateral received for securities lent..................         --     31,828         --       98,351         --     47,094
   Cash.....................................................      2,133          1         38           --        325        842
   Foreign currency at value(B).............................          1         --        303           --         --         --
   Unrealized appreciation on foreign currency exchange
     contracts..............................................         --         --         --           --     16,044         --
   Unrealized appreciation on interest rate swap
     agreements.............................................         --         --        276           --         --         --
   Receivable for:
     Securities sold........................................     19,939         --     10,786        1,031      3,361      1,071
     Dividends and interest.................................        514        236      1,857          222        895        492
     Fund shares sold.......................................        527          7      9,470        1,638          1          1
     Futures variation margin...............................         --         --         --           --         --         37
   Other assets.............................................         --         --         --           --         --         --
                                                              ---------   --------    --------   ---------   --------   --------
       TOTAL ASSETS.........................................    210,994    200,467    847,597      514,585    778,205    483,762
                                                              ---------   --------    --------   ---------   --------   --------
LIABILITIES
   Cash overdraft...........................................         --         --         --           --         --         --
   Unrealized depreciation on foreign currency exchange
     contracts..............................................         --         --         --           --      3,872         --
   Written options outstanding, at value....................         --         --         --           --         --         --
   Sale Commitments, at value...............................         --         --     10,253           --         --         --
   Unrealized depreciation on interest rate swap
     agreements.............................................         --         --         --           --         --         --
   Payable upon return of securities lent...................         --     31,828         --       98,351         --     47,094
   Payable for:
     Securities purchased...................................     15,924      1,623    313,632        1,709      3,914        341
     Fund shares redeemed...................................          1      1,466        838            5        190        773
     Futures variation margin...............................         --         --         57           --         --         --
     Advisory fees..........................................         98         79        120          157        399        121
     Shareholder servicing fees.............................         68          1          4            4         96         28
   Accrued expenses and other liabilities...................        144         20         66           85        209         46
                                                              ---------   --------    --------   ---------   --------   --------
       TOTAL LIABILITIES....................................     16,235     35,017    324,970      100,311      8,680     48,403
                                                              ---------   --------    --------   ---------   --------   --------
NET ASSETS..................................................  $ 194,759   $165,450    $522,627   $ 414,274   $769,525   $435,359
                                                              =========   ========    ========   =========   ========   ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001
 par value per share).......................................  $      17   $     11    $    48    $      41   $     67   $     35
Additional paid-in capital..................................    336,302    151,613    502,439      566,953    833,896    471,695
Undistributed net investment income (loss)..................       (439)       256     12,709         (475)    (3,383)     1,449
Accumulated net realized gain (loss) on investments.........   (137,129)     3,193        875     (122,758)   (25,445)   (30,038)
Accumulated net unrealized appreciation (depreciation) on
 investments................................................     (3,992)    10,377      6,556      (29,487)   (35,610)    (7,782)
                                                              ---------   --------    --------   ---------   --------   --------
NET ASSETS..................................................  $ 194,759   $165,450    $522,627   $ 414,274   $769,525   $435,359
                                                              =========   ========    ========   =========   ========   ========
Shares of common stock outstanding..........................     16,911     10,850     47,704       40,889     67,128     35,044
Net asset value, offering and redemption price per share....  $   11.52   $  15.25    $ 10.96    $   10.13   $  11.46   $  12.42
                                                              =========   ========    ========   =========   ========   ========
(A) Investments at cost.....................................  $ 191,861   $158,018    $818,527   $ 442,830   $805,321   $441,807
                                                              =========   ========    ========   =========   ========   ========
(B) Foreign currency at cost................................  $       1   $     --    $   304    $      --   $     --   $     --
                                                              =========   ========    ========   =========   ========   ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

 -------------------------------------------------------------------------------------------------
                                             PORTFOLIO
 -------------------------------------------------------------------------------------------------
    AST           AST                                               AST         AST
 AMERICAN      AMERICAN         AST         AST         AST       GOLDMAN     SANFORD       AST
  CENTURY       CENTURY       GABELLI     MARSICO     COHEN &      SACHS     BERNSTEIN    SCUDDER
 STRATEGIC   INTERNATIONAL   SMALL-CAP    CAPITAL      STEERS    SMALL-CAP    MANAGED    SMALL-CAP
 BALANCED       GROWTH         VALUE       GROWTH      REALTY      VALUE     INDEX 500    GROWTH
 ---------   -------------   ---------   ----------   --------   ---------   ---------   ---------
               $323,917      $538,242    $1,444,461   $140,843   $309,148    $685,075    $ 688,106
 $209,327
                     --        46,196       167,433    22,614      27,458      56,811       84,548
   43,914
                    453         2,410            --        --          --          --           --
       83
                     --            --            --        --          --          --           --
       --
                     60            --            --        --          --          --           --
       --
                     --            --            --        --          --          --           --
       --
                 11,958         1,354        19,653       549       3,593          --       25,707
      888
                    707           544           588       708         457         752           40
    1,162
                    905            --             1       823       2,942       1,218       21,161
        1
                     --            --            --        --          --          --           --
        5
                     --            --             6        --          --          --           --
       --
               --------      --------    ----------   --------   --------    --------    ---------
 --------
                338,000       588,746     1,632,142   165,537     343,598     743,856      819,562
  255,380
               --------      --------    ----------   --------   --------    --------    ---------
 --------
                     --            --            --        --         272          --           --
       --
                      3            --            --        --          --          --           --
       --
                     --            --            --        --          --          --           --
       --
                     --            --            --        --          --          --           --
       --
                     --            --            --        --          --          --           --
       --
                     --        46,196       167,433    22,614      27,458      56,811       84,548
   43,914
                  5,550         5,753        31,279     4,293       2,609          --        8,622
      589
                      6            --           336        25           4       1,399            2
      424
                     --            --            --        --          --          --           --
       --
                    136           189           535        62         136          49          283
       71
                     12             4            18         5           3          58            6
        2
                     45            53           103        12          --          86           81
       77
               --------      --------    ----------   --------   --------    --------    ---------
 --------
                  5,752        52,195       199,704    27,011      30,482      58,403       93,542
   45,077
               --------      --------    ----------   --------   --------    --------    ---------
 --------
               $332,248      $536,551    $1,432,438   $138,526   $313,116    $685,453    $ 726,020
 $210,303
               ========      ========    ==========   ========   ========    ========    =========
 ========
               $     25      $     40    $       94   $    13    $     21    $     58    $      85
 $     16
                413,347       504,258     1,428,973   123,653     260,200     734,351      843,761
  213,541
                   (933)        1,644        (4,315)    3,286         298       2,866       (3,042)
    2,225
                (71,418)        6,878      (111,540)    1,176      47,623     (43,537)    (184,316)
   (2,335)
                 (8,773)       23,731       119,226    10,398       4,974      (8,285)      69,532
   (3,144)
               --------      --------    ----------   --------   --------    --------    ---------
 --------
               $332,248      $536,551    $1,432,438   $138,526   $313,116    $685,453    $ 726,020
 $210,303
               ========      ========    ==========   ========   ========    ========    =========
 ========
                 24,534        39,937        93,775    13,386      20,867      58,101       85,017
   16,319
               $  13.54      $  13.44    $    15.28   $ 10.35    $  15.01    $  11.80    $    8.54
 $  12.89
               ========      ========    ==========   ========   ========    ========    =========
 ========
               $332,711      $514,511    $1,325,235   $130,444   $304,173    $693,361    $ 618,574
 $212,411
               ========      ========    ==========   ========   ========    ========    =========
 ========
               $     --      $     --    $       --   $    --    $     --    $     --    $      --
 $     --
               ========      ========    ==========   ========   ========    ========    =========
 ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2001 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                              ----------------------------------------------------------------
                                                                                         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                                AST                        AST           AST           AST
                                                                MFS         AST            MFS          ALGER         JANUS
                                                              GLOBAL        MFS        GROWTH WITH     ALL-CAP       MID-CAP
                                                              EQUITY       GROWTH        INCOME         GROWTH        GROWTH
                                                              -------    ----------    -----------    ----------    ----------
ASSETS
   Investments in securities at value(A)....................  $52,766    $1,277,944     $107,748      $  944,625    $   68,519
   Collateral received for securities lent..................       --       152,680       26,339         180,781        22,610
   Cash.....................................................       --            --           14           1,451            --
   Foreign currency at value(B).............................       --            --           --              --            --
   Unrealized appreciation on foreign currency exchange
     contracts..............................................        2            --           --              --            --
   Unrealized appreciation on interest rate swap
     agreements.............................................       --            --           --              --            --
   Receivable for:
     Securities sold........................................      324        65,010        1,278           1,468           625
     Dividends and interest.................................       61           703           83             187             4
     Fund shares sold.......................................      246            --          231              --            11
     Futures variation margin...............................       --            --           --              --            --
   Other assets.............................................       --            --           --              --            --
                                                              -------    ----------     --------      ----------    ----------
       TOTAL ASSETS.........................................   53,399     1,496,337      135,693       1,128,512        91,769
                                                              -------    ----------     --------      ----------    ----------
LIABILITIES
   Cash overdraft...........................................       48            --           --              --            --
   Unrealized depreciation on foreign currency exchange
     contracts..............................................       17            --           --              --            --
   Written options outstanding, at value....................       --            --           --              --            --
   Sale Commitments, at value...............................       --            --           --              --            --
   Unrealized depreciation on interest rate swap
     agreements.............................................       --            --           --              --            --
   Payable upon return of securities lent...................       --       152,680       26,339         180,781        22,610
   Payable for:
     Securities purchased...................................    2,667       140,378        3,595          10,374             9
     Fund shares redeemed...................................       21           901            1              --           518
     Futures variation margin...............................       --            --           --              --            --
     Advisory fees..........................................       22           369           34             367            34
     Shareholder servicing fees.............................        1            10            1               7            --
   Accrued expenses and other liabilities...................        6            37           21              94            17
                                                              -------    ----------     --------      ----------    ----------
       TOTAL LIABILITIES....................................    2,782       294,375       29,991         191,623        23,188
                                                              -------    ----------     --------      ----------    ----------
NET ASSETS..................................................  $50,617    $1,201,962     $105,702      $  936,889    $   68,581
                                                              =======    ==========     ========      ==========    ==========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001
 par value per share).......................................  $     5    $      130     $     11      $      154    $       14
Additional paid-in capital..................................   54,539     1,378,583      116,018       1,133,766       127,033
Undistributed net investment income (loss)..................       86            61          218          (1,225)         (198)
Accumulated net realized gain (loss) on investments.........   (1,851)     (109,741)      (7,349)       (190,273)      (52,854)
Accumulated net unrealized appreciation (depreciation) on
 investments................................................   (2,162)      (67,071)      (3,196)         (5,533)       (5,414)
                                                              -------    ----------     --------      ----------    ----------
NET ASSETS..................................................  $50,617    $1,201,962     $105,702      $  936,889    $   68,581
                                                              =======    ==========     ========      ==========    ==========
Shares of common stock outstanding..........................    5,330       130,303       11,162         153,960        14,328
Net asset value, offering and redemption price per share....  $  9.50    $     9.22     $   9.47      $     6.09    $     4.79
                                                              =======    ==========     ========      ==========    ==========
(A) Investments at cost.....................................  $54,913    $1,345,034     $110,944      $  950,170    $   73,933
                                                              =======    ==========     ========      ==========    ==========
(B) Foreign currency at cost................................  $    --    $       --     $     --      $       --    $       --
                                                              =======    ==========     ========      ==========    ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

    --------------------------------------------------------------------------------------------------
                                                PORTFOLIO
    --------------------------------------------------------------------------------------------------
       AST         AST         AST                     AST                      AST            AST
    FEDERATED    GABELLI      JANUS       AST      LORD ABBETT     AST       ALLIANCE/       SANFORD
    AGGRESSIVE   ALL-CAP    STRATEGIC   KINETICS      BOND-      SCUDDER     BERNSTEIN      BERNSTEIN
      GROWTH      VALUE       VALUE     INTERNET    DEBENTURE     JAPAN    GROWTH + VALUE   CORE VALUE
    ----------   --------   ---------   --------   -----------   -------   --------------   ----------
                 $115,771                $3,505
     $10,228                 $40,551                 $28,792     $12,451       $2,529         $6,404
                   30,904                   353
          --                  12,964                     587         --           939          1,433
                      299                 3,219
         411                      --                      --          5            --             --
                       --                    --
          --                      --                      --         --            --             --
                       --                    --
          --                      --                      --         --            --             --
                       --                    --
          --                      --                      --         --            --             --
                      579                    --
       1,445                     962                     103         15            --              4
                      151                     5
           1                      11                     606         11             3              9
                       --                   118
          60                      92                      10         --           111            260
                       --                    --
          --                      --                      --         --            --             --
                       --                    --
          --                      --                      --         --            --             --
                 --------                ------
     -------                 -------                 -------     -------       ------         ------
                  147,704                 7,200
      12,145                  54,580                  30,098     12,482         3,582          8,110
                 --------                ------
     -------                 -------                 -------     -------       ------         ------
                       --                    --
          --                      --                      --         --            --             --
                       --                    --
          --                      --                      --         --            --             --
                       --                    --
          --                      --                      --         --            --             --
                       --                    --
          --                      --                      --         --            --             --
                       --                    --
          --                      --                      --         --            --             --
                   30,904                   353
          --                  12,964                     587         --           939          1,433
                    1,315                   270
       1,364                   3,074                     224         29            61             87
                       --                    --
          --                      42                     314      6,481            --             --
                       --                    --
          --                      --                      --         --            --             --
                       45                     2
           4                      18                      --          3             1              1
                        1                    --
          --                      --                      --         --            --             --
                       10                    10
          --                       5                       4          1             5             --
                 --------                ------
     -------                 -------                 -------     -------       ------         ------
                   32,275                   635
       1,368                  16,103                   1,129      6,514         1,006          1,521
                 --------                ------
     -------                 -------                 -------     -------       ------         ------
                 $115,429                $6,565
     $10,777                 $38,477                 $28,969     $5,968        $2,576         $6,589
                 ========                ======
     =======                 =======                 =======     =======       ======         ======
                 $     11                $    1
     $     1                 $     4                 $     3     $    1        $   --         $    1
                  117,120                 6,564
      11,833                  40,355                  29,235      7,158         2,624          6,638
                      567                     1
         (18)                    149                     856        (14)           --              4
                   (1,420)                 (137)
      (1,093)                 (1,748)                    342       (667)           --              4
                     (849)                  136
          54                    (283)                 (1,467)      (510)          (48)           (58)
                 --------                ------
     -------                 -------                 -------     -------       ------         ------
                 $115,429                $6,565
     $10,777                 $38,477                 $28,969     $5,968        $2,576         $6,589
                 ========                ======
     =======                 =======                 =======     =======       ======         ======
                   11,192                   752
       1,310                   3,958                   2,840        848           267            648
                 $  10.31                $ 8.73
     $  8.22                 $  9.72                 $ 10.20     $ 7.04        $ 9.65         $10.17
                 ========                ======
     =======                 =======                 =======     =======       ======         ======
                 $116,621                $3,369
     $10,175                 $40,834                 $30,258     $12,961       $2,577         $6,462
                 ========                ======
     =======                 =======                 =======     =======       ======         ======
                 $     --                $   --
     $    --                 $    --                 $    --     $   --        $   --         $   --
                 ========                ======
     =======                 =======                 =======     =======       ======         ======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                         ------------------------------------------------------------------------
                                                                                        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                AST
                                                              AST            AST                             NEUBERGER
                                                              AIM         ALLIANCE        AST        AST      BERMAN       AST
                                                         INTERNATIONAL   GROWTH AND     JANCAP      MONEY     MID-CAP      AIM
                                                            EQUITY         INCOME       GROWTH     MARKET      VALUE     BALANCED
                                                         -------------   -----------   ---------   -------   ---------   --------
INVESTMENT INCOME
   Interest............................................    $  1,037        $ 1,703     $  20,885   $63,376   $  1,163    $  8,943
   Dividends...........................................       5,369         11,249         7,032        --      5,938       1,347
   Foreign taxes withheld..............................        (507)            --          (517)       --         (5)        (28)
                                                           --------        -------     ---------   -------   --------    --------
       Total Investment Income.........................       5,899         12,952        27,400    63,376      7,096      10,262
                                                           --------        -------     ---------   -------   --------    --------
EXPENSES
   Investment advisory fees............................       2,466          6,497        16,166     5,976      4,260       2,110
   Shareholder servicing fees..........................         183            866         1,796     1,195        474         291
   Administration and accounting fees..................         196            249           460       283        190         170
   Custodian fees......................................          --             81           185       136         64        (255)
   Distribution fees...................................         172            653           215        --        891         109
   Audit and legal fees................................           7             22            46        31         12           7
   Trustees' fees......................................           4             11            23        12          6           4
   Miscellaneous expenses..............................          15             20            36        25         11          16
                                                           --------        -------     ---------   -------   --------    --------
       Total Expenses..................................       3,043          8,399        18,927     7,658      5,908       2,452
       Less: Advisory fee waivers and expense
         reimbursements................................          --           (185)         (650)     (598)        --          --
       Less: Fees paid indirectly......................        (172)          (653)         (215)       --       (891)       (109)
                                                           --------        -------     ---------   -------   --------    --------
       Net Expenses....................................       2,871          7,561        18,062     7,060      5,017       2,343
                                                           --------        -------     ---------   -------   --------    --------
Net Investment Income (Loss)...........................       3,028          5,391         9,338    56,316      2,079       7,919
                                                           --------        -------     ---------   -------   --------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities......................................     (62,597)        45,822      (248,604)      322     65,194      (1,348)
       Foreign currency transactions...................         (90)            --            --        --         --         (16)
       Futures contracts...............................          --             --            --        --         --      (6,025)
       Written options contracts.......................          --             --            --        --         --         171
       Swap agreements.................................          --             --            --        --         --          --
                                                           --------        -------     ---------   -------   --------    --------
   Net realized gain (loss)............................     (62,687)        45,822      (248,604)      322     65,194      (7,218)
                                                           --------        -------     ---------   -------   --------    --------
   Net change in unrealized appreciation (depreciation)
     on:
       Securities......................................     (23,526)        28,310      (617,946)       --    (78,256)    (47,307)
       Futures contracts...............................          --             --            --        --         --       1,518
       Written option contracts........................          --             --            --        --         --          --
       Swap Agreements.................................          --             --            --        --         --          --
       Translation of assets and liabilities
         denominated in foreign currencies.............         (71)            --            --        --         --          20
                                                           --------        -------     ---------   -------   --------    --------
   Net change in unrealized appreciation
     (depreciation)....................................     (23,597)        28,310      (617,946)       --    (78,256)    (45,769)
                                                           --------        -------     ---------   -------   --------    --------
   Net gain (loss) on investments......................     (86,284)        74,132      (866,550)      322    (13,062)    (52,987)
                                                           --------        -------     ---------   -------   --------    --------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations........................................    $(83,256)       $79,523     $(857,212)  $56,638   $(10,983)   $(45,068)
                                                           ========        =======     =========   =======   ========    ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------
                                          PORTFOLIO
---------------------------------------------------------------------------------------------
               AST         AST                                 AST          AST        AST
   AST       T. ROWE      PIMCO      AST         AST        AMERICAN      T. ROWE   NEUBERGER
FEDERATED     PRICE       TOTAL    INVESCO      JANUS        CENTURY       PRICE     BERMAN
  HIGH        ASSET      RETURN     EQUITY    SMALL-CAP   INTERNATIONAL   GLOBAL     MID-CAP
  YIELD     ALLOCATION    BOND      INCOME     GROWTH       GROWTH II      BOND      GROWTH
---------   ----------   -------   --------   ---------   -------------   -------   ---------
$ 31,601     $  5,447    $41,078   $11,701    $    875      $    661      $3,499    $     977
     788        1,815        --      6,417         580         3,190          --          413
      --          (98)       --         --          --          (290)         (7)          --
--------     --------    -------   --------   --------      --------      -------   ---------
  32,389        7,164    41,078     18,118       1,455         3,561       3,492        1,390
--------     --------    -------   --------   --------      --------      -------   ---------
   2,128        1,611     4,284      4,429       2,205         1,635         462        2,749
     284          190       659        590         245           163          58          306
     188          164       226        228         239           171          67          147
      35           47       112         59          42            97        (205)          40
      --           --        --         97          23            --          --          128
       7            5        17         15           6             4           1            8
       4            2         9          8           3             2           1            4
      42           47        32         22           9             7           5            9
--------     --------    -------   --------   --------      --------      -------   ---------
   2,688        2,066     5,339      5,448       2,772         2,079         389        3,391
      --           --       (82)       (47)         --            --          --           --
      --           --        --        (97)        (23)           --          --         (128)
--------     --------    -------   --------   --------      --------      -------   ---------
   2,688        2,066     5,257      5,304       2,749         2,079         389        3,263
--------     --------    -------   --------   --------      --------      -------   ---------
  29,701        5,098    35,821     12,814      (1,294)        1,482       3,103       (1,873)
--------     --------    -------   --------   --------      --------      -------   ---------
 (36,114)       8,825    18,955    (12,812)    (76,061)      (55,272)      1,847     (153,512)
      --          (30)   (1,756)        --          --          (154)     (1,464)          --
      --           --    (6,873)        --          --            --          --           --
      --           --    (1,123)        --          --            --          10           --
      --           --    (4,361)        --          --            --          --           --
--------     --------    -------   --------   --------      --------      -------   ---------
 (36,114)       8,795     4,842    (12,812)    (76,061)      (55,426)        393     (153,512)
--------     --------    -------   --------   --------      --------      -------   ---------
   6,885      (26,385)   (6,044)   (66,664)     51,765       (18,240)     (5,918)      53,284
      --           --     1,609         --          --            --          --           --
      --           --     1,751         --          --            --          --           --
      --           --    (3,241)        --          --            --          --           --
      --           (9)   (1,761)        --          --            10         147           --
--------     --------    -------   --------   --------      --------      -------   ---------
   6,885      (26,394)   (7,686)   (66,664)     51,765       (18,230)     (5,771)      53,284
--------     --------    -------   --------   --------      --------      -------   ---------
 (29,229)     (17,599)   (2,844)   (79,476)    (24,296)      (73,656)     (5,378)    (100,228)
--------     --------    -------   --------   --------      --------      -------   ---------
$    472     $(12,501)   $32,977   $(66,662)  $(25,590)     $(72,174)     $(2,275)  $(102,101)
========     ========    =======   ========   ========      ========      =======   =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                              -----------------------------------------------------------------
                                                                                          PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                                            AST        AST                               AST
                                                                          T. ROWE     PIMCO                   AST      AMERICAN
                                                                AST        PRICE     LIMITED      AST        JANUS     CENTURY
                                                              FOUNDERS    NATURAL    MATURITY   ALLIANCE   OVERSEAS    INCOME &
                                                              PASSPORT   RESOURCES     BOND      GROWTH     GROWTH      GROWTH
                                                              --------   ---------   --------   --------   ---------   --------
INVESTMENT INCOME
   Interest.................................................  $    --     $   264    $15,379    $    295   $   1,933   $    189
   Dividends................................................    1,811       1,347         --       1,539       6,065      3,369
   Foreign taxes withheld...................................     (201)        (31)        --          --        (710)        (7)
                                                              --------    -------    -------    --------   ---------   --------
       Total Investment Income..............................    1,610       1,580     15,379       1,834       7,288      3,551
                                                              --------    -------    -------    --------   ---------   --------
EXPENSES
   Investment advisory fees.................................    1,144         667      1,482       1,913       4,524      1,678
   Shareholder servicing fees...............................      114          74        228         213         452        224
   Administration and accounting fees.......................       96          30        159         140         245        140
   Custodian fees...........................................      316          --         34          28         200         39
   Distribution fees........................................       --           5         --          72          62         --
   Audit and legal fees.....................................        3           2          6           5          11          6
   Trustees' fees...........................................        1           1          3           3           6          3
   Miscellaneous expenses...................................       17           4         14           7          42         11
                                                              --------    -------    -------    --------   ---------   --------
       Total Expenses.......................................    1,691         783      1,926       2,381       5,542      2,101
       Less: Advisory fee waivers and expense
         reimbursements.....................................      129          --         --          --          --         --
       Less: Fees paid indirectly...........................       --          (5)        --         (72)        (62)        --
                                                              --------    -------    -------    --------   ---------   --------
       Net Expenses.........................................    1,820         778      1,926       2,309       5,480      2,101
                                                              --------    -------    -------    --------   ---------   --------
Net Investment Income (Loss)................................     (210)        802     13,453        (475)      1,808      1,450
                                                              --------    -------    -------    --------   ---------   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities...........................................  (46,404)      4,259      6,541     (83,984)    (24,473)   (12,662)
       Foreign currency transactions........................   (6,527)         (3)       (27)         --      14,609         --
       Futures contracts....................................       --          --     (3,512)         --          --     (1,087)
       Written options contracts............................       --          --        (19)         --          --         --
       Swap agreements......................................       --          --         --          --          --         --
                                                              --------    -------    -------    --------   ---------   --------
   Net realized gain (loss).................................  (52,931)      4,256      2,983     (83,984)     (9,864)   (13,749)
                                                              --------    -------    -------    --------   ---------   --------
   Net change in unrealized appreciation (depreciation) on:
       Securities...........................................   (9,951)     (5,351)     2,139      28,244    (161,532)    (9,094)
       Futures contracts....................................       --          --      1,647          --          --        547
       Written option contracts.............................       --          --         --          --          --         --
       Swap Agreements......................................       --          --        324          --          --         --
       Translation of assets and liabilities denominated in
         foreign currencies.................................      (23)          4         99          --       9,174         --
                                                              --------    -------    -------    --------   ---------   --------
   Net change in unrealized appreciation (depreciation).....   (9,974)     (5,347)     4,209      28,244    (152,358)    (8,547)
                                                              --------    -------    -------    --------   ---------   --------
   Net gain (loss) on investments...........................  (62,905)     (1,091)     7,192     (55,740)   (162,222)   (22,296)
                                                              --------    -------    -------    --------   ---------   --------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  $(63,115)   $  (289)   $20,645    $(56,215)  $(160,414)  $(20,846)
                                                              ========    =======    =======    ========   =========   ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------
                                           PORTFOLIO
-----------------------------------------------------------------------------------------------
   AST           AST                                             AST         AST
AMERICAN      AMERICAN         AST         AST        AST      GOLDMAN     SANFORD       AST
 CENTURY       CENTURY       GABELLI     MARSICO    COHEN &     SACHS     BERNSTEIN    SCUDDER
STRATEGIC   INTERNATIONAL   SMALL-CAP    CAPITAL    STEERS    SMALL-CAP    MANAGED    SMALL-CAP
BALANCED       GROWTH         VALUE      GROWTH     REALTY      VALUE     INDEX 500    GROWTH
---------   -------------   ---------   ---------   -------   ---------   ---------   ---------
 $ 2,774      $    866       $ 1,517    $   1,364   $   82    $    585    $    340    $   1,085
     665         3,161         2,025        4,785    3,346       1,228       4,993          622
      (1)         (295)           --           (6)      --          (4)        (11)          --
 -------      --------       -------    ---------   ------    --------    --------    ---------
   3,438         3,732         3,542        6,143    3,428       1,809       5,322        1,707
 -------      --------       -------    ---------   ------    --------    --------    ---------
     879         1,631         1,805        6,853      596       1,304       1,967        3,359
     104           164           200          761       59         137         328          354
     103            71           116          254       37          36         109          204
      26           112            32           95       16          23          10           54
      --            --             6          211       18          --         139          134
       3             4             5           19        2           4           8            9
       1             2             3           10        1           2           4            4
      16            11            10           15        4           5          24           10
 -------      --------       -------    ---------   ------    --------    --------    ---------
   1,132         1,995         2,177        8,218      733       1,511       2,589        4,128
      --            --            --         (133)      --          --           4            8
      --            --            (6)        (211)     (18)         --        (139)        (134)
 -------      --------       -------    ---------   ------    --------    --------    ---------
   1,132         1,995         2,171        7,874      715       1,511       2,454        4,002
 -------      --------       -------    ---------   ------    --------    --------    ---------
   2,306         1,737         1,371       (1,731)   2,713         298       2,868       (2,295)
 -------      --------       -------    ---------   ------    --------    --------    ---------
    (482)      (56,600)        6,859     (112,450)   3,581      47,708     (22,688)    (116,505)
       5          (171)           --          (10)      --          --          --           --
    (392)           --           248           --       --         342          --           --
      --            --            --           --       --          --          --           --
      --            --            --           --       --          --          --           --
 -------      --------       -------    ---------   ------    --------    --------    ---------
    (869)      (56,771)        7,107     (112,460)   3,581      48,050     (22,688)    (116,505)
 -------      --------       -------    ---------   ------    --------    --------    ---------
  (5,773)      (14,254)       27,125     (133,978)    (463)    (33,159)    (14,742)      16,959
      86            --            --           --       --          --          --           --
      --            --            --           --       --          --          --           --
      --            --            --           --       --          --          --           --
      (6)           45            --           --       --          --          --           --
 -------      --------       -------    ---------   ------    --------    --------    ---------
  (5,693)      (14,209)       27,125     (133,978)    (463)    (33,159)    (14,742)      16,959
 -------      --------       -------    ---------   ------    --------    --------    ---------
  (6,562)      (70,980)       34,232     (246,438)   3,118      14,891     (37,430)     (99,546)
 -------      --------       -------    ---------   ------    --------    --------    ---------
 $(4,256)     $(69,243)      $35,603    $(248,169)  $5,831    $ 15,189    $(34,562)   $(101,841)
 =======      ========       =======    =========   ======    ========    ========    =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                              ------------------------------------------------------------
                                                                                       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                                AST                       AST           AST         AST
                                                                MFS         AST           MFS          ALGER       JANUS
                                                              GLOBAL        MFS       GROWTH WITH     ALL-CAP     MID-CAP
                                                              EQUITY      GROWTH        INCOME        GROWTH       GROWTH
                                                              -------    ---------    -----------    ---------    --------
INVESTMENT INCOME
   Interest.................................................  $    74    $   1,915      $   165      $   1,949    $    262
   Dividends................................................      312        3,141          568            934          15
   Foreign taxes withheld...................................      (22)          (4)          (9)            --          --
                                                              -------    ---------      -------      ---------    --------
       Total Investment Income..............................      364        5,052          724          2,883         277
                                                              -------    ---------      -------      ---------    --------
EXPENSES
   Investment advisory fees.................................      188        4,171          418          3,492         382
   Shareholder servicing fees...............................       18          463           46            367          38
   Administration and accounting fees.......................        1          173            3            188          40
   Custodian fees...........................................       33           87           33             35           9
   Distribution fees........................................       --           --           --            396          23
   Audit and legal fees.....................................        1           12            1             10           1
   Trustees' fees...........................................       --            7            1              5          --
   Miscellaneous expenses...................................        6            9            4              6           5
                                                              -------    ---------      -------      ---------    --------
       Total Expenses.......................................      247        4,922          506          4,499         498
       Less: Advisory fee waivers and expense
         reimbursements.....................................       26           20           --              5          --
       Less: Fees paid indirectly...........................       --           --           --           (396)        (23)
                                                              -------    ---------      -------      ---------    --------
       Net Expenses.........................................      273        4,942          506          4,108         475
                                                              -------    ---------      -------      ---------    --------
Net Investment Income (Loss)................................       91          110          218         (1,225)       (198)
                                                              -------    ---------      -------      ---------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities...........................................   (1,377)    (103,078)      (6,091)      (109,363)    (46,180)
       Foreign currency transactions........................      (18)          (3)          --             --          --
       Futures contracts....................................       --           --           --             --          --
       Written options contracts............................       --           --           --             --          --
       Swap agreements......................................       --           --           --             --          --
                                                              -------    ---------      -------      ---------    --------
   Net realized gain (loss).................................   (1,395)    (103,081)      (6,091)      (109,363)    (46,180)
                                                              -------    ---------      -------      ---------    --------
   Net change in unrealized appreciation (depreciation) on:
       Securities...........................................   (1,241)     (66,489)      (3,889)        34,778      15,181
       Futures contracts....................................       --           --           --             --          --
       Written option contracts.............................       --           --           --             --          --
       Swap Agreements......................................       --           --           --             --          --
       Translation of assets and liabilities denominated in
         foreign currencies.................................      (16)          --           --             --          --
                                                              -------    ---------      -------      ---------    --------
   Net change in unrealized appreciation (depreciation).....   (1,257)     (66,489)      (3,889)        34,778      15,181
                                                              -------    ---------      -------      ---------    --------
   Net gain (loss) on investments...........................   (2,652)    (169,570)      (9,980)       (74,585)    (30,999)
                                                              -------    ---------      -------      ---------    --------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  $(2,561)   $(169,460)     $(9,762)     $ (75,810)   $(31,197)
                                                              =======    =========      =======      =========    ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
                                            PORTFOLIO
--------------------------------------------------------------------------------------------------
   AST         AST        AST                     AST                      AST             AST
FEDERATED    GABELLI     JANUS       AST      LORD ABBETT     AST       ALLIANCE/        SANFORD
AGGRESSIVE   ALL-CAP   STRATEGIC   KINETICS      BOND-      SCUDDER     BERNSTEIN       BERNSTEIN
  GROWTH      VALUE      VALUE     INTERNET    DEBENTURE     JAPAN    GROWTH + VALUE   CORE VALUE
----------   -------   ---------   --------   -----------   -------   --------------   -----------
 $    24     $  630     $   184      $ 17       $   943      $  24         $  1           $  2
       3        443         153        --            39         13            2              8
      --         --          (4)       --            --         (2)          --             --
 -------     -------    -------      ----       -------      -----         ----           ----
      27      1,073         333        17           982         35            3             10
 -------     -------    -------      ----       -------      -----         ----           ----
      32        408         145        11            94         28            2              4
       3         43          15         1            12          3           --             --
      15         43          16        15            16         15           --             --
      16          9           7         3             3          5            5              2
      --          8           3        --            --         --           --             --
      --          1          --        --            --         --           --             --
      --          1          --        --            --         --           --             --
       2          1           1         1             2          2            1              1
 -------     -------    -------      ----       -------      -----         ----           ----
      68        514         187        31           127         53            8              7
     (23)        --          --       (15)           --         (4)          (5)            (1)
      --         (8)         (3)       --            --         --           --             --
 -------     -------    -------      ----       -------      -----         ----           ----
      45        506         184        16           127         49            3              6
 -------     -------    -------      ----       -------      -----         ----           ----
     (18)       567         149         1           855        (14)          --              4
 -------     -------    -------      ----       -------      -----         ----           ----
  (1,065)    (1,356)     (1,722)      (81)          342       (483)          --              4
      --         --         (10)       --            --          8           --             --
      --         --          --        --            --         --           --             --
      --         --          --        --            --         --           --             --
      --         --          --        --            --         --           --             --
 -------     -------    -------      ----       -------      -----         ----           ----
  (1,065)    (1,356)     (1,732)      (81)          342       (475)          --              4
 -------     -------    -------      ----       -------      -----         ----           ----
     139       (953)       (244)      265        (1,516)      (178)         (48)           (58)
      --         --          --        --            --         --           --             --
      --         --          --        --            --         --           --             --
      --         --          --        --            --         --           --             --
      --         --          --        --            --         --           --             --
 -------     -------    -------      ----       -------      -----         ----           ----
     139       (953)       (244)      265        (1,516)      (178)         (48)           (58)
 -------     -------    -------      ----       -------      -----         ----           ----
    (926)    (2,309)     (1,976)      184        (1,174)      (653)         (48)           (54)
 -------     -------    -------      ----       -------      -----         ----           ----
 $  (944)    $(1,742)   $(1,827)     $185       $  (319)     $(667)        $(48)          $(50)
 =======     =======    =======      ====       =======      =====         ====           ====

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                       ------------------------------------------------------------------------------------------
                                                                               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                 AST AIM                      AST ALLIANCE
                                           INTERNATIONAL EQUITY            GROWTH AND INCOME              AST JANCAP GROWTH
                                       ----------------------------   ----------------------------   ----------------------------
                                        SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                           ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                       JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,
                                        (UNAUDITED)        2000        (UNAUDITED)        2000        (UNAUDITED)        2000
                                       -------------   ------------   -------------   ------------   -------------   ------------
FROM OPERATIONS
   Net investment income (loss)......    $   3,028      $   4,585      $    5,391      $   14,506     $     9,338    $    (7,579)
   Net realized gain (loss) on
     investments.....................      (62,687)        49,794          45,822         182,616        (248,604)      (159,191)
   Net change in unrealized
     appreciation (depreciation) on
     investments.....................      (23,597)      (266,258)         28,310        (118,117)       (617,946)    (1,785,203)
                                         ---------      ---------      ----------      ----------     -----------    -----------
     Net Increase (Decrease) in Net
       Assets from Operations........      (83,256)      (211,879)         79,523          79,005        (857,212)    (1,951,973)
                                         ---------      ---------      ----------      ----------     -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
   Dividends to shareholders from net
     investment income...............         (981)        (1,501)        (14,510)        (14,653)             --         (7,572)
   Distributions to shareholders from
     capital gains...................      (64,790)       (96,849)       (190,922)       (169,612)             --       (492,826)
                                         ---------      ---------      ----------      ----------     -----------    -----------
     Total Dividends and
       Distributions to
       Shareholders..................      (65,771)       (98,350)       (205,432)       (184,265)             --       (500,398)
                                         ---------      ---------      ----------      ----------     -----------    -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold.........      547,017        789,190         396,238         409,361         705,712      2,058,451
   Net asset value of shares issued
     in reinvestment of dividends and
     distributions...................       65,771         98,350         205,432         184,265              --        500,398
   Net asset value of shares issued
     in merger on February 16,
     2001............................           --             --              --              --              --             --
   Cost of shares redeemed...........     (560,775)      (710,692)       (170,240)       (390,917)       (890,128)    (1,767,846)
                                         ---------      ---------      ----------      ----------     -----------    -----------
   Increase (Decrease) in Net Assets
     from Capital Share
     Transactions....................       52,013        176,848         431,430         202,709        (184,416)       791,003
                                         ---------      ---------      ----------      ----------     -----------    -----------
     Total Increase (Decrease) in Net
       Assets........................      (97,014)      (133,381)        305,521          97,449      (1,041,628)    (1,661,368)
NET ASSETS
   Beginning of Period...............      637,131        770,512       1,595,755       1,498,306       4,262,410      5,923,778
                                         ---------      ---------      ----------      ----------     -----------    -----------
   End of Period.....................    $ 540,117      $ 637,131      $1,901,276      $1,595,755     $ 3,220,782    $ 4,262,410
                                         =========      =========      ==========      ==========     ===========    ===========
SHARES ISSUED AND REDEEMED
   Shares sold.......................       29,479         30,500          19,205          19,888          22,510         42,407
   Shares issued in reinvestment of
     dividends and distributions.....        3,728          3,216          10,705          10,214              --          9,573
   Shares issued in merger on
     February 16, 2001...............           --             --              --              --              --             --
   Shares redeemed...................      (30,101)       (27,311)         (8,517)        (19,212)        (29,543)       (37,768)
                                         ---------      ---------      ----------      ----------     -----------    -----------
     Net Increase (Decrease) in
       Shares Outstanding............        3,106          6,405          21,393          10,890          (7,033)        14,212
                                         =========      =========      ==========      ==========     ===========    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
                                                          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                       AST NEUBERGER BERMAN                                             AST FEDERATED
        AST MONEY MARKET                  MID-CAP VALUE                 AST AIM BALANCED                  HIGH YIELD
--------------------------------   ----------------------------   ----------------------------   ----------------------------
     SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
    JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,
     (UNAUDITED)        2000        (UNAUDITED)        2000        (UNAUDITED)        2000        (UNAUDITED)        2000
    -------------   ------------   -------------   ------------   -------------   ------------   -------------   ------------
     $    56,316    $   120,082     $    2,079      $   1,372       $   7,919       $ 15,909       $  29,701      $  57,694
             322            (51)        65,194         50,595          (7,218)       (17,337)        (36,114)       (19,632)
              --             --        (78,256)       136,627         (45,769)       (29,505)          6,885        (90,635)
     -----------    ------------    ----------      ---------       ---------       --------       ---------      ---------
          56,638        120,031        (10,983)       188,594         (45,068)       (30,933)            472        (52,573)
     -----------    ------------    ----------      ---------       ---------       --------       ---------      ---------
         (56,316)      (120,082)        (1,340)        (2,176)        (14,627)       (10,797)        (57,695)       (57,675)
              --             (8)       (52,210)        (2,619)             --        (36,372)             --             --
     -----------    ------------    ----------      ---------       ---------       --------       ---------      ---------
         (56,316)      (120,090)       (53,550)        (4,795)        (14,627)       (47,169)        (57,695)       (57,675)
     -----------    ------------    ----------      ---------       ---------       --------       ---------      ---------
       5,365,000     11,464,901        257,803        434,226         103,533        231,937         274,834        262,196
          67,730        116,825         53,550          4,795          14,627         47,169          57,696         57,675
              --             --             --             --              --             --              --             --
      (5,339,462)   (11,746,631)      (216,678)      (308,554)       (134,713)       (77,934)       (273,264)      (335,529)
     -----------    ------------    ----------      ---------       ---------       --------       ---------      ---------
          93,268       (164,905)        94,675        130,467         (16,553)       201,172          59,266        (15,658)
     -----------    ------------    ----------      ---------       ---------       --------       ---------      ---------
          93,590       (164,964)        30,142        314,266         (76,248)       123,070           2,043       (125,906)
       2,244,193      2,409,157        978,649        664,383         622,641        499,571         497,882        623,788
     -----------    ------------    ----------      ---------       ---------       --------       ---------      ---------
     $ 2,337,783    $ 2,244,193     $1,008,791      $ 978,649       $ 546,393       $622,641       $ 499,925      $ 497,882
     ===========    ============    ==========      =========       =========       ========       =========      =========
       5,365,000     11,464,901         16,401         29,230           7,948         16,220          27,949         25,188
          67,730        116,825          3,507            379           1,159          3,271           6,099          5,416
              --             --             --             --              --             --              --             --
      (5,339,458)   (11,746,631)       (14,049)       (21,411)        (10,618)        (5,458)        (28,945)       (31,664)
     -----------    ------------    ----------      ---------       ---------       --------       ---------      ---------
          93,272       (164,905)         5,859          8,198          (1,511)        14,033           5,103         (1,060)
     ===========    ============    ==========      =========       =========       ========       =========      =========

---  ----------------------------
              PORTFOLIO
---  ----------------------------
          AST T. ROWE PRICE
           ASSET ALLOCATION
---  ----------------------------
      SIX MONTHS
         ENDED        YEAR ENDED
     JUNE 30, 2001   DECEMBER 31,
      (UNAUDITED)        2000
     -------------   ------------
       $  5,098       $  11,161
          8,795          37,387
        (26,394)        (51,197)
       --------       ---------
        (12,501)         (2,649)
       --------       ---------
        (11,194)        (10,446)
        (37,656)         (4,195)
       --------       ---------
        (48,850)        (14,641)
       --------       ---------
         28,015          51,936
         48,850          14,641
             --              --
        (43,084)       (101,454)
       --------       ---------
         33,781         (34,877)
       --------       ---------
        (27,570)        (52,167)
        395,375         447,542
       --------       ---------
       $367,805       $ 395,375
       ========       =========
          1,627           2,803
          3,141             831
             --              --
         (2,556)         (5,550)
       --------       ---------
          2,212          (1,916)
       ========       =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                       ------------------------------------------------------------------------------------------
                                                                               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                AST PIMCO                     AST INVESCO                     AST JANUS
                                            TOTAL RETURN BOND                EQUITY INCOME                 SMALL-CAP GROWTH
                                       ----------------------------   ----------------------------   ----------------------------
                                        SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                           ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                       JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,
                                        (UNAUDITED)        2000        (UNAUDITED)        2000        (UNAUDITED)        2000
                                       -------------   ------------   -------------   ------------   -------------   ------------
FROM OPERATIONS
   Net investment income (loss)......   $   35,821      $   68,816     $   12,814      $   25,522     $   (1,294)     $   (5,880)
   Net realized gain (loss) on
     investments.....................        4,842          16,947        (12,812)          9,540        (76,061)         20,779
   Net change in unrealized
     appreciation (depreciation) on
     investments.....................       (7,686)         39,649        (66,664)         16,184         51,765        (608,258)
                                        ----------      ----------     ----------      ----------     ----------      ----------
     Net Increase (Decrease) in Net
       Assets from Operations........       32,977         125,412        (66,662)         51,246        (25,590)       (593,359)
                                        ----------      ----------     ----------      ----------     ----------      ----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
   Dividends to shareholders from net
     investment income...............      (69,226)        (54,224)       (25,524)        (20,214)            --              --
   Distributions to shareholders from
     capital gains...................           --              --        (11,529)        (78,949)       (85,078)       (136,801)
                                        ----------      ----------     ----------      ----------     ----------      ----------
     Total Dividends and
       Distributions to
       Shareholders..................      (69,226)        (54,224)       (37,053)        (99,163)       (85,078)       (136,801)
                                        ----------      ----------     ----------      ----------     ----------      ----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold.........      465,450         491,035        221,615         359,650          8,804         152,367
   Net asset value of shares issued
     in reinvestment of dividends and
     distributions...................       69,226          54,224         37,053          99,163         85,078         136,800
   Net asset value of shares issued
     in merger on February 16,
     2001............................           --              --             --              --             --              --
   Cost of shares redeemed...........     (382,525)       (363,992)      (165,969)       (285,890)       (88,621)       (410,180)
                                        ----------      ----------     ----------      ----------     ----------      ----------
   Increase (Decrease) in Net Assets
     from Capital Share
     Transactions....................      152,151         181,267         92,699         172,923          5,261        (121,013)
                                        ----------      ----------     ----------      ----------     ----------      ----------
     Total Increase (Decrease) in Net
       Assets........................      115,902         252,455        (11,016)        125,006       (105,407)       (851,173)
NET ASSETS
   Beginning of Period...............    1,258,218       1,005,763      1,173,070       1,048,064        592,038       1,443,211
                                        ----------      ----------     ----------      ----------     ----------      ----------
   End of Period.....................   $1,374,120      $1,258,218     $1,162,054      $1,173,070     $  486,631      $  592,038
                                        ==========      ==========     ==========      ==========     ==========      ==========
SHARES ISSUED AND REDEEMED
   Shares sold.......................       40,813          44,961         13,006          20,761            602           3,877
   Shares issued in reinvestment of
     dividends and distributions.....        6,209           5,154          2,227           6,225          5,409           3,008
   Shares issued in merger on
     February 16, 2001...............           --              --             --              --             --              --
   Shares redeemed...................      (33,459)        (33,205)       (10,063)        (16,481)        (5,465)        (11,593)
                                        ----------      ----------     ----------      ----------     ----------      ----------
     Net Increase (Decrease) in
       Shares Outstanding............       13,563          16,910          5,170          10,505            546          (4,708)
                                        ==========      ==========     ==========      ==========     ==========      ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
                                                          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
      AST AMERICAN CENTURY              AST T. ROWE PRICE             AST NEUBERGER BERMAN
    INTERNATIONAL GROWTH II                GLOBAL BOND                   MID-CAP GROWTH             AST FOUNDERS PASSPORT
--------------------------------   ----------------------------   ----------------------------   ----------------------------
     SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
    JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,
     (UNAUDITED)        2000        (UNAUDITED)        2000        (UNAUDITED)        2000        (UNAUDITED)        2000
    -------------   ------------   -------------   ------------   -------------   ------------   -------------   ------------
          1,482      $    (291)      $  3,103        $  5,676       $  (1,873)     $   (3,985)     $    (210)     $  (1,482)
      $
        (55,426)        71,128            393         (15,429)       (153,512)         76,179        (52,931)       (86,519)
        (18,230)      (153,878)        (5,771)          8,606          53,284        (199,118)        (9,974)       (53,795)
      ---------      ---------       --------        --------       ---------      ----------      ---------      ---------
        (72,174)       (83,041)        (2,275)         (1,147)       (102,101)       (126,834)       (63,115)      (141,796)
      ---------      ---------       --------        --------       ---------      ----------      ---------      ---------
         (2,229)        (1,024)            --          (2,181)             --              --             --             --
        (85,367)       (49,071)            --              --         (96,162)        (13,634)            --        (57,251)
      ---------      ---------       --------        --------       ---------      ----------      ---------      ---------
        (87,596)       (50,095)            --          (2,181)        (96,162)        (13,634)            --        (57,251)
      ---------      ---------       --------        --------       ---------      ----------      ---------      ---------
         76,644        253,144         13,962          26,678         495,679       1,410,804        125,449        715,188
         87,596         50,095             --           2,181          96,162          13,634             --         57,251
             --             --             --              --              --              --             --             --
       (104,199)      (298,531)       (27,111)        (41,475)       (498,974)       (958,890)      (143,612)      (514,752)
      ---------      ---------       --------        --------       ---------      ----------      ---------      ---------
         60,041          4,708        (13,149)        (12,616)         92,867         465,548        (18,163)       257,687
      ---------      ---------       --------        --------       ---------      ----------      ---------      ---------
        (99,729)      (128,428)       (15,424)        (15,944)       (105,396)        325,080        (81,278)        58,640
        388,396        516,824        122,200         138,144         719,405         394,325        276,037        217,397
      ---------      ---------       --------        --------       ---------      ----------      ---------      ---------
      $ 288,667      $ 388,396       $106,776        $122,200       $ 614,009      $  719,405      $ 194,759      $ 276,037
      =========      =========       ========        ========       =========      ==========      =========      =========
          8,292         18,138          1,481           2,933          29,816          54,432          9,142         33,312
         10,503          3,309             --             237           5,838             468             --          1,921
             --             --             --              --              --              --             --             --
        (11,388)       (21,137)        (2,883)         (4,562)        (30,347)        (38,048)       (10,750)       (25,541)
      ---------      ---------       --------        --------       ---------      ----------      ---------      ---------
          7,407            310         (1,402)         (1,392)          5,307          16,852         (1,608)         9,692
      =========      =========       ========        ========       =========      ==========      =========      =========

---  ----------------------------
              PORTFOLIO
---  ----------------------------
          AST T. ROWE PRICE
          NATURAL RESOURCES
---  ----------------------------
      SIX MONTHS
         ENDED        YEAR ENDED
     JUNE 30, 2001   DECEMBER 31,
      (UNAUDITED)        2000
     -------------   ------------
       $    802       $   1,306
          4,256          10,486
         (5,347)         13,384
       --------       ---------
           (289)         25,176
       --------       ---------
         (1,654)           (946)
        (10,373)             --
       --------       ---------
        (12,027)           (946)
       --------       ---------
         69,046         117,375
         12,027             946
             --              --
        (37,951)       (110,132)
       --------       ---------
         43,122           8,189
       --------       ---------
         30,806          32,419
        134,644         102,225
       --------       ---------
       $165,450       $ 134,644
       ========       =========
          4,325           8,247
            797              78
             --              --
         (2,430)         (7,935)
       --------       ---------
          2,692             390
       ========       =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                    ---------------------------------------------------------------------------------------------
                                                                              PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                              AST PIMCO                                                       AST JANUS
                                        LIMITED MATURITY BOND            AST ALLIANCE GROWTH               OVERSEAS GROWTH
                                    -----------------------------   -----------------------------   -----------------------------
                                      SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                    JUNE 30, 2001    DECEMBER 31,   JUNE 30, 2001    DECEMBER 31,   JUNE 30, 2001    DECEMBER 31,
                                     (UNAUDITED)         2000        (UNAUDITED)         2000        (UNAUDITED)         2000
                                    --------------   ------------   --------------   ------------   --------------   ------------
FROM OPERATIONS
   Net investment income (loss)...    $  13,453       $  23,990       $    (475)      $  (2,102)      $    1,808     $      (247)
   Net realized gain (loss) on
     investments..................        2,983            (383)        (83,984)         65,816           (9,864)        265,161
   Net change in unrealized
     appreciation (depreciation)
     on investments...............        4,209           7,545          28,244        (153,701)        (152,358)       (602,604)
                                      ---------       ---------       ---------       ---------       ----------     -----------
     Net Increase (Decrease) in
       Net Assets from
       Operations.................       20,645          31,152         (56,215)        (89,987)        (160,414)       (337,690)
                                      ---------       ---------       ---------       ---------       ----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
   Dividends to shareholders from
     net investment income........      (23,913)        (21,367)             --              --          (45,834)         (9,620)
   Distributions to shareholders
     from capital gains...........           --              --        (101,065)        (30,894)        (218,867)        (13,477)
                                      ---------       ---------       ---------       ---------       ----------     -----------
     Total Dividends and
       Distributions to
       Shareholders...............      (23,913)        (21,367)       (101,065)        (30,894)        (264,701)        (23,097)
                                      ---------       ---------       ---------       ---------       ----------     -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold......      280,779         182,266         145,679         337,191          250,599       1,069,837
   Net asset value of shares
     issued in reinvestment of
     dividends and
     distributions................       23,913          21,367         101,065          30,894          264,701          23,097
   Net asset value of shares
     issued in merger on February
     16, 2001.....................           --              --              --              --               --              --
   Cost of shares redeemed........     (196,639)       (202,180)       (142,552)       (144,296)        (414,679)     (1,189,173)
                                      ---------       ---------       ---------       ---------       ----------     -----------
   Increase (Decrease) in Net
     Assets from Capital Share
     Transactions.................      108,053           1,453         104,192         223,789          100,621         (96,239)
                                      ---------       ---------       ---------       ---------       ----------     -----------
     Total Increase (Decrease) in
       Net Assets.................      104,785          11,238         (53,088)        102,908         (324,494)       (457,026)
NET ASSETS
   Beginning of Period............      417,842         406,604         467,362         364,454        1,094,019       1,551,045
                                      ---------       ---------       ---------       ---------       ----------     -----------
   End of Period..................    $ 522,627       $ 417,842       $ 414,274       $ 467,362       $  769,525     $ 1,094,019
                                      =========       =========       =========       =========       ==========     ===========
SHARES ISSUED AND REDEEMED
   Shares sold....................       25,740          17,039          12,359          17,939           17,365          44,133
   Shares issued in reinvestment
     of dividends and
     distributions................        2,245           2,074           9,498           1,561           21,193             801
   Shares issued in merger on
     February 16, 2001............           --              --              --              --               --              --
   Shares redeemed................      (18,012)        (18,900)        (11,823)         (7,875)         (29,863)        (48,297)
                                      ---------       ---------       ---------       ---------       ----------     -----------
     Net Increase (Decrease) in
       Shares Outstanding.........        9,973             213          10,034          11,625            8,695          (3,363)
                                      =========       =========       =========       =========       ==========     ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                            PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
      AST AMERICAN CENTURY              AST AMERICAN CENTURY            AST AMERICAN CENTURY                 AST GABELLI
         INCOME & GROWTH                 STRATEGIC BALANCED             INTERNATIONAL GROWTH               SMALL-CAP VALUE
---------------------------------   -----------------------------   -----------------------------   -----------------------------
      SIX MONTHS                      SIX MONTHS                      SIX MONTHS                      SIX MONTHS
        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
    JUNE 30, 2001    DECEMBER 31,   JUNE 30, 2001    DECEMBER 31,   JUNE 30, 2001    DECEMBER 31,   JUNE 30, 2001    DECEMBER 31,
     (UNAUDITED)         2000        (UNAUDITED)         2000        (UNAUDITED)         2000        (UNAUDITED)         2000
    --------------   ------------   --------------   ------------   --------------   ------------   --------------   ------------
          1,450        $  3,144        $  2,306        $  5,165       $   1,737       $     (94)      $   1,371       $   2,548
       $
        (13,749)        (14,120)           (869)          2,543         (56,771)          9,231           7,107          21,328
         (8,547)        (42,563)         (5,693)        (14,733)        (14,209)        (56,723)         27,125          34,139
       --------        --------        --------        --------       ---------       ---------       ---------       ---------
        (20,846)        (53,539)         (4,256)         (7,025)        (69,243)        (47,586)         35,603          58,015
       --------        --------        --------        --------       ---------       ---------       ---------       ---------
         (3,138)         (2,121)         (3,909)         (3,230)         (1,562)             --          (2,130)         (1,649)
             --         (22,771)         (5,039)        (12,672)        (23,834)         (6,118)        (21,756)        (14,365)
       --------        --------        --------        --------       ---------       ---------       ---------       ---------
         (3,138)        (24,892)         (8,948)        (15,902)        (25,396)         (6,118)        (23,886)        (16,014)
       --------        --------        --------        --------       ---------       ---------       ---------       ---------
         47,787         273,495          22,652          38,040         377,363         580,172         273,276         209,472
          3,138          24,892           8,948          15,902          25,396           6,118          23,886          16,014
             --              --              --              --              --              --              --              --
        (79,462)        (92,706)        (25,576)        (30,280)       (308,376)       (354,308)       (105,914)       (195,394)
       --------        --------        --------        --------       ---------       ---------       ---------       ---------
        (28,537)        205,681           6,024          23,662          94,383         231,982         191,248          30,092
       --------        --------        --------        --------       ---------       ---------       ---------       ---------
        (52,521)        127,250          (7,180)            735            (256)        178,278         202,965          72,093
        487,880         360,630         217,483         216,748         332,504         154,226         333,586         261,493
       --------        --------        --------        --------       ---------       ---------       ---------       ---------
       $435,359        $487,880        $210,303        $217,483       $ 332,248       $ 332,504       $ 536,551       $ 333,586
       ========        ========        ========        ========       =========       =========       =========       =========
          3,754          19,207           1,724           2,673          24,460          29,277          20,699          17,815
            250           1,883             692           1,176           1,679             260           1,888           1,497
             --              --              --              --              --              --              --              --
         (6,432)         (6,663)         (1,968)         (2,144)        (19,916)        (18,110)         (8,276)        (16,636)
       --------        --------        --------        --------       ---------       ---------       ---------       ---------
         (2,428)         14,427             448           1,705           6,223          11,427          14,311           2,676
       ========        ========        ========        ========       =========       =========       =========       =========

---  -----------------------------
               PORTFOLIO
---  -----------------------------
              AST MARSICO
            CAPITAL GROWTH
---  -----------------------------
       SIX MONTHS
         ENDED         YEAR ENDED
     JUNE 30, 2001    DECEMBER 31,
      (UNAUDITED)         2000
     --------------   ------------
       $   (1,731)     $   (1,607)
         (112,460)         32,307
         (133,978)       (312,436)
       ----------      ----------
         (248,169)       (281,736)
       ----------      ----------
               --              --
          (32,835)        (45,101)
       ----------      ----------
          (32,835)        (45,101)
       ----------      ----------
          387,239         834,959
           32,835          45,101
               --              --
         (477,481)       (506,110)
       ----------      ----------
          (57,407)        373,950
       ----------      ----------
         (338,411)         47,113
        1,770,849       1,723,736
       ----------      ----------
       $1,432,438      $1,770,849
       ==========      ==========
           23,494          41,792
            2,031           2,168
               --              --
          (29,589)        (25,796)
       ----------      ----------
           (4,064)         18,164
       ==========      ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                       ------------------------------------------------------------------------------------------
                                                                               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                           AST GOLDMAN SACHS            AST SANFORD BERNSTEIN
                                        AST COHEN & STEERS REALTY           SMALL-CAP VALUE               MANAGED INDEX 500
                                       ----------------------------   ----------------------------   ----------------------------
                                        SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                           ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                       JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,
                                        (UNAUDITED)        2000        (UNAUDITED)        2000        (UNAUDITED)        2000
                                       -------------   ------------   -------------   ------------   -------------   ------------
FROM OPERATIONS
   Net investment income (loss)......    $  2,713       $   4,865       $    298        $   (159)      $   2,868      $   6,005
   Net realized gain (loss) on
     investments.....................       3,581             285         48,050          10,055         (22,688)        (6,832)
   Net change in unrealized
     appreciation (depreciation) on
     investments.....................        (463)         15,639        (33,159)         31,979         (14,742)       (69,400)
                                         --------       ---------       --------        --------       ---------      ---------
   Net Increase (Decrease) in Net
     Assets from Operations..........       5,831          20,789         15,189          41,875         (34,562)       (70,227)
                                         --------       ---------       --------        --------       ---------      ---------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
   Dividends to shareholders from net
     investment income...............      (4,009)         (2,005)            --              --          (6,007)        (3,516)
   Distributions to shareholders from
     capital gains...................          --              --         (7,792)             --          (7,295)       (41,829)
                                         --------       ---------       --------        --------       ---------      ---------
     Total Dividends and
       Distributions to
       Shareholders..................      (4,009)         (2,005)        (7,792)             --         (13,302)       (45,345)
                                         --------       ---------       --------        --------       ---------      ---------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold.........      45,902         156,054        149,568         160,131         227,714        540,457
   Net asset value of shares issued
     in reinvestment of dividends and
     distributions...................       4,009           2,005          7,792              --          13,302         45,345
   Net asset value of shares issued
     in merger on February 16,
     2001............................          --              --             --              --              --
   Cost of shares redeemed...........     (45,693)       (101,054)       (79,400)        (48,439)       (212,596)      (398,900)
                                         --------       ---------       --------        --------       ---------      ---------
   Increase (Decrease) in Net Assets
     from Capital Share
     Transactions....................       4,218          57,005         77,960         111,692          28,420        186,902
                                         --------       ---------       --------        --------       ---------      ---------
     Total Increase (Decrease) in Net
       Assets........................       6,040          75,789         85,357         153,567         (19,444)        71,330
NET ASSETS
   Beginning of Period...............     132,486          56,697        227,759          74,192         704,897        633,567
                                         --------       ---------       --------        --------       ---------      ---------
   End of Period.....................    $138,526       $ 132,486       $313,116        $227,759       $ 685,453      $ 704,897
                                         ========       =========       ========        ========       =========      =========
SHARES ISSUED AND REDEEMED
   Shares sold.......................       4,626          17,041         10,176          12,855          18,967         39,173
   Shares issued in reinvestment of
     dividends and distributions.....         425             257            529              --           1,120          3,532
   Shares issued in merger on
     February 16, 2001...............          --              --             --              --              --             --
   Shares redeemed...................      (4,684)        (11,062)        (5,490)         (4,027)        (17,808)       (29,241)
                                         --------       ---------       --------        --------       ---------      ---------
     Net Increase (Decrease) in
       Shares Outstanding............         367           6,236          5,215           8,828           2,279         13,464
                                         ========       =========       ========        ========       =========      =========

--------------------------------------------------------------------------------

(1) Merged with AST Alger Growth Portfolio on February 16, 2001.

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
                                                        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
        AST SCUDDER                                                                                     AST MFS
      SMALL-CAP GROWTH            AST MFS GLOBAL EQUITY              AST MFS GROWTH                GROWTH WITH INCOME
----------------------------   ----------------------------   -----------------------------   ----------------------------
 SIX MONTHS                     SIX MONTHS                      SIX MONTHS                     SIX MONTHS
    ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED         YEAR ENDED        ENDED        YEAR ENDED
JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001    DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,
 (UNAUDITED)        2000        (UNAUDITED)        2000       (UNAUDITED)(1)       2000        (UNAUDITED)        2000
-------------   ------------   -------------   ------------   --------------   ------------   -------------   ------------
     (2,295)
  $              $  (6,376)      $     91        $     12       $      110       $    32        $    218        $   125
   (116,505)        56,262         (1,395)           (469)        (103,081)       (6,512)         (6,091)        (1,255)
     16,959       (283,328)        (1,257)         (1,010)         (66,489)         (952)         (3,889)           419
  ---------      ---------       --------        --------       ----------       -------        --------        -------
   (101,841)      (233,442)        (2,561)         (1,467)        (169,460)       (7,432)         (9,762)          (711)
  ---------      ---------       --------        --------       ----------       -------        --------        -------
         --             --             --              (6)             (26)           (3)           (124)           (12)
   (118,375)       (49,192)            --              (2)              --            --              --             --
  ---------      ---------       --------        --------       ----------       -------        --------        -------
   (118,375)       (49,192)            --              (8)             (26)           (3)           (124)           (12)
  ---------      ---------       --------        --------       ----------       -------        --------        -------
    599,293        819,996         41,934          47,688          156,915        89,765          55,259         78,348
    118,375         49,192             --               8               38             3             124             12
         --             --             --              --        1,321,985            --              --             --
   (563,271)      (636,699)       (18,270)        (17,998)        (189,541)       (5,150)        (17,413)        (8,776)
  ---------      ---------       --------        --------       ----------       -------        --------        -------
    154,397        232,489         23,664          29,698        1,289,397        84,618          37,970         69,584
  ---------      ---------       --------        --------       ----------       -------        --------        -------
    (65,819)       (50,145)        21,103          28,223        1,119,911        77,183          28,084         68,861
    791,839        841,984         29,514           1,291           82,051         4,868          77,618          8,757
  ---------      ---------       --------        --------       ----------       -------        --------        -------
  $ 726,020      $ 791,839       $ 50,617        $ 29,514       $1,201,962       $82,051        $105,702        $77,618
  =========      =========       ========        ========       ==========       =======        ========        =======
     67,305         95,259          4,295           4,457           10,552         7,794           5,562          7,380
     13,529             --             --               1                1            --              12              1
         --             --             --              --          132,412            --              --             --
    (63,404)       (41,240)        (1,849)         (1,690)         (20,431)         (457)         (1,780)          (846)
  ---------      ---------       --------        --------       ----------       -------        --------        -------
     17,430         54,019          2,446           2,768          122,534         7,337           3,794          6,535
  =========      =========       ========        ========       ==========       =======        ========        =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                         ---------------------------------------------------------------------------------------
                                                                                PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                   AST ALGER                     AST JANUS                  AST FEDERATED
                                                ALL-CAP GROWTH                 MID-CAP GROWTH             AGGRESSIVE GROWTH
                                         -----------------------------   --------------------------   --------------------------
                                           SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                             ENDED                          ENDED                        ENDED
                                            JUNE 30,       YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
                                              2001        DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,
                                         (UNAUDITED)(2)     2000(3)      (UNAUDITED)     2000(4)      (UNAUDITED)     2000(5)
                                         --------------   ------------   -----------   ------------   -----------   ------------
FROM OPERATIONS
   Net investment income (loss)........    $  (1,225)      $     (99)     $   (198)      $     58      $    (18)       $    3
   Net realized gain (loss) on
     investments.......................     (109,363)        (76,439)      (46,180)        (6,674)       (1,065)          (28)
   Net change in unrealized
     appreciation (depreciation) on
     investments.......................       34,778         (27,906)       15,181        (20,595)          139           (85)
                                           ---------       ---------      --------       --------      --------        ------
     Net Increase (Decrease) in Net
       Assets from Operations..........      (75,810)       (104,444)      (31,197)       (27,211)         (944)         (110)
                                           ---------       ---------      --------       --------      --------        ------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
   Dividends to shareholders from net
     investment income.................           --              --           (58)            --            (3)           --
   Distributions to shareholders from
     capital gains.....................           --              --            --             --            --            --
                                           ---------       ---------      --------       --------      --------        ------
     Total Dividends and Distributions
       to Shareholders.................           --              --           (58)            --            (3)           --
                                           ---------       ---------      --------       --------      --------        ------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...........      102,182         423,973       101,888        118,253        25,211         2,395
   Net asset value of shares issued in
     reinvestment of dividends and
     distributions.....................           --              --            58             --             3            --
   Net asset value of shares issued in
     merger on February 16, 2001.......      870,332              --            --             --            --            --
   Cost of shares redeemed.............     (164,894)       (114,450)      (67,208)       (25,944)      (15,428)         (347)
                                           ---------       ---------      --------       --------      --------        ------
   Increase (Decrease) in Net Assets
     from Capital Share Transactions...      807,620         309,523        34,738         92,309         9,786         2,048
                                           ---------       ---------      --------       --------      --------        ------
     Total Increase (Decrease) in Net
       Assets..........................      731,810         205,079         3,483         65,098         8,839         1,938
NET ASSETS
   Beginning of Period.................      205,079              --        65,098             --         1,938            --
                                           ---------       ---------      --------       --------      --------        ------
   End of Period.......................    $ 936,889       $ 205,079      $ 68,581       $ 65,098      $ 10,777        $1,938
                                           =========       =========      ========       ========      ========        ======
SHARES ISSUED AND REDEEMED
   Shares sold.........................       15,998          43,563        15,955         12,531         2,930           247
   Shares issued in reinvestment of
     dividends and distributions.......           --              --             9             --            --            --
   Shares issued in merger on February
     16, 2001..........................      135,289              --            --             --            --            --
   Shares redeemed.....................      (27,314)        (13,576)      (11,435)        (2,731)       (1,833)          (34)
                                           ---------       ---------      --------       --------      --------        ------
     Net Increase (Decrease) in Shares
       Outstanding.....................      123,973          29,987         4,529          9,800         1,097           213
                                           =========       =========      ========       ========      ========        ======

                                         --------------------------
                                                 PORTFOLIO
---------------------------------------  --------------------------
                                                AST GABELLI
                                               ALL-CAP VALUE
                                         --------------------------
                                         SIX MONTHS
                                            ENDED
                                          JUNE 30,      YEAR ENDED
                                            2001       DECEMBER 31,
                                         (UNAUDITED)     2000(5)
                                         -----------   ------------
FROM OPERATIONS
   Net investment income (loss)........   $    567       $    39
   Net realized gain (loss) on
     investments.......................     (1,356)          (24)
   Net change in unrealized
     appreciation (depreciation) on
     investments.......................       (953)          104
                                          --------       -------
     Net Increase (Decrease) in Net
       Assets from Operations..........     (1,742)          119
                                          --------       -------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
   Dividends to shareholders from net
     investment income.................        (39)           --
   Distributions to shareholders from
     capital gains.....................        (40)           --
                                          --------       -------
     Total Dividends and Distributions
       to Shareholders.................        (79)           --
                                          --------       -------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...........    160,449        18,333
   Net asset value of shares issued in
     reinvestment of dividends and
     distributions.....................         79            --
   Net asset value of shares issued in
     merger on February 16, 2001.......         --            --
   Cost of shares redeemed.............    (57,443)       (4,287)
                                          --------       -------
   Increase (Decrease) in Net Assets
     from Capital Share Transactions...    103,085        14,046
                                          --------       -------
     Total Increase (Decrease) in Net
       Assets..........................    101,264        14,165
NET ASSETS
   Beginning of Period.................     14,165            --
                                          --------       -------
   End of Period.......................   $115,429       $14,165
                                          ========       =======
SHARES ISSUED AND REDEEMED
   Shares sold.........................     15,341         1,840
   Shares issued in reinvestment of
     dividends and distributions.......          8            --
   Shares issued in merger on February
     16, 2001..........................         --            --
   Shares redeemed.....................     (5,561)         (436)
                                          --------       -------
     Net Increase (Decrease) in Shares
       Outstanding.....................      9,788         1,404
                                          ========       =======

--------------------------------------------------------------------------------
(2) Merged with AST Alger Mid-Cap Growth Portfolio on February 16, 2001.
(3) Commenced operations on January 3, 2000.
(4) Commenced operations on May 1, 2000.
(5) Commenced operations on October 23, 2000.
(6) Commenced operations on May 1, 2001.

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
                                                          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------

           AST JANUS                       AST KINETICS                 AST LORD ABBETT                  AST SCUDDER
        STRATEGIC VALUE                      INTERNET                    BOND-DEBENTURE                     JAPAN
--------------------------------   ----------------------------   ----------------------------   ----------------------------
     SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
    JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,
     (UNAUDITED)      2000(5)       (UNAUDITED)      2000(5)       (UNAUDITED)      2000(5)       (UNAUDITED)      2000(5)
    -------------   ------------   -------------   ------------   -------------   ------------   -------------   ------------
      $    149         $   18         $     1        $    (1)       $    855        $    13        $    (14)       $     (2)
        (1,732)           (16)            (81)           (56)            342              5            (475)           (161)
          (244)           (39)            265           (129)         (1,516)            49            (178)           (332)
      --------         ------         -------        -------        --------        -------        --------        --------
        (1,827)           (37)            185           (186)           (319)            67            (667)           (495)
      --------         ------         -------        -------        --------        -------        --------        --------
           (18)            --              --             --             (13)            --              --              (5)
            --             --              --             --              (5)            --             (24)             --
      --------         ------         -------        -------        --------        -------        --------        --------
           (18)            --              --             --             (18)            --             (24)             (5)
      --------         ------         -------        -------        --------        -------        --------        --------
        64,104          6,556          10,264          2,270          47,498          8,228          29,000          21,256
            18             --              --             --              18             --              24               5
            --             --              --             --              --             --              --              --
       (30,151)          (168)         (4,839)        (1,129)        (24,993)        (1,512)        (25,548)        (17,578)
      --------         ------         -------        -------        --------        -------        --------        --------
        33,971          6,388           5,425          1,141          22,523          6,716           3,476           3,683
      --------         ------         -------        -------        --------        -------        --------        --------
        32,126          6,351           5,610            955          22,186          6,783           2,785           3,183
         6,351             --             955             --           6,783             --           3,183              --
      --------         ------         -------        -------        --------        -------        --------        --------
      $ 38,477         $6,351         $ 6,565        $   955        $ 28,969        $ 6,783        $  5,968        $  3,183
      ========         ======         =======        =======        ========        =======        ========        ========
         6,366            662           1,218            241           4,589            819           3,852           2,269
             2             --              --             --               2             --               3               1
            --             --              --             --              --             --              --              --
        (3,055)           (17)           (585)          (122)         (2,419)          (151)         (3,392)         (1,884)
      --------         ------         -------        -------        --------        -------        --------        --------
         3,313            645             633            119           2,172            668             463             386
      ========         ======         =======        =======        ========        =======        ========        ========

---  -----------------------------
               PORTFOLIO
---  -----------------------------
          AST             AST
       ALLIANCE/        SANFORD
       BERNSTEIN       BERNSTEIN
     GROWTH + VALUE    CORE VALUE
---  --------------   ------------
       SIX MONTHS      SIX MONTHS
         ENDED           ENDED
     JUNE 30, 2001      JUNE 30,
     (UNAUDITED)(6)     2001(6)
     --------------   ------------
         $   --          $    4
             --               4
            (48)            (58)
         ------          ------
            (48)            (50)
         ------          ------
             --              --
             --              --
         ------          ------
             --              --
         ------          ------
          2,630           7,559
             --              --
             --              --
             (6)           (920)
         ------          ------
          2,624           6,639
         ------          ------
          2,576           6,589
             --              --
         ------          ------
         $2,576          $6,589
         ======          ======
            268             739
             --              --
             --              --
             (1)            (91)
         ------          ------
            267             648
         ======          ======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------
                                                                 INCREASE (DECREASE) FROM
                                                                  INVESTMENT OPERATIONS
                                                          --------------------------------------
                                              NET ASSET      NET
                                                VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                   PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT
           PORTFOLIO               ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
--------------------------------  --------    ---------   ----------   ------------   ----------
AST AIM                           06/30/01**   $22.03       $0.11        $ (2.98)      $ (2.87)
  International Equity            12/31/00      34.23        0.22          (8.09)        (7.87)
                                  12/31/99      22.67        0.05          13.36         13.41
                                  12/31/98      21.29        0.20           3.81          4.01
                                  12/31/97      19.22        0.36           2.96          3.32
                                  12/31/96      18.20        0.16           1.55          1.71
AST Alliance                      06/30/01**   $21.38       $0.05        $  1.02       $  1.07
  Growth and Income               12/31/00      23.50        0.19           0.57          0.76
                                  12/31/99      21.68        0.23           3.04          3.27
                                  12/31/98      20.53        0.25           2.23          2.48
                                  12/31/97      17.17        0.24           3.76          4.00
                                  12/31/96      14.98        0.23           2.48          2.71
AST JanCap Growth                 06/30/01**   $35.08       $0.08        $ (7.02)      $ (6.94)
                                  12/31/00      55.21       (0.06)        (15.55)       (15.61)
                                  12/31/99      37.00        0.05          19.65         19.70
                                  12/31/98      23.15        0.04          15.10         15.14
                                  12/31/97      18.79        0.06           5.16          5.22
                                  12/31/96      15.40        0.02           4.19          4.21
AST Money Market                  06/30/01**   $ 1.00       $0.02        $    --       $  0.02
                                  12/31/00       1.00        0.06             --          0.06
                                  12/31/99       1.00        0.04             --          0.04
                                  12/31/98       1.00        0.05             --          0.05
                                  12/31/97       1.00        0.05             --          0.05
                                  12/31/96       1.00        0.05             --          0.05
AST Neuberger Berman              06/30/01**   $16.85       $0.03        $ (0.18)      $ (0.15)
  Mid-Cap Value                   12/31/00      13.32        0.02           3.60          3.62
                                  12/31/99      13.16        0.10           0.60          0.70
                                  12/31/98      15.15        0.21          (0.52)        (0.31)
                                  12/31/97      12.83        0.32           2.87          3.19
                                  12/31/96      11.94        0.36           0.97          1.33
AST AIM Balanced                  06/30/01**   $13.30       $0.17        $ (1.10)      $ (0.93)
                                  12/31/00      15.24        0.34          (0.89)        (0.55)
                                  12/31/99      14.13        0.32           2.30          2.62
                                  12/31/98      13.64        0.34           1.31          1.65
                                  12/31/97      13.19        0.33           1.85          2.18
                                  12/31/96      12.53        0.32           1.02          1.34

--------------------------------  -------------------------------------

                                           LESS DISTRIBUTIONS
                                  -------------------------------------
                                                 FROM
                                   FROM NET      NET
                                  INVESTMENT   REALIZED       TOTAL
           PORTFOLIO                INCOME      GAINS     DISTRIBUTIONS
--------------------------------  ----------   --------   -------------
AST AIM                             $(0.03)     $(2.26)      $(2.29)
  International Equity               (0.07)      (4.26)       (4.33)
                                        --       (1.85)       (1.85)
                                     (0.67)      (1.96)       (2.63)
                                     (0.30)      (0.95)       (1.25)
                                     (0.32)      (0.37)       (0.69)
AST Alliance                        $(0.19)     $(2.46)      $(2.65)
  Growth and Income                  (0.23)      (2.65)       (2.88)
                                     (0.25)      (1.20)       (1.45)
                                     (0.25)      (1.08)       (1.33)
                                     (0.23)      (0.41)       (0.64)
                                     (0.17)      (0.35)       (0.52)
AST JanCap Growth                   $   --      $   --       $   --
                                     (0.07)      (4.45)       (4.52)
                                        --       (1.49)       (1.49)
                                     (0.08)      (1.21)       (1.29)
                                     (0.05)      (0.81)       (0.86)
                                     (0.02)      (0.80)       (0.82)
AST Money Market                    $(0.02)     $   --       $(0.02)
                                     (0.06)         --        (0.06)
                                     (0.04)         --        (0.04)
                                     (0.05)         --        (0.05)
                                     (0.05)         --        (0.05)
                                     (0.05)         --        (0.05)
AST Neuberger Berman                $(0.02)     $(0.90)      $(0.92)
  Mid-Cap Value                      (0.04)      (0.05)       (0.09)
                                     (0.24)      (0.30)       (0.54)
                                     (0.36)      (1.32)       (1.68)
                                     (0.36)      (0.51)       (0.87)
                                     (0.44)         --        (0.44)
AST AIM Balanced                    $(0.31)     $   --       $(0.31)
                                     (0.32)      (1.07)       (1.39)
                                     (0.35)      (1.16)       (1.51)
                                     (0.35)      (0.81)       (1.16)
                                     (0.31)      (1.42)       (1.73)
                                     (0.25)      (0.43)       (0.68)

--------------------------------------------------------------------------------

(1) Annualized.

* For 1999 and 2000, includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements.

** Unaudited.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $16.87     (13.52%)   $  540,117        50%           1.07%(1)         1.07%(1)            1.07%(1)
      22.03     (26.53%)      637,131        86%           1.16%            1.16%               0.63%
      34.23      64.13%       770,512       159%           1.18%            1.18%               0.18%
      22.67      20.10%       497,461       117%           1.13%            1.13%               0.69%
      21.29      18.15%       412,270       116%           1.15%            1.15%               1.04%
      19.22       9.65%       346,211       124%           1.16%            1.26%               0.88%
     $19.80       5.37%    $1,901,276        53%           0.95%(1)         0.97%(1)            0.62%(1)
      21.38       5.52%     1,595,755       144%           1.05%            1.06%               0.96%
      23.50      16.09%     1,498,306        69%           0.92%            0.94%               1.09%
      21.68      12.48%     1,181,909        78%           0.91%            0.91%               1.32%
      20.53      23.92%       936,986        41%           0.93%            0.93%               1.60%
      17.17      18.56%       530,497        43%           0.97%            0.97%               1.92%
     $28.14     (19.78%)   $3,220,782        23%           1.02%(1)         1.05%(1)            0.52%(1)
      35.08     (30.97%)    4,262,410        34%           1.00%            1.04%              (0.13%)
      55.21      55.01%     5,923,778        35%           1.00%            1.04%               0.12%
      37.00      68.26%     3,255,658        42%           1.02%            1.04%               0.16%
      23.15      28.66%     1,511,602        94%           1.07%            1.08%               0.24%
      18.79      28.36%       892,324        79%           1.10%            1.10%               0.25%
     $ 1.00       2.38%    $2,337,783        N/A           0.59%(1)         0.64%(1)            4.71%(1)
       1.00       6.07%     2,244,193        N/A           0.60%            0.65%               5.93%
       1.00       4.60%     2,409,157        N/A           0.60%            0.65%               4.52%
       1.00       5.14%       967,733        N/A           0.60%            0.66%               4.99%
       1.00       5.18%       759,888        N/A           0.60%            0.69%               5.06%
       1.00       5.08%       549,470        N/A           0.60%            0.71%               4.87%
     $15.78      (0.70%)   $1,008,791       125%           1.25%(1)         1.25%(1)            0.44%(1)
      16.85      27.49%       978,649       220%           1.24%            1.24%               0.19%
      13.32       5.67%       664,383       176%           1.13%            1.13%               0.39%
      13.16      (2.33%)      271,968       208%           1.05%            1.05%               1.83%
      15.15      26.42%       201,143        91%           0.90%            0.90%               3.34%
      12.83      11.53%       123,138        81%           0.93%            0.93%               3.14%
     $12.06      (7.11%)   $  546,393        42%           0.84%(1)         0.84%(1)            2.72%(1)
      13.30      (4.36%)      622,641        60%           0.95%            0.95%               2.70%
      15.24      20.85%       499,571       154%           1.00%            1.00%               2.37%
      14.13      12.86%       409,335       139%           1.00%            1.00%               2.55%
      13.64      18.28%       357,591       170%           1.03%            1.03%               2.81%
      13.19      11.23%       286,479       276%           0.94%            0.94%               2.66%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------------
                                                                    INCREASE (DECREASE) FROM
                                                                     INVESTMENT OPERATIONS
                                                             --------------------------------------
                                                 NET ASSET      NET
                                                   VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                      PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT
             PORTFOLIO                ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
-----------------------------------  --------    ---------   ----------   ------------   ----------
AST Federated High Yield             06/30/01**   $ 9.71       $ 0.34       $ (0.25)      $  0.09
                                     12/31/00      11.92         1.18         (2.23)        (1.05)
                                     12/31/99      12.65         1.03         (0.77)         0.26
                                     12/31/98      13.11         0.91         (0.57)         0.34
                                     12/31/97      12.13         0.75          0.83          1.58
                                     12/31/96      11.14         0.56          0.90          1.46
AST T. Rowe Price                    06/30/01**   $18.12       $ 0.22       $ (0.77)      $ (0.55)
  Asset Allocation                   12/31/00      18.86         0.52         (0.63)        (0.11)
                                     12/31/99      17.47         0.44          1.32          1.76
                                     12/31/98      15.13         0.35          2.38          2.73
                                     12/31/97      13.27         0.33          2.03          2.36
                                     12/31/96      12.01         0.27          1.28          1.55
AST PIMCO Total                      06/30/01**   $11.60       $ 0.31       $    --       $  0.31
  Return Bond                        12/31/00      10.99         0.65          0.56          1.21
                                     12/31/99      12.02         0.58         (0.71)        (0.13)
                                     12/31/98      11.72         0.49          0.56          1.05
                                     12/31/97      11.11         0.48          0.58          1.06
                                     12/31/96      11.34         0.46         (0.10)         0.36
AST INVESCO Equity                   06/30/01**   $17.59       $ 0.16       $ (1.06)      $ (0.90)
  Income                             12/31/00      18.65         0.38          0.32          0.70
                                     12/31/99      17.50         0.36          1.61          1.97
                                     12/31/98      16.51         0.31          1.81          2.12
                                     12/31/97      13.99         0.31          2.84          3.15
                                     12/31/96      12.50         0.27          1.79          2.06
AST Janus Small-Cap                  06/30/01**   $20.30       $(0.04)      $ (0.79)      $ (0.83)
  Growth                             12/31/00      42.61        (0.22)       (18.08)       (18.30)
                                     12/31/99      17.61        (0.03)        25.03         25.00
                                     12/31/98      17.81        (0.08)         0.73          0.65
                                     12/31/97      16.80        (0.05)         1.06          1.01
                                     12/31/96      14.25        (0.03)         2.85          2.82
AST American Century                 06/30/01**   $12.41       $ 0.06       $ (2.15)      $ (2.09)
  International Growth II            12/31/00      16.67        (0.01)        (2.57)        (2.58)
                                     12/31/99      13.39         0.06          3.95          4.01
                                     12/31/98      12.09         0.08          1.59          1.67
                                     12/31/97      12.07         0.09          0.08          0.17
                                     12/31/96      10.65         0.06          1.44          1.50
AST T. Rowe Price                    06/30/01**   $ 9.40       $ 0.32       $ (0.52)      $ (0.20)
  Global Bond                        12/31/00       9.60         0.48         (0.53)        (0.05)
                                     12/31/99      11.46         0.33         (1.25)        (0.92)
                                     12/31/98      10.11         0.52          0.94          1.46
                                     12/31/97      10.90         0.20         (0.57)        (0.37)
                                     12/31/96      10.60         0.23          0.38          0.61

-----------------------------------  -------------------------------------

                                              LESS DISTRIBUTIONS
                                     -------------------------------------

                                      FROM NET    FROM NET
                                     INVESTMENT   REALIZED       TOTAL
             PORTFOLIO                 INCOME      GAINS     DISTRIBUTIONS
-----------------------------------  ----------   --------   -------------
AST Federated High Yield               $(0.93)     $   --       $(0.93)
                                        (1.16)       0.00        (1.16)
                                        (0.91)      (0.08)       (0.99)
                                        (0.76)      (0.04)       (0.80)
                                        (0.54)      (0.06)       (0.60)
                                        (0.47)         --        (0.47)
AST T. Rowe Price                      $(0.52)     $(1.75)      $(2.27)
  Asset Allocation                      (0.45)      (0.18)       (0.63)
                                        (0.36)      (0.01)       (0.37)
                                        (0.33)      (0.06)       (0.39)
                                        (0.26)      (0.24)       (0.50)
                                        (0.25)      (0.04)       (0.29)
AST PIMCO Total                        $(0.65)     $   --       $(0.65)
  Return Bond                           (0.60)         --        (0.60)
                                        (0.52)      (0.38)       (0.90)
                                        (0.51)      (0.24)       (0.75)
                                        (0.45)         --        (0.45)
                                        (0.28)      (0.31)       (0.59)
AST INVESCO Equity                     $(0.36)     $(0.16)      $(0.52)
  Income                                (0.36)      (1.40)       (1.76)
                                        (0.32)      (0.50)       (0.82)
                                        (0.32)      (0.81)       (1.13)
                                        (0.26)      (0.37)       (0.63)
                                        (0.24)      (0.33)       (0.57)
AST Janus Small-Cap                    $   --      $(3.09)      $(3.09)
  Growth                                   --       (4.01)       (4.01)
                                           --          --           --
                                           --       (0.85)       (0.85)
                                           --          --           --
                                           --       (0.27)       (0.27)
AST American Century                   $(0.07)     $(2.79)      $(2.86)
  International Growth II               (0.04)      (1.64)       (1.68)
                                        (0.09)      (0.64)       (0.73)
                                        (0.14)      (0.23)       (0.37)
                                        (0.07)      (0.08)       (0.15)
                                        (0.08)         --        (0.08)
AST T. Rowe Price                      $   --      $   --       $   --
  Global Bond                           (0.15)         --        (0.15)
                                        (0.71)      (0.23)       (0.94)
                                        (0.03)      (0.08)       (0.11)
                                        (0.16)      (0.26)       (0.42)
                                        (0.14)      (0.17)       (0.31)

--------------------------------------------------------------------------------

(1) Annualized.

* For 1999 and 2000, includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements.

** Unaudited.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $ 8.87       0.37%    $  499,925        28%           0.95%(1)         0.95%(1)           10.47%(1)
       9.71      (9.69%)      497,882        20%           0.96%            0.96%              10.36%
      11.92       2.00%       623,788        39%           0.94%            0.94%               9.09%
      12.65       2.61%       595,680        36%           0.95%            0.95%               8.64%
      13.11      13.59%       434,420        28%           0.98%            0.98%               8.83%
      12.13      13.58%       205,262        43%           1.03%            1.03%               8.02%
     $15.30      (3.15%)   $  367,805        52%           1.09%(1)         1.09%(1)            2.69%(1)
      18.12      (0.48%)      395,375        43%           1.08%            1.08%               2.64%
      18.86      10.28%       447,542        17%           1.07%            1.07%               2.65%
      17.47      18.36%       344,197         8%           1.09%            1.09%               2.70%
      15.13      18.40%       213,075        10%           1.13%            1.13%               2.95%
      13.27      13.14%       120,149        31%           1.20%            1.20%               3.02%
     $11.26       2.75%    $1,374,120       209%           0.80%(1)         0.81%(1)            5.46%(1)
      11.60      11.57%     1,258,218       365%           0.82%            0.82%               6.14%
      10.99      (1.09%)    1,005,763       227%           0.82%            0.82%               5.46%
      12.02       9.46%       896,497       231%           0.83%            0.83%               5.24%
      11.72       9.87%       572,100       320%           0.86%            0.86%               5.56%
      11.11       3.42%       360,010       403%           0.89%            0.89%               5.38%
     $16.17      (5.19%)   $1,162,054        13%           0.91%(1)         0.92%(1)            2.17%(1)
      17.59       4.74%     1,173,070        55%           0.94%            0.95%               2.25%
      18.65      11.74%     1,048,064        76%           0.93%            0.93%               2.10%
      17.50      13.34%       831,482        67%           0.93%            0.93%               2.17%
      16.51      23.33%       602,105        73%           0.95%            0.95%               2.54%
      13.99      17.09%       348,680        58%           0.98%            0.98%               2.83%
     $16.38      (3.47%)   $  486,631        34%           1.13%(1)         1.13%(1)           (0.53%)(1)
      20.30     (48.16%)      592,038        85%           1.07%            1.07%              (0.54%)
      42.61     141.96%     1,443,211       116%           1.08%            1.08%              (0.46%)
      17.61       3.49%       285,847       100%           1.12%            1.12%              (0.53%)
      17.81       6.01%       278,258        77%           1.13%            1.13%              (0.32%)
      16.80      20.05%       220,068        69%           1.16%            1.16%              (0.38%)
     $ 7.46     (19.20%)   $  288,667        89%           1.27%(1)         1.27%(1)            0.91%(1)
      12.41     (17.38%)      388,396       166%           1.26%            1.26%              (0.07%)
      16.67      31.95%       516,824        29%           1.26%            1.26%               0.47%
      13.39      14.03%       472,161        32%           1.25%            1.25%               0.60%
      12.09       1.36%       464,456        19%           1.26%            1.26%               0.71%
      12.07      14.17%       402,559        11%           1.30%            1.30%               0.84%
     $ 9.20      (2.02%)   $  106,776        86%           0.67%(1)         0.67%(1)            5.38%(1)
       9.40      (0.45%)      122,200       171%           1.12%            1.12%               4.35%
       9.60      (8.33%)      138,144       106%           1.11%            1.11%               3.51%
      11.46      14.72%       147,973       136%           1.11%            1.11%               4.78%
      10.11      (3.42%)      130,408       173%           1.11%            1.11%               4.73%
      10.90       5.98%        98,235       241%           1.21%            1.21%               5.02%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

-----------------------------------------------------------------------------------------------------------------------------------
                                                            INCREASE (DECREASE) FROM
                                                             INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                     --------------------------------------   -------------------------------------
                                         NET ASSET      NET
                                           VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                              PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
         PORTFOLIO            ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
---------------------------  --------    ---------   ----------   ------------   ----------   ----------   --------   -------------
AST Neuberger Berman         06/30/01**   $21.63       $(0.02)       $(2.79)       $(2.81)      $   --      $(2.90)      $(2.90)
  Mid-Cap Growth             12/31/00      24.03        (0.04)        (1.74)        (1.78)          --       (0.62)       (0.62)
                             12/31/99      17.26        (0.11)         8.21          8.10           --       (1.33)       (1.33)
                             12/31/98      16.61        (0.05)         3.31          3.26        (0.01)      (2.60)       (2.61)
                             12/31/97      14.39         0.01          2.36          2.37        (0.02)      (0.13)       (0.15)
                             12/31/96      12.40         0.01          2.01          2.02        (0.03)         --        (0.03)
AST Founders Passport        06/30/01**   $14.91       $(0.01)       $(3.38)       $(3.39)      $   --      $   --       $   --
                             12/31/00      24.63        (0.07)        (5.10)        (5.17)          --       (4.55)       (4.55)
                             12/31/99      13.04        (0.07)        11.72         11.65        (0.03)      (0.03)       (0.06)
                             12/31/98      11.78         0.05          1.24          1.29        (0.03)         --        (0.03)
                             12/31/97      11.63         0.03          0.21          0.24        (0.08)      (0.01)       (0.09)
                             12/31/96      10.33         0.09          1.24          1.33        (0.03)         --        (0.03)
AST T. Rowe Price            06/30/01**   $16.50       $ 0.09        $ 0.15        $ 0.24       $(0.20)     $(1.29)      $(1.49)
  Natural Resources          12/31/00      13.16         0.17          3.31          3.48        (0.14)       0.00        (0.14)
                             12/31/99      11.97         0.14          2.67          2.81        (0.18)      (1.44)       (1.62)
                             12/31/98      14.57         0.19         (1.78)        (1.59)       (0.14)      (0.87)       (1.01)
                             12/31/97      14.47         0.14          0.35          0.49        (0.07)      (0.32)       (0.39)
                             12/31/96      11.11         0.05          3.35          3.40        (0.02)      (0.02)       (0.04)
AST PIMCO Limited            06/30/01**   $11.07       $ 0.28        $ 0.24        $ 0.52       $(0.63)     $   --       $(0.63)
  Maturity Bond              12/31/00      10.84         0.68          0.17          0.85        (0.62)         --        (0.62)
                             12/31/99      11.08         0.59         (0.22)         0.37        (0.61)         --        (0.61)
                             12/31/98      11.02         0.56          0.03          0.59        (0.53)         --        (0.53)
                             12/31/97      10.81         0.55          0.22          0.77        (0.56)         --        (0.56)
                             12/31/96      10.47         0.56         (0.15)         0.41        (0.05)      (0.02)       (0.07)
AST Alliance Growth          06/30/01**   $15.15       $(0.01)       $(1.59)       $(1.60)      $   --      $(3.42)      $(3.42)
                             12/31/00      18.95         0.00         (2.24)        (2.24)          --       (1.56)       (1.56)
                             12/31/99      16.07        (0.07)         4.85          4.78           --       (1.90)       (1.90)
                             12/31/98      12.62        (0.10)         3.55          3.45           --          --           --
                             12/31/97      10.99        (0.05)         1.68          1.63           --          --           --
                             12/31/96(2)   10.00        (0.01)         1.00          0.99           --          --           --
AST Janus Overseas           06/30/01**   $18.72       $ 0.07        $(2.61)       $(2.54)      $(0.82)     $(3.90)      $(4.72)
  Growth                     12/31/00      25.10        (0.04)        (6.03)        (6.07)       (0.13)      (0.18)       (0.31)
                             12/31/99      13.74        (0.03)        11.39         11.36           --          --           --
                             12/31/98      11.87         0.04          1.88          1.92        (0.05)         --        (0.05)
                             12/31/97(3)   10.00         0.02          1.85          1.87           --          --           --
AST American Century         06/30/01**   $13.02       $ 0.04        $(0.55)       $(0.51)      $(0.09)     $   --       $(0.09)
  Income & Growth            12/31/00      15.65         0.07         (1.74)        (1.67)       (0.08)      (0.88)       (0.96)
                             12/31/99      13.47         0.09          2.84          2.93        (0.11)      (0.64)       (0.75)
                             12/31/98      12.23         0.11          1.38          1.49        (0.07)      (0.18)       (0.25)
                             12/31/97(3)   10.00         0.07          2.16          2.23           --          --           --
AST American Century         06/30/01**   $13.70       $ 0.15        $(0.39)       $(0.24)      $(0.25)     $(0.32)      $(0.57)
  Strategic Balanced         12/31/00      15.30         0.32         (0.81)        (0.49)       (0.23)      (0.88)       (1.11)
                             12/31/99      13.66         0.20          1.56          1.76        (0.12)         --        (0.12)
                             12/31/98      11.34         0.11          2.29          2.40        (0.08)         --        (0.08)
                             12/31/97(3)   10.00         0.11          1.23          1.34           --          --           --

--------------------------------------------------------------------------------

(1) Annualized.

(2) Commenced operations on May 2, 1996.

(3) Commenced operations on January 2, 1997.

* For 1999 and 2000, includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements.

** Unaudited.
See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $15.92     (13.45%)   $  614,009        56%           1.11%(1)         1.11%(1)           (0.61%)(1)
      21.63      (8.07%)      719,405       121%           1.09%            1.09%              (0.55%)
      24.03      51.37%       394,325       148%           1.13%            1.13%              (0.71%)
      17.26      20.65%       261,792       228%           1.07%            1.07%              (0.34%)
      16.61      16.68%       185,050       305%           0.99%            0.99%               0.07%
      14.39      16.34%       136,247       156%           1.01%            1.01%               0.24%
     $11.52     (22.75%)   $  194,759       330%           1.59%(1)         1.48%(1)           (0.18%)(1)
      14.91     (30.28%)      276,037       514%           1.34%            1.38%              (0.44%)
      24.63      89.71%       217,397       309%           1.29%            1.29%              (0.54%)
      13.04      10.92%       119,997        46%           1.30%            1.30%               0.32%
      11.78       2.03%       117,938        73%           1.35%            1.35%               0.43%
      11.63      12.91%       117,643       133%           1.36%            1.36%               1.25%
     $15.25       1.57%    $  165,450        10%           1.06%(1)         1.06%(1)            1.08%(1)
      16.50      26.79%       134,644        96%           1.14%            1.20%               1.13%
      13.16      28.11%       102,225        72%           1.16%            1.16%               1.11%
      11.97     (11.83%)       74,126        55%           1.16%            1.16%               1.14%
      14.57       3.39%       111,954        44%           1.16%            1.16%               0.98%
      14.47      30.74%        88,534        31%           1.30%            1.30%               1.08%
     $10.96       4.72%    $  522,627       231%           0.84%(1)         0.84%(1)            5.90%(1)
      11.07       8.43%       417,842       171%           0.87%            0.87%               6.14%
      10.84       3.37%       406,604       178%           0.86%            0.86%               5.51%
      11.08       5.72%       349,707       263%           0.86%            0.86%               5.70%
      11.02       7.46%       288,642        54%           0.88%            0.88%               5.71%
      10.81       3.90%       209,013       247%           0.89%            0.89%               5.69%
     $10.13     (11.67%)   $  414,274        63%           1.12%(1)         1.12%(1)           (0.22%)(1)
      15.15     (13.74%)      467,362       135%           1.16%            1.16%              (0.46%)
      18.95      33.91%       364,454       316%           1.11%            1.11%              (0.50%)
      16.07      27.34%       300,924       252%           1.22%            1.22%              (0.70%)
      12.62      14.83%       235,648       219%           1.23%            1.23%              (0.59%)
      10.99       9.90%        48,790        77%           1.33%(1)         1.33%(1)           (0.56%)(1)
     $11.46     (15.60%)   $  769,525        36%           1.23%(1)         1.23%(1)            0.40%(1)
      18.72     (24.62%)    1,094,019        75%           1.18%            1.19%              (0.02%)
      25.10      82.68%     1,551,045        76%           1.23%            1.23%              (0.18%)
      13.74      16.22%       607,206        97%           1.27%            1.27%               0.32%
      11.87      18.70%       255,705        94%           1.35%(1)         1.35%(1)            0.36%(1)
     $12.42      (3.95%)   $  435,359        26%           0.94%(1)         0.94%(1)            0.65%(1)
      13.02     (10.77%)      487,880        61%           0.94%            0.94%               0.68%
      15.65      22.98%       360,630       125%           0.98%            0.98%               0.86%
      13.47      12.27%       189,871        87%           1.00%            1.00%               1.05%
      12.23      22.30%       117,438        81%           1.23%(1)         1.23%(1)            1.24%(1)
     $12.89      (1.74%)   $  210,303        66%           1.09%(1)         1.09%(1)            2.23%(1)
      13.70      (3.11%)      217,483       125%           1.10%            1.10%               2.33%
      15.30      12.97%       216,748       104%           1.10%            1.10%               1.93%
      13.66      21.29%        91,043        95%           1.16%            1.13%               1.68%
      11.34      13.40%        28,947        76%           1.25%(1)         1.35%(1)            2.02%(1)

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

----------------------------------------------------------------------------------------------------
                                                                     INCREASE (DECREASE) FROM
                                                                      INVESTMENT OPERATIONS
                                                              --------------------------------------
                                                  NET ASSET      NET
                                                    VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                       PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT
             PORTFOLIO                 ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
------------------------------------  --------    ---------   ----------   ------------   ----------
AST American Century                  06/30/01**   $18.16       $ 0.10        $(3.43)       $(3.33)
  International Growth                12/31/00      22.40         0.03         (3.45)        (3.42)
                                      12/31/99      13.66        (0.04)         8.88          8.84
                                      12/31/98      11.52         0.03          2.12          2.15
                                      12/31/97(3)   10.00        (0.03)         1.55          1.52
AST Gabelli                           06/30/01**   $13.02       $ 0.02        $ 1.23        $ 1.25
  Small-Cap Value                     12/31/00      11.39         0.10          2.23          2.33
                                      12/31/99      11.44         0.08         (0.03)         0.05
                                      12/31/98      12.88         0.09         (1.42)        (1.33)
                                      12/31/97(3)   10.00         0.06          2.82          2.88
AST Marsico                           06/30/01**   $18.10       $(0.02)       $(2.46)       $(2.48)
  Capital Growth                      12/31/00      21.63        (0.01)        (3.00)        (3.01)
                                      12/31/99      14.20        (0.03)         7.48          7.45
                                      12/31/98      10.03           --          4.17          4.17
                                      12/31/97(4)   10.00         0.01          0.02          0.03
AST Cohen & Steers Realty             06/30/01**   $10.18       $ 0.23        $ 0.28        $ 0.51
                                      12/31/00       8.36         0.32          1.78          2.10
                                      12/31/99       8.41         0.33         (0.15)         0.18
                                      12/31/98(5)   10.00         0.28         (1.87)        (1.59)
AST Goldman Sachs                     06/30/01**   $14.55       $ 0.01        $ 0.87        $ 0.88
  Small-Cap Value                     12/31/00      10.87         0.01          3.67          3.68
                                      12/31/99       9.99        (0.03)         0.91          0.88
                                      12/31/98(5)   10.00        (0.01)           --         (0.01)
AST Sanford Bernstein                 06/30/01**   $12.63       $ 0.05        $(0.64)       $(0.59)
  Managed Index 500                   12/31/00      14.96         0.10         (1.40)        (1.30)
                                      12/31/99      12.78         0.08          2.56          2.64
                                      12/31/98(5)   10.00         0.06          2.72          2.78
AST Scudder                           06/30/01**   $11.72       $(0.02)       $(1.47)       $(1.49)
  Small-Cap Growth                    12/31/00      15.59        (0.08)        (2.90)        (2.98)
                                      12/31/99(6)   10.00        (0.05)         5.64          5.59
AST MFS                               06/30/01**   $10.23       $ 0.02        $(0.75)       $(0.73)
  Global Equity                       12/31/00      11.03         0.01         (0.79)        (0.78)
                                      12/31/99(7)   10.00         0.01          1.02          1.03
AST MFS                               06/30/01**   $10.56       $   --        $(1.34)       $(1.34)
  Growth(12)                          12/31/00      11.30         0.01         (0.75)        (0.74)
                                      12/31/99(7)   10.00         0.01          1.29          1.30

------------------------------------  -------------------------------------

                                               LESS DISTRIBUTIONS
                                      -------------------------------------

                                       FROM NET    FROM NET
                                      INVESTMENT   REALIZED       TOTAL
             PORTFOLIO                  INCOME      GAINS     DISTRIBUTIONS
------------------------------------  ----------   --------   -------------
AST American Century                    $(0.08)     $(1.21)      $(1.29)
  International Growth                      --       (0.82)       (0.82)
                                            --       (0.10)       (0.10)
                                         (0.01)         --        (0.01)
                                            --          --           --
AST Gabelli                             $(0.07)     $(0.76)      $(0.83)
  Small-Cap Value                        (0.07)      (0.63)       (0.70)
                                         (0.10)         --        (0.10)
                                         (0.05)      (0.06)       (0.11)
                                            --          --           --
AST Marsico                             $   --      $(0.34)      $(0.34)
  Capital Growth                            --       (0.52)       (0.52)
                                         (0.01)      (0.01)       (0.02)
                                            --          --           --
                                            --          --           --
AST Cohen & Steers Realty               $(0.34)     $   --       $(0.34)
                                         (0.28)         --        (0.28)
                                         (0.23)         --        (0.23)
                                            --          --           --
AST Goldman Sachs                       $   --      $(0.42)      $(0.42)
  Small-Cap Value                           --          --           --
                                            --          --           --
                                            --          --           --
AST Sanford Bernstein                   $(0.11)     $(0.13)      $(0.24)
  Managed Index 500                      (0.08)      (0.95)       (1.03)
                                         (0.06)      (0.40)       (0.46)
                                            --          --           --
AST Scudder                             $   --      $(1.69)      $(1.69)
  Small-Cap Growth                          --       (0.89)       (0.89)
                                            --          --           --
AST MFS                                 $   --      $   --       $   --
  Global Equity                          (0.01)      (0.01)       (0.02)
                                            --          --           --
AST MFS                                 $   --      $   --       $   --
  Growth(12)                                --          --           --
                                            --          --           --

--------------------------------------------------------------------------------

 (1) Annualized.

 (3) Commenced operations on January 2, 1997.

 (4) Commenced operations on December 22, 1997.

 (5) Commenced operations on January 2, 1998.

 (6) Commenced operations on January 4, 1999.

 (7) Commenced operations on October 18, 1999.

(12) Merged with AST Alger Growth on February 16, 2001.

 * For 1999 and 2000, includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in
    Note 3 to the Financial Statements.

 ** Unaudited.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $13.54     (19.09%)   $  332,248        88%           1.22%(1)         1.22%(1)            1.06%(1)
      18.16     (16.10%)      332,504       126%           1.27%            1.27%              (0.04%)
      22.40      65.20%       154,226       112%           1.50%            1.50%              (0.32%)
      13.66      18.68%        77,733       220%           1.65%            1.65%               0.10%
      11.52      15.10%        33,125       171%           1.75%(1)         1.75%(1)           (0.58%)(1)
     $13.44       9.92%    $  536,551        35%           1.09%(1)         1.09%(1)            0.68%(1)
      13.02      21.86%       333,586        88%           1.12%            1.12%               0.87%
      11.39       0.58%       261,493        26%           1.11%            1.11%               0.64%
      11.44     (10.53%)      304,072        10%           1.11%            1.11%               0.93%
      12.88      28.80%       199,896         7%           1.16%(1)         1.16%(1)            1.20%(1)
     $15.28     (13.81%)   $1,432,438        50%           1.06%(1)         1.08%(1)           (0.23%)(1)
      18.10     (14.25%)    1,770,849       118%           1.04%            1.06%              (0.09%)
      21.63      52.58%     1,723,736       115%           1.08%            1.08%              (0.25%)
      14.20      41.59%       594,966       213%           1.11%            1.11%               0.16%
      10.03       0.30%         7,299         --           1.00%(1)         1.00%(1)            3.62%(1)
     $10.35       5.29%    $  138,526        24%           1.23%(1)         1.23%(1)            4.55%(1)
      10.18      26.19%       132,486        59%           1.28%            1.28%               5.21%
       8.36       2.26%        56,697        51%           1.27%            1.27%               4.95%
       8.41     (16.00%)       33,025        18%           1.30%(1)         1.30%(1)            5.02%(1)
     $15.01       6.23%    $  313,116       126%           1.10%(1)         1.10%(1)            0.22%(1)
      14.55      33.85%       227,759        67%           1.15%            1.15%              (0.13%)
      10.87       8.81%        74,192        85%           1.24%            1.24%              (0.36%)
       9.99      (0.10%)       41,788        58%           1.31%(1)         1.31%(1)           (0.21%)(1)
     $11.80      (4.84%)   $  685,453        31%           0.79%(1)         0.79%(1)            0.87%(1)
      12.63      (8.82%)      704,897        84%           0.78%            0.78%               0.84%
      14.96      21.23%       633,567       101%           0.79%            0.77%               0.74%
      12.78      27.90%       289,551       162%           0.80%(1)         0.86%(1)            1.07%(1)
     $ 8.54     (13.05%)   $  726,020        70%           1.17%(1)         1.17%(1)           (0.65%)(1)
      11.72     (20.95%)      791,839       136%           1.11%            1.13%              (0.67%)
      15.59      55.90%       841,984       133%           1.14%(1)         1.14%(1)           (0.67%)(1)
     $ 9.50      (7.14%)   $   50,617        30%           1.45%(1)         1.31%(1)            0.49%(1)
      10.23      (7.19%)       29,514       100%           1.56%            1.87%               0.08%
      11.03      10.40%         1,291       142%           1.75%(1)         2.11%(1)            0.75%(1)
     $ 9.22     (12.59%)   $1,201,962        78%           1.07%(1)         1.06%(1)            0.02%(1)
      10.56      (6.53%)       82,051       243%           1.24%            1.24%               0.08%
      11.30      13.00%         4,868        60%           1.35%(1)         1.35%(1)            0.76%(1)

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS

PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

-----------------------------------------------------------------------------------------------
                                                                INCREASE (DECREASE) FROM
                                                                 INVESTMENT OPERATIONS
                                                         --------------------------------------
                                             NET ASSET      NET
                                               VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                PERIOD       BEGINNING     INCOME     & UNREALIZED   INVESTMENT
          PORTFOLIO             ENDED        OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
-----------------------------  --------      ---------   ----------   ------------   ----------
AST MFS                        06/30/01**     $10.53       $ 0.02        $(1.07)       $(1.05)
  Growth with Income           12/31/00        10.52         0.03         (0.01)         0.02
                               12/31/99(7)     10.00         0.01          0.51          0.52
AST Alger                      06/30/01**     $ 6.84       $(0.01)       $(0.74)       $(0.75)
  All-Cap Growth(13)           12/31/00(8)     10.00           --         (3.16)        (3.16)
AST Janus                      06/30/01**     $ 6.64       $(0.02)       $(1.83)       $(1.85)
  Mid-Cap Growth               12/31/00(9)     10.00         0.01         (3.37)        (3.36)
AST Federated                  06/30/01**     $ 9.10       $(0.02)       $(0.86)       $(0.88)
  Aggressive Growth            12/31/00(10)    10.00         0.01         (0.91)        (0.90)
AST Gabelli                    06/30/01**     $10.09       $ 0.03        $ 0.21        $ 0.24
  All-Cap Value                12/31/00(10)    10.00         0.03          0.06          0.09
AST Janus                      06/30/01**     $ 9.85       $ 0.02        $(0.14)       $(0.12)
  Strategic Value              12/31/00(10)    10.00         0.03         (0.18)        (0.15)
AST Kinetics Internet          06/30/01**     $ 8.03       $   --        $ 0.70        $ 0.70
                               12/31/00(10)    10.00        (0.01)        (1.96)        (1.97)
AST Lord Abbett                06/30/01**     $10.15       $ 0.29        $(0.23)       $ 0.06
  Bond-Debenture               12/31/00(10)    10.00         0.02          0.13          0.15
AST Scudder Japan              06/30/01**     $ 8.27       $(0.01)       $(1.18)       $(1.19)
                               12/31/00(10)    10.00        (0.01)        (1.71)        (1.72)
AST Alliance/Bernstein         06/30/01**(11)  $10.00      $   --        $(0.35)       $(0.35)
  Growth + Value
AST Sanford Bernstein          06/30/01**(11)  $10.00      $ 0.01        $ 0.16        $ 0.17
  Core Value

-----------------------------  -------------------------------------

                                        LESS DISTRIBUTIONS
                               -------------------------------------

                                FROM NET    FROM NET
                               INVESTMENT   REALIZED       TOTAL
          PORTFOLIO              INCOME      GAINS     DISTRIBUTIONS
-----------------------------  ----------   --------   -------------
AST MFS                          $(0.01)     $   --       $(0.01)
  Growth with Income              (0.01)         --        (0.01)
                                     --          --           --
AST Alger                        $   --      $   --       $   --
  All-Cap Growth(13)                 --          --           --
AST Janus                        $   --      $   --       $   --
  Mid-Cap Growth                     --          --           --
AST Federated                    $   --      $   --       $   --
  Aggressive Growth                  --          --           --
AST Gabelli                      $(0.01)     $(0.01)      $(0.02)
  All-Cap Value                      --          --           --
AST Janus                        $(0.01)     $   --       $(0.01)
  Strategic Value                    --          --           --
AST Kinetics Internet            $   --      $   --       $   --
                                     --          --           --
AST Lord Abbett                  $(0.01)     $   --       $(0.01)
  Bond-Debenture                     --          --           --
AST Scudder Japan                $   --      $(0.04)      $(0.04)
                                  (0.01)         --        (0.01)
AST Alliance/Bernstein           $   --      $   --       $   --
  Growth + Value
AST Sanford Bernstein            $   --      $   --       $   --
  Core Value

--------------------------------------------------------------------------------

 (1) Annualized.

 (7) Commenced operations on October 18, 1999.

 (8) Commenced operations on January 3, 2000.

 (9) Commenced operations on May 1, 2000.

(10) Commenced operations on October 23, 2000.

(11) Commenced operations on May 1, 2001.

(13) Merged with AST Alger Mid-Cap Growth on February 16, 2001.

 * For 1999 and 2000, includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in
    Note 3 to the Financial Statements.

 ** Unaudited.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $ 9.47     (10.04%)    $105,702         35%           1.09%(1)         1.09%(1)            0.47%(1)
      10.53       0.19%       77,618         62%           1.23%            1.26%               0.34%
      10.52       5.20%        8,757          6%           1.23%(1)         1.23%(1)            1.45%(1)
     $ 6.09     (10.96%)    $936,889         89%           1.23%(1)         1.22%(1)           (0.33%)(1)
       6.84     (31.60%)     205,079        123%           1.24%(1)         1.24%(1)           (0.05%)(1)
     $ 4.79     (27.81%)    $ 68,581        153%           1.31%(1)         1.31%(1)           (0.52%)(1)
       6.64     (33.60%)      65,098         55%           1.28%(1)         1.28%(1)            0.18%(1)
     $ 8.22      (9.62%)    $ 10,777        190%           1.35%(1)         2.02%(1)           (0.54%)(1)
       9.10      (9.00%)       1,938         49%           1.35%(1)         7.22%(1)            2.67%(1)
     $10.31       2.39%     $115,429         49%           1.20%(1)         1.20%(1)            1.32%(1)
      10.09       0.90%       14,165         31%           1.45%(1)         1.59%(1)            2.71%(1)
     $ 9.72      (1.27%)    $ 38,477         97%           1.28%(1)         1.28%(1)            1.03%(1)
       9.85      (1.50%)       6,351          1%           1.35%(1)         2.41%(1)            3.39%(1)
     $ 8.73       8.72%     $  6,565         32%           1.40%(1)         2.75%(1)            0.15%(1)
       8.03     (19.70%)         955         14%           1.40%(1)         5.34%(1)           (0.67%)(1)
     $10.20       0.57%     $ 28,969         89%           1.08%(1)         1.08%(1)            7.29%(1)
      10.15       1.50%        6,783          9%           1.20%(1)         3.07%(1)            4.39%(1)
     $ 7.04     (14.30%)    $  5,968         53%           1.75%(1)         1.89%(1)           (0.49%)(1)
       8.27     (17.26%)       3,183         89%           1.75%(1)         2.78%(1)           (0.26%)(1)
     $ 9.65      (3.50%)    $  2,576          0%           1.35%(1)         4.03%(1)            0.19%(1)
     $10.17       1.60%     $  6,589          3%           1.25%(1)         1.49%(1)            0.93%(1)

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION

American Skandia Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2001, issued 41 classes of shares of beneficial interest: AST AIM International Equity Portfolio ("International Equity"), AST Alliance Growth and Income Portfolio ("Growth and Income"), AST JanCap Growth Portfolio ("JanCap Growth"), AST Money Market Portfolio ("Money Market"), AST Neuberger Berman Mid-Cap Value Portfolio ("Mid-Cap Value"), AST AIM Balanced Portfolio ("Balanced"), AST Federated High Yield Portfolio ("High Yield"), AST T. Rowe Price Asset Allocation Portfolio ("Asset Allocation"), AST PIMCO Total Return Bond Portfolio ("Total Return Bond"), AST INVESCO Equity Income Portfolio ("Equity Income"), AST Janus Small-Cap Growth Portfolio ("Janus Small-Cap Growth"), AST American Century International Growth Portfolio II ("International Growth II"), AST T. Rowe Price Global Bond Portfolio ("Global Bond"), AST Neuberger Berman Mid-Cap Growth Portfolio ("Neuberger Mid-Cap Growth"), AST Founders Passport Portfolio ("Passport"), AST T. Rowe Price Natural Resources Portfolio ("Natural Resources"), AST PIMCO Limited Maturity Bond Portfolio ("Limited Maturity Bond"), AST Alliance Growth Portfolio ("Alliance Growth"), AST Janus Overseas Growth Portfolio ("Overseas Growth"), AST American Century Income & Growth Portfolio ("Income & Growth"), AST American Century Strategic Balanced Portfolio ("Strategic Balanced"), AST American Century International Growth Portfolio ("International Growth"), AST Gabelli Small-Cap Value Portfolio ("Gabelli Small-Cap Value"), AST Marsico Capital Growth Portfolio ("Capital Growth"), AST Cohen & Steers Realty Portfolio ("Realty"), AST Goldman Sachs Small-Cap Value Portfolio ("Goldman Sachs Small-Cap Value") (formerly, AST Lord Abbett Small Cap Value Portfolio), AST Sanford Bernstein Managed Index 500 Portfolio ("Managed Index 500") AST Scudder Small-Cap Growth Portfolio ("Scudder Small-Cap Growth") (formerly, AST Kemper Small-Cap Growth Portfolio), AST MFS Global Equity Portfolio ("Global Equity"), AST MFS Growth Portfolio ("MFS Growth"), AST MFS Growth with Income Portfolio ("Growth with Income"), AST Alger All-Cap Growth Portfolio ("All-Cap Growth"), AST Janus Mid-Cap Growth Portfolio ("Janus Mid-Cap Growth"), AST Federated Aggressive Growth Portfolio("Aggressive Growth"), AST Gabelli All-Cap Value Portfolio ("All-Cap Value"), AST Janus Strategic Value Portfolio ("Strategic Value"), AST Kinetics Internet Portfolio ("Internet"), AST Lord Abbett Bond-Debenture Portfolio ("Bond-Debenture"), AST Scudder Japan Portfolio ("Japan"), AST Alliance/Bernstein Growth + Value Portfolio ("Growth + Value") and AST Sanford Bernstein Core Value Portfolio ("Core Value") (collectively the "Portfolios").

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles in the United States of America, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last

--------------------------------------------------------------------------------

reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. At June 30, 2001, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

--------------------------------------------------------------------------------

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Swap Agreements

A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under

--------------------------------------------------------------------------------

which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Securities Loans

Each Portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

--------------------------------------------------------------------------------

At June 30, 2001, securities lending activities are summarized as follows:

                                                            MARKET VALUE
                                                            OF SECURITIES    MARKET VALUE     INCOME FROM
PORTFOLIO                                                      ON LOAN       OF COLLATERAL     LENDING*
---------                                                   -------------    -------------    -----------
Growth and Income.........................................  $282,912,930     $290,977,830       $36,116
JanCap Growth.............................................   430,239,371      448,853,819        61,989
Mid-Cap Value.............................................   101,880,781      105,283,261        20,636
Balanced..................................................    58,103,129       59,134,534         7,482
Asset Allocation..........................................    58,392,240       60,505,400         9,398
Equity Income.............................................   142,951,886      147,407,982        23,515
Janus Small-Cap Growth....................................    87,607,489       88,507,996        25,924
Neuberger Mid-Cap Growth..................................   193,601,617      195,406,857        23,835
Natural Resources.........................................    30,229,229       31,827,614         7,225
Alliance Growth...........................................    95,284,612       98,350,630        13,539
Income & Growth...........................................    45,193,360       47,093,771         8,201
Strategic Balanced........................................    42,174,899       43,914,195         7,238
Gabelli Small-Cap Value...................................    42,043,416       46,195,705        25,882
Capital Growth............................................   161,043,439      167,433,023        26,124
Realty....................................................    22,286,304       22,613,688         3,742
Goldman Sachs Small-Cap Value.............................    27,047,090       27,458,299         2,546
Managed Index 500.........................................    55,099,759       56,811,438         7,658
Scudder Small-Cap Growth..................................    83,395,321       84,547,818        40,631
MFS Growth................................................   145,179,692      152,680,449        18,984
Growth with Income........................................    25,465,783       26,338,547         3,479
All-Cap Growth............................................   162,360,364      180,780,838        30,468
Janus Mid-Cap Growth......................................    21,981,086       22,610,347         3,444
All-Cap Value.............................................    30,039,804       30,903,648         9,111
Strategic Value...........................................    12,472,803       12,963,758         1,928
Internet..................................................       356,192          352,800           145
Bond-Debenture............................................       544,938          587,000           660
Growth + Income...........................................       896,211          938,920            55
Core Value................................................     1,388,432        1,433,151           105

---------------
* Income earned for the period is included in interest income on the Statement of Operations.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available,

--------------------------------------------------------------------------------

as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Expenses

Each Portfolio is charged for expenses that are directly attributable to it. Common expenses of the Trust are allocated to the Portfolios in proportion to their net assets.

Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, dividends are declared daily and paid monthly. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. (the "Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios: A I M Capital Management, Inc. for International Equity and Balanced; Alliance Capital Management L.P. for Growth and Income and Alliance Growth; Janus Capital Corporation for JanCap Growth, Janus Small-Cap Growth, Overseas Growth, Janus Mid-Cap Growth and Strategic Value; J.P. Morgan Investment Management, Inc. for Money Market; Neuberger Berman Management, Inc. for Mid-Cap Value and Neuberger Mid-Cap Growth; Federated Investment Counseling for High Yield and Aggressive Growth; T. Rowe Price Associates, Inc. for Asset Allocation and Natural Resources; Pacific Investment Management Co. for Total Return Bond and Limited Maturity Bond; INVESCO Funds Group, Inc. for Equity Income; American Century Investment Management, Inc. for International Growth II, Income & Growth, Strategic Balanced and International Growth; T. Rowe Price International, Inc. for Global Bond; Founders Asset Management, Inc. for Passport; GAMCO Investors, Inc. for Gabelli Small-Cap Value and All-Cap Value; Marsico Capital Management, LLC for Capital Growth; Cohen & Steers Capital Management, Inc. for Realty; Goldman Sachs Asset Management Inc. for Goldman Sachs Small-Cap Value; Sanford
C. Bernstein & Co., LLC for Managed Index 500 and Core Value; Zurich Scudder Investments, Inc. for Scudder Small-Cap Growth; Massachusetts Financial Services Company for Global Equity, MFS Growth, and Growth with Income; Fred Alger Management, Inc. for All-Cap Growth; Kinetics Asset Management, Inc. for Internet; and Lord Abbett & Co. for Bond-Debenture; Scudder Kemper Investments, Inc. for Japan; Alliance Capital Management, L.P. and Sanford C. Bernstein & Co., Inc. co-manager Growth + Value.

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, 0.75%, 0.90%, 0.50%, 0.90%, 0.75%, 0.75%, 0.85%, 0.65%,
0.75%, 0.90%, 1.00%, 0.80%, 0.90%, 1.00%, 0.90%, 0.65%, 0.90%, 1.00%, 0.75%,
0.85%, 1.00%, 0.90%, 0.90%, 1.00%, 0.95%, 0.60%, 0.95%, 1.00%, 0.90%, 0.90%,
0.95%, 1.00%, 0.95%, 0.95%, 1.00%, 1.00%, 0.80%, 1.00%, 0.90% and 0.75% of the
average daily net assets of the International Equity, Growth and Income, JanCap Growth, Money Market, Mid-Cap Value, Balanced, High Yield, Asset Allocation, Total

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Return Bond, Equity Income, Janus Small-Cap Growth, International Growth II,
Global Bond, Neuberger Mid-Cap Growth, Passport, Natural Resources, Limited Maturity Bond, Alliance Growth, Overseas Growth, Income & Growth, Strategic Balanced, International Growth, Gabelli Small-Cap Value, Capital Growth, Realty, Goldman Sachs Small-Cap Value, Managed Index 500, Scudder Small-Cap Growth, Global Equity, MFS Growth, Growth with Income, All-Cap Growth, Janus Mid-Cap Growth, Aggressive Growth, All-Cap Value, Strategic Value, Internet, Bond-Debenture, Japan, Growth + Value, and Core Value, respectively. The fees for International Equity are at the rate of 0.85% for average daily net assets in excess of $75 million, for Mid-Cap Value, Neuberger Mid-Cap Growth, and Alliance Growth are at the rate of 0.85% for average daily net assets in excess of $1 billion, for Balanced are at the rate of 0.70% for average daily net assets in excess of $300 million, and for Scudder Small-Cap Growth are at the rate of 0.90% for average daily net assets in excess of $1 billion. During the period ended June 30, 2001, the Investment Manager voluntarily waived 0.05% from its fee for the Money Market Portfolio and 0.05% from its fee on average daily net assets in excess of $1 billion for the JanCap Growth, Growth and Income, Total Return Bond, Equity Income and Capital Growth Portfolios. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Portfolios.

On May 1, 2001, Goldman Sachs Assets Management, Inc. became the Sub-advisor to AST Goldman Sachs Small-Cap Value Portfolio (formerly, AST Lord Abbett Small Cap Value Portfolio, sub-advised by Lord Abbett & Co., LLC).

On May 1, 2001, AST Kemper Small-Cap Growth Portfolio changed its name to AST Scudder Small-Cap Growth Portfolio.

The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan permits American Skandia Marketing, Incorporated ("ASMI") to receive brokerage commissions in connection with purchases and sales of securities by the Portfolios, and to use these commissions to promote the sale of variable contracts, the premiums for which are invested in shares of the Trust. Under the Plan, securities transactions for a Portfolio may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

Commissions received by ASMI under the Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Portfolios are unaffected by these commissions. For the period ended June 30, 2001, commissions received by ASMI totaled $3,365,396.

The Trust has entered into an agreement with American Skandia Life Assurance Corporation ("ASLAC") pursuant to which it pays ASLAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio's average daily net assets.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

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4.  TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Portfolios are determined in accordance with both tax regulations and generally accepted accounting principles in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

Capital Loss Carryforwards

At December 31, 2000, the following Portfolios had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                                  EXPIRATION DECEMBER 31,
                                              ---------------------------------------------------------------
                                  AMOUNT        2004        2005         2006         2007           2008
                               ------------   --------   ----------   ----------   -----------   ------------
JanCap Growth................  $156,116,090   $     --   $       --   $       --   $        --   $156,116,090
Money Market.................        40,109         --           --           --            --         40,109
Balanced.....................    13,244,623         --           --           --            --     13,244,623
High Yield...................    21,582,744         --           --           --     3,784,924     17,797,820
Total Return Bond............    15,727,454         --           --           --    15,727,454             --
Global Bond..................     3,374,276         --           --           --     1,753,610      1,620,666
Passport.....................    47,048,529         --           --           --            --     47,048,529
Limited Maturity Bond........     2,426,278    335,191           --           --     1,451,071        640,016
Income & Growth..............     9,602,531         --           --           --            --      9,602,531
Realty.......................     1,391,407         --           --           --     1,391,407             --
Global Equity................       102,870         --           --           --            --        102,870
MFS Growth...................       994,154         --           --           --         1,705        992,449
Growth with Income...........       305,431         --           --           --         1,855        303,576
All-Cap Growth...............    62,422,141         --           --           --            --     62,422,141
Janus Mid-Cap Growth.........       279,129         --           --           --            --        279,129

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5.  PORTFOLIO SECURITIES

Purchases and sales of securities, other than short-term obligations, during the period ended June 30, 2001, were as follows ($ in thousands):

                                                   U.S. GOVERNMENT SECURITIES        OTHER SECURITIES
                                                   --------------------------    ------------------------
                                                    PURCHASES        SALES       PURCHASES       SALES
                                                   -----------    -----------    ----------    ----------
International Equity.............................  $       --     $       --     $  264,712    $  267,785
Growth and Income................................          --             --      1,127,698       900,223
JanCap Growth....................................          --             --      1,002,453       682,629
Mid-Cap Value....................................          --             --      1,203,574     1,140,691
Balanced.........................................      12,575         19,005        224,908       250,424
High Yield.......................................          --             --        216,265       154,233
Asset Allocation.................................      80,389         11,620        113,802        93,625
Total Return Bond................................   2,998,096      3,107,680        394,861       422,592
Equity Income....................................      19,477          1,908        186,564       151,320
Janus Small-Cap Growth...........................          --             --        167,138       203,638
International Growth II..........................          --             --        278,652       285,007
Global Bond......................................      17,228         18,692         79,817        91,488
Neuberger Mid-Cap Growth.........................          --             --        338,456       346,440
Passport.........................................          --             --        736,428       769,696
Natural Resources................................          --             --         42,963        14,423
Limited Maturity Bond............................   1,600,141      1,559,972        254,456        92,263
Alliance Growth..................................          --             --        274,108       267,430
Overseas Growth..................................          --             --        295,900       335,166
Income & Growth..................................          --             --        117,962       145,898
Strategic Balanced...............................      42,582         40,704         95,881        95,219
International Growth.............................          --             --        329,238       262,861
Gabelli Small-Cap Value..........................          --             --        215,157       122,881
Capital Growth...................................          --             --        744,964       751,480
Realty...........................................          --             --         31,788        28,603
Goldman Sachs Small-Cap Value....................          --             --        389,779       316,339
Managed Index 500................................          --             --        205,125       205,412
Scudder Small-Cap Growth.........................          --             --        487,465       484,167
Global Equity....................................          --             --         33,791        10,722
MFS Growth.......................................          --             --      1,900,576       702,865
Growth with Income...............................          --             --         72,425        31,188
All-Cap Growth...................................          --             --      1,336,581       603,296
Janus Mid-Cap Growth.............................          --             --        143,986       108,882
Aggressive Growth................................          --             --         21,706        11,495
All-Cap Value....................................          --             --        128,651        30,978

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--------------------------------------------------------------------------------

                                                   U.S. GOVERNMENT SECURITIES        OTHER SECURITIES
                                                   --------------------------    ------------------------
                                                    PURCHASES        SALES       PURCHASES       SALES
                                                   -----------    -----------    ----------    ----------
Strategic Value..................................  $       --     $       --     $   52,241    $   21,038
Internet.........................................          --             --          2,600           385
Bond-Debenture...................................       5,586          4,811         37,328        14,164
Japan............................................          --             --          5,948         2,539
Growth + Value...................................          --             --          2,363            --
Core Value.......................................          --             --          6,121           115

At June 30, 2001, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows ($ in thousands):

                                                                 GROSS            GROSS         NET UNREALIZED
                                                AGGREGATE      UNREALIZED       UNREALIZED       APPRECIATION
                                                   COST       APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                                ----------    ------------    --------------    --------------
International Equity..........................  $  540,228      $ 38,128        $ (41,234)        $  (3,106)
Growth and Income.............................   1,798,368       206,733          (87,673)          119,060
JanCap Growth.................................   2,674,242       865,128         (349,937)          515,191
Mid-Cap Value.................................     935,640        87,361          (18,819)           68,542
Balanced......................................     547,884        34,900          (38,391)           (3,491)
High Yield....................................     632,496         6,828         (147,966)         (141,138)
Asset Allocation..............................     346,076        46,127          (26,501)           19,626
Total Return Bond.............................   1,920,415        15,232          (10,138)            5,094
Equity Income.................................   1,049,276       166,012          (68,825)           97,187
Janus Small-Cap Growth........................     429,404       110,362          (51,982)           58,380
International Growth II.......................     288,428        11,391          (17,542)           (6,151)
Global Bond...................................     107,200           893           (6,371)           (5,478)
Neuberger Mid-Cap Growth......................     598,683        62,780          (57,671)            5,109
Passport......................................     191,862         5,518           (9,499)           (3,981)
Natural Resources.............................     158,018        16,644           (6,267)           10,377
Limited Maturity Bond.........................     818,831         7,883           (1,544)            6,339
Alliance Growth...............................     442,830        22,733          (52,220)          (29,487)
Overseas Growth...............................     805,321        85,720         (133,462)          (47,742)
Income & Growth...............................     441,807        36,385          (43,967)           (7,582)
Strategic Balanced............................     212,411         9,152          (12,236)           (3,084)
International Growth..........................     332,711         9,671          (18,465)           (8,794)
Gabelli Small-Cap Value.......................     514,511        59,318          (35,587)           23,731
Capital Growth................................   1,325,235       179,536          (60,310)          119,226
Realty........................................     130,444        12,968           (2,569)           10,399
Goldman Sachs Small-Cap Value.................     304,173        15,174          (10,199)            4,975
Managed Index 500.............................     693,361        61,049          (69,335)           (8,286)

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--------------------------------------------------------------------------------

                                                                 GROSS            GROSS         NET UNREALIZED
                                                AGGREGATE      UNREALIZED       UNREALIZED       APPRECIATION
                                                   COST       APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                                ----------    ------------    --------------    --------------
Scudder Small-Cap Growth......................  $  618,574      $123,207        $ (53,675)        $  69,532
Global Equity.................................      54,913         1,848           (3,995)           (2,147)
MFS Growth....................................   1,345,034        51,303         (118,393)          (67,090)
Growth with Income............................     110,944         4,096           (7,292)           (3,196)
All-Cap Growth................................     950,170        59,483          (65,028)           (5,545)
Janus Mid-Cap Growth..........................      73,933         2,348           (7,762)           (5,414)
Aggressive Growth.............................      10,175           615             (562)               53
All-Cap Value.................................     116,621         5,358           (6,208)             (850)
Strategic Value...............................      40,834         1,659           (1,942)             (283)
Internet......................................       3,369           299             (163)              136
Bond-Debenture................................      30,258           486           (1,952)           (1,466)
Japan.........................................      12,961           107             (617)             (510)
Growth + Value................................       2,577            41              (89)              (48)
Core Value....................................       6,462           113             (171)              (58)

6.  WRITTEN OPTIONS TRANSACTIONS

Written options transactions, during the period ended June 30, 2001, were as follows:

                                                           BALANCED              TOTAL RETURN BOND
                                                    ----------------------    ------------------------
                                                    NUMBER OF                 NUMBER OF
                                                    CONTRACTS     PREMIUM     CONTRACTS      PREMIUM
                                                    ---------    ---------    ---------    -----------
Balance at beginning of year......................      --       $      --      2,668      $   844,040
Written...........................................     797         336,204      4,794        1,995,536
Expired...........................................    (340)       (178,834)    (3,643)      (1,376,402)
Exercised.........................................      --              --         --               --
Closed............................................    (457)       (157,370)      (738)        (181,341)
                                                      ----       ---------     ------      -----------
Balance at end of year............................      --       $      --      3,081      $ 1,281,833
                                                      ====       =========     ======      ===========

At June 30, 2001, Total Return Bond had sufficient cash and/or securities at least equal to the value of written options.

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7.  LINE OF CREDIT

The Portfolios and other affiliated funds participate in a $100 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Portfolio, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. At June 30, 2001, there were no borrowings under the agreement.

8.  ACQUISITION OF PORTFOLIOS

On February 16, 2001, AST MFS Growth Portfolio and AST Alger All-Cap Growth Portfolio acquired the net assets of AST Alger Growth Portfolio and AST Alger Mid-Cap Growth Portfolio, respectively, pursuant to a plan of reorganization approved on February 15, 2001 by the shareholders of the acquired Portfolios. The acquisitions were accomplished by a tax-free exchange of 132,412,204 shares of AST MFS Growth Portfolio in exchange for 137,650,752 shares of AST Alger Growth Portfolio, and 135,288,978 shares of AST Alger All-Cap Growth Portfolio in exchange for 87,870,014 shares of AST Alger Mid-Cap Growth Portfolio. AST Alger Growth Portfolio's net assets of $1,321,985,420, including $56,423,439 of unrealized depreciation, were combined with AST MFS Growth Portfolio's net assets of $102,897,252, aggregating net assets of $1,424,882,672 immediately after the acquisition. AST Alger Mid-Cap Growth Portfolio's net assets of $870,331,542, including $12,405,200 of unrealized depreciation, were combined with AST Alger All-Cap Growth Portfolio's net assets of $205,748,117, aggregating net assets of $1,076,079,659 immediately after the acquisition.

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